Vanguard® Total International Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.7%)
Argentina (0.0%)
*	Ternium Argentina SA Class A	390	1
Australia (5.0%)
	Commonwealth Bank of Australia	22,562,584	1,605,300
	BHP Group Ltd. (XASX)	40,227,914	1,251,968
	CSL Ltd.	6,441,947	1,160,300
	BHP Group Ltd.	27,076,249	843,479
	National Australia Bank Ltd.	41,964,250	803,869
	Westpac Banking Corp.	46,649,229	701,178
	ANZ Group Holdings Ltd.	40,118,909	696,030
	Macquarie Group Ltd.	4,856,882	572,772
	Woodside Energy Group Ltd. (XASX)	20,371,303	525,074
	Wesfarmers Ltd.	15,116,605	505,078
	Woolworths Group Ltd.	16,270,025	422,514
	Transurban Group	41,133,938	397,150
	Rio Tinto Ltd.	4,964,536	393,116
	Goodman Group	24,676,290	341,203
	Fortescue Metals Group Ltd.	21,262,652	312,576
	Aristocrat Leisure Ltd.	8,794,212	232,917
	Santos Ltd.	40,209,502	216,367
	Coles Group Ltd.	17,370,863	212,421
	QBE Insurance Group Ltd.	19,909,560	211,378
	Amcor plc	19,846,285	204,011
	Newcrest Mining Ltd. (XASX)	11,257,472	201,925
	Brambles Ltd.	18,557,910	175,572
*	James Hardie Industries plc	5,946,334	174,269
	Suncorp Group Ltd.	16,935,022	162,272
	South32 Ltd.	61,161,267	161,050
	Telstra Group Ltd.	54,364,832	155,604
	Sonic Healthcare Ltd.	6,073,282	143,498
*	Xero Ltd.	1,706,085	140,243
	Cochlear Ltd.	857,966	138,023
	Scentre Group	69,547,978	131,605
	Insurance Australia Group Ltd.	32,840,773	131,101
	Origin Energy Ltd.	22,951,760	130,665
	Pilbara Minerals Ltd.	38,379,293	125,560
	Woodside Energy Group Ltd.	4,892,708	125,441
	WiseTech Global Ltd.	2,151,083	124,223
	Computershare Ltd.	7,155,984	120,688
	Northern Star Resources Ltd.	15,064,403	117,596
	Mineral Resources Ltd.	2,288,759	110,585
	ASX Ltd.	2,585,830	108,033

		Shares	Market Value ($000)
	APA Group	15,741,031	105,892
	Lottery Corp. Ltd.	29,617,677	103,066
[1]	Ramsay Health Care Ltd.	2,328,957	92,293
	BlueScope Steel Ltd.	6,204,392	91,497
	Stockland	31,867,938	90,570
	Medibank Pvt Ltd.	36,776,838	86,827
	Mirvac Group	53,140,428	83,765
	Atlas Arteria Ltd.	19,463,020	82,273
	carsales.com Ltd.	4,769,058	79,719
	Dexus	14,399,098	79,696
	Washington H Soul Pattinson & Co. Ltd.	3,555,723	78,893
	SEEK Ltd.	4,661,556	78,175
*	Allkem Ltd.	7,797,061	78,061
	IGO Ltd.	8,292,861	77,491
	Endeavour Group Ltd.	18,345,586	74,985
	GPT Group	25,623,053	74,893
	Treasury Wine Estates Ltd.	9,640,668	72,967
	Ampol Ltd.	3,207,583	71,037
	REA Group Ltd.	669,637	70,991
	Vicinity Ltd.	50,714,125	67,430
	AGL Energy Ltd.	8,039,589	65,889
	Orica Ltd.	6,104,877	64,778
	IDP Education Ltd.	3,690,887	61,853
	Aurizon Holdings Ltd.	23,593,228	60,465
	Worley Ltd.	5,027,541	58,840
*	NEXTDC Ltd.	6,851,944	58,807
	Evolution Mining Ltd.	23,070,788	57,918
*	Lynas Rare Earths Ltd.	12,413,829	56,262
	Cleanaway Waste Management Ltd.	29,619,288	54,976
	Steadfast Group Ltd.	13,675,761	53,653
	Lendlease Corp. Ltd.	9,184,819	53,397
	Incitec Pivot Ltd.	25,808,891	52,501
*	Qantas Airways Ltd.	11,866,966	52,141
	ALS Ltd.	6,395,051	50,580
	Charter Hall Group	6,315,926	48,682
	Bendigo & Adelaide Bank Ltd.	7,662,038	48,250
	Whitehaven Coal Ltd.	10,133,320	47,348
	JB Hi-Fi Ltd.	1,450,221	44,603
	Qube Holdings Ltd.	22,263,768	44,068
	Challenger Ltd.	9,059,349	43,788
*,1	Liontown Resources Ltd.	23,050,025	41,856
	Altium Ltd.	1,562,974	40,219
	Technology One Ltd.	3,763,305	39,873
	Iluka Resources Ltd.	5,655,285	39,061
	Reece Ltd.	2,864,316	37,823
	nib holdings Ltd.	6,462,851	35,991
[1]	Bank of Queensland Ltd.	8,816,603	35,828
	Seven Group Holdings Ltd.	1,886,610	33,306
*,1	Flight Centre Travel Group Ltd.	2,085,911	32,827
	Alumina Ltd.	33,489,378	32,327
	Metcash Ltd.	13,138,104	31,814
	AMP Ltd.	41,118,410	31,289
	Reliance Worldwide Corp. Ltd.	10,601,537	30,118
[1]	Breville Group Ltd.	1,902,262	28,942
	Nine Entertainment Co. Holdings Ltd.	19,332,804	27,880
*	Sandfire Resources Ltd.	6,067,536	27,736
	Domino's Pizza Enterprises Ltd.	833,811	27,587
	Ansell Ltd.	1,695,355	27,532

		Shares	Market Value ($000)
	Orora Ltd.	11,371,332	27,468
*	Webjet Ltd.	5,101,851	27,081
	Downer EDI Ltd.	8,962,316	26,495
	Pro Medicus Ltd.	563,726	26,108
	Eagers Automotive Ltd.	2,574,509	25,607
	Beach Energy Ltd.	23,442,119	25,561
	National Storage REIT	16,362,398	25,557
[1]	New Hope Corp. Ltd.	7,067,027	25,309
	Region RE Ltd.	15,436,233	25,146
	Champion Iron Ltd.	6,156,304	24,942
	Perpetual Ltd.	1,490,419	24,741
	Charter Hall Long Wale REIT	8,904,433	24,645
	CSR Ltd.	6,357,948	24,525
[2]	Viva Energy Group Ltd.	11,202,512	23,767
	AUB Group Ltd.	1,156,576	22,342
	Sims Ltd.	2,136,556	21,794
	ARB Corp. Ltd.	1,021,117	21,437
	Corporate Travel Management Ltd.	1,519,569	21,418
	Tabcorp Holdings Ltd.	30,102,907	21,355
	Perseus Mining Ltd.	18,089,740	21,270
[1]	Harvey Norman Holdings Ltd.	7,949,227	20,223
*	Paladin Energy Ltd.	39,214,850	19,513
	Bapcor Ltd.	4,461,857	18,772
	HomeCo Daily Needs REIT	23,133,486	18,606
	Nufarm Ltd.	5,017,511	18,165
	Deterra Royalties Ltd.	5,724,599	18,142
	Super Retail Group Ltd.	2,161,922	17,943
*	Chalice Mining Ltd.	4,448,528	17,797
	Insignia Financial Ltd.	8,612,148	17,305
	Charter Hall Retail REIT	6,796,982	17,163
*	Telix Pharmaceuticals Ltd.	2,248,044	17,098
	IRESS Ltd.	2,399,898	16,777
	Waypoint REIT Ltd.	9,511,247	16,771
	Premier Investments Ltd.	1,114,167	16,612
[1]	TPG Telecom Ltd.	4,875,532	16,459
	BWP Trust	6,647,973	16,417
	GrainCorp Ltd. Class A	2,963,078	16,129
[1]	InvoCare Ltd.	1,932,812	15,894
*	PEXA Group Ltd.	1,747,169	15,587
*	De Grey Mining Ltd.	17,216,151	15,569
	Gold Road Resources Ltd.	14,273,987	15,247
	Centuria Industrial REIT	6,996,984	14,983
[1]	Lifestyle Communities Ltd.	1,249,787	14,638
	HUB24 Ltd.	743,635	14,108
*	Bellevue Gold Ltd.	14,257,440	13,988
	Brickworks Ltd.	799,020	13,938
*	Star Entertainment Group Ltd.	19,650,498	13,896
*	Megaport Ltd.	2,007,346	13,791
	Ingenia Communities Group	4,965,698	13,654
	Healius Ltd.	7,065,174	13,651
*	Boral Ltd.	4,500,457	13,213
	Costa Group Holdings Ltd.	5,899,425	13,157
[1]	Newcrest Mining Ltd. (XTSE)	721,560	12,897
	Helia Group Ltd.	4,934,152	12,883
[1]	Credit Corp. Group Ltd.	796,722	12,686
*	Neuren Pharmaceuticals Ltd.	1,450,269	12,685
	GUD Holdings Ltd.	1,855,812	12,465
*	Capricorn Metals Ltd.	4,078,562	12,305

		Shares	Market Value ($000)
	Kelsian Group Ltd.	2,621,168	12,255
[3]	Blackmores Ltd.	197,715	12,247
*,2	Life360 Inc.	2,346,775	12,227
	IPH Ltd.	2,295,986	12,222
	Abacus Property Group	6,818,042	12,204
	EVT Ltd.	1,481,811	12,193
*	United Malt Group Ltd.	3,644,070	11,812
	Netwealth Group Ltd.	1,114,113	11,383
[1]	HMC Capital Ltd.	3,255,159	11,358
	Ventia Services Group Pty Ltd.	5,821,687	11,351
	Magellan Financial Group Ltd.	1,786,809	11,232
	Ramelius Resources Ltd.	12,872,699	11,126
[2]	Coronado Global Resources Inc.	9,841,682	11,073
	Nickel Industries Ltd.	19,861,737	11,070
	Arena REIT	4,254,699	10,891
	Monadelphous Group Ltd.	1,180,395	10,837
	McMillan Shakespeare Ltd.	809,078	10,774
	NRW Holdings Ltd.	5,754,028	10,667
	Data#3 Ltd.	2,092,249	10,574
	Regis Resources Ltd.	9,276,080	10,550
*,1	Core Lithium Ltd.	24,284,744	10,486
	Lovisa Holdings Ltd.	716,464	10,358
	Centuria Capital Group	8,972,355	10,287
	Adbri Ltd.	5,991,104	10,043
*	Karoon Energy Ltd.	6,637,064	10,001
	Elders Ltd.	2,017,118	9,890
*,1	Weebit Nano Ltd.	2,356,316	9,854
*,1	Nanosonics Ltd.	3,084,867	9,833
*,3	Leo Lithium Ltd.	12,354,874	9,653
*,3	Strike Energy Ltd.	32,161,608	9,633
	Collins Foods Ltd.	1,418,170	9,572
*,1	Sayona Mining Ltd.	97,593,635	9,554
[1]	Domain Holdings Australia Ltd.	3,341,084	9,149
	Pinnacle Investment Management Group Ltd.	1,286,326	9,115
*	Boss Energy Ltd.	4,586,504	9,013
	Charter Hall Social Infrastructure REIT	4,441,968	8,944
	GQG Partners Inc.	8,179,562	8,909
*	PolyNovo Ltd.	8,065,765	8,788
	Imdex Ltd.	6,595,983	8,701
[1]	Bega Cheese Ltd.	3,939,532	8,629
	Johns Lyng Group Ltd.	2,380,093	8,482
	Hansen Technologies Ltd.	2,395,143	8,443
*	West African Resources Ltd.	13,429,054	8,146
	Codan Ltd.	1,582,974	8,002
	G8 Education Ltd.	10,747,519	7,953
	Platinum Asset Management Ltd.	7,415,221	7,912
*	SiteMinder Ltd.	2,785,505	7,893
[1]	Yancoal Australia Ltd.	2,213,227	7,600
*	Perenti Ltd.	9,169,940	7,381
	Growthpoint Properties Australia Ltd.	3,767,093	7,284
	Cromwell Property Group	19,293,760	7,143
	Rural Funds Group	5,260,609	7,074
	SmartGroup Corp. Ltd.	1,139,983	6,937
*	Resolute Mining Ltd.	28,412,043	6,922
*	Judo Capital Holdings Ltd.	7,503,032	6,893
*	Silver Lake Resources Ltd.	11,314,797	6,830
	Jumbo Interactive Ltd.	658,542	6,802
*,1	Mesoblast Ltd.	8,708,032	6,690

		Shares	Market Value ($000)
*	FleetPartners Group Ltd.	3,843,535	6,641
	Link Administration Holdings Ltd.	6,397,625	6,590
*	Omni Bridgeway Ltd.	3,466,842	6,578
*,1	Temple & Webster Group Ltd.	1,447,208	6,426
[1]	Clinuvel Pharmaceuticals Ltd.	514,899	6,355
	Vulcan Steel Ltd.	1,209,211	6,305
*	Stanmore Resources Ltd.	3,300,897	6,245
	Austal Ltd.	4,187,686	6,197
	Sigma Healthcare Ltd.	11,517,987	6,080
	oOh!media Ltd.	6,360,581	5,975
*	Silex Systems Ltd.	2,455,780	5,975
*	Macquarie Technology Group Ltd.	128,912	5,900
	Hotel Property Investments Ltd.	2,897,688	5,889
*	Calix Ltd.	2,076,166	5,834
*	Westgold Resources Ltd.	5,093,495	5,712
	Infomedia Ltd.	4,901,189	5,658
	Estia Health Ltd.	2,972,208	5,565
	Centuria Office REIT	5,690,875	5,549
*,1	Audinate Group Ltd.	863,313	5,466
*,1	Imugene Ltd.	80,857,660	5,458
*	ioneer Ltd.	27,363,534	5,354
	APM Human Services International Ltd.	3,965,570	5,318
	Dexus Industria REIT	2,758,990	5,194
	Accent Group Ltd.	4,307,562	5,123
	PWR Holdings Ltd.	784,186	4,839
*	Australian Agricultural Co. Ltd.	4,745,465	4,761
	Inghams Group Ltd.	2,502,194	4,716
	GWA Group Ltd.	3,544,622	4,680
	Myer Holdings Ltd.	10,857,641	4,639
*	OFX Group Ltd.	3,282,359	4,639
	Integral Diagnostics Ltd.	2,231,308	4,538
*,1	Arafura Rare Earths Ltd.	23,487,190	4,512
*,1	Tietto Minerals Ltd.	13,161,348	4,487
	Nick Scali Ltd.	621,504	4,475
	MyState Ltd.	1,848,275	4,431
	Service Stream Ltd.	7,175,179	4,391
[1]	Select Harvests Ltd.	1,550,323	4,379
*,1	Aussie Broadband Ltd.	2,354,311	4,365
*,3	AVZ Minerals Ltd.	33,065,566	4,331
*	Vulcan Energy Resources Ltd.	1,397,673	4,185
	Oceania Healthcare Ltd.	8,769,017	4,139
*	Tyro Payments Ltd.	4,395,020	4,133
*,1	Syrah Resources Ltd.	8,695,412	4,110
	GDI Property Group Partnership	8,904,448	3,982
	Australian Ethical Investment Ltd.	1,417,836	3,949
*,1	Argosy Minerals Ltd.	17,279,055	3,733
[1]	Australian Clinical Labs Ltd.	1,724,780	3,680
*,1	Kogan.com Ltd.	891,112	3,646
	Dicker Data Ltd.	644,976	3,471
[1]	Mayne Pharma Group Ltd.	1,048,316	3,438
[1]	Emeco Holdings Ltd.	6,891,988	3,316
*	Cooper Energy Ltd.	33,271,979	3,246
*	PointsBet Holdings Ltd.	2,816,206	3,139
*	Seven West Media Ltd.	11,915,399	3,085
[1]	Australian Finance Group Ltd.	2,423,852	2,983
*	Mount Gibson Iron Ltd.	9,154,539	2,900
*,1	Zip Co. Ltd.	9,505,230	2,849
*	Alkane Resources Ltd.	5,963,798	2,844

		Shares	Market Value ($000)
*,1	Lake Resources NL	18,637,414	2,830
*,1	BrainChip Holdings Ltd.	11,391,394	2,763
*	Fineos Corp. Ltd.	1,808,935	2,748
*	Nuix Ltd.	2,469,495	2,663
*,1	Genesis Minerals Ltd.	2,670,157	2,645
[1]	SG Fleet Group Ltd.	1,501,305	2,643
[1]	Solvar Ltd.	2,248,313	2,640
*,1	Appen Ltd.	1,706,957	2,612
	Regis Healthcare Ltd.	1,637,087	2,487
*,1	Praemium Ltd.	6,446,620	2,427
	Cedar Woods Properties Ltd.	716,052	2,419
*,1	Opthea Ltd.	5,944,926	2,281
*	Superloop Ltd.	5,046,611	2,259
*,1	Carnarvon Energy Ltd.	22,711,398	2,219
*,1	EML Payments Ltd.	4,254,377	2,161
*,1	Neometals Ltd.	6,422,866	2,122
	Navigator Global Investments Ltd.	2,107,055	2,057
*,1	Paradigm Biopharmaceuticals Ltd.	3,364,415	2,034
[1]	Southern Cross Media Group Ltd.	3,141,065	1,987
*,1	Novonix Ltd.	3,126,738	1,964
*	Ardent Leisure Group Ltd.	5,593,916	1,940
	Jupiter Mines Ltd.	13,500,043	1,864
*	St. Barbara Ltd.	10,652,084	1,728
[1]	Baby Bunting Group Ltd.	1,500,415	1,679
[1]	Bravura Solutions Ltd.	4,966,832	1,670
[1]	29Metals Ltd.	3,405,343	1,656
*,1	Australian Strategic Materials Ltd.	1,638,866	1,644
[1]	Humm Group Ltd.	4,487,001	1,358
*,1	Incannex Healthcare Ltd.	18,079,992	1,271
*,1	Aurelia Metals Ltd.	20,240,707	1,258
[1]	Pact Group Holdings Ltd.	2,374,939	1,231
*,1	Jervois Global Ltd.	29,458,092	1,212
*,3,4	Abacus Storage King	1,217,508	1,153
*,1	Bubs Australia Ltd.	8,350,570	1,097
*,1	Betmakers Technology Group Ltd.	9,483,079	957
*	Latin Resources Ltd.	3,683,386	905
*,1	Andromeda Metals Ltd.	38,614,346	830
	HealthCo REIT	843,136	807
*	Starpharma Holdings Ltd. Class A	4,701,448	695
*,1	AMA Group Ltd.	6,544,595	638
*,3	Firefinch Ltd.	14,620,770	589
*,1	Dubber Corp. Ltd.	2,954,145	348
	Sims Ltd. ADR	57	1
*,3	PPK Mining Equipment Hire Pty Ltd.	452,746	—
*,1	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	145,829	—
			19,589,413
Austria (0.2%)
	Erste Group Bank AG	4,403,163	166,421
	OMV AG	1,892,670	85,273
	Verbund AG	885,649	73,382
[2]	BAWAG Group AG	1,095,663	53,378
	voestalpine AG	1,523,468	50,344
	ANDRITZ AG	922,010	48,680
	Wienerberger AG	1,444,141	47,427
*	Raiffeisen Bank International AG	1,736,669	28,081
	CA Immobilien Anlagen AG	548,568	17,494
	Mayr Melnhof Karton AG	109,001	16,640
[1]	Oesterreichische Post AG	438,713	16,004

		Shares	Market Value ($000)
*,1	Lenzing AG	260,419	13,110
	Vienna Insurance Group AG Wiener Versicherung Gruppe	482,787	12,913
[1]	AT&S Austria Technologie & Systemtechnik AG	332,033	12,541
	UNIQA Insurance Group AG	1,529,752	12,495
	Telekom Austria AG Class A	1,609,363	12,250
[1]	DO & CO AG	87,664	11,846
	EVN AG	479,093	11,356
	Schoeller-Bleckmann Oilfield Equipment AG	164,661	9,979
*	IMMOFINANZ AG	414,004	8,307
	Strabag SE	174,470	7,321
	Palfinger AG	206,375	6,048
	Agrana Beteiligungs AG	164,285	2,927
	Porr AG	209,845	2,925
	Flughafen Wien AG	42,389	2,167
*	S IMMO AG	70,988	963
*,3	S IMMO AG Rights	682,367	—
			730,272
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	11,566,689	661,680
*	Argenx SE	775,241	390,442
	KBC Group NV	3,294,292	247,944
	UCB SA	1,621,886	143,614
	Solvay SA	929,747	111,661
	Groupe Bruxelles Lambert NV	1,314,626	106,369
	Ageas SA/NV	2,249,753	95,239
	Umicore SA	2,744,306	81,273
	Warehouses De Pauw CVA	2,098,702	62,011
	Elia Group SA/NV	499,352	61,483
	D'ieteren Group	302,866	52,894
	Ackermans & van Haaren NV	297,808	51,853
	Sofina SA	202,329	48,108
[1]	Aedifica SA	630,916	43,332
	Lotus Bakeries NV	5,344	42,764
	Cofinimmo SA	436,797	34,185
	Melexis NV	271,346	29,253
	Euronav NV	1,642,266	26,982
	Etablissements Franz Colruyt NV	658,841	25,111
	Bekaert SA	465,781	22,232
	KBC Ancora	470,812	22,033
	Barco NV	913,678	21,263
	Shurgard Self Storage Ltd.	336,031	15,333
	Montea NV	187,914	15,227
	Proximus SADP	1,843,169	14,131
	VGP NV	132,342	14,129
	Fagron	764,362	13,602
	Deme Group NV	86,386	11,440
	Gimv NV	247,658	11,437
	Tessenderlo Group SA	338,284	11,347
	Xior Student Housing NV	361,820	11,284
	Retail Estates NV	143,323	9,151
*	Ontex Group NV	999,565	8,567
[1]	Kinepolis Group NV	157,898	7,697
[1]	bpost SA	1,331,176	6,411
*	AGFA-Gevaert NV	1,885,400	4,850
	Econocom Group SA/NV	1,547,776	4,457
	Van de Velde NV	88,309	3,302
	Telenet Group Holding NV	59,835	1,370

		Shares	Market Value ($000)
	Wereldhave Belgium Comm VA	23,650	1,258
			2,546,719
Brazil (1.7%)
	Vale SA	51,922,167	759,384
	Petroleo Brasileiro SA Preference Shares	73,443,200	483,176
	Itau Unibanco Holding SA Preference Shares	65,225,789	395,044
	Petroleo Brasileiro SA	49,341,563	363,221
	Banco Bradesco SA Preference Shares	69,035,870	243,222
	B3 SA - Brasil Bolsa Balcao	76,673,431	241,593
	Ambev SA	57,604,078	181,020
	WEG SA	19,831,134	167,414
	Localiza Rent a Car SA	11,222,998	159,537
	Itausa SA Preference Shares	69,854,816	145,065
	Centrais Eletricas Brasileiras SA	17,157,511	140,235
	Banco do Brasil SA	11,448,098	116,666
	Banco BTG Pactual SA	15,514,640	111,584
	Suzano SA	9,423,004	95,789
	Raia Drogasil SA	14,904,229	91,309
*	PRIO SA	8,973,580	86,571
	Gerdau SA Preference Shares	13,825,479	85,518
	Equatorial Energia SA	11,992,652	85,061
	Rumo SA	16,745,133	82,296
[2]	Rede D'Or Sao Luiz SA	10,332,505	78,661
	JBS SA	18,094,153	71,860
	Cosan SA	16,032,361	67,605
*,2	Hapvida Participacoes e Investimentos SA	63,437,953	64,394
	Banco Bradesco SA	20,452,942	64,230
	BB Seguridade Participacoes SA	9,033,060	59,447
	Vibra Energia SA	14,943,692	54,134
	Lojas Renner SA	12,878,784	51,066
	Klabin SA	10,211,123	49,666
*	Natura & Co. Holding SA	12,844,750	49,627
	Hypera SA	5,391,328	49,321
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,862,861	47,461
	Telefonica Brasil SA	5,243,626	46,695
*	Eneva SA	16,263,152	45,982
	Sendas Distribuidora SA	15,876,631	45,225
	Cia Energetica de Minas Gerais Preference Shares	16,625,875	44,547
	Ultrapar Participacoes SA	11,115,935	44,405
	CCR SA	14,989,327	42,127
	Energisa SA	3,951,998	41,946
	TOTVS SA	5,989,855	37,456
*	BRF SA	16,597,786	34,257
	Aliansce Sonae Shopping Centers SA	6,318,446	32,482
*	Embraer SA	7,823,839	30,625
	Centrais Eletricas Brasileiras SA Preference Shares Class B	3,240,828	29,902
	Banco Santander Brasil SA	4,919,407	29,711
	Cia Paranaense de Energia Preference Shares	16,670,410	29,472
	TIM SA	9,584,712	29,066
*	Magazine Luiza SA	40,559,436	28,734
	Metalurgica Gerdau SA Preference Shares	8,962,718	26,061
*	3R Petroleum Oleo E Gas SA	3,184,778	23,943
	Transmissora Alianca de Energia Eletrica SA	2,996,575	22,813
	Engie Brasil Energia SA	2,366,133	22,036
*	Multiplan Empreendimentos Imobiliarios SA	3,756,538	20,980
[2]	GPS Participacoes e Empreendimentos SA	5,605,500	20,662
	Atacadao SA	7,044,765	20,440
	Kinea Indice de Precos FII	1,034,317	20,173

		Shares	Market Value ($000)
	Cia Siderurgica Nacional SA	6,776,133	19,832
	CPFL Energia SA	2,557,400	19,350
	Santos Brasil Participacoes SA	9,502,247	19,311
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,799,954	19,141
	Bradespar SA Preference Shares	3,744,713	18,602
*	YDUQS Participacoes SA	3,920,420	18,397
*	Cogna Educacao SA	24,977,885	17,695
	Tres Tentos Agroindustrial SA	6,587,100	17,621
	Fleury SA	4,634,843	15,790
	Sao Martinho SA	2,193,217	15,524
	Porto Seguro SA	2,511,658	15,207
	Cielo SA	15,218,757	15,191
	Arezzo Industria e Comercio SA	868,527	15,134
	M Dias Branco SA	1,662,992	14,675
	Cia de Saneamento do Parana	3,238,395	14,354
	Auren Energia SA	4,824,184	14,283
	Grupo De Moda Soma SA	5,834,757	13,869
	Itau Unibanco Holding SA ADR	2,304,578	13,850
	Raizen SA Preference Shares	15,737,654	13,845
*	Azul SA Preference Shares	3,688,355	13,806
	Caixa Seguridade Participacoes SA	5,999,300	13,689
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,562,242	13,600
	SLC Agricola SA	1,439,377	13,287
	CSHG Logistica FI Imobiliario	374,893	12,942
	Itau Unibanco Holding SA	2,467,154	12,913
	Petroreconcavo SA	2,642,450	12,847
	Neoenergia SA	3,062,100	12,660
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	8,161,495	12,478
*	Cshg Logistica-Fundo de Investimento Imobiliario-Fii	354,404	12,235
	MRV Engenharia e Participacoes SA	4,001,840	11,763
*	Braskem SA Preference Shares Class A	2,134,883	11,467
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,518,363	11,409
*	Omega Energia SA	4,472,850	11,076
	Kinea Rendimentos Imobiliarios FII	527,814	11,041
	Unipar Carbocloro SA Preference Shares Class B	633,173	10,838
	Cia de Saneamento de Minas Gerais Copasa MG	2,532,103	10,838
	Petroleo Brasileiro SA ADR	815,003	10,758
	Cia Energetica de Minas Gerais ADR	3,998,236	10,515
	Kinea Renda Imobiliaria FII	291,441	9,938
	AES Brasil Energia SA	3,856,510	9,689
	Odontoprev SA	3,733,708	9,680
	Banco Pan SA Preference Shares	4,906,900	9,650
*	IRB-Brasil Resseguros SA	1,088,084	9,462
*	Via SA	20,393,251	9,315
	Alupar Investimento SA	1,471,841	9,067
[2]	Locaweb Servicos de Internet SA	5,753,605	9,016
*	Grupo Mateus SA	5,382,280	9,015
	Marcopolo SA Preference Shares	7,732,128	8,552
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	698,508	8,529
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,759,374	8,514
	FII Iridium	460,658	8,452
	SIMPAR SA	3,914,200	8,095
	Dexco SA	4,558,648	8,069
	Vivara Participacoes SA	1,291,900	8,032
	Cia Paranaense de Energia ADR	905,188	7,839
*	Embraer SA ADR	500,190	7,823
*	Log-in Logistica Intermodal SA	726,974	7,711

		Shares	Market Value ($000)
	XP Log FII	317,537	7,681
*	Smartfit Escola de Ginastica e Danca SA	1,565,400	7,568
	Minerva SA	3,478,943	7,423
	Grendene SA	4,586,276	7,293
	Cia Energetica de Minas Gerais	1,853,007	7,226
*	Cia Brasileira de Distribuicao	1,637,185	7,167
	CSN Mineracao SA	6,962,300	6,552
	Randon SA Implementos e Participacoes Preference Shares	2,467,111	6,490
	Mills Estruturas e Servicos de Engenharia SA	2,448,267	6,441
	Pet Center Comercio e Participacoes SA	4,340,622	6,425
	Marfrig Global Foods SA	4,083,284	6,407
	Wilson Sons Holdings Brasil SA	2,268,300	6,351
	Ez Tec Empreendimentos e Participacoes SA	1,372,902	6,309
*	Alpargatas SA Preference Shares	3,065,150	6,242
	Telefonica Brasil SA ADR	685,028	6,152
*	Oncoclinicas do Brasil Servicos Medicos SA	2,362,606	6,015
[1]	Sendas Distribuidora SA ADR	401,699	5,768
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	529,552	5,683
	Direcional Engenharia SA	1,244,947	5,555
	Cshg Logistica-Fundo de Investimento Imobiliario-Fii	157,203	5,427
	EcoRodovias Infraestrutura e Logistica SA	3,100,371	5,383
	Tupy SA	936,060	5,378
	JHSF Participacoes SA	4,411,900	5,262
	Iochpe Maxion SA	1,728,671	5,063
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	923,616	5,061
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	995,560	5,004
	Mahle Metal Leve SA	504,264	4,840
	Vulcabras Azaleia SA	1,149,900	4,771
	Cia Siderurgica Nacional SA ADR	1,588,434	4,686
*	Hidrovias do Brasil SA	5,518,500	4,645
	Boa Vista Servicos SA	2,687,300	4,535
	Movida Participacoes SA	1,815,992	4,382
*	Anima Holding SA	4,278,055	4,352
	CM Hospitalar SA	965,340	4,328
[1]	Centrais Eletricas Brasileiras SA ADR	532,827	4,327
	Gerdau SA ADR	667,090	4,103
	Centrais Eletricas Brasileiras SA ADR (XNYS)	422,051	3,946
[1]	TIM SA ADR	243,230	3,673
	Grupo SBF SA	1,241,641	3,469
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,605,755	3,270
	Iguatemi SA	677,938	3,137
	Enauta Participacoes SA	1,032,969	3,047
	Taurus Armas SA Preference Shares	960,200	3,015
	Hospital Mater Dei SA	1,378,900	2,998
	Ambipar Participacoes e Empreendimentos SA	668,729	2,975
	FII Hectare Ce	251,939	2,973
*	Lojas Quero Quero SA	2,073,000	2,928
*	Diagnosticos da America SA	1,024,913	2,915
*	Zamp SA	3,015,885	2,819
	Blau Farmaceutica SA	608,300	2,673
	LOG Commercial Properties e Participacoes SA	590,356	2,672
*,1	Gol Linhas Aereas Inteligentes SA ADR	616,823	2,486
	Camil Alimentos SA	1,594,226	2,454
	Armac Locacao Logistica E Servicos SA	861,600	2,391
	Fras-Le SA	839,099	2,385
	Ambev SA ADR	730,893	2,280
*,1	Braskem SA Class A ADR	213,266	2,265
	Qualicorp Consultoria e Corretora de Seguros SA	2,423,045	2,198

		Shares	Market Value ($000)
*,1	Cia Brasileira de Distribuicao ADR	455,545	1,977
*	CVC Brasil Operadora e Agencia de Viagens SA	3,062,381	1,930
	Cia Brasileira de Aluminio	1,711,789	1,919
*	Guararapes Confeccoes SA	1,217,824	1,883
	Cia Paranaense de Energia	987,240	1,708
	Empreendimentos Pague Menos SA	1,877,750	1,676
*	Infracommerce CXAAS SA	4,681,687	1,673
*	Multilaser Industrial SA	2,218,400	1,572
*,2	Meliuz SA	724,240	1,521
	Wiz Co.	930,516	1,240
	Cury Construtora e Incorporadora SA	312,400	1,174
	BRPR Corporate Offices Fundo de Investimento Imobiliario	67,509	996
	Usinas Siderurgicas de Minas Gerais SA Usiminas	190,600	296
	Iguatemi SA Preference Shares	126,666	254
	BR Properties SA	13,751	240
			6,508,521
Canada (7.0%)
[1]	Royal Bank of Canada	18,529,392	1,836,990
[1]	Toronto-Dominion Bank	24,313,115	1,603,358
	Canadian Pacific Kansas City Ltd.	12,419,746	1,021,911
*,1	Shopify Inc. Class A (XTSE)	14,840,177	1,002,512
[1]	Enbridge Inc.	27,031,097	993,795
	Canadian National Railway Co.	7,938,066	962,212
	Canadian Natural Resources Ltd.	14,514,693	882,670
[1]	Bank of Montreal	9,483,167	881,255
	Bank of Nova Scotia	15,923,097	801,800
	Brookfield Corp. Class A	20,088,027	701,211
	Suncor Energy Inc.	17,686,537	553,404
	Constellation Software Inc.	255,075	538,906
	Canadian Imperial Bank of Commerce	11,781,579	518,920
	Alimentation Couche-Tard Inc.	10,042,884	508,446
	Manulife Financial Corp.	24,892,754	497,610
	Waste Connections Inc.	3,426,516	483,919
[1]	TC Energy Corp.	13,480,499	483,137
	Nutrien Ltd.	6,686,334	460,765
	Sun Life Financial Inc.	7,814,743	411,287
	Franco-Nevada Corp.	2,543,866	371,206
	Cenovus Energy Inc.	18,579,060	353,364
	National Bank of Canada	4,473,255	350,357
[1]	Intact Financial Corp.	2,348,989	347,027
	Agnico Eagle Mines Ltd.	6,117,739	320,721
	Restaurant Brands International Inc.	4,108,725	314,546
[1]	Thomson Reuters Corp.	2,166,601	292,462
*	CGI Inc.	2,810,711	285,622
[1]	Fortis Inc.	6,469,945	275,794
[1]	Wheaton Precious Metals Corp.	6,028,825	270,340
	Teck Resources Ltd. Class B	5,977,989	265,567
	Dollarama Inc.	3,626,053	238,850
	Barrick Gold Corp. (XTSE)	13,422,394	231,875
	Pembina Pipeline Corp.	7,310,805	231,469
	Fairfax Financial Holdings Ltd.	289,037	230,598
[1]	Magna International Inc.	3,558,866	228,891
[1]	First Quantum Minerals Ltd.	7,432,700	220,447
	WSP Global Inc.	1,569,442	216,198
[1]	Power Corp. of Canada	7,146,495	202,475
	Tourmaline Oil Corp.	3,827,479	198,362
	Cameco Corp.	5,619,409	197,562
	Loblaw Cos. Ltd.	2,045,328	181,476

		Shares	Market Value ($000)
[1]	BCE Inc.	4,026,458	173,926
	Metro Inc. Class A	3,144,066	169,214
	Barrick Gold Corp. (XLON)	9,008,462	157,620
	RB Global Inc.	2,408,336	155,533
	Open Text Corp.	3,566,331	153,185
[1]	Emera Inc.	3,630,289	147,260
	TFI International Inc.	1,100,632	141,267
	Imperial Oil Ltd.	2,409,285	129,796
	ARC Resources Ltd.	8,339,345	125,977
	Brookfield Asset Management Ltd. Class A	3,653,161	123,226
[1,2]	Hydro One Ltd.	4,214,428	118,892
	TELUS Corp.	6,325,756	112,637
	Great-West Lifeco Inc.	3,599,266	108,553
	George Weston Ltd.	912,830	105,118
	Stantec Inc.	1,487,295	100,721
[1]	Canadian Tire Corp. Ltd. Class A	715,822	98,315
	iA Financial Corp. Inc.	1,402,712	97,184
	Toromont Industries Ltd.	1,079,142	91,944
*	CAE Inc.	3,934,202	89,893
*	Descartes Systems Group Inc.	1,127,650	87,953
[1]	Canadian Apartment Properties REIT	2,255,865	87,949
	West Fraser Timber Co. Ltd.	1,031,272	86,888
	Element Fleet Management Corp.	5,244,760	84,599
	Kinross Gold Corp.	16,508,009	82,249
	Lundin Mining Corp.	9,139,971	81,720
[1]	Pan American Silver Corp.	4,819,750	81,581
	TMX Group Ltd.	3,652,650	81,161
*,1	Ivanhoe Mines Ltd. Class A	7,543,948	79,979
	FirstService Corp.	510,269	79,916
[1]	Keyera Corp.	3,019,818	75,596
[1]	Algonquin Power & Utilities Corp.	9,116,312	75,217
[1]	GFL Environmental Inc. (XTSE)	2,164,432	73,912
[1]	Gildan Activewear Inc.	2,358,950	73,363
[1]	AltaGas Ltd.	3,714,249	73,319
	Finning International Inc.	2,038,915	70,229
*	MEG Energy Corp.	3,894,420	69,433
	Saputo Inc.	3,279,279	69,234
[1]	SNC-Lavalin Group Inc.	2,355,452	68,432
[1]	Northland Power Inc.	3,341,420	64,642
[1]	Alamos Gold Inc. Class A	5,229,744	64,606
[1]	RioCan REIT	4,028,426	61,252
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	1,232,038	57,619
	Onex Corp.	934,764	57,412
*	Bombardier Inc. Class B	1,137,564	56,936
[1]	PrairieSky Royalty Ltd.	2,824,554	56,142
	Crescent Point Energy Corp.	6,741,740	54,654
[1]	Brookfield Renewable Corp. Class A	1,713,577	53,409
	Boyd Group Services Inc.	282,934	51,980
	Parkland Corp.	1,891,203	51,645
	Enerplus Corp.	3,046,686	50,969
*	Kinaxis Inc.	372,426	50,569
	B2Gold Corp.	14,496,721	50,241
	Capital Power Corp.	1,539,293	48,024
	Granite REIT	794,860	46,680
*	ATS Corp.	990,811	44,933
	BRP Inc.	473,229	43,535
*,1	Air Canada	2,352,887	43,359
	Colliers International Group Inc.	418,570	42,379

		Shares	Market Value ($000)
*	Bausch Health Cos. Inc.	4,242,651	41,247
	Premium Brands Holdings Corp. Class A	497,727	40,504
[1]	SSR Mining Inc.	2,763,598	40,260
	Stella-Jones Inc.	791,595	40,197
*	Baytex Energy Corp.	9,148,502	36,909
[1]	Choice Properties REIT	3,448,636	36,378
[1]	Dream Industrial REIT	3,326,656	35,798
*	BlackBerry Ltd.	6,937,110	35,300
	Osisko Gold Royalties Ltd. (XTSE)	2,340,593	34,701
	IGM Financial Inc.	1,076,522	33,545
[1]	Methanex Corp.	740,857	33,390
	Linamar Corp.	567,906	32,955
[1]	SmartCentres REIT	1,739,539	32,861
	TransAlta Corp.	3,123,001	31,854
	Gibson Energy Inc.	1,930,179	31,427
	First Capital REIT	2,813,217	31,425
	Parex Resources Inc.	1,416,463	31,377
[1]	Whitecap Resources Inc.	3,886,199	31,033
*	Lightspeed Commerce Inc. (XTSE)	1,744,857	30,659
*	Capstone Copper Corp.	5,847,171	30,552
	Tricon Residential Inc.	3,221,921	30,102
*	Celestica Inc.	1,362,580	29,945
	Vermilion Energy Inc.	2,129,927	29,688
	Primo Water Corp.	2,038,579	28,894
*,2	Nuvei Corp.	841,183	28,687
	CI Financial Corp.	2,252,532	28,493
	Atco Ltd.	993,928	28,371
[1]	Allied Properties REIT	1,681,597	27,979
	Boralex Inc. Class A	1,071,946	27,737
*	Shopify Inc. Class A	407,922	27,567
	H&R REIT	3,505,482	27,355
*,1	Lithium Americas Corp.	1,295,734	26,157
[1]	Boardwalk REIT	511,284	25,400
	Canadian Western Bank	1,258,779	25,154
	Russel Metals Inc.	840,829	24,747
	Definity Financial Corp.	976,290	24,573
*	Eldorado Gold Corp.	2,465,980	24,180
[1]	First Majestic Silver Corp.	3,582,947	23,911
	Chartwell Retirement Residences	3,130,824	23,766
[1]	Paramount Resources Ltd. Class A	1,003,689	23,725
	Hudbay Minerals Inc.	3,930,113	23,426
	Lundin Gold Inc.	1,731,955	23,221
*	Aritzia Inc.	1,184,464	22,537
[1]	Maple Leaf Foods Inc.	1,005,774	20,990
	Stelco Holdings Inc.	567,757	20,701
	Innergex Renewable Energy Inc.	2,087,881	20,504
[1]	Topaz Energy Corp.	1,210,896	19,697
	OceanaGold Corp.	9,389,349	19,652
	Centerra Gold Inc.	2,932,372	18,813
*	Equinox Gold Corp.	3,488,024	18,304
[1]	Laurentian Bank of Canada	574,678	17,315
*	IAMGOLD Corp.	6,340,370	17,310
	Barrick Gold Corp.	998,659	17,267
	Quebecor Inc. Class B	683,703	16,737
[1]	Superior Plus Corp.	2,220,829	16,640
[1]	Home Capital Group Inc. Class B	505,073	16,401
*	Torex Gold Resources Inc.	1,137,619	15,960
*,1	Ballard Power Systems Inc.	3,326,824	15,819

		Shares	Market Value ($000)
	GFL Environmental Inc.	462,534	15,791
[1]	NorthWest Healthcare Properties REIT	2,926,967	15,515
[1]	North West Co. Inc.	633,795	15,428
[1]	TransAlta Renewables Inc.	1,420,325	14,455
[1]	Mullen Group Ltd.	1,159,358	13,944
*	Novagold Resources Inc.	3,090,438	13,921
[1]	Primaris REIT	1,346,038	13,617
	Enghouse Systems Ltd.	587,178	13,296
*	Canfor Corp.	819,275	12,929
	Winpak Ltd.	409,194	12,586
[1]	Westshore Terminals Investment Corp.	518,252	12,003
*,1	Canada Goose Holdings Inc.	632,900	11,548
	Cascades Inc.	1,234,501	11,253
[1]	Transcontinental Inc. Class A	1,035,804	10,282
[1]	Cargojet Inc.	116,649	8,574
	First National Financial Corp.	281,144	8,334
[1]	Dye & Durham Ltd.	478,384	7,179
[1]	Cogeco Communications Inc.	131,057	6,640
	Cameco Corp. (XTSE)	157,192	5,527
*,1	Cronos Group Inc.	2,577,810	5,044
[1]	Artis REIT	885,507	4,667
[1]	Brookfield Infrastructure Corp. Class A	66,621	3,113
	Osisko Gold Royalties Ltd.	99,355	1,472
*	Lightspeed Commerce Inc.	80,928	1,423
*,1	Canopy Growth Corp.	2,144,790	1,057
*,3	Poseidon Concepts Corp.	320,721	—
			27,712,989
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,816,939	133,226
	Banco de Chile	590,210,195	65,708
	Empresas Copec SA	6,587,347	50,527
	Cencosud SA	17,919,154	38,511
*	Enel Americas SA	256,531,301	34,675
	Empresas CMPC SA	16,323,335	32,221
	Banco Santander Chile	558,015,931	29,792
	Falabella SA	10,733,931	29,683
	Banco de Credito e Inversiones SA	839,236	25,209
	Enel Chile SA	325,301,120	22,447
	Cia Sud Americana de Vapores SA	234,796,202	17,772
	Colbun SA	99,420,127	15,696
[1]	Banco Santander Chile ADR	722,603	15,247
	Cia Cervecerias Unidas SA	1,790,690	14,847
	Parque Arauco SA	8,876,475	14,231
	Embotelladora Andina SA Preference Shares Class B	4,971,731	13,661
	Aguas Andinas SA Class A	37,447,252	13,123
	Quinenco SA	3,510,454	12,218
	Cencosud Shopping SA	6,602,799	12,042
	Banco Itau Chile SA	1,005,285	11,743
	CAP SA	965,418	7,365
	SMU SA	35,645,247	6,734
	Empresa Nacional de Telecomunicaciones SA	1,590,475	6,393
	Plaza SA	3,779,646	6,082
*	Engie Energia Chile SA	5,814,215	5,953
	Sociedad de Inversiones Oro Blanco SA	588,792,194	5,613
	Inversiones Aguas Metropolitanas SA	5,971,080	4,904
	Vina Concha y Toro SA	3,372,526	4,579
	Ripley Corp. SA	14,849,019	3,230
	SONDA SA	5,827,150	3,096

		Shares	Market Value ($000)
	Inversiones La Construccion SA	300,994	2,117
	Enel Chile SA ADR	153,493	523
			659,168
China (8.1%)
	Tencent Holdings Ltd.	83,557,240	3,840,387
*	Alibaba Group Holding Ltd.	230,804,096	2,949,535
*,2	Meituan Class B	71,542,207	1,365,749
	China Construction Bank Corp. Class H	1,239,297,479	722,335
	JD.com Inc. Class A	31,642,157	655,106
	Ping An Insurance Group Co. of China Ltd. Class H	84,496,522	615,704
*	Baidu Inc. Class A	29,986,223	586,254
	NetEase Inc.	24,520,609	534,067
*	PDD Holdings Inc. ADR	5,847,654	525,236
	Industrial & Commercial Bank of China Ltd. Class H	1,064,095,246	519,627
	BYD Co. Ltd. Class H	13,018,648	463,699
	Bank of China Ltd. Class H	995,838,141	369,354
*,2	Xiaomi Corp. Class B	195,855,993	311,584
*,2	Kuaishou Technology	34,965,249	306,878
*	Li Auto Inc. Class A	14,144,069	303,631
	Kweichow Moutai Co. Ltd. Class A	1,125,421	297,061
*	Trip.com Group Ltd.	7,090,031	289,577
*,2	Wuxi Biologics Cayman Inc.	47,508,374	274,161
	China Merchants Bank Co. Ltd. Class H	53,161,196	264,356
	Yum China Holdings Inc. (XHKG)	4,202,246	258,776
*,1	NIO Inc. ADR	16,049,802	245,562
	PetroChina Co. Ltd. Class H	279,844,085	205,192
	ANTA Sports Products Ltd.	16,806,730	199,175
	China Petroleum & Chemical Corp. Class H	347,461,718	194,591
	Li Ning Co. Ltd.	30,676,724	187,019
	China Life Insurance Co. Ltd. Class H	99,739,338	175,104
	China Resources Land Ltd.	36,815,235	171,788
	ZTO Express Cayman Inc.	5,820,558	161,216
*,1	XPeng Inc. Class A	14,735,174	157,179
	China Mengniu Dairy Co. Ltd.	41,131,424	156,225
*	KE Holdings Inc. ADR	8,551,735	148,971
	China Shenhua Energy Co. Ltd. Class H	47,395,060	142,062
	Agricultural Bank of China Ltd. Class H	388,943,504	141,476
*	BeiGene Ltd.	8,357,468	138,421
	Zijin Mining Group Co. Ltd. Class H	79,798,595	137,822
[2]	Nongfu Spring Co. Ltd. Class H	23,388,923	136,368
*	H World Group Ltd. ADR	2,833,447	136,119
	China Resources Beer Holdings Co. Ltd.	21,002,343	135,315
	ENN Energy Holdings Ltd.	10,179,451	123,729
	China Overseas Land & Investment Ltd.	51,419,328	121,975
	Shenzhou International Group Holdings Ltd.	10,118,904	107,410
	Geely Automobile Holdings Ltd.	73,202,744	106,820
	PICC Property & Casualty Co. Ltd. Class H	89,812,973	105,344
*	New Oriental Education & Technology Group Inc.	18,028,096	102,697
	Haier Smart Home Co. Ltd. Class H	31,168,925	102,499
*,2	JD Health International Inc.	13,809,245	100,950
	China Pacific Insurance Group Co. Ltd. Class H	37,004,883	99,762
	CSPC Pharmaceutical Group Ltd.	111,334,056	92,995
*	Vipshop Holdings Ltd. ADR	4,802,017	90,422
	Wuliangye Yibin Co. Ltd. Class A	3,465,713	88,037
	Contemporary Amperex Technology Co. Ltd. Class A	2,617,217	87,261
	Sunny Optical Technology Group Co. Ltd.	8,701,777	85,313
*,2	Innovent Biologics Inc.	18,539,978	82,900
	China Merchants Bank Co. Ltd. Class A (XSSC)	16,393,629	81,821

		Shares	Market Value ($000)
*	Kanzhun Ltd. ADR	4,299,205	80,309
[2]	Postal Savings Bank of China Co. Ltd. Class H	126,964,794	78,273
	Yum China Holdings Inc.	1,249,287	76,232
	Tsingtao Brewery Co. Ltd. Class H	8,260,719	74,283
	CITIC Ltd.	65,596,062	74,046
[2]	China Tower Corp. Ltd. Class H	622,201,646	70,333
	Bank of Communications Co. Ltd. Class H	114,984,044	69,465
[2]	Longfor Group Holdings Ltd.	25,642,157	69,373
	CITIC Securities Co. Ltd. Class H	31,331,325	67,486
*	Full Truck Alliance Co. Ltd. ADR	8,952,088	67,051
	Ping An Insurance Group Co. of China Ltd. Class A	8,915,347	65,875
	BYD Co. Ltd. Class A (XSEC)	1,677,977	64,057
	Xinyi Solar Holdings Ltd.	56,735,252	61,606
*	Kingdee International Software Group Co. Ltd.	34,285,286	60,139
	GCL Technology Holdings Ltd.	275,723,000	60,070
*	Bilibili Inc.	3,142,508	59,770
	Sino Biopharmaceutical Ltd.	130,220,818	59,060
*	Tencent Music Entertainment Group ADR	8,316,602	58,133
[2]	Haidilao International Holding Ltd.	20,348,310	57,473
	China CITIC Bank Corp. Ltd. Class H	116,559,797	56,368
*	Alibaba Health Information Technology Ltd.	77,457,919	55,616
	China Resources Power Holdings Co. Ltd.	25,258,882	54,798
	Sinopharm Group Co. Ltd. Class H	16,613,327	52,319
	Anhui Conch Cement Co. Ltd. Class H	17,033,766	51,423
	Agricultural Bank of China Ltd. Class A (XSSC)	101,416,900	51,392
	Kingsoft Corp. Ltd.	11,534,700	49,647
*,1,2	SenseTime Group Inc. Class B	204,968,000	49,115
*	TAL Education Group ADR	5,936,407	48,560
[2]	China International Capital Corp. Ltd. Class H	21,208,422	46,937
	Yankuang Energy Group Co. Ltd. Class H	30,695,235	46,215
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,081,987	44,904
	Luzhou Laojiao Co. Ltd. Class A	1,315,161	44,461
	China Vanke Co. Ltd. Class H	31,199,661	44,221
[2]	WuXi AppTec Co. Ltd. Class H	4,647,071	44,205
[1]	Great Wall Motor Co. Ltd. Class H	32,181,055	44,034
	COSCO SHIPPING Holdings Co. Ltd. Class H	41,524,725	43,950
	China Gas Holdings Ltd.	38,972,153	43,656
	ZTE Corp. Class H	11,857,728	43,397
	Industrial Bank Co. Ltd. Class A	18,575,279	43,365
	China Longyuan Power Group Corp. Ltd. Class H	44,495,772	43,079
	People's Insurance Co. Group of China Ltd. Class H	109,264,106	42,065
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	62,228,198	41,558
	China Resources Gas Group Ltd.	11,823,374	40,959
	Weichai Power Co. Ltd. Class H	27,457,364	40,677
	Kunlun Energy Co. Ltd.	49,236,728	40,290
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	30,828,550	39,814
	BYD Electronic International Co. Ltd.	10,267,874	39,640
	China Tourism Group Duty Free Corp. Ltd. Class A	2,233,692	39,484
	Yangzijiang Shipbuilding Holdings Ltd.	33,837,522	39,200
	Tingyi Cayman Islands Holding Corp.	25,119,630	38,792
	China National Building Material Co. Ltd. Class H	60,913,010	38,500
	Wanhua Chemical Group Co. Ltd. Class A	2,781,583	38,133
	Hengan International Group Co. Ltd.	9,264,507	38,108
*,2	JD Logistics Inc.	22,380,876	38,090
*	Zai Lab Ltd.	12,396,520	37,909
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	8,503,647	37,894
*	Tongcheng Travel Holdings Ltd.	15,545,819	37,724
*	iQIYI Inc. ADR	5,914,904	37,501

		Shares	Market Value ($000)
[2]	China Resources Mixc Lifestyle Services Ltd.	7,720,290	37,364
[2]	CGN Power Co. Ltd. Class H	150,290,720	36,887
	China Minsheng Banking Corp. Ltd. Class H	96,248,717	36,687
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,086,552	36,381
	CMOC Group Ltd. Class H	53,256,170	35,638
*,1	Country Garden Holdings Co. Ltd.	173,131,898	35,568
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,685,978	35,526
	Foxconn Industrial Internet Co. Ltd. Class A	11,166,205	34,971
*,2	Akeso Inc.	6,547,260	34,676
[2]	Topsports International Holdings Ltd.	37,015,479	34,216
	Haitong Securities Co. Ltd. Class H	48,721,319	34,087
	Guangdong Investment Ltd.	39,053,201	33,809
	China Railway Group Ltd. Class H	51,211,618	33,670
*	Genscript Biotech Corp.	12,854,403	33,107
[2]	China Feihe Ltd.	53,596,189	32,845
	CITIC Securities Co. Ltd. Class A (XSSC)	9,593,773	32,426
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	9,891,846	32,417
[2]	Huatai Securities Co. Ltd. Class H	22,713,705	32,410
	Anhui Gujing Distillery Co. Ltd. Class B	1,725,480	32,256
	China State Construction Engineering Corp. Ltd. Class A	37,382,138	32,021
*	Huaneng Power International Inc. Class H	57,484,098	31,933
	East Money Information Co. Ltd. Class A	14,066,743	31,742
	New China Life Insurance Co. Ltd. Class H	10,917,932	31,662
	China Oilfield Services Ltd. Class H	26,715,043	31,538
[1]	Country Garden Services Holdings Co. Ltd.	27,521,942	31,511
	Zhongsheng Group Holdings Ltd.	8,797,397	30,909
	SF Holding Co. Ltd. Class A	4,382,481	30,552
	Qifu Technology Inc. Class A ADR	1,526,712	30,473
[2]	Yadea Group Holdings Ltd.	13,288,488	30,240
	Muyuan Foods Co. Ltd. Class A	4,849,009	30,162
	Minth Group Ltd.	9,388,408	30,053
	Ping An Bank Co. Ltd. Class A	17,345,013	29,957
	Ganfeng Lithium Group Co. Ltd. Class A	3,570,151	29,948
[2]	Hygeia Healthcare Holdings Co. Ltd.	4,594,048	29,866
	Bank of China Ltd. Class A (XSSC)	53,988,200	29,555
	CRRC Corp. Ltd. Class H	52,901,034	29,197
*	Daqo New Energy Corp. ADR	743,759	29,059
	China State Construction International Holdings Ltd.	23,636,645	28,980
	Aluminum Corp. of China Ltd. Class H	58,264,012	28,973
	Jiangxi Copper Co. Ltd. Class H	17,232,420	28,950
	China Hongqiao Group Ltd.	29,943,783	28,892
	China Galaxy Securities Co. Ltd. Class H	49,259,033	28,820
	Luxshare Precision Industry Co. Ltd. Class A	6,322,402	28,646
	Yuexiu Property Co. Ltd.	21,565,657	28,460
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,362,957	28,336
	Zijin Mining Group Co. Ltd. Class A (XSSC)	15,422,667	28,169
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,447,072	28,167
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,057,718	28,136
	Guangzhou Automobile Group Co. Ltd. Class H	44,423,508	27,963
	China Merchants Port Holdings Co. Ltd.	20,223,261	27,822
	China Medical System Holdings Ltd.	16,481,045	27,753
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,340,367	27,527
	Kingboard Holdings Ltd.	9,682,240	26,942
*,1,2	East Buy Holding Ltd.	5,489,341	26,843
	Beijing Enterprises Holdings Ltd.	6,738,913	26,802
[1,2]	Smoore International Holdings Ltd.	23,736,246	26,724
[2]	Pop Mart International Group Ltd.	9,379,798	26,654
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	7,689,985	26,282

		Shares	Market Value ($000)
	GF Securities Co. Ltd. Class H	15,747,986	25,197
	China Yangtze Power Co. Ltd. Class A	8,340,200	25,071
*	Microport Scientific Corp.	12,323,039	24,870
	China Conch Venture Holdings Ltd.	19,817,534	24,819
	China Power International Development Ltd.	65,704,568	24,692
*	Air China Ltd. Class H	29,770,218	24,413
	NARI Technology Co. Ltd. Class A	7,156,864	24,375
*	Canadian Solar Inc.	672,079	24,302
*,2	China Literature Ltd.	5,333,677	24,299
	Shanghai Baosight Software Co. Ltd. Class B	9,343,682	24,126
	MINISO Group Holding Ltd. ADR	1,147,682	24,113
	Autohome Inc. ADR	749,857	23,973
[2]	Jiumaojiu International Holdings Ltd.	12,101,535	23,883
	Bank of Ningbo Co. Ltd. Class A	5,834,942	23,817
	PetroChina Co. Ltd. Class A	21,398,570	23,767
	TravelSky Technology Ltd. Class H	12,315,068	23,650
[2]	3SBio Inc.	24,484,641	23,587
	C&D International Investment Group Ltd.	8,605,833	23,510
	Aier Eye Hospital Group Co. Ltd. Class A	8,276,984	23,357
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,682,978	22,828
	China Railway Group Ltd. Class A (XSSC)	20,176,600	22,728
*,1	JinkoSolar Holding Co. Ltd. ADR	531,862	22,578
	WuXi AppTec Co. Ltd. Class A (XSSC)	2,216,996	22,311
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	534,456	21,720
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,883,576	21,569
	Bosideng International Holdings Ltd.	46,960,417	21,529
	China Taiping Insurance Holdings Co. Ltd.	19,275,293	21,501
[2]	Hansoh Pharmaceutical Group Co. Ltd.	12,987,836	21,090
	Fosun International Ltd.	28,819,006	21,007
	Bank of Communications Co. Ltd. Class A (XSSC)	25,708,791	20,954
	Poly Developments & Holdings Group Co. Ltd. Class A	10,487,225	20,927
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,866,882	20,761
	Sungrow Power Supply Co. Ltd. Class A	1,320,908	20,643
	Hello Group Inc. ADR	1,930,887	20,564
	CRRC Corp. Ltd. Class A	21,876,700	20,560
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	4,863,272	20,413
*	GDS Holdings Ltd. Class A	12,368,486	20,365
	China Overseas Property Holdings Ltd.	17,132,294	20,128
*	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,585,366	19,994
	Zhaojin Mining Industry Co. Ltd. Class H	13,804,192	19,914
	Shenwan Hongyuan Group Co. Ltd. Class A	27,961,432	19,735
*,1,2	Ping An Healthcare & Technology Co. Ltd.	7,428,435	19,692
	Shaanxi Coal Industry Co. Ltd. Class A	8,627,810	19,635
	Tongwei Co. Ltd. Class A	4,020,784	19,615
*,1	RLX Technology Inc. ADR	11,138,725	19,493
*	HUTCHMED China Ltd.	6,541,483	19,450
	Chinasoft International Ltd.	30,966,258	19,397
	China Shenhua Energy Co. Ltd. Class A (XSSC)	4,804,966	19,114
	China Petroleum & Chemical Corp. Class A	21,916,836	19,044
	Haitian International Holdings Ltd.	7,594,058	19,021
	China Coal Energy Co. Ltd. Class H	26,221,441	19,004
	China Everbright Environment Group Ltd.	47,490,687	18,951
	Sany Heavy Industry Co. Ltd. Class A	7,593,265	18,891
	SAIC Motor Corp. Ltd. Class A	8,612,276	18,697
	NAURA Technology Group Co. Ltd. Class A	467,860	18,611
	Sinotruk Hong Kong Ltd.	8,849,475	18,594
*,2	Hua Hong Semiconductor Ltd.	5,459,895	18,591
	China CSSC Holdings Ltd. Class A	3,975,164	18,588

		Shares	Market Value ($000)
	Sany Heavy Equipment International Holdings Co. Ltd.	11,717,124	18,545
	Haier Smart Home Co. Ltd. Class A (XSSC)	5,345,994	18,516
[2]	Ganfeng Lithium Group Co. Ltd. Class H	2,868,091	18,477
	Iflytek Co. Ltd. Class A	2,067,850	18,205
	Dongfeng Motor Group Co. Ltd. Class H	38,894,225	18,204
	China Everbright Bank Co. Ltd. Class A (XSSC)	41,606,509	18,180
	China United Network Communications Ltd. Class A	24,783,500	17,934
	Shenzhen Inovance Technology Co. Ltd. Class A	1,777,814	17,687
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	15,992,543	17,673
	BOE Technology Group Co. Ltd. Class A (XSEC)	29,755,000	17,631
	COSCO SHIPPING Holdings Co. Ltd. Class A	12,323,536	17,476
[2]	China Resources Pharmaceutical Group Ltd.	22,447,703	17,472
	Shenzhen International Holdings Ltd.	18,333,334	17,202
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,056,100	16,965
*	China Ruyi Holdings Ltd.	55,139,121	16,787
	Xtep International Holdings Ltd.	14,952,341	16,664
	JOYY Inc. ADR	474,921	16,508
	China Three Gorges Renewables Group Co. Ltd. Class A	21,847,600	16,491
	Lufax Holding Ltd. ADR	9,154,353	16,295
	China Energy Engineering Corp. Ltd. Class A (XSSC)	47,426,138	16,273
[2]	Guotai Junan Securities Co. Ltd. Class H	12,981,958	16,214
	China Vanke Co. Ltd. Class A (XSEC)	7,436,938	15,896
	AviChina Industry & Technology Co. Ltd. Class H	31,723,655	15,893
[2]	CSC Financial Co. Ltd. Class H	13,408,945	15,874
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,623,180	15,644
*	Beijing Capital International Airport Co. Ltd. Class H	23,700,191	15,499
*,1,2	Weimob Inc.	28,185,666	15,341
	Jiangsu Expressway Co. Ltd. Class H	16,707,059	15,321
*,1,2	New Horizon Health Ltd.	4,482,117	15,319
[1]	Flat Glass Group Co. Ltd. Class H	5,108,777	15,292
	CSC Financial Co. Ltd. Class A	4,096,941	15,278
	China National Nuclear Power Co. Ltd. Class A	14,909,331	15,262
	Eve Energy Co. Ltd. Class A	1,820,258	15,116
	Zhejiang Expressway Co. Ltd. Class H	18,733,161	15,046
	China Communications Services Corp. Ltd. Class H	31,559,501	15,013
	China Traditional Chinese Medicine Holdings Co. Ltd.	32,243,682	14,907
*	Chindata Group Holdings Ltd. ADR	1,849,277	14,905
	Baoshan Iron & Steel Co. Ltd. Class A	16,499,344	14,838
	China Jinmao Holdings Group Ltd.	90,025,558	14,795
	Weibo Corp. ADR	936,112	14,744
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,606,875	14,697
	Dongyue Group Ltd.	14,881,811	14,682
	China Merchants Securities Co. Ltd. Class A (XSSC)	6,984,522	14,646
*	Shanghai International Airport Co. Ltd. Class A	2,191,136	14,565
	Yihai International Holding Ltd.	6,224,377	14,339
	Chongqing Changan Automobile Co. Ltd. Class B	27,676,962	14,216
*,2	Keymed Biosciences Inc.	1,995,791	14,169
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	25,154,300	14,151
	Kingboard Laminates Holdings Ltd.	13,790,229	14,149
*	China Southern Airlines Co. Ltd. Class H	22,366,505	14,019
	ZTE Corp. Class A (XSEC)	2,551,364	13,997
	Tianqi Lithium Corp. Class A	1,495,890	13,967
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,134,673	13,961
	China Construction Bank Corp. Class A (XSSC)	16,127,801	13,915
	Nine Dragons Paper Holdings Ltd.	20,899,711	13,773
	COSCO SHIPPING Ports Ltd.	21,699,910	13,710
*	Hollysys Automation Technologies Ltd.	780,702	13,686
	Postal Savings Bank of China Co. Ltd. Class A	18,760,873	13,647

		Shares	Market Value ($000)
	Far East Horizon Ltd.	18,062,309	13,586
	AECC Aviation Power Co. Ltd. Class A	2,387,206	13,523
	Uni-President China Holdings Ltd.	15,393,074	13,309
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,741,266	13,282
	Focus Media Information Technology Co. Ltd. Class A	12,698,972	13,257
	Greentown China Holdings Ltd.	11,499,750	13,220
	Daqin Railway Co. Ltd. Class A	13,056,300	13,083
*,1	China Eastern Airlines Corp. Ltd. Class H	33,443,864	13,020
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,509,100	13,001
	Beijing Enterprises Water Group Ltd.	53,068,578	12,949
[2]	Dali Foods Group Co. Ltd.	27,566,972	12,870
	Lao Feng Xiang Co. Ltd. Class B	3,471,953	12,803
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	5,677,457	12,771
	China Resources Cement Holdings Ltd.	29,215,498	12,729
	Power Construction Corp. of China Ltd. Class A	15,095,702	12,688
	China Education Group Holdings Ltd.	13,631,248	12,617
	Hithink RoyalFlush Information Network Co. Ltd. Class A	475,731	12,605
	China Everbright Bank Co. Ltd. Class H	41,793,762	12,451
	LONGi Green Energy Technology Co. Ltd. Class A	2,957,208	12,392
	Shenzhen Transsion Holdings Co. Ltd. Class A	718,921	12,353
*,2	Jinxin Fertility Group Ltd.	21,262,015	12,347
	China Cinda Asset Management Co. Ltd. Class H	116,539,397	12,299
	Bank of Beijing Co. Ltd. Class A	18,573,814	12,141
*,1	EHang Holdings Ltd. ADR	532,302	12,062
	FinVolution Group ADR	2,054,151	12,058
	Anhui Gujing Distillery Co. Ltd. Class A	313,737	11,950
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,776,124	11,922
	Chongqing Rural Commercial Bank Co. Ltd. Class H	32,150,778	11,893
*,2	Luye Pharma Group Ltd.	24,793,539	11,622
	Huatai Securities Co. Ltd. Class A (XSSC)	4,885,200	11,615
	Huaxia Bank Co. Ltd. Class A	14,236,134	11,560
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	5,206,000	11,367
	Zhongji Innolight Co. Ltd. Class A	629,279	11,288
*,1,2	Remegen Co. Ltd. Class H	1,957,820	11,173
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,192,000	11,045
	Bank of Shanghai Co. Ltd. Class A	12,760,260	11,020
	China CITIC Bank Corp. Ltd. Class A (XSSC)	13,077,084	11,014
*	Advanced Micro-Fabrication Equipment Inc. China Class A	548,987	11,002
	Bank of Nanjing Co. Ltd. Class A	9,103,748	10,929
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	2,755,759	10,924
	Fufeng Group Ltd.	19,889,124	10,831
	Orient Securities Co. Ltd. Class A (XSSC)	7,140,915	10,823
*	Alibaba Pictures Group Ltd.	175,811,139	10,810
*	China Southern Airlines Co. Ltd. Class A (XSSC)	10,981,500	10,763
	China Water Affairs Group Ltd.	12,609,909	10,699
*	Hopson Development Holdings Ltd.	12,742,879	10,694
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,063,952	10,687
	Yunnan Baiyao Group Co. Ltd. Class A	1,416,735	10,679
	Hisense Home Appliances Group Co. Ltd. Class H	4,110,841	10,648
*,1,2	China Huarong Asset Management Co. Ltd. Class H	201,419,000	10,508
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,475,847	10,491
*	360 Security Technology Inc. Class A	6,302,491	10,476
*	Gushengtang Holdings Ltd.	1,643,596	10,454
	Will Semiconductor Co. Ltd. Shanghai Class A	726,591	10,452
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,914,863	10,437
	Grand Pharmaceutical Group Ltd.	18,260,903	10,427
	Guangdong Haid Group Co. Ltd. Class A	1,478,858	10,426
	SSY Group Ltd.	18,304,411	10,309

		Shares	Market Value ($000)
	XCMG Construction Machinery Co. Ltd. Class A	10,321,464	10,219
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	10,215
	Trina Solar Co. Ltd. Class A	1,927,685	10,175
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,172,425	10,147
	TBEA Co. Ltd. Class A	4,404,799	10,115
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,583,191	10,092
	Everbright Securities Co. Ltd. Class A (XSSC)	3,919,300	10,078
*	GF Securities Co. Ltd. Class A (XSEC)	4,382,575	10,064
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,843,980	10,055
*	Lifetech Scientific Corp.	28,736,619	10,046
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	2,639,100	10,044
	Imeik Technology Development Co. Ltd. Class A	150,200	10,018
*,1	Kingsoft Cloud Holdings Ltd. ADR	1,415,161	9,963
*,2	InnoCare Pharma Ltd.	9,494,135	9,943
*,1	Xinte Energy Co. Ltd. Class H	5,003,805	9,919
	China Datang Corp. Renewable Power Co. Ltd. Class H	30,400,753	9,909
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,795,624	9,907
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	757,222	9,895
[1]	Tianneng Power International Ltd.	8,829,375	9,893
	Hundsun Technologies Inc. Class A	1,702,151	9,812
	Poly Property Services Co. Ltd. Class H	1,834,172	9,803
*	COFCO Joycome Foods Ltd.	35,238,541	9,777
*	TCL Technology Group Corp. Class A	16,260,240	9,773
	Fu Shou Yuan International Group Ltd.	12,602,420	9,745
	Great Wall Motor Co. Ltd. Class A	2,339,464	9,703
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,215,267	9,635
	Haitong Securities Co. Ltd. Class A (XSSC)	6,605,500	9,582
	Huizhou Desay Sv Automotive Co. Ltd. Class A	439,319	9,579
	Sinotrans Ltd. Class H	23,576,079	9,486
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,092,118	9,468
	GigaDevice Semiconductor Inc. Class A	583,174	9,379
*,1,2	Alphamab Oncology	8,050,959	9,339
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,245,985	9,332
	Huadian Power International Corp. Ltd. Class H	21,010,209	9,306
	Huadong Medicine Co. Ltd. Class A	1,527,863	9,295
	Gree Electric Appliances Inc. of Zhuhai Class A	1,703,983	9,254
*	Yunnan Energy New Material Co. Ltd. Class A	682,030	9,228
[1,2]	Meitu Inc.	25,135,204	9,176
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	9,171
	Metallurgical Corp. of China Ltd. Class A (XSSC)	15,578,494	9,144
	Zhejiang Dahua Technology Co. Ltd. Class A	2,955,493	9,089
	Bank of Hangzhou Co. Ltd. Class A	5,270,504	9,055
	Weichai Power Co. Ltd. Class A (XSEC)	4,869,400	9,002
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,721,252	8,883
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,863,346	8,825
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,307,070	8,727
*	Golden Solar New Energy Technology Holdings Ltd.	9,622,192	8,693
	Sinopec Engineering Group Co. Ltd. Class H	19,174,326	8,653
	Beijing Tongrentang Co. Ltd. Class A	1,201,934	8,588
	Shanghai Industrial Holdings Ltd.	5,757,014	8,546
	China Suntien Green Energy Corp. Ltd. Class H	23,024,313	8,461
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	4,103,000	8,426
	China Lesso Group Holdings Ltd.	12,260,416	8,377
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	2,968,000	8,360
	Inspur Electronic Information Industry Co. Ltd. Class A	1,304,752	8,344
	Metallurgical Corp. of China Ltd. Class H	33,066,697	8,332
[2]	BAIC Motor Corp. Ltd. Class H	29,924,954	8,331
	Ningbo Tuopu Group Co. Ltd. Class A	806,887	8,308

		Shares	Market Value ($000)
	People's Insurance Co. Group of China Ltd. Class A	9,375,299	8,296
	China Risun Group Ltd.	17,654,094	8,228
	Sichuan Chuantou Energy Co. Ltd. Class A	4,061,576	8,221
	Montage Technology Co. Ltd. Class A	1,006,331	8,160
	GD Power Development Co. Ltd. Class A	15,746,870	8,134
	Yonyou Network Technology Co. Ltd. Class A	3,053,285	8,073
	China Nonferrous Mining Corp. Ltd.	15,244,316	8,061
	China Overseas Grand Oceans Group Ltd.	15,703,402	8,021
	CIMC Enric Holdings Ltd.	7,926,208	7,992
	Skyworth Group Ltd.	17,382,344	7,944
	Aluminum Corp. of China Ltd. Class A	8,864,600	7,919
	Mango Excellent Media Co. Ltd. Class A	1,643,799	7,914
*	Seazen Group Ltd.	34,926,348	7,865
	Sun Art Retail Group Ltd.	25,645,828	7,864
	Dongfang Electric Corp. Ltd. Class A (XSSC)	2,904,300	7,829
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	565,158	7,816
[2]	China Railway Signal & Communication Corp. Ltd. Class H	21,214,444	7,768
	Huayu Automotive Systems Co. Ltd. Class A	2,808,305	7,766
	Yangzijiang Financial Holding Ltd.	31,221,558	7,751
*,2	Alliance International Education Leasing Holdings Ltd.	12,017,000	7,746
*,1	Gaotu Techedu Inc. ADR	1,846,600	7,737
	Lens Technology Co. Ltd. Class A	4,437,193	7,684
	Industrial Securities Co. Ltd. Class A	7,826,910	7,651
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,426,900	7,575
	Shoucheng Holdings Ltd.	31,998,332	7,564
	Changchun High & New Technology Industry Group Inc. Class A	359,073	7,559
	Towngas Smart Energy Co. Ltd.	15,551,733	7,548
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,351,594	7,546
	GoerTek Inc. Class A	3,005,986	7,537
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,653,550	7,526
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	6,578,411	7,522
*	Shanghai Electric Group Co. Ltd. Class H	30,810,589	7,514
	China Jushi Co. Ltd. Class A	3,558,388	7,401
	Tong Ren Tang Technologies Co. Ltd. Class H	8,148,777	7,355
*,2	A-Living Smart City Services Co. Ltd.	10,230,789	7,350
	Goldwind Science & Technology Co. Ltd.	10,681,863	7,330
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	47,819,906	7,324
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	6,551,040	7,321
	China Everbright Ltd.	11,004,287	7,221
	BOE Varitronix Ltd.	4,724,854	7,216
	Shanghai International Port Group Co. Ltd. Class A	9,487,100	7,201
	Tianqi Lithium Corp. Class H	1,149,000	7,190
	Shenzhen Expressway Corp. Ltd. Class H	8,310,965	7,186
	Beijing Kingsoft Office Software Inc. Class A	125,977	7,169
*	New Hope Liuhe Co. Ltd. Class A	4,050,887	7,092
	Wingtech Technology Co. Ltd. Class A	1,087,146	7,082
	Noah Holdings Ltd. ADR	464,676	7,072
	JCET Group Co. Ltd. Class A	1,525,781	7,055
[2]	AsiaInfo Technologies Ltd.	4,995,627	7,051
	Xinyi Energy Holdings Ltd.	22,861,177	7,044
	Shenzhen Investment Ltd.	35,247,328	7,035
*,1,3	CIFI Holdings Group Co. Ltd.	72,104,378	7,027
	Maxscend Microelectronics Co. Ltd. Class A	416,505	7,027
[2]	Legend Holdings Corp. Class H	6,800,153	7,021
*	Huaneng Power International Inc. Class A (XSSC)	5,794,976	6,970
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,914,065	6,886
	Vinda International Holdings Ltd.	3,403,440	6,877
	Shougang Fushan Resources Group Ltd.	23,834,233	6,873

		Shares	Market Value ($000)
	China Resources Microelectronics Ltd. Class A	852,624	6,854
	Satellite Chemical Co. Ltd. Class A	3,035,848	6,850
*,2	CARsgen Therapeutics Holdings Ltd.	4,670,000	6,839
*,2	Bairong Inc. Class B	5,348,000	6,832
*	XD Inc.	2,813,236	6,827
[1]	China Meidong Auto Holdings Ltd.	6,210,558	6,813
	PAX Global Technology Ltd.	8,379,609	6,803
*	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,528,199	6,787
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	10,045,235	6,710
*,1,2	Ascentage Pharma Group International	2,183,928	6,703
	ENN Natural Gas Co. Ltd. Class A	2,599,663	6,696
[2]	Orient Securities Co. Ltd. Class H	10,640,898	6,665
*,1	Canaan Inc. ADR	2,092,752	6,655
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,017,400	6,652
	China Coal Energy Co. Ltd. Class A (XSSC)	5,591,454	6,581
	CMOC Group Ltd. Class A (XSSC)	7,592,900	6,574
	Flat Glass Group Co. Ltd. Class A	1,329,765	6,534
	Lee & Man Paper Manufacturing Ltd.	18,783,016	6,519
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	2,014,957	6,508
	China National Chemical Engineering Co. Ltd. Class A	5,303,743	6,445
*,1,2	Haichang Ocean Park Holdings Ltd.	43,065,070	6,426
	Angang Steel Co. Ltd. Class H	21,301,121	6,394
	BOE Technology Group Co. Ltd. Class B (XSHE)	15,717,251	6,390
	China Merchants Energy Shipping Co. Ltd. Class A	7,139,100	6,386
	Greentown Service Group Co. Ltd.	12,127,843	6,368
	Suzhou Maxwell Technologies Co. Ltd. Class A	246,865	6,364
*,2	Peijia Medical Ltd.	5,608,096	6,363
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	906,386	6,359
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,216,933	6,356
	Zhongyu Energy Holdings Ltd.	8,738,677	6,333
	Yunnan Aluminium Co. Ltd. Class A	3,043,000	6,333
	Digital China Holdings Ltd.	15,965,283	6,330
*	Hengli Petrochemical Co. Ltd. Class A	2,900,320	6,323
	China Reinsurance Group Corp. Class H	91,005,426	6,317
	Zhejiang NHU Co. Ltd. Class A	2,727,620	6,305
	China Resources Medical Holdings Co. Ltd.	7,565,918	6,274
	NetDragon Websoft Holdings Ltd.	3,144,129	6,243
*	Dada Nexus Ltd. ADR	925,643	6,193
	Poly Property Group Co. Ltd.	25,610,730	6,147
[2]	China Merchants Securities Co. Ltd. Class H	5,990,425	6,072
	Ningbo Deye Technology Co. Ltd. Class A	346,050	6,072
	Beijing New Building Materials plc Class A	1,528,735	6,065
	Guosen Securities Co. Ltd. Class A	4,454,452	6,047
	Datang International Power Generation Co. Ltd. Class H	33,830,302	6,043
*	Gotion High-tech Co. Ltd. Class A	1,557,700	6,011
	CSG Holding Co. Ltd. Class B	17,537,213	5,985
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,981,479	5,974
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,604,616	5,964
	China Zhenhua Group Science & Technology Co. Ltd. Class A	476,300	5,960
[1,2]	Angelalign Technology Inc.	588,278	5,957
	Guanghui Energy Co. Ltd. Class A	5,873,900	5,858
	SooChow Securities Co. Ltd. Class A	4,608,877	5,854
[1,2]	Simcere Pharmaceutical Group Ltd.	6,164,248	5,833
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,863,800	5,795
	Ninestar Corp. Class A	1,234,664	5,792
	Concord New Energy Group Ltd.	70,280,075	5,779
	LB Group Co. Ltd. Class A	2,159,900	5,751
*,1,3	China Evergrande Group	44,728,357	5,735

		Shares	Market Value ($000)
*,2	China Bohai Bank Co. Ltd. Class H	36,919,427	5,733
	Ecovacs Robotics Co. Ltd. Class A	515,840	5,716
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,477,707	5,692
	China BlueChemical Ltd. Class H	22,765,366	5,690
[2]	Blue Moon Group Holdings Ltd.	10,929,772	5,684
	China International Marine Containers Group Co. Ltd. Class H	9,540,416	5,680
	China National Software & Service Co. Ltd. Class A	778,298	5,671
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	1,997,267	5,624
	YTO Express Group Co. Ltd. Class A	2,549,659	5,616
	Chongqing Brewery Co. Ltd. Class A	440,789	5,611
	China Yongda Automobiles Services Holdings Ltd.	12,220,260	5,599
*	Yatsen Holding Ltd. ADR	4,550,004	5,597
	Anjoy Foods Group Co. Ltd. Class A	258,228	5,585
*	Kunlun Tech Co. Ltd. Class A	1,068,645	5,547
*	China Conch Environment Protection Holdings Ltd.	18,174,611	5,536
*	Air China Ltd. Class A (XSSC)	4,214,200	5,521
	Sinopec Kantons Holdings Ltd.	14,278,714	5,499
	Hualan Biological Engineering Inc. Class A	1,694,155	5,464
	Livzon Pharmaceutical Group Inc. Class H	1,589,005	5,444
*	Yeahka Ltd.	2,196,972	5,392
	Huaneng Lancang River Hydropower Inc. Class A	5,486,400	5,392
	COSCO SHIPPING Development Co. Ltd. Class H	46,108,512	5,388
	Lingyi iTech Guangdong Co. Class A	6,246,400	5,378
[2]	Genertec Universal Medical Group Co. Ltd.	9,954,425	5,376
	Walvax Biotechnology Co. Ltd. Class A	1,413,265	5,373
	Hoshine Silicon Industry Co. Ltd. Class A	527,780	5,328
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,235,028	5,303
	Tiangong International Co. Ltd.	16,067,510	5,286
	CNGR Advanced Material Co. Ltd. Class A	603,613	5,231
	Yealink Network Technology Corp. Ltd. Class A	991,641	5,224
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,493,746	5,220
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,197,843	5,195
	Dongfang Electric Corp. Ltd. Class H	3,867,100	5,179
	Zhejiang Juhua Co. Ltd. Class A	2,470,946	5,163
*,1	Helens International Holdings Co. Ltd.	4,562,223	5,163
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	5,341,779	5,153
[1]	Yuexiu REIT	24,834,985	5,117
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,284,064	5,103
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,659,250	5,097
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	12,094,752	5,097
	Youngor Group Co. Ltd. Class A	5,088,600	5,087
	Zhejiang Supcon Technology Co. Ltd. Class A	670,938	5,086
*	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	5,082
	Sihuan Pharmaceutical Holdings Group Ltd.	51,842,035	5,076
	Consun Pharmaceutical Group Ltd.	6,925,994	5,074
	Ming Yang Smart Energy Group Ltd. Class A	2,004,183	5,065
*	Yanlord Land Group Ltd.	8,277,592	5,046
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,807,400	5,038
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	5,032
*	LexinFintech Holdings Ltd. ADR	1,663,585	4,991
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	4,969
	Huadian Power International Corp. Ltd. Class A (XSSC)	6,238,600	4,956
[2]	Linklogis Inc. Class B	12,469,293	4,952
	Chervon Holdings Ltd.	1,317,400	4,947
	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,367,081	4,941
	China Oriental Group Co. Ltd.	31,493,391	4,940
[2]	AK Medical Holdings Ltd.	4,937,497	4,930
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,281,492	4,926

		Shares	Market Value ($000)
	SG Micro Corp. Class A	415,370	4,909
*,2	Microport Cardioflow Medtech Corp.	16,933,905	4,906
	Sinoma Science & Technology Co. Ltd. Class A	1,513,872	4,905
	Canvest Environmental Protection Group Co. Ltd.	9,084,428	4,886
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,549,400	4,872
*,2	Arrail Group Ltd.	4,364,000	4,867
	Yifeng Pharmacy Chain Co. Ltd. Class A	914,225	4,866
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	4,845
	China Greatwall Technology Group Co. Ltd. Class A	2,824,500	4,845
*	Jinke Smart Services Group Co. Ltd. Class H	2,994,900	4,835
	Changjiang Securities Co. Ltd. Class A	5,169,432	4,830
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,280,700	4,825
*	Tuya Inc. ADR	3,009,334	4,815
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,236,731	4,783
*,1	DingDong Cayman Ltd. ADR	1,643,498	4,783
*	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	4,782
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,639,748	4,780
*	Juneyao Airlines Co. Ltd. Class A	1,871,852	4,774
*	Skshu Paint Co. Ltd. Class A	414,569	4,759
	Anhui Expressway Co. Ltd. Class A	3,305,633	4,745
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,137,600	4,711
	By-health Co. Ltd. Class A	1,585,200	4,695
	Joinn Laboratories China Co. Ltd. Class A	1,192,682	4,692
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,139,195	4,689
	Yintai Gold Co. Ltd. Class A	2,559,318	4,687
	Rongsheng Petrochemical Co. Ltd. Class A	2,632,364	4,687
*,1	Vnet Group Inc. ADR	1,575,278	4,679
*	Beijing Shiji Information Technology Co. Ltd. Class A	2,398,177	4,673
*	Gemdale Corp. Class A	3,857,884	4,672
	Caitong Securities Co. Ltd. Class A	3,984,290	4,657
	China Railway Signal & Communication Corp. Ltd. Class A	5,519,118	4,639
	Shenzhen SED Industry Co. Ltd. Class A	1,102,700	4,633
	Suzhou TFC Optical Communication Co. Ltd. Class A	369,723	4,622
	Huaxin Cement Co. Ltd. Class H	4,737,208	4,619
*	Amlogic Shanghai Co. Ltd. Class A	373,373	4,611
	Bethel Automotive Safety Systems Co. Ltd. Class A	361,600	4,586
*	Tongkun Group Co. Ltd. Class A	2,192,760	4,585
*	Sohu.com Ltd. ADR	370,548	4,573
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	228,060	4,571
	Unisplendour Corp. Ltd. Class A	1,193,152	4,561
*	Hainan Meilan International Airport Co. Ltd. Class H	2,999,641	4,549
	Ginlong Technologies Co. Ltd. Class A	343,110	4,546
	Shengyi Technology Co. Ltd. Class A	2,035,900	4,543
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,985,735	4,534
	Shui On Land Ltd.	40,506,878	4,532
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	1,014,516	4,527
	Hunan Valin Steel Co. Ltd. Class A	5,384,440	4,525
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	870,599	4,511
	Shenzhen Capchem Technology Co. Ltd. Class A	660,283	4,509
	Lonking Holdings Ltd.	25,185,798	4,504
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,269,000	4,504
*,1	Ming Yuan Cloud Group Holdings Ltd.	7,394,192	4,494
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	4,482
	Huagong Tech Co. Ltd. Class A	887,200	4,469
*	Seazen Holdings Co. Ltd. Class A	1,934,035	4,466
	Thunder Software Technology Co. Ltd. Class A	352,928	4,465
	Wuhan Guide Infrared Co. Ltd. Class A	3,879,837	4,465
	Shanghai Baosight Software Co. Ltd. Class A	662,646	4,459

		Shares	Market Value ($000)
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	3,253,136	4,452
	JA Solar Technology Co. Ltd. Class A	954,891	4,448
	Sieyuan Electric Co. Ltd. Class A	648,200	4,447
	Shenzhen Energy Group Co. Ltd. Class A	4,598,857	4,422
*	Topchoice Medical Corp. Class A	271,779	4,395
	Bank of Jiangsu Co. Ltd. Class A	4,341,984	4,392
	Wens Foodstuffs Group Co. Ltd. Class A	1,641,091	4,368
	Guoyuan Securities Co. Ltd. Class A	4,218,740	4,363
*	Sichuan Swellfun Co. Ltd. Class A	411,620	4,349
	Zhejiang Chint Electrics Co. Ltd. Class A	1,094,902	4,346
	Yuexiu Transport Infrastructure Ltd.	8,000,245	4,338
	Anhui Expressway Co. Ltd. Class H	4,305,025	4,336
	Hengtong Optic-electric Co. Ltd. Class A	2,011,760	4,334
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,522,705	4,330
	GEM Co. Ltd. Class A	4,388,120	4,329
	Sinoma International Engineering Co. Class A	2,290,700	4,328
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	4,319
	Western Superconducting Technologies Co. Ltd. Class A	581,959	4,313
	People.cn Co. Ltd. Class A	1,059,900	4,307
	Hangzhou First Applied Material Co. Ltd. Class A	878,001	4,303
*,1	Guangzhou R&F Properties Co. Ltd. Class H	20,544,575	4,296
	Sailun Group Co. Ltd. Class A	2,722,164	4,289
*	TCL Electronics Holdings Ltd.	8,353,213	4,266
	Xiamen C & D Inc. Class A	2,711,800	4,262
	Eoptolink Technology Inc. Ltd. Class A	586,758	4,262
	Gemdale Properties & Investment Corp. Ltd.	71,722,302	4,255
*	FIH Mobile Ltd.	39,219,562	4,241
*,1,2	Yidu Tech Inc.	5,787,795	4,234
	Ningbo Shanshan Co. Ltd. Class A	1,950,424	4,229
	Bloomage Biotechnology Corp. Ltd. Class A	309,325	4,226
*	Kingnet Network Co. Ltd. Class A	2,008,700	4,221
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	418,157	4,220
*	SOHO China Ltd.	25,340,856	4,178
	Xinjiang Daqo New Energy Co. Ltd. Class A	722,147	4,171
*,1,2	CanSino Biologics Inc. Class H	1,102,302	4,162
*	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	4,142
	Ingenic Semiconductor Co. Ltd. Class A	351,646	4,131
	China Shineway Pharmaceutical Group Ltd.	3,751,854	4,127
	Jiangsu Pacific Quartz Co. Ltd. Class A	286,433	4,120
	Dong-E-E-Jiao Co. Ltd. Class A	600,180	4,112
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,861,168	4,109
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	912,427	4,102
	Yunnan Yuntianhua Co. Ltd. Class A	1,585,273	4,102
	CGN New Energy Holdings Co. Ltd.	14,133,506	4,097
[1]	Kangji Medical Holdings Ltd.	3,668,782	4,093
	StarPower Semiconductor Ltd. Class A	132,554	4,068
	Livzon Pharmaceutical Group Inc. Class A (XSEC)	789,143	4,066
*	JiuGui Liquor Co. Ltd. Class A	275,000	4,057
	Songcheng Performance Development Co. Ltd. Class A	2,158,770	4,056
	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,841,706	4,028
	CNPC Capital Co. Ltd. Class A	3,882,657	4,021
*	Guangshen Railway Co. Ltd. Class H	15,243,193	4,020
	Beijing Yanjing Brewery Co. Ltd. Class A	2,523,610	3,994
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	2,073,204	3,993
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,312,840	3,988
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	843,030	3,987
	Bank of Changsha Co. Ltd. Class A	3,456,600	3,981

		Shares	Market Value ($000)
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	409,249	3,974
	Western Securities Co. Ltd. Class A	3,943,344	3,971
*,1	Agile Group Holdings Ltd.	22,230,040	3,968
	Jiangsu Yoke Technology Co. Ltd. Class A	415,900	3,965
	Angel Yeast Co. Ltd. Class A	762,500	3,958
	China Galaxy Securities Co. Ltd. Class A	2,075,200	3,954
*	Shenzhen Kangtai Biological Products Co. Ltd. Class A	962,300	3,949
	Ningbo Orient Wires & Cables Co. Ltd. Class A	604,900	3,938
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	564,100	3,936
*,1	CMGE Technology Group Ltd.	16,924,990	3,926
	Tianshui Huatian Technology Co. Ltd. Class A	2,917,045	3,919
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	3,908
	Shandong Sun Paper Industry JSC Ltd. Class A	2,310,000	3,888
	TongFu Microelectronics Co. Ltd. Class A	1,274,402	3,880
	Kuang-Chi Technologies Co. Ltd. Class A	1,843,500	3,873
	SDIC Capital Co. Ltd. Class A	3,505,600	3,871
	Xiamen Faratronic Co. Ltd. Class A	204,220	3,855
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	5,621,100	3,851
	AIMA Technology Group Co. Ltd. Class A	804,394	3,845
*	Southwest Securities Co. Ltd. Class A	5,775,609	3,837
	Sunresin New Materials Co. Ltd. Class A	470,442	3,809
*	HUYA Inc. ADR	1,108,590	3,802
	China Foods Ltd.	10,040,706	3,794
	Huafon Chemical Co. Ltd. Class A	3,639,205	3,791
	Shenzhen Dynanonic Co. Ltd. Class A	245,166	3,791
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	3,790
	Sinotrans Ltd. Class A (XSSC)	5,362,321	3,786
*	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,490,333	3,770
	Sinomine Resource Group Co. Ltd. Class A	594,239	3,767
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,380,450	3,762
[1]	Tian Lun Gas Holdings Ltd.	5,785,520	3,757
	First Capital Securities Co. Ltd. Class A	4,252,600	3,753
	Shanghai Moons' Electric Co. Ltd. Class A	440,700	3,740
*	Hubei Energy Group Co. Ltd. Class A	5,766,467	3,737
	Asymchem Laboratories Tianjin Co. Ltd. Class A	213,696	3,731
*	Shanghai Junshi Biosciences Co. Ltd. Class A	653,163	3,726
	Giant Network Group Co. Ltd. Class A	1,873,300	3,726
	Ningbo Zhoushan Port Co. Ltd. Class A	7,467,746	3,723
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,328,938	3,716
[2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,414,103	3,711
	China Zheshang Bank Co. Ltd. Class A	9,531,730	3,711
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,041,445	3,704
*	Dongxing Securities Co. Ltd. Class A	2,900,222	3,700
*,2	Ocumension Therapeutics	2,972,827	3,683
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	3,681
	Beijing Shougang Co. Ltd. Class A	6,538,495	3,681
	Ovctek China Inc. Class A	771,904	3,680
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	3,674
	Sunwoda Electronic Co. Ltd. Class A	1,592,204	3,669
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	3,667
	BBMG Corp. Class H	30,982,454	3,664
	Haohua Chemical Science & Technology Co. Ltd. Class A	725,297	3,663
*	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	3,659
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,360,439	3,648
	China Tobacco International HK Co. Ltd.	2,253,123	3,645
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	116,798	3,642
*,2	Maoyan Entertainment	3,087,177	3,631
	Zangge Mining Co. Ltd. Class A	1,069,679	3,606

		Shares	Market Value ($000)
	Shanghai Electric Power Co. Ltd. Class A	2,501,608	3,605
	China Rare Earth Resources & Technology Co. Ltd. Class A	839,700	3,603
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,159,900	3,600
	China Baoan Group Co. Ltd. Class A	2,230,264	3,599
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	917,517	3,581
*	Cosmopolitan International Holdings Ltd.	24,461,556	3,575
	Shenzhen Kedali Industry Co. Ltd. Class A	200,605	3,572
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,394,230	3,566
	Shenzhen SC New Energy Technology Corp. Class A	271,506	3,565
	Sealand Securities Co. Ltd. Class A	5,956,200	3,562
	Bank of Chongqing Co. Ltd. Class H	6,573,546	3,561
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,081,590	3,555
*	Wanda Film Holding Co. Ltd. Class A	1,748,798	3,546
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	902,073	3,539
[1]	China Modern Dairy Holdings Ltd.	32,777,317	3,538
	Jiangsu Yangnong Chemical Co. Ltd. Class A	355,810	3,537
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	3,533
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,364,740	3,518
	Comba Telecom Systems Holdings Ltd.	20,770,993	3,511
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,438,800	3,510
	G-bits Network Technology Xiamen Co. Ltd. Class A	58,049	3,505
*,2,3	Evergrande Property Services Group Ltd.	54,518,500	3,495
	Meihua Holdings Group Co. Ltd. Class A	2,687,000	3,494
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	9,877,172	3,486
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	752,582	3,485
*	China South City Holdings Ltd.	52,997,084	3,477
	GRG Banking Equipment Co. Ltd. Class A	2,152,643	3,472
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	3,465
[2]	China New Higher Education Group Ltd.	10,036,112	3,458
*	Guangshen Railway Co. Ltd. Class A (XSSC)	7,219,700	3,439
*,1,2	Hope Education Group Co. Ltd.	45,195,194	3,439
	Beijing United Information Technology Co. Ltd. Class A	641,287	3,439
	Offshore Oil Engineering Co. Ltd. Class A	3,910,000	3,431
*	Hengyi Petrochemical Co. Ltd. Class A	3,349,140	3,425
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	771,541	3,420
	Pylon Technologies Co. Ltd. Class A	137,555	3,417
*,2	Venus MedTech Hangzhou Inc. Class H	3,647,377	3,415
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,371,793	3,414
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,558,000	3,401
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	3,385
	Eastroc Beverage Group Co. Ltd. Class A	131,600	3,385
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,461,892	3,382
	Hesteel Co. Ltd. Class A	9,894,043	3,339
	Huaibei Mining Holdings Co. Ltd. Class A	1,926,098	3,335
	Yunnan Tin Co. Ltd. Class A	1,429,273	3,333
	Harbin Electric Co. Ltd. Class H	8,315,020	3,313
*	Talkweb Information System Co. Ltd. Class A	1,338,583	3,310
	Hoyuan Green Energy Co. Ltd. Class A	465,554	3,309
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	3,285
	Sinofert Holdings Ltd.	24,268,198	3,277
	TangShan Port Group Co. Ltd. Class A	6,291,100	3,275
	Sichuan Expressway Co. Ltd. Class A (XSSC)	5,439,892	3,273
	Liaoning Port Co. Ltd. Class A	14,139,765	3,266
	Western Mining Co. Ltd. Class A	1,893,667	3,264
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	3,258
	Wuhan Jingce Electronic Group Co. Ltd. Class A	257,761	3,249
	Jointown Pharmaceutical Group Co. Ltd. Class A	2,341,406	3,247
	Risen Energy Co. Ltd. Class A	995,059	3,217

		Shares	Market Value ($000)
*	Datang International Power Generation Co. Ltd. Class A	7,313,411	3,206
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	3,196
*	NavInfo Co. Ltd. Class A	2,031,819	3,191
	JNBY Design Ltd.	2,714,664	3,191
	Taiji Computer Corp. Ltd. Class A	542,591	3,191
	Shanxi Securities Co. Ltd. Class A	3,488,979	3,181
*	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	3,180
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	937,000	3,170
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,225,222	3,170
	Canmax Technologies Co. Ltd. Class A	701,123	3,161
	Hongfa Technology Co. Ltd. Class A	649,819	3,159
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	3,157
	Guangdong No. 2 Hydropower Engineering Co. Ltd. Class A	3,447,500	3,157
	Zhejiang Cfmoto Power Co. Ltd. Class A	150,600	3,154
	Ningbo Xusheng Group Co. Ltd. Class A	882,240	3,152
*,1	KWG Group Holdings Ltd.	17,599,041	3,147
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,981,868	3,144
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,905,894	3,133
	C&D Property Management Group Co. Ltd.	6,079,088	3,124
	Heilongjiang Agriculture Co. Ltd. Class A	1,516,900	3,119
	Zhejiang Supor Co. Ltd. Class A	445,175	3,118
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	3,118
	Goldwind Science & Technology Co. Ltd. Class A (XSEC)	1,985,858	3,115
	CECEP Wind-Power Corp. Class A	6,070,147	3,110
	Bank of Chongqing Co. Ltd. Class A	2,671,659	3,097
	Zhejiang Huayou Cobalt Co. Ltd. Class A	438,105	3,094
*	Hebei Sinopack Electronic Technology Co. Ltd. Class A	196,070	3,093
	Oppein Home Group Inc. Class A	205,000	3,089
[3]	CIFI Ever Sunshine Services Group Ltd.	7,882,472	3,083
	Hangzhou Lion Electronics Co. Ltd. Class A	572,480	3,082
	Accelink Technologies Co. Ltd. Class A	724,100	3,081
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	522,700	3,081
	Ningbo Joyson Electronic Corp. Class A	1,143,900	3,051
	China South Publishing & Media Group Co. Ltd. Class A	1,918,561	3,048
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	794,700	3,047
	West China Cement Ltd.	29,628,756	3,046
*,3	China Dili Group	35,982,893	3,045
	Zhuhai Huafa Properties Co. Ltd. Class A	1,966,400	3,033
	CECEP Solar Energy Co. Ltd. Class A	3,272,400	3,024
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,727,490	3,019
	Hang Zhou Great Star Industrial Co. Ltd. Class A	978,500	3,013
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	500,800	3,012
*	Zhuzhou CRRC Times Electric Co. Ltd. Class A	476,124	3,003
	Beijing Enlight Media Co. Ltd. Class A	2,552,180	2,996
	Beijing Easpring Material Technology Co. Ltd. Class A	430,000	2,975
	Longshine Technology Group Co. Ltd. Class A	970,856	2,967
	INESA Intelligent Tech Inc. Class B	4,838,246	2,960
	Hangcha Group Co. Ltd. Class A	856,444	2,959
*,2	Mobvista Inc.	5,913,000	2,952
	AVICOPTER plc Class A	517,991	2,951
[1,2]	Sunac Services Holdings Ltd.	8,873,777	2,939
	YongXing Special Materials Technology Co. Ltd. Class A	386,490	2,932
	Xuji Electric Co. Ltd. Class A	920,400	2,927
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	1,990,001	2,918
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	3,400,870	2,909
	Chengxin Lithium Group Co. Ltd. Class A	754,270	2,909
*,1	LVGEM China Real Estate Investment Co. Ltd.	13,564,602	2,906
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	2,905

		Shares	Market Value ($000)
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	2,901
	Zhejiang Dingli Machinery Co. Ltd. Class A	349,785	2,893
*	BTG Hotels Group Co. Ltd. Class A	981,188	2,891
	State Grid Information & Communication Co. Ltd. Class A	1,205,122	2,890
	Weihai Guangwei Composites Co. Ltd. Class A	677,984	2,882
	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	2,881
*	FAW Jiefang Group Co. Ltd. Class A	2,217,237	2,879
*	Shandong Hi-Speed New Energy Group Ltd.	6,552,861	2,874
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	842,700	2,869
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	4,751,604	2,862
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	2,861
*	Tianma Microelectronics Co. Ltd. Class A	2,177,821	2,857
	IKD Co. Ltd. Class A	876,568	2,848
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,295,200	2,840
	China Lilang Ltd.	5,345,094	2,835
*,2,3	China Renaissance Holdings Ltd.	3,036,700	2,831
	GoodWe Technologies Co. Ltd. Class A	121,954	2,831
	Hainan Drinda New Energy Technology Co. Ltd. Class A	186,084	2,831
[2]	Midea Real Estate Holding Ltd.	2,705,935	2,828
*	Qingdao Sentury Tire Co. Ltd. Class A	582,200	2,828
	Shenzhen MTC Co. Ltd. Class A	3,810,500	2,823
	Hangjin Technology Co. Ltd. Class A	636,200	2,807
	Keda Industrial Group Co. Ltd. Class A	1,760,841	2,806
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	6,677,590	2,806
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	1,700,940	2,791
[1]	Maanshan Iron & Steel Co. Ltd. Class H	13,376,000	2,790
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	3,261,275	2,790
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,468,300	2,783
	3peak Inc. Class A	84,331	2,776
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,600	2,767
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	391,033	2,751
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	576,100	2,750
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,674,100	2,748
*	Zhuguang Holdings Group Co. Ltd.	30,936,422	2,744
*	Newland Digital Technology Co. Ltd. Class A	1,070,097	2,741
*	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	2,734
	Northeast Securities Co. Ltd. Class A	2,402,200	2,728
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	589,811	2,726
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,725
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	2,721
	Shanghai M&G Stationery Inc. Class A	433,200	2,714
	Yunnan Copper Co. Ltd. Class A	1,599,700	2,714
*	Beijing Shunxin Agriculture Co. Ltd. Class A	666,729	2,708
	Nanjing Iron & Steel Co. Ltd. Class A	5,280,746	2,704
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	2,692
	Guangdong Hongda Holdings Group Co. Ltd. Class A	716,200	2,691
	Shenghe Resources Holding Co. Ltd. Class A	1,519,800	2,690
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	2,687
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,686
	Health & Happiness H&H International Holdings Ltd.	2,032,307	2,680
	China Great Wall Securities Co. Ltd. Class A	2,147,000	2,675
	Guangzhou Haige Communications Group Inc. Co. Class A	1,915,959	2,674
*	Sichuan New Energy Power Co. Ltd. Class A	1,309,607	2,674
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,507,580	2,671
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,435,884	2,669
[2]	Red Star Macalline Group Corp. Ltd. Class H	6,526,764	2,668
	Central China Securities Co. Ltd. Class H	16,466,945	2,663
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	235,000	2,663

		Shares	Market Value ($000)
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,117,821	2,661
	Jiangxi Copper Co. Ltd. Class A	948,901	2,660
	Dongguan Yiheda Automation Co. Ltd. Class A	481,105	2,659
[1,2]	Pharmaron Beijing Co. Ltd. Class H	1,013,570	2,654
	Sonoscape Medical Corp. Class A	415,061	2,652
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	2,651
*	Tongdao Liepin Group	2,184,451	2,650
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	701,665	2,649
	Yangling Metron New Material Inc. Class A	423,700	2,648
*	Siasun Robot & Automation Co. Ltd. Class A	1,410,640	2,645
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,102,488	2,644
	CETC Cyberspace Security Technology Co. Ltd. Class A	707,989	2,640
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,999,149	2,634
	Glarun Technology Co. Ltd. Class A	1,186,100	2,628
*	Niu Technologies ADR	598,668	2,628
	Jizhong Energy Resources Co. Ltd. Class A	2,849,376	2,621
	Shanghai Construction Group Co. Ltd. Class A	6,290,900	2,616
	Eastern Air Logistics Co. Ltd. Class A	1,400,391	2,616
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	468,944	2,605
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,602
*	GCL System Integration Technology Co. Ltd. Class A	6,023,500	2,590
	Tangshan Jidong Cement Co. Ltd. Class A	2,259,700	2,586
	China Kepei Education Group Ltd.	7,687,574	2,584
	Shandong Linglong Tyre Co. Ltd. Class A	763,616	2,576
	Victory Giant Technology Huizhou Co. Ltd. Class A	814,662	2,575
	Hubei Dinglong Co. Ltd. Class A	811,900	2,564
*	Chengtun Mining Group Co. Ltd. Class A	3,525,800	2,563
	CNOOC Energy Technology & Services Ltd. Class A	5,872,800	2,557
	Avary Holding Shenzhen Co. Ltd. Class A	744,640	2,555
	Gaona Aero Material Co. Ltd. Class A	771,520	2,555
	Anhui Yingjia Distillery Co. Ltd. Class A	260,800	2,552
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	2,548
	Dajin Heavy Industry Co. Ltd. Class A	598,500	2,540
*	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,536
	Raytron Technology Co. Ltd. Class A	390,556	2,536
	Do-Fluoride New Materials Co. Ltd. Class A	923,300	2,533
[2]	Shandong Gold Mining Co. Ltd. Class H	1,268,100	2,533
	Wuxi Autowell Technology Co. Ltd. Class A	104,952	2,530
	Central China Securities Co. Ltd. Class A (XSSC)	4,044,600	2,523
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,484,700	2,521
	Bank of Chengdu Co. Ltd. Class A	1,269,227	2,516
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,509
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	381,200	2,507
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,946,828	2,502
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	1,639,349	2,502
	iRay Technology Co. Ltd. Class A	71,008	2,497
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	2,493
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	577,923	2,492
	Xinjiang Tianshan Cement Co. Ltd. Class A	2,008,880	2,484
	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	2,473
[2]	China East Education Holdings Ltd.	5,453,627	2,472
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	379,317	2,466
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	932,202	2,464
*,1	Zhihu Inc. ADR	1,986,891	2,464
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	2,459
	GCL Energy Technology Co. Ltd. Class A	1,409,800	2,456

		Shares	Market Value ($000)
	Hefei Meiya Optoelectronic Technology Inc. Class A	662,896	2,450
	Qingdao TGOOD Electric Co. Ltd. Class A	885,418	2,449
*	Dazhong Transportation Group Co. Ltd. Class B	10,955,524	2,445
	Xiamen Xiangyu Co. Ltd. Class A	2,093,901	2,440
*	Jiangsu Hoperun Software Co. Ltd. Class A	747,700	2,439
	Zhejiang Hailiang Co. Ltd. Class A	1,402,100	2,428
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	2,426
*	Sinopec Oilfield Service Corp. Class H	32,012,792	2,425
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	2,425
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	2,417
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,077,072	2,412
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	2,410
*	Wuxi Taiji Industry Co. Ltd. Class A	2,381,953	2,403
	Shanghai Rural Commercial Bank Co. Ltd. Class A	2,908,101	2,402
	Harbin Boshi Automation Co. Ltd. Class A	973,925	2,397
	Jingjin Equipment Inc. Class A	549,340	2,397
	China National Accord Medicines Corp. Ltd. Class B	1,297,620	2,396
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,590,664	2,394
*,1,2	Shimao Services Holdings Ltd.	10,283,563	2,394
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,308,100	2,392
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	2,392
	Riyue Heavy Industry Co. Ltd. Class A	937,561	2,387
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	163,900	2,387
	Digital China Group Co. Ltd. Class A	677,400	2,386
	DHC Software Co. Ltd. Class A	2,504,600	2,384
	Tayho Advanced Materials Group Co. Ltd. Class A	785,700	2,381
	Red Avenue New Materials Group Co. Ltd. Class A	566,400	2,380
	China Meheco Co. Ltd. Class A	1,291,309	2,379
	CPMC Holdings Ltd.	4,230,018	2,377
	Shanghai Haixin Group Co. Class B	7,509,733	2,374
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	94,000	2,374
*	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	2,373
*	Beijing Sinnet Technology Co. Ltd. Class A	1,636,900	2,367
	Sinotruk Jinan Truck Co. Ltd. Class A	945,619	2,366
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	2,365
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	952,080	2,363
	Sichuan Yahua Industrial Group Co. Ltd. Class A	945,700	2,361
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,322,900	2,360
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	2,359
	Yankershop Food Co. Ltd. Class A	196,603	2,355
	First Tractor Co. Ltd. Class H	4,684,714	2,341
	Arcsoft Corp. Ltd. Class A	434,951	2,335
	Financial Street Holdings Co. Ltd. Class A	3,228,505	2,333
*	China Railway Materials Co. Ltd. Class A	5,721,100	2,331
	Zhongtai Securities Co. Ltd. Class A	2,145,300	2,321
*	Guolian Securities Co. Ltd. Class A	1,625,200	2,320
	Perfect World Co. Ltd. Class A	1,102,250	2,318
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,811,696	2,318
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	2,312
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,195,840	2,312
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,063,100	2,311
	Valiant Co. Ltd. Class A	899,400	2,310
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,771,900	2,309
	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,303
	Qianhe Condiment & Food Co. Ltd. Class A	846,422	2,302
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	2,294
*	Sai Micro Electronics Inc. Class A	644,774	2,292

		Shares	Market Value ($000)
	BBMG Corp. Class A (XSSC)	6,782,691	2,289
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	486,850	2,289
*,1	Sino-Ocean Group Holding Ltd.	37,516,553	2,279
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	2,273
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	113,997	2,272
	Zhuzhou Kibing Group Co. Ltd. Class A	1,769,000	2,270
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,173,761	2,269
	Gansu Energy Chemical Co. Ltd. Class A	4,745,472	2,259
*	DouYu International Holdings Ltd. ADR	1,878,388	2,254
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,370,900	2,253
	Hainan Haide Capital Management Co. Ltd. Class A	1,222,160	2,253
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	2,250
	Inner Mongolia Dazhong Mining Co. Ltd. Class A	1,427,980	2,250
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,239
*	Ourpalm Co. Ltd. Class A	2,873,975	2,235
	Nantong Jianghai Capacitor Co. Ltd. Class A	834,345	2,235
*	Q Technology Group Co. Ltd.	5,068,379	2,230
	Kehua Data Co. Ltd. Class A	451,480	2,225
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,221
	Xingda International Holdings Ltd.	11,883,921	2,215
*	Guosheng Financial Holding Inc. Class A	1,666,300	2,197
	Jafron Biomedical Co. Ltd. Class A	659,726	2,189
	Sinofibers Technology Co. Ltd. Class A	372,623	2,182
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	2,177
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,315,615	2,170
*	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	2,164
	Yankuang Energy Group Co. Ltd. Class A (XSSC)	871,200	2,164
	Tian Di Science & Technology Co. Ltd. Class A	2,695,445	2,156
*	Bohai Leasing Co. Ltd. Class A	6,310,900	2,156
	Leader Harmonious Drive Systems Co. Ltd. Class A	123,423	2,148
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,098,881	2,144
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	523,372	2,142
	Huali Industrial Group Co. Ltd. Class A	270,358	2,142
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	2,141
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	96,886	2,141
	Grandblue Environment Co. Ltd. Class A	811,936	2,140
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,277,507	2,136
	Xi'an Triangle Defense Co. Ltd. Class A	480,920	2,136
	Fibocom Wireless Inc. Class A	726,408	2,136
*	OFILM Group Co. Ltd. Class A	2,631,614	2,134
	Shenzhen Yinghe Technology Co. Ltd. Class A	610,474	2,133
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	479,300	2,132
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,131
	Qilu Bank Co. Ltd. Class A	3,677,985	2,127
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	2,122
*	STO Express Co. Ltd. Class A	1,295,147	2,115
*	Shanghai Bailian Group Co. Ltd. Class B	3,078,364	2,114
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	2,113
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,080	2,113
	Han's Laser Technology Industry Group Co. Ltd. Class A	615,300	2,112
*	Youdao Inc. ADR	427,583	2,112
	Wolong Electric Group Co. Ltd. Class A	1,162,300	2,109
	Jiangsu Guotai International Group Co. Ltd. Class A	1,901,884	2,105
	Geovis Technology Co. Ltd. Class A	307,290	2,105
	Guangdong Golden Dragon Development Inc. Class A	1,111,800	2,102
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,108,380	2,101
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	2,101

		Shares	Market Value ($000)
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	4,631,300	2,100
	Shanghai Huace Navigation Technology Ltd. Class A	465,220	2,095
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,733,500	2,093
	CGN Power Co. Ltd. Class A	4,800,400	2,090
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	565,478	2,090
*	Beijing BDStar Navigation Co. Ltd. Class A	449,100	2,086
	Shaanxi International Trust Co. Ltd. Class A	4,351,800	2,085
	Tofflon Science & Technology Group Co. Ltd. Class A	683,400	2,085
	Xinhuanet Co. Ltd. Class A	531,235	2,082
	Beijing Originwater Technology Co. Ltd. Class A	2,654,784	2,078
*	Bank of Zhengzhou Co. Ltd. Class A	6,314,685	2,077
*,1,3	Fire Rock Holdings Ltd.	28,888,300	2,074
*	I-Mab ADR	719,600	2,072
	Shenzhen Envicool Technology Co. Ltd. Class A	520,137	2,070
	Weifu High-Technology Group Co. Ltd. Class A	826,241	2,069
	Qingdao Gaoce Technology Co. Ltd. Class A	312,169	2,064
	Shanghai Huayi Group Co. Ltd. Class B	4,479,735	2,061
*	Zhejiang Narada Power Source Co. Ltd. Class A	836,500	2,059
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	2,261,700	2,058
	Sichuan Development Lomon Co. Ltd. Class A	1,709,150	2,056
	Levima Advanced Materials Corp. Class A	600,553	2,056
	Xiamen Bank Co. Ltd. Class A	2,587,906	2,055
	Xiamen ITG Group Corp. Ltd. Class A	1,848,300	2,053
	Wasu Media Holding Co. Ltd. Class A	1,649,700	2,053
	Piesat Information Technology Co. Ltd. Class A	238,662	2,051
	Kaishan Group Co. Ltd. Class A	1,002,149	2,043
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	97,851	2,037
	Infore Environment Technology Group Co. Ltd. Class A	2,812,088	2,032
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,036,813	2,028
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	2,028
	Chongqing Department Store Co. Ltd. Class A	406,400	2,025
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	2,021
*	Sangfor Technologies Inc. Class A	127,679	2,021
	Dian Diagnostics Group Co. Ltd. Class A	594,000	2,021
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,433,955	2,021
	An Hui Wenergy Co. Ltd. Class A	2,156,921	2,019
	KBC Corp. Ltd. Class A	125,594	2,015
*	Jilin Electric Power Co. Ltd. Class A	2,676,400	2,012
[1,2]	Medlive Technology Co. Ltd.	2,370,500	2,011
*,1,2,3	Redco Properties Group Ltd.	11,748,787	2,004
	Eastern Communications Co. Ltd. Class B	4,633,259	1,998
	Goke Microelectronics Co. Ltd. Class A	183,500	1,996
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	1,991
	Norinco International Cooperation Ltd. Class A	872,185	1,988
*	Leo Group Co. Ltd. Class A	5,903,800	1,985
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,232,983	1,985
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,277,401	1,981
	Hunan Gold Corp. Ltd. Class A	1,130,420	1,972
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	248,430	1,969
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,035,104	1,968
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	147,000	1,964
*,1,2	Archosaur Games Inc.	3,518,676	1,964
*	Tibet Mineral Development Co. Class A	454,900	1,962
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	1,960
	Edifier Technology Co. Ltd. Class A	850,900	1,960
	KPC Pharmaceuticals Inc. Class A	784,700	1,955
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,636,140	1,953
	Jiangxi Jovo Energy Co. Ltd. Class A	598,400	1,946

		Shares	Market Value ($000)
	Porton Pharma Solutions Ltd. Class A	459,571	1,945
*	Haisco Pharmaceutical Group Co. Ltd. Class A	600,763	1,944
	East Group Co. Ltd. Class A	2,114,600	1,943
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	224,104	1,938
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	1,937
	Guocheng Mining Co. Ltd. Class A	935,164	1,936
	Anhui Guangxin Agrochemical Co. Ltd. Class A	715,008	1,936
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	390,400	1,934
	Sinocare Inc. Class A	564,449	1,933
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,929
	Nanjing Yunhai Special Metals Co. Ltd. Class A	625,866	1,928
	Shanghai Huafon Aluminium Corp. Class A	901,900	1,928
	Moon Environment Technology Co. Ltd. Class A	794,000	1,927
	Fujian Funeng Co. Ltd. Class A	1,646,634	1,923
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	1,918
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,479,600	1,917
	Jiuzhitang Co. Ltd. Class A	1,115,301	1,916
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,915
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,091,500	1,910
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	1,907
	CETC Potevio Science & Technology Co. Ltd. Class A	593,000	1,906
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	1,904
	China Kings Resources Group Co. Ltd. Class A	539,110	1,904
	Wencan Group Co. Ltd. Class A	245,885	1,896
	Hangzhou Shunwang Technology Co. Ltd. Class A	857,343	1,895
*	Wonders Information Co. Ltd. Class A	1,247,700	1,893
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	1,893
*	Alpha Group Class A	1,335,100	1,891
	Youngy Co. Ltd. Class A	219,700	1,890
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	671,959	1,884
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	1,880
	Shandong Publishing & Media Co. Ltd. Class A	1,516,087	1,877
*,1,2	Viva Biotech Holdings	8,471,158	1,875
	Ausnutria Dairy Corp. Ltd.	4,025,000	1,870
*	Sichuan Hexie Shuangma Co. Ltd. Class A	706,900	1,868
	COFCO Biotechnology Co. Ltd. Class A	1,751,138	1,868
	Qingdao Haier Biomedical Co. Ltd. Class A	278,959	1,864
	COFCO Capital Holdings Co. Ltd. Class A	1,519,284	1,861
	All Winner Technology Co. Ltd. Class A	492,830	1,860
	C&S Paper Co. Ltd. Class A	1,196,908	1,858
	Suzhou Nanomicro Technology Co. Ltd. Class A	339,400	1,855
*	China Tianying Inc. Class A	2,447,700	1,854
	Shanxi Coking Co. Ltd. Class A	2,524,771	1,853
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	250,900	1,853
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,047,900	1,851
	Laobaixing Pharmacy Chain JSC Class A	463,596	1,848
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,122,800	1,847
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,139,700	1,847
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	1,844
	China World Trade Center Co. Ltd. Class A	649,700	1,844
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	1,782,450	1,844
	Henan Mingtai Al Industrial Co. Ltd. Class A	834,578	1,844
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	1,838
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	202,300	1,832
*	Roshow Technology Co. Ltd. Class A	1,757,200	1,832
	North Industries Group Red Arrow Co. Ltd. Class A	739,900	1,830
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	1,829
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,827

		Shares	Market Value ($000)
	Konfoong Materials International Co. Ltd. Class A	203,000	1,826
	Xianhe Co. Ltd. Class A	575,100	1,824
*,1	Shimao Group Holdings Ltd.	9,352,707	1,823
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	1,823
	Addsino Co. Ltd. Class A	1,350,000	1,820
	Hainan Strait Shipping Co. Ltd. Class A	2,024,051	1,818
	Wuhan DR Laser Technology Corp. Ltd. Class A	220,416	1,818
	Zhejiang HangKe Technology Inc. Co. Class A	426,585	1,816
*	Beijing North Star Co. Ltd. Class A	5,026,781	1,809
	YGSOFT Inc. Class A	1,901,455	1,809
	Gree Real Estate Co. Ltd. Class A	1,853,769	1,809
	Sichuan Expressway Co. Ltd. Class H	6,093,253	1,808
	Zhejiang Wanma Co. Ltd. Class A	1,167,518	1,808
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	649,166	1,807
	Yonfer Agricultural Technology Co. Ltd. Class A	1,110,800	1,805
	Sanquan Food Co. Ltd. Class A	782,125	1,805
	China International Capital Corp. Ltd. Class A	321,000	1,797
	Sineng Electric Co. Ltd. Class A	360,917	1,794
*	Sinopec Oilfield Service Corp. Class A (XSSC)	5,901,700	1,793
	Xinjiang Joinworld Co. Ltd. Class A	1,535,900	1,792
	MLS Co. Ltd. Class A	1,374,116	1,790
	Chinalin Securities Co. Ltd. Class A	913,000	1,787
	Xiamen Kingdomway Group Co. Class A	667,531	1,786
	B-Soft Co. Ltd. Class A	1,746,795	1,786
*,1,2	Kintor Pharmaceutical Ltd.	3,471,873	1,785
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,781
	Guangdong Advertising Group Co. Ltd. Class A	2,015,300	1,781
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,780
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	1,779
	Hunan Changyuan Lico Co. Ltd. Class A	1,135,273	1,779
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,778
	Wuhu Token Science Co. Ltd. Class A	2,045,128	1,765
	CTS International Logistics Corp. Ltd. Class A	1,327,532	1,764
	Jade Bird Fire Co. Ltd. Class A	685,772	1,763
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	1,762
	Daan Gene Co. Ltd. Class A	1,241,370	1,760
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	226,094	1,759
	Guangxi Liugong Machinery Co. Ltd. Class A	1,570,163	1,756
	Foran Energy Group Co. Ltd. Class A	947,405	1,751
*	Shandong Denghai Seeds Co. Ltd. Class A	754,700	1,751
	Shenzhen Topband Co. Ltd. Class A	1,084,300	1,744
	Xinxiang Richful Lube Additive Co. Ltd. Class A	247,190	1,740
	Caida Securities Co. Ltd. Class A	1,539,600	1,739
	ORG Technology Co. Ltd. Class A	2,629,700	1,738
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,737
	CETC Digital Technology Co. Ltd. Class A	561,250	1,734
	Sunflower Pharmaceutical Group Co. Ltd. Class A	550,695	1,733
	Jiangsu Guomao Reducer Co. Ltd. Class A	649,389	1,728
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	927,700	1,728
*	Oriental Energy Co. Ltd. Class A	1,355,200	1,727
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	4,270,861	1,722
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	675,175	1,719
	Eternal Asia Supply Chain Management Ltd. Class A	2,267,197	1,711
*	Shanying International Holding Co. Ltd. Class A	5,151,400	1,709
*	Lakala Payment Co. Ltd. Class A	660,500	1,699
	Chongqing Rural Commercial Bank Co. Ltd. Class A	3,086,200	1,698
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	1,695
	Jiangling Motors Corp. Ltd. Class A	617,478	1,694

		Shares	Market Value ($000)
	Beijing Capital Development Co. Ltd. Class A	2,560,813	1,693
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	5,811,900	1,693
*	Antong Holdings Co. Ltd. Class A	4,028,800	1,693
	Shanghai Pret Composites Co. Ltd. Class A	897,960	1,688
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,687
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,687
*	Beijing Compass Technology Development Co. Ltd. Class A	210,900	1,686
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	67,919	1,686
	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	1,680
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	464,700	1,680
*	Jinke Properties Group Co. Ltd. Class A	4,716,739	1,678
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,672
	Anhui Jinhe Industrial Co. Ltd. Class A	494,773	1,671
	Xiangcai Co. Ltd. Class A	1,369,700	1,668
	Fujian Boss Software Development Co. Ltd. Class A	729,480	1,668
	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	1,667
	Kunshan Dongwei Technology Co. Ltd. Class A	191,529	1,660
	Shenzhen Expressway Corp. Ltd. Class A (XSSC)	1,225,048	1,658
*	China Aluminum International Engineering Corp. Ltd. Class A	2,092,700	1,653
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,330,940	1,652
	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	1,651
*	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	1,649
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,357,725	1,648
	Yunda Holding Co. Ltd. Class A	1,130,885	1,646
	Venustech Group Inc. Class A	401,474	1,645
	Joyoung Co. Ltd. Class A	733,277	1,632
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	655,700	1,632
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	962,205	1,631
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,629
	Tianshan Aluminum Group Co. Ltd. Class A	1,653,200	1,626
	Intco Medical Technology Co. Ltd. Class A	528,300	1,622
	Hexing Electrical Co. Ltd. Class A	456,320	1,621
	ZWSOFT Co. Ltd. Guangzhou Class A	79,643	1,620
*,1,2	CStone Pharmaceuticals	4,959,376	1,619
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,618
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,610
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,075,104	1,609
	Electric Connector Technology Co. Ltd. Class A	317,622	1,607
	City Development Environment Co. Ltd. Class A	880,900	1,607
	China National Accord Medicines Corp. Ltd. Class A	331,563	1,604
	Quectel Wireless Solutions Co. Ltd. Class A	199,918	1,603
*,1	China SCE Group Holdings Ltd.	22,932,345	1,599
	CMST Development Co. Ltd. Class A	1,922,706	1,592
	Zheshang Securities Co. Ltd. Class A	1,044,547	1,590
*	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	1,588
*	Kidswant Children Products Co. Ltd. Class A	985,213	1,587
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,586
*	Chengdu CORPRO Technology Co. Ltd. Class A	526,000	1,582
	CCCG Real Estate Corp. Ltd. Class A	731,300	1,579
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,566,086	1,577
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	203,110	1,577
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	191,235	1,573
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	369,405	1,572
	Shenzhen Huaqiang Industry Co. Ltd. Class A	937,130	1,571
	Keboda Technology Co. Ltd. Class A	138,400	1,570
*	JS Corrugating Machinery Co. Ltd. Class A	610,600	1,569
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,566
	Angang Steel Co. Ltd. Class A (XSEC)	3,642,750	1,566

		Shares	Market Value ($000)
	Suning Universal Co. Ltd. Class A	3,542,392	1,562
	Lier Chemical Co. Ltd. Class A	767,622	1,561
	Shennan Circuits Co. Ltd. Class A	145,287	1,557
	Bank of Qingdao Co. Ltd. Class A	3,192,893	1,555
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,555
	Jiangsu ToLand Alloy Co. Ltd. Class A	347,750	1,552
	Three's Co. Media Group Co. Ltd. Class A	140,632	1,551
	Qinhuangdao Port Co. Ltd. Class A	3,247,900	1,550
*	Jiangxi Ganneng Co. Ltd. Class A	1,253,000	1,549
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,330,336	1,548
	Red Star Macalline Group Corp. Ltd. Class A	2,095,464	1,547
	Ningbo Peacebird Fashion Co. Ltd. Class A	512,029	1,544
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	915,500	1,543
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,105,300	1,539
	Bear Electric Appliance Co. Ltd. Class A	158,890	1,538
*	China Express Airlines Co. Ltd. Class A	1,222,790	1,537
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,532
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,530
*	Shandong Humon Smelting Co. Ltd. Class A	927,700	1,527
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,060,020	1,525
	China Wafer Level CSP Co. Ltd. Class A	483,383	1,523
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	1,522
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,522
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	158,547	1,522
	Skyworth Digital Co. Ltd. Class A	701,757	1,521
	Rockchip Electronics Co. Ltd. Class A	145,199	1,520
	Zhejiang Communications Technology Co. Ltd. Class A	2,424,941	1,518
	Sichuan Teway Food Group Co. Ltd. Class A	699,942	1,518
	Yusys Technologies Co. Ltd. Class A	644,320	1,517
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	1,513
	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,507
	Visual China Group Co. Ltd. Class A	615,397	1,501
*	China High Speed Transmission Equipment Group Co. Ltd.	4,393,236	1,495
	Shanghai Medicilon Inc. Class A	113,255	1,495
	Sino-Platinum Metals Co. Ltd. Class A	689,858	1,490
	Nuode New Materials Co. Ltd. Class A	1,508,846	1,490
*	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	1,484
*,2	Ascletis Pharma Inc.	5,828,704	1,484
*	Hytera Communications Corp. Ltd. Class A	1,706,400	1,481
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	1,120,075	1,479
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	311,770	1,478
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,446,000	1,474
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	1,472
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,471
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,467
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,507,400	1,467
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	1,466
*	PCI Technology Group Co. Ltd. Class A	1,814,000	1,464
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,462
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,032,955	1,460
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	3,404,121	1,460
	Jiangsu Azure Corp. Class A	944,100	1,458
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	195,200	1,458
	China Merchants Port Group Co. Ltd. Class A	581,974	1,455
*	China TransInfo Technology Co. Ltd. Class A	795,500	1,454
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,029,791	1,452
*	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,452

		Shares	Market Value ($000)
	Western Region Gold Co. Ltd. Class A	713,000	1,452
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,451
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	1,447
	Autohome Inc. Class A	179,728	1,440
	Suofeiya Home Collection Co. Ltd. Class A	535,400	1,438
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	503,169	1,437
	Sansteel Minguang Co. Ltd. Fujian Class A	2,107,900	1,431
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,430
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,427
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,427
*	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,426
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,423,595	1,426
	Juewei Food Co. Ltd. Class A	265,364	1,426
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,069,250	1,426
	Shanghai Belling Co. Ltd. Class A	574,800	1,425
*	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,422
	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	1,420
	Fulin Precision Co. Ltd. Class A	953,570	1,417
*	Shenzhen Clou Electronics Co. Ltd. Class A	1,560,016	1,416
	Ningbo Huaxiang Electronic Co. Ltd. Class A	727,600	1,412
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,917,400	1,410
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,455,700	1,405
	DeHua TB New Decoration Materials Co. Ltd. Class A	821,154	1,405
	Pacific Textiles Holdings Ltd.	5,618,123	1,401
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	1,401
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,400
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,506,315	1,400
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,400
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	1,397
*	Shenzhen Infogem Technologies Co. Ltd. Class A	770,500	1,395
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	831,300	1,394
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,394
*	Tibet Summit Resources Co. Ltd. Class A	543,640	1,387
	Wuxi Paike New Materials Technology Co. Ltd. Class A	100,700	1,385
	Winall Hi-Tech Seed Co. Ltd. Class A	855,960	1,383
	Hubei Yihua Chemical Industry Co. Ltd. Class A	766,600	1,383
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,901,501	1,381
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,416,900	1,381
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	1,378
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,376
*	Lancy Co. Ltd. Class A	396,400	1,376
[1,2]	Everbright Securities Co. Ltd. Class H	1,773,632	1,373
[1,2]	China Everbright Greentech Ltd.	8,276,713	1,373
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	1,372
[1]	China Energy Engineering Corp. Ltd. Class H	10,660,185	1,370
*	Opple Lighting Co. Ltd. Class A	479,456	1,368
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	968,668	1,367
	Shenzhen Desay Battery Technology Co. Class A	278,655	1,366
	Sino Biological Inc. Class A	108,269	1,357
	Beijing eGOVA Co. Ltd. Class A	504,360	1,355
	Huaxia Eye Hospital Group Co. Ltd. Class A	231,750	1,348
	Yunnan Energy Investment Co. Ltd. Class A	834,362	1,346
	PNC Process Systems Co. Ltd. Class A	308,880	1,345
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,343
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	1,343
	China Fangda Group Co. Ltd. Class B	5,052,227	1,342

		Shares	Market Value ($000)
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	1,334
	Wuxi NCE Power Co. Ltd. Class A	225,587	1,333
	Shinghwa Advanced Material Group Co. Ltd. Class A	158,504	1,333
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,332
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,332
	CanSino Biologics Inc. Class A (XSSC)	108,088	1,330
	Zhejiang Medicine Co. Ltd. Class A	841,500	1,328
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	600,500	1,327
	Guizhou Chanhen Chemical Corp. Class A	441,000	1,327
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	1,326
	Bafang Electric Suzhou Co. Ltd. Class A	155,120	1,325
*	Visionox Technology Inc. Class A	1,176,672	1,319
	Camel Group Co. Ltd. Class A	1,012,512	1,318
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	1,314
	Anker Innovations Technology Co. Ltd. Class A	115,400	1,313
	Suplet Power Co. Ltd. Class A	507,650	1,312
	Chengzhi Co. Ltd. Class A	1,133,107	1,311
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	1,310
	Suzhou Good-Ark Electronics Co. Ltd. Class A	736,800	1,310
	Jinhui Liquor Co. Ltd. Class A	349,682	1,307
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	376,661	1,304
	Lushang Freda Pharmaceutical Co. Ltd. Class A	884,000	1,303
	BrightGene Bio-Medical Technology Co. Ltd. Class A	453,047	1,303
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	347,960	1,298
*	Shandong Longda Meishi Co. Ltd. Class A	1,142,099	1,297
*	Shenzhen Jinjia Group Co. Ltd. Class A	1,360,968	1,296
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	329,300	1,296
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	922,000	1,296
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	332,248	1,295
*	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,292
	Guangdong South New Media Co. Ltd. Class A	222,495	1,292
*	YaGuang Technology Group Co. Ltd. Class A	1,311,300	1,292
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	656,252	1,290
	Autobio Diagnostics Co. Ltd. Class A	164,505	1,290
*	Guangdong Electric Power Development Co. Ltd. Class A	1,284,900	1,288
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	228,159	1,286
	Tibet Urban Development & Investment Co. Ltd. Class A	653,100	1,285
	Chengdu Leejun Industrial Co. Ltd. Class A	1,188,300	1,284
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,283
	Hunan Aihua Group Co. Ltd. Class A	392,897	1,282
*	Focused Photonics Hangzhou Inc. Class A	469,100	1,280
	Vats Liquor Chain Store Management JSC Ltd. Class A	349,500	1,276
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,274
*	5I5J Holding Group Co. Ltd. Class A	2,864,381	1,269
	BOC International China Co. Ltd. Class A	798,300	1,269
	Luenmei Quantum Co. Ltd. Class A	1,340,770	1,267
	Grinm Advanced Materials Co. Ltd. Class A	676,800	1,265
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	1,159,352	1,264
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	607,489	1,263
	Hand Enterprise Solutions Co. Ltd. Class A	845,500	1,258
	Shandong Xiantan Co. Ltd. Class A	1,040,300	1,255
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	359,875	1,253
*	KWG Living Group Holdings Ltd.	9,755,701	1,251
	Wellhope Foods Co. Ltd. Class A	921,083	1,249
	Guangzhou Wondfo Biotech Co. Ltd. Class A	329,576	1,245
	Easyhome New Retail Group Co. Ltd. Class A	2,016,000	1,245
	Marssenger Kitchenware Co. Ltd. Class A	342,300	1,244
	Edan Instruments Inc. Class A	671,600	1,243

		Shares	Market Value ($000)
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,746,900	1,238
	First Tractor Co. Ltd. Class A (XSSC)	744,400	1,238
	Shanghai Pudong Construction Co. Ltd. Class A	1,302,839	1,230
*	China Reform Health Management & Services Group Co. Ltd. Class A	732,103	1,228
	Amoy Diagnostics Co. Ltd. Class A	362,970	1,227
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,226
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	431,400	1,219
	Sumavision Technologies Co. Ltd. Class A	1,459,200	1,212
	Chengdu Wintrue Holding Co. Ltd. Class A	892,400	1,209
	Shanghai AtHub Co. Ltd. Class A	383,838	1,208
*	Orient Group Inc. Class A	3,504,600	1,207
	Xilinmen Furniture Co. Ltd. Class A	322,900	1,206
*	Hybio Pharmaceutical Co. Ltd. Class A	839,100	1,203
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,226,351	1,203
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,200
	Bank of Suzhou Co. Ltd. Class A	1,199,880	1,200
	Cheng De Lolo Co. Ltd. Class A	929,868	1,198
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,591,330	1,197
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,084,100	1,197
	Nanjing Hanrui Cobalt Co. Ltd. Class A	246,600	1,195
	Top Resource Energy Co. Ltd. Class A	762,200	1,195
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	375,050	1,193
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	251,693	1,190
	Rianlon Corp. Class A	212,700	1,190
	Jinneng Science&Technology Co. Ltd. Class A	986,880	1,188
	Luyang Energy-Saving Materials Co. Ltd.	458,998	1,186
	Jiangsu Cnano Technology Co. Ltd. Class A	291,265	1,185
*	Shengda Resources Co. Ltd. Class A	648,000	1,173
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	1,171
	Goldenmax International Group Ltd. Class A	858,300	1,170
*	Xinfengming Group Co. Ltd. Class A	681,669	1,170
	Jiajiayue Group Co. Ltd. Class A	610,605	1,169
	PhiChem Corp. Class A	472,160	1,169
	Shenzhen Changhong Technology Co. Ltd. Class A	473,753	1,167
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	1,164
*	Tech-Bank Food Co. Ltd. Class A	1,650,160	1,164
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,457,100	1,163
*	Jinlei Technology Co. Ltd. Class A	237,100	1,163
	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	1,162
	Beijing Tongtech Co. Ltd. Class A	426,422	1,158
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	560,688	1,158
	Foryou Corp. Class A	238,590	1,158
	Ligao Foods Co. Ltd. Class A	112,820	1,154
*	Topsec Technologies Group Inc. Class A	854,400	1,153
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	781,300	1,151
	Wushang Group Co. Ltd. Class A	797,600	1,146
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,490,000	1,142
	Winner Medical Co. Ltd. Class A	187,129	1,139
	Beyondsoft Corp. Class A	610,300	1,137
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,150,600	1,134
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	158,611	1,134
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,036,900	1,133
	ADAMA Ltd. Class A	933,088	1,132
	Shandong WIT Dyne Health Co. Ltd. Class A	226,875	1,130
*	Great Chinasoft Technology Co. Ltd. Class A	689,000	1,130
*	INKON Life Technology Co. Ltd. Class A	743,300	1,129
	Xinyu Iron & Steel Co. Ltd. Class A	1,822,100	1,128

		Shares	Market Value ($000)
	Sino Wealth Electronic Ltd. Class A	279,255	1,128
	Hainan Poly Pharm Co. Ltd. Class A	396,876	1,125
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,085,800	1,125
	Jiangsu Lopal Tech Co. Ltd. Class A	501,667	1,124
	Eastern Communications Co. Ltd. Class A (XSSC)	664,200	1,123
	Aerospace Hi-Tech Holdings Group Ltd. Class A	772,084	1,120
*	China High Speed Railway Technology Co. Ltd. Class A	3,251,913	1,115
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	1,114
	DBG Technology Co. Ltd. Class A	748,242	1,113
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	1,112
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,109
	Telling Telecommunication Holding Co. Ltd. Class A	864,300	1,105
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,104
*	Archermind Technology Nanjing Co. Ltd. Class A	156,995	1,103
*	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	1,102
	Zhejiang Windey Co. Ltd. Class A	587,600	1,098
	Xinjiang Communications Construction Group Co. Ltd. Class A	497,700	1,096
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,116,000	1,095
	Luoniushan Co. Ltd. Class A	1,132,600	1,092
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	1,091
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	1,089
*	HC SemiTek Corp. Class A	1,098,500	1,085
*	Shenzhen World Union Group Inc. Class A	2,523,380	1,081
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	522,760	1,081
*	Road King Infrastructure Ltd.	2,856,041	1,079
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	1,079
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	221,700	1,078
*	Wuxi Boton Technology Co. Ltd. Class A	369,100	1,076
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,365,100	1,076
*	Aotecar New Energy Technology Co. Ltd. Class A	2,748,200	1,074
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	1,068
	Shenzhen Center Power Tech Co. Ltd. Class A	452,561	1,067
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,065
*	Beijing VRV Software Corp. Ltd. Class A	1,547,200	1,063
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	1,060
	Shenzhen Click Technology Co. Ltd. Class A	554,900	1,060
	Hunan Zhongke Electric Co. Ltd. Class A	630,497	1,060
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,734,400	1,057
	Jiangsu Shagang Co. Ltd. Class A	1,774,700	1,054
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,051,961	1,049
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	1,049
	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	1,049
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,045
*	Hongda Xingye Co. Ltd. Class A	2,996,100	1,045
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,038,400	1,044
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	622,200	1,041
	Jiangsu Guoxin Corp. Ltd. Class A	1,035,300	1,038
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	2,233,600	1,038
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	884,631	1,035
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	957,100	1,034
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	1,034
*	Zhongtong Bus Co. Ltd. Class A	600,900	1,034
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	317,360	1,032
	Beijing Dahao Technology Corp. Ltd. Class A	578,880	1,031
	KingClean Electric Co. Ltd. Class A	265,519	1,030
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	1,030
*	Dongjiang Environmental Co. Ltd. Class A	1,174,181	1,026
	Zhejiang Meida Industrial Co. Ltd. Class A	655,580	1,026

		Shares	Market Value ($000)
	ZheJiang Dali Technology Co. Ltd. Class A	581,440	1,026
	GRG Metrology & Test Group Co. Ltd. Class A	444,960	1,019
*	Shandong Chenming Paper Holdings Ltd. Class H	3,104,406	1,017
	Ningbo Zhenyu Technology Co. Ltd. Class A	100,473	1,017
	Tangrenshen Group Co. Ltd. Class A	988,900	1,016
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	1,008
	JSTI Group Class A	1,085,980	1,005
*	Blivex Energy Technology Co. Ltd. Class A	3,837,700	1,005
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	1,004
*	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,002
	Yotrio Group Co. Ltd. Class A	1,733,900	998
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	182,266	998
	Hangzhou Onechance Tech Corp. Class A	254,009	995
*	Holitech Technology Co. Ltd. Class A	2,159,500	992
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	991
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,374,100	991
	Jiangxi Wannianqing Cement Co. Ltd. Class A	824,190	990
	Henan Liliang Diamond Co. Ltd. Class A	177,300	990
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	989
	Sinosoft Co. Ltd. Class A	206,700	988
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	987
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	344,994	985
*	Henan Yuneng Holdings Co. Ltd. Class A	1,485,524	985
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	984
*,1	Times China Holdings Ltd.	10,679,559	981
	Bluestar Adisseo Co. Class A	845,412	976
	Zhejiang Tiantie Industry Co. Ltd. Class A	914,970	969
	Monalisa Group Co. Ltd. Class A	338,185	964
	Ningbo Yunsheng Co. Ltd. Class A	853,700	962
*,3	China Aoyuan Group Ltd.	16,923,787	960
	Chengdu XGimi Technology Co. Ltd. Class A	46,902	956
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	954
	BGI Genomics Co. Ltd. Class A	113,290	953
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,460,190	947
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	193,203	947
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	315,056	947
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	945
	Guangdong Dowstone Technology Co. Ltd. Class A	524,300	944
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	325,400	942
	Guangdong Hybribio Biotech Co. Ltd. Class A	649,135	942
*	Deppon Logistics Co. Ltd. Class A	375,100	932
	Unilumin Group Co. Ltd. Class A	842,477	932
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	794,000	929
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	418,601	928
	Shantui Construction Machinery Co. Ltd. Class A	1,241,100	928
*	HyUnion Holding Co. Ltd. Class A	943,800	926
	Nanjing Gaoke Co. Ltd. Class A	947,700	925
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	410,700	925
*	Yuzhou Group Holdings Co. Ltd.	27,586,579	924
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	163,480	918
	China Oilfield Services Ltd. Class A	430,400	916
	Shenzhen Kinwong Electronic Co. Ltd. Class A	278,960	916
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	2,566,774	912
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	551,700	910
	Guangdong Aofei Data Technology Co. Ltd. Class A	681,170	904
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	901
	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	900

		Shares	Market Value ($000)
	Maccura Biotechnology Co. Ltd. Class A	421,315	898
	Shandong Dawn Polymer Co. Ltd. Class A	400,200	892
*	Konka Group Co. Ltd. Class A	1,345,700	891
	Yibin Tianyuan Group Co. Ltd. Class A	981,340	889
	Guizhou Zhenhua E-chem Inc. Class A	202,435	888
	Qingdao Port International Co. Ltd. Class A	951,020	887
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,248,079	883
*	Beijing Water Business Doctor Co. Ltd. Class A	813,300	878
	JL Mag Rare-Earth Co. Ltd. Class A	352,064	873
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	873
	Transfar Zhilian Co. Ltd. Class A	1,103,868	870
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	206,700	866
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	47,668	863
	Xiamen Intretech Inc. Class A	319,260	859
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	859
	China West Construction Group Co. Ltd. Class A	788,377	853
	Innuovo Technology Co. Ltd. Class A	889,700	848
	Chengdu RML Technology Co. Ltd. Class A	95,150	848
	Huafu Fashion Co. Ltd. Class A	1,846,024	845
*	Triumph New Energy Co. Ltd. Class A	361,900	845
*	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	840
	Shandong Head Group Co. Ltd. Class A	312,967	840
	Truking Technology Ltd. Class A	424,100	836
	BMC Medical Co. Ltd. Class A	40,000	834
*	Youzu Interactive Co. Ltd. Class A	441,400	827
	Shenzhen Microgate Technology Co. Ltd. Class A	688,200	827
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	126,853	825
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	483,991	820
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	819
	Era Co. Ltd. Class A	974,000	818
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	354,733	815
	Black Peony Group Co. Ltd. Class A	854,300	814
	Xinzhi Group Co. Ltd. Class A	409,300	812
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	2,335,600	807
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	97,900	806
	Jiangsu Amer New Material Co. Ltd. Class A	566,800	804
*	Zhejiang Jingu Co. Ltd. Class A	755,112	800
	Digital China Information Service Co. Ltd. Class A	496,802	799
	Client Service International Inc. Class A	412,050	796
*	Delixi New Energy Technology Co. Ltd. Class A	189,980	789
	QuakeSafe Technologies Co. Ltd. Class A	223,142	786
*	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	783
	Toly Bread Co. Ltd. Class A	527,612	780
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,458,963	774
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	370,440	771
	Sino GeoPhysical Co. Ltd. Class A	286,763	767
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	763
*	Fujian Snowman Co. Ltd. Class A	661,700	760
*	Nations Technologies Inc. Class A	397,800	757
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,032,576	756
	China Harzone Industry Corp. Ltd. Class A	614,775	752
*	Anhui Genuine New Materials Co. Ltd. Class A	518,343	749
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	748
	Wuhan Keqian Biology Co. Ltd. Class A	231,984	743
*	Yijiahe Technology Co. Ltd. Class A	143,360	741
*	Realcan Pharmaceutical Group Co. Ltd. Class A	1,464,500	732
	Shenzhen Das Intellitech Co. Ltd. Class A	1,483,800	727
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	82,354	721

		Shares	Market Value ($000)
[1,2]	Joinn Laboratories China Co. Ltd. Class H	273,658	717
	Rainbow Digital Commercial Co. Ltd. Class A	759,992	712
*	Beijing Sinohytec Co. Ltd. Class A	79,101	709
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	461,659	708
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	707
*	Double Medical Technology Inc. Class A	153,925	689
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	776,230	685
	CSG Holding Co. Ltd. Class A	791,732	681
	Chongqing Zaisheng Technology Corp. Ltd. Class A	1,050,010	674
	Blue Sail Medical Co. Ltd. Class A	663,503	673
	Shenzhen Tellus Holding Co. Ltd. Class A	275,900	670
	Huabao Flavours & Fragrances Co. Ltd. Class A	204,344	662
*	Jin Tong Ling Technology Group Co. Ltd. Class A	1,488,900	638
	Gansu Shangfeng Cement Co. Ltd. Class A	432,120	632
	Qingdao Hanhe Cable Co. Ltd. Class A	1,110,930	627
*	Autel Intelligent Technology Corp. Ltd. Class A	148,007	615
*	Shenzhen Deren Electronic Co. Ltd. Class A	454,700	613
	Lao Feng Xiang Co. Ltd. Class A	68,728	601
*,3	Boshiwa International Holding Ltd.	2,777,000	598
*	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	594
	Jenkem Technology Co. Ltd. Class A	37,841	585
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	172,030	577
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	860,160	557
	Rongan Property Co. Ltd. Class A	1,182,600	551
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	79,632	537
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,030,900	536
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	987,100	529
*,1,3	China Fishery Group Ltd.	9,033,000	516
[2]	Qingdao Port International Co. Ltd. Class H	951,832	505
*	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	659,200	474
	Shanghai Haohai Biological Technology Co. Ltd. Class A	35,528	465
	Shenzhen Aisidi Co. Ltd. Class A	389,000	434
	Beken Corp. Class A	107,100	430
*,1	Differ Group Auto Ltd.	40,227,914	430
	Shunfa Hengye Corp. Class A	877,000	396
*,3	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	347
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	179,187	335
*	Greenland Hong Kong Holdings Ltd.	5,447,167	327
	Sansure Biotech Inc. Class A	128,512	325
	Guangdong Provincial Expressway Development Co. Ltd. Class A	256,500	275
	China Dongxiang Group Co. Ltd.	5,732,055	240
	Contec Medical Systems Co. Ltd. Class A	72,500	236
	Three Squirrels Inc. Class A	75,800	219
*,3	Yango Group Co. Ltd. Class A	3,984,593	206
*	Zhenro Properties Group Ltd.	9,164,289	142
*	Ronshine China Holdings Ltd.	2,854,565	131
	Central China Management Co. Ltd.	2,510,610	124
*	Shang Gong Group Co. Ltd. Class B	344,005	118
*,3	China Forestry Holdings Co. Ltd.	3,050,000	—
*,1,3	Midas Holdings Ltd.	16,595,800	—
*,3	Fantasia Holdings Group Co. Ltd.	3,086,715	—
*,2,3	Tianhe Chemicals Group Ltd.	20,635,827	—
*,1,3	National Agricultural Holdings Ltd.	13,075,708	—
*,3	Real Gold Mining Ltd.	1,345,000	—
*,3	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,3	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,3	China Animal Healthcare Ltd.	4,917,000	—
*,3	Trony Solar Holdings Co. Ltd.	1,562,000	—

		Shares	Market Value ($000)
*,3	China Fiber Optic Network System Group Ltd.	14,959,600	—
*,3	Hua Han Health Industry Holdings Ltd.	13,393,764	—
*,3	China Huiyuan Juice Group Ltd.	8,667,863	—
*,3	CT Environmental Group Ltd.	28,987,223	—
*,3	China Common Rich Renewable Energy Investments Ltd.	84,704,000	—
*,3	China Lumena New Materials Corp.	337,200	—
*,3	China Zhongwang Holdings Ltd.	17,459,813	—
			31,856,373
Colombia (0.0%)
	Bancolombia SA ADR	1,234,741	37,734
	Ecopetrol SA	62,128,907	36,317
	Bancolombia SA Preference Shares	3,359,283	25,651
	Interconexion Electrica SA ESP	5,838,679	25,568
	Bancolombia SA	1,840,141	15,665
	Grupo Aval Acciones y Valores SA Preference Shares	50,888,201	6,567
	Banco Davivienda SA Preference Shares	1,241,692	6,286
	Grupo de Inversiones Suramericana SA Preference Shares	763,739	2,709
	Grupo Aval Acciones y Valores SA ADR	158,187	416
	BAC Holding International Corp.	4,731,366	267
			157,180
Cyprus (0.0%)
*,3	Cyprus Popular Bank PCL	12,597,118	—
Czech Republic (0.0%)
	CEZ A/S	2,111,183	93,353
	Komercni Banka A/S	1,001,388	32,796
[2]	Moneta Money Bank A/S	4,464,776	17,555
	Philip Morris CR A/S	8,612	6,712
	Colt CZ Group SE	88,545	2,293
			152,709
Denmark (1.7%)
	Novo Nordisk A/S Class B	20,927,237	3,374,564
	DSV A/S	2,370,048	474,341
*	Genmab A/S	873,258	359,957
*	Vestas Wind Systems A/S	13,454,329	359,856
[2]	Orsted A/S	2,516,625	218,995
	Danske Bank A/S	8,851,418	210,177
	Coloplast A/S Class B	1,581,857	196,635
	Carlsberg A/S Class B	1,221,652	183,226
	Novozymes A/S Class B	2,660,758	133,446
	AP Moller - Maersk A/S Class B	60,407	124,089
	Pandora A/S	1,146,737	114,710
	Chr Hansen Holding A/S	1,368,871	103,437
	Tryg A/S	4,621,595	91,248
	AP Moller - Maersk A/S Class A	38,327	77,061
	Royal Unibrew A/S	662,002	57,219
	SimCorp A/S	524,688	56,261
	Ringkjoebing Landbobank A/S	367,959	52,367
*	GN Store Nord A/S	1,938,321	51,685
*	Demant A/S	1,295,267	51,545
*	Jyske Bank A/S (Registered)	635,550	48,076
	ISS A/S	2,137,050	43,182
*	NKT A/S	714,007	40,796
	Sydbank A/S	756,931	36,301
*,1	Ambu A/S Class B	2,456,071	36,236
[1]	FLSmidth & Co. A/S	754,081	35,678
	ROCKWOOL A/S Class B	115,826	31,153

		Shares	Market Value ($000)
*	Zealand Pharma A/S	779,692	27,058
	Topdanmark A/S	568,184	25,756
*	Bavarian Nordic A/S	1,039,405	22,300
*,2	Netcompany Group A/S	435,537	20,217
*	ALK-Abello A/S Class B	1,749,176	19,046
	Alm Brand A/S	11,354,235	18,096
	Spar Nord Bank A/S	1,047,749	16,660
	H Lundbeck A/S	3,326,992	16,513
	D/S Norden A/S	304,311	15,244
	Dfds A/S	393,207	14,097
*	Chemometec A/S	207,091	13,897
[2]	Scandinavian Tobacco Group A/S Class A	744,156	12,944
	Schouw & Co. A/S	157,734	12,516
*	NTG Nordic Transport Group A/S	199,248	12,435
	TORM plc Class A	391,934	9,647
	H Lundbeck A/S Class A	766,645	3,438
			6,822,105
Egypt (0.0%)
	Commercial International Bank Egypt SAE	29,663,256	48,450
	Egypt Kuwait Holding Co. SAE	7,880,411	9,257
*	EFG Holding S.A.E.	16,751,542	8,931
	Eastern Co. SAE	12,936,997	7,821
*	Fawry for Banking & Payment Technology Services SAE	34,534,378	6,290
	ElSewedy Electric Co.	9,153,110	5,582
	Talaat Moustafa Group	12,680,669	3,848
	Telecom Egypt Co.	4,098,185	3,474
	Medinet Nasr Housing	11,919,118	1,319
			94,972
Finland (0.7%)
	Nordea Bank Abp	45,716,946	517,591
	Sampo OYJ Class A	6,331,606	279,012
	Nokia OYJ	70,670,404	277,801
	UPM-Kymmene OYJ	7,124,384	235,872
	Kone OYJ Class B	4,360,284	223,651
	Neste OYJ	5,558,721	204,645
	Elisa OYJ	1,988,090	103,709
	Metso OYJ	8,554,299	97,212
	Stora Enso OYJ	7,667,642	94,000
	Wartsila OYJ Abp	6,483,692	81,454
	Fortum OYJ	5,808,963	78,637
	Kesko OYJ Class B	3,609,029	72,212
	Valmet OYJ	2,227,220	59,079
	Orion OYJ Class B	1,398,441	53,744
	Huhtamaki OYJ	1,230,872	43,754
	Konecranes OYJ	962,882	34,998
	TietoEVRY OYJ	1,297,473	33,102
	Cargotec OYJ Class B	649,585	31,024
	Kojamo OYJ	2,597,344	25,377
	Outokumpu OYJ	4,829,419	24,986
	Uponor OYJ	713,718	22,585
	Kemira OYJ	1,426,457	22,375
*	QT Group OYJ	262,433	21,767
[1]	Metsa Board OYJ Class B	2,301,998	18,572
	Nokian Renkaat OYJ	1,771,422	16,476
	Revenio Group OYJ	296,834	10,501
	Tokmanni Group Corp.	642,152	9,917
[2]	Terveystalo OYJ	1,002,563	8,138

		Shares	Market Value ($000)
	Sanoma OYJ	937,307	7,416
	Citycon OYJ	973,386	6,042
	YIT OYJ	2,017,659	4,868
*,1	Finnair OYJ	7,857,479	4,865
	F-Secure OYJ	1,535,966	3,784
	Raisio OYJ	1,461,610	3,090
*,1,3	Ahlstrom-Munksjo OYJ	147,156	2,886
	Oriola OYJ Class B	1,624,764	1,979
			2,737,121
France (6.7%)
	LVMH Moet Hennessy Louis Vuitton SE	3,308,453	3,072,785
	TotalEnergies SE	30,259,211	1,838,444
	Sanofi	14,553,262	1,552,608
	L'Oreal SA	3,093,023	1,438,594
	Schneider Electric SE	7,133,000	1,272,328
	Air Liquide SA	6,883,445	1,237,601
	Airbus SE	7,823,858	1,152,454
	Hermes International	457,186	1,011,873
	BNP Paribas SA	14,737,061	971,877
	EssilorLuxottica SA	4,017,180	808,157
	Safran SA	4,638,589	770,067
	Vinci SA	6,555,992	769,984
	AXA SA	23,739,082	729,712
	Pernod Ricard SA	2,736,971	603,425
	Kering SA	959,276	550,783
	Danone SA	8,324,503	508,350
	STMicroelectronics NV	8,709,526	465,841
	Cie de Saint-Gobain	6,237,761	421,868
	Capgemini SE	2,153,814	390,311
	Dassault Systemes SE	8,943,380	382,228
	Engie SA	22,177,341	363,827
	Legrand SA	3,563,619	357,269
	Cie Generale des Etablissements Michelin SCA	9,351,418	306,231
	Orange SA	25,552,072	288,836
	Veolia Environnement SA	8,489,027	276,394
	Societe Generale SA	9,298,876	252,899
	Publicis Groupe SA	3,060,198	246,730
	Edenred	3,318,679	215,549
	Thales SA	1,340,235	200,486
	Credit Agricole SA	14,892,746	184,899
	Carrefour SA	7,890,578	157,742
*,2	Worldline SA	3,266,416	129,479
[1]	Alstom SA	4,117,926	126,092
	Teleperformance	774,466	112,328
	Eurofins Scientific SE	1,631,921	112,238
	Renault SA	2,553,466	112,152
	Bureau Veritas SA	3,804,589	104,488
	Eiffage SA	982,763	102,244
	Sartorius Stedim Biotech	320,486	100,271
	Bouygues SA	2,764,282	99,021
	Accor SA	2,460,721	92,848
	Arkema SA	826,161	89,092
	Bollore SE	13,218,909	83,579
	Vivendi SE	9,333,001	83,328
	Getlink SE	4,714,200	82,863
*	Unibail-Rodamco-Westfield	1,375,586	77,945
	Rexel SA	3,210,810	77,452
	Gecina SA	690,322	74,632

		Shares	Market Value ($000)
	Klepierre SA	2,757,771	73,201
	Sodexo SA	694,169	71,206
*	SOITEC	331,444	65,138
	Valeo	2,871,782	64,914
	BioMerieux	575,383	61,767
	Dassault Aviation SA	310,150	60,250
	SCOR SE	2,012,843	60,155
	Aeroports de Paris	429,048	59,248
	Ipsen SA	458,375	57,768
*	Remy Cointreau SA	332,454	57,068
	Alten SA	382,652	55,115
	Elis SA	2,637,962	54,501
	Gaztransport Et Technigaz SA	442,402	53,957
	SPIE SA	1,682,913	50,518
[2]	La Francaise des Jeux SAEM	1,311,622	50,074
	Sodexo SA (XPAR)	467,070	47,911
[2]	Amundi SA	752,833	46,198
*	Forvia	1,733,012	43,549
*	Ubisoft Entertainment SA	1,278,640	43,003
	Technip Energies NV	1,854,941	42,278
[2]	Verallia SA	925,821	41,037
	Sopra Steria Group SACA	188,652	41,020
	Nexans SA	450,721	40,015
	Eurazeo SE	642,200	39,213
	SEB SA	335,348	37,541
	Wendel SE	353,575	34,903
	SES SA Class A ADR	5,000,493	32,396
	Covivio SA	665,132	32,114
	Rubis SCA	1,246,743	30,743
[2]	Neoen SA	909,095	29,892
*	Vallourec SA	2,171,892	28,336
*	Air France-KLM	15,089,008	26,057
	IPSOS	516,637	25,827
	Coface SA	1,405,884	20,595
	Societe BIC SA	323,623	19,785
[2]	ALD SA	1,800,011	19,124
	Imerys SA	521,984	18,126
	Interparfums SA	249,717	18,024
*	JCDecaux SE	955,088	17,898
	ICADE	431,230	17,569
	Virbac SA	56,731	17,474
	Rothschild & Co.	368,060	15,636
	Trigano SA	106,549	15,602
	Cie Plastic Omnium SA	725,260	14,124
[1]	Eutelsat Communications SA	2,090,367	14,081
*,1	SES-imagotag SA	104,026	13,454
*	Atos SE	1,281,451	13,311
*	Carmila SA	750,209	12,157
	Metropole Television SA	855,007	12,078
	Mersen SA	248,890	11,714
	Television Francaise 1	1,329,859	10,875
	Eramet SA	126,963	10,690
	Quadient SA	462,050	10,301
	Mercialys SA	1,174,144	10,164
*,1	Valneva SE	1,309,950	9,837
*,2	X-Fab Silicon Foundries SE	809,513	9,812
	Nexity SA	566,410	9,591
*	Forvia (MTAA)	380,259	9,528

		Shares	Market Value ($000)
	Argan SA	121,523	9,176
*	ID Logistics Group	30,433	8,727
	Cie de L'Odet SE	4,981	8,408
*	Voltalia SA (Registered)	478,762	8,319
	Beneteau SA	477,171	7,791
	Derichebourg SA	1,257,227	7,751
	Peugeot Invest	65,440	7,715
*	Euroapi SA	617,645	7,207
[1]	Clariane SE	867,725	6,757
*	CGG SA	9,512,853	6,693
	Fnac Darty SA	184,639	6,437
	Antin Infrastructure Partners SA	348,854	6,265
	Vicat SA	183,830	6,249
[2]	Maisons du Monde SA	572,650	6,013
	Manitou BF SA	179,955	5,194
	Lisi SA	192,785	5,039
	Etablissements Maurel et Prom SA	1,031,133	4,863
	Vetoquinol SA	47,681	4,838
	Lagardere SA	208,191	4,775
	Equasens	49,013	4,511
	Altarea SCA	47,040	4,396
*,2	SMCP SA	581,971	4,367
*,1,2	Elior Group SA	1,508,576	3,845
	Boiron SA	67,104	3,713
	Jacquet Metals SACA	159,285	3,178
	GL Events	154,007	3,118
*,1	OVH Groupe SAS	272,141	3,071
	Bonduelle SCA	204,510	2,434
*	Believe SA	159,966	1,943
*,1	Casino Guichard Perrachon SA	511,276	1,333
*,1,2	Aramis Group SAS	226,870	1,194
[3]	Vilmorin & Cie SA	11,750	823
*,1	Orpea SA	355,493	689
	LISI	16,601	434
			26,535,933
Germany (5.0%)
	SAP SE	14,668,379	2,000,937
	Siemens AG (Registered)	9,337,701	1,591,539
	Allianz SE (Registered)	5,306,595	1,268,273
	Deutsche Telekom AG (Registered)	45,208,559	985,602
	Mercedes-Benz Group AG	11,477,091	916,594
	Bayer AG (Registered)	13,141,020	768,532
	Infineon Technologies AG	17,425,883	765,615
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,838,808	692,211
	DHL Group	12,600,577	647,962
	BASF SE	11,885,283	637,182
	Bayerische Motoren Werke AG	4,160,093	507,323
	Deutsche Boerse AG	2,456,837	470,734
	adidas AG	2,207,846	445,731
	RWE AG	9,509,544	409,278
	E.ON SE	29,580,391	374,202
	Volkswagen AG Preference Shares	2,676,655	354,592
	Merck KGaA	1,727,993	303,651
	Deutsche Bank AG (Registered)	26,942,418	298,660
	Daimler Truck Holding AG	6,438,886	241,653
[2]	Siemens Healthineers AG	3,700,157	214,991
	Vonovia SE	9,109,355	212,248

		Shares	Market Value ($000)
	Symrise AG Class A	1,740,917	190,163
	Henkel AG & Co. KGaA Preference Shares	2,244,387	173,191
	Fresenius SE & Co. KGaA	5,501,520	172,650
	Beiersdorf AG	1,330,464	172,302
	Hannover Rueck SE	801,845	171,093
	MTU Aero Engines AG	719,515	168,015
	Commerzbank AG	13,897,137	166,230
	Rheinmetall AG	580,908	164,540
	Brenntag SE	2,063,837	160,122
	Heidelberg Materials AG	1,883,322	152,639
[1]	Fresenius Medical Care AG & Co. KGaA	2,717,723	141,144
*	QIAGEN NV	2,929,672	137,465
[1]	Sartorius AG Preference Shares	330,554	136,380
*,2	Covestro AG	2,367,655	127,188
	Continental AG	1,446,123	115,458
*,2	Delivery Hero SE	2,523,658	114,548
*	Siemens Energy AG	6,347,930	107,544
*,2	Zalando SE	2,935,285	101,340
	Henkel AG & Co. KGaA	1,317,324	92,058
	GEA Group AG	2,163,478	91,822
	Puma SE	1,337,210	90,370
	Bayerische Motoren Werke AG Preference Shares	797,951	89,651
*	Deutsche Lufthansa AG (Registered)	7,996,268	80,652
*	LEG Immobilien SE	993,751	70,261
[2]	Scout24 SE	1,016,971	67,228
	Volkswagen AG	393,060	62,817
	Knorr-Bremse AG	887,658	62,436
*	HelloFresh SE	2,166,750	61,785
	HUGO BOSS AG	758,641	61,259
	Carl Zeiss Meditec AG	489,554	56,730
	Evonik Industries AG	2,725,264	56,448
	AIXTRON SE	1,416,753	56,206
*	Evotec SE	2,108,238	55,535
	Gerresheimer AG	461,421	54,652
	CTS Eventim AG & Co. KGaA	784,205	53,519
	Nemetschek SE	724,625	52,730
	thyssenkrupp AG	6,590,199	52,395
[1]	K+S AG (Registered)	2,544,383	48,581
	Bechtle AG	1,088,721	47,919
	Rational AG	63,711	47,691
	FUCHS SE Preference Shares	1,075,669	44,526
	Talanx AG	712,132	43,611
	KION Group AG	963,623	40,379
	Freenet AG	1,596,758	39,525
	Aurubis AG	410,750	38,665
	LANXESS AG	1,146,214	38,657
	Telefonica Deutschland Holding AG	11,915,151	32,104
*,2	TeamViewer SE	1,856,544	31,559
	Wacker Chemie AG	199,955	31,071
	HOCHTIEF AG	282,161	27,794
	Sixt SE	221,599	26,721
*	Fraport AG Frankfurt Airport Services Worldwide	476,186	25,159
[1]	Siltronic AG	278,845	24,547
*,1	Encavis AG	1,457,183	24,434
	Hella GmbH & Co. KGaA	301,873	23,921
*,1	Nordex SE	1,668,716	23,580
	Hensoldt AG	691,510	23,511
	Krones AG	193,083	23,267

		Shares	Market Value ($000)
*	TAG Immobilien AG	2,016,320	22,665
	RTL Group SA	513,278	22,171
[1]	ProSiebenSat.1 Media SE	2,227,984	22,149
	Jenoptik AG	673,513	21,785
*	Vitesco Technologies Group AG	240,958	20,608
	Duerr AG	658,005	20,530
[2]	Befesa SA	532,182	20,396
*,1	Software AG	551,611	19,287
	Stabilus SE	323,431	18,439
	Suedzucker AG	1,040,576	18,015
[1]	Salzgitter AG	515,069	17,850
	United Internet AG (Registered)	1,140,151	17,069
	CompuGroup Medical SE & Co. KGaA	329,858	16,752
	Fielmann AG	323,963	16,644
	Deutsche Wohnen SE	648,671	16,274
[2]	DWS Group GmbH & Co. KGaA	455,699	15,998
	Stroeer SE & Co. KGaA	329,669	15,943
*	METRO AG	1,703,408	14,811
	Traton SE	665,321	14,536
*,1	Aroundtown SA	9,129,143	14,183
[1,2]	Deutsche Pfandbriefbank AG	1,637,881	13,632
[1]	Kontron AG	626,432	13,624
	Bilfinger SE	372,757	13,495
*,1	MorphoSys AG	458,068	13,410
*,1,2	Auto1 Group SE	1,231,577	13,272
[1]	VERBIO Vereinigte BioEnergie AG	267,065	13,019
	Atoss Software AG	53,492	12,989
	CANCOM SE	433,979	12,495
*,1	Hypoport SE	56,629	11,816
*,2	Redcare Pharmacy NV	97,735	11,332
*,1	SMA Solar Technology AG	116,975	11,152
	Sixt SE Preference Shares	147,610	10,961
*	flatexDEGIRO AG	1,101,896	10,862
	Dermapharm Holding SE	219,757	10,735
[1]	GRENKE AG	381,726	10,528
*	Grand City Properties SA	1,258,040	10,375
	Synlab AG	1,025,643	10,158
*,1	Nagarro SE	105,232	9,969
	PNE AG	642,643	9,412
	FUCHS SE	275,174	9,083
	Sartorius AG	27,658	9,072
	Deutz AG	1,630,203	8,970
	Kloeckner & Co. SE	957,493	8,951
	Hornbach Holding AG & Co. KGaA	107,696	8,711
	Wacker Neuson SE	334,253	8,670
	KWS Saat SE & Co. KGaA	133,374	8,397
	BayWa AG	177,504	7,439
	Norma Group SE	419,084	7,394
	Eckert & Ziegler Strahlen- und Medizintechnik AG	186,493	7,381
	Indus Holding AG	272,664	7,297
	Deutsche Beteiligungs AG	216,973	7,229
*,1	CECONOMY AG	2,357,411	7,064
	GFT Technologies SE	241,848	7,018
	Draegerwerk AG & Co. KGaA Preference Shares	139,296	6,997
	Takkt AG	469,378	6,744
	Energiekontor AG	75,304	6,540
	1&1 AG	566,664	6,460
	Vossloh AG	140,224	6,288

		Shares	Market Value ($000)
*,1	SUSE SA	524,218	6,175
[1]	Adesso SE	51,200	5,980
*,1	SGL Carbon SE	697,036	5,832
	PATRIZIA SE	568,188	5,814
	Hamburger Hafen und Logistik AG	441,743	5,806
	STRATEC SE	92,120	5,170
*	Adtran Networks SE	199,771	4,392
	Wuestenrot & Wuerttembergische AG	249,964	4,326
	New Work SE	36,259	4,270
*,1	Varta AG	186,928	4,242
[1]	Secunet Security Networks AG	17,091	3,921
[1]	Deutsche EuroShop AG	155,976	3,802
	ElringKlinger AG	416,451	3,571
	Software AG	103,421	3,551
[1]	DIC Asset AG	709,616	3,495
	Bertrandt AG	65,878	3,459
*,1	About You Holding SE	383,877	2,733
	CropEnergies AG	234,221	2,356
[1]	Basler AG	140,244	2,300
	Draegerwerk AG & Co. KGaA	46,714	2,074
[2]	Instone Real Estate Group SE	236,399	1,643
	Elmos Semiconductor SE	12,037	1,072
*	Ionos SE	23,421	363
			19,576,691
Greece (0.1%)
*	Eurobank Ergasias Services & Holdings SA	33,832,683	59,102
	Mytilineos SA	1,347,100	56,061
*	Alpha Services & Holdings SA	28,380,568	51,111
*	National Bank of Greece SA	7,246,703	49,906
	JUMBO SA	1,456,499	43,461
	OPAP SA	2,447,713	43,049
*	Piraeus Financial Holdings SA	9,049,113	34,275
	Hellenic Telecommunications Organization SA	2,150,272	33,936
*	Public Power Corp. SA	2,782,345	32,921
	Motor Oil Hellas Corinth Refineries SA	744,997	18,828
	Terna Energy SA	668,721	12,836
*	GEK Terna Holding Real Estate Construction SA	720,526	11,359
	Hellenic Telecommunications Organization SA ADR	1,384,302	10,659
	Titan Cement International SA	466,465	9,809
*	Aegean Airlines SA	454,149	6,520
*	LAMDA Development SA	812,491	6,357
	Helleniq Energy Holdings SA	690,268	6,134
	Athens Water Supply & Sewage Co. SA	802,266	6,102
	Viohalco SA	666,101	4,850
	Fourlis Holdings SA	872,173	4,696
	Autohellas Tourist & Trading SA	308,930	4,638
	Hellenic Exchanges - Athens Stock Exchange SA	690,883	4,396
	Holding Co. ADMIE IPTO SA	1,552,263	4,077
*	Ellaktor SA	1,440,303	3,957
	Sarantis SA	449,469	3,761
	Quest Holdings SA	405,424	2,898
*,3	FF Group	554,339	—
			525,699
Hong Kong (1.6%)
	AIA Group Ltd.	155,855,894	1,559,298
	Hong Kong Exchanges & Clearing Ltd.	16,960,983	715,109
	Sun Hung Kai Properties Ltd.	19,021,109	238,841

		Shares	Market Value ($000)
	CK Hutchison Holdings Ltd.	35,630,260	219,744
*	Galaxy Entertainment Group Ltd.	28,978,625	211,530
	Techtronic Industries Co. Ltd.	17,532,941	199,184
	Link REIT	34,086,772	191,607
	CLP Holdings Ltd.	21,989,811	179,242
	CK Asset Holdings Ltd.	26,027,667	150,728
	Hang Seng Bank Ltd.	9,689,651	148,112
	BOC Hong Kong Holdings Ltd.	47,924,900	146,269
	Jardine Matheson Holdings Ltd.	2,628,140	129,818
	Hong Kong & China Gas Co. Ltd.	145,496,177	124,815
*	Sands China Ltd.	32,125,471	123,764
	Lenovo Group Ltd.	100,466,297	115,656
	Wharf Real Estate Investment Co. Ltd.	20,722,906	111,209
	Power Assets Holdings Ltd.	18,371,921	96,291
	MTR Corp. Ltd.	19,312,414	88,997
[2]	ESR Group Ltd.	37,406,251	65,594
	Swire Pacific Ltd. Class A	7,457,032	62,335
[2]	WH Group Ltd.	105,945,579	57,824
	Sino Land Co. Ltd.	47,050,963	57,756
[2]	Budweiser Brewing Co. APAC Ltd.	22,630,956	55,200
	Henderson Land Development Co. Ltd.	17,347,942	53,625
	Hongkong Land Holdings Ltd.	14,851,104	52,925
*,2	Samsonite International SA	17,416,861	51,905
	PRADA SpA	6,833,678	48,641
	New World Development Co. Ltd.	19,011,422	47,015
	Xinyi Glass Holdings Ltd.	27,615,865	45,955
	CK Infrastructure Holdings Ltd.	7,856,176	41,633
	Chow Tai Fook Jewellery Group Ltd.	23,338,914	40,748
	ASMPT Ltd.	4,131,082	40,295
	Want Want China Holdings Ltd.	57,019,511	39,764
	Hang Lung Properties Ltd.	24,474,667	38,194
	SITC International Holdings Co. Ltd.	17,204,448	37,698
	Swire Properties Ltd.	14,093,550	35,365
	Wharf Holdings Ltd.	12,773,707	29,971
	Orient Overseas International Ltd.	1,754,169	29,313
	PCCW Ltd.	55,920,742	28,592
*	SharkNinja Inc.	644,670	27,276
[2]	BOC Aviation Ltd.	2,756,536	23,106
	NWS Holdings Ltd.	18,986,126	21,776
[1]	AAC Technologies Holdings Inc.	9,105,792	20,862
	Pacific Basin Shipping Ltd.	63,164,523	20,565
*,1	Wynn Macau Ltd.	19,658,519	20,559
	Bank of East Asia Ltd.	12,821,559	19,685
	Hysan Development Co. Ltd.	8,032,995	18,982
	Hang Lung Group Ltd.	11,384,649	17,803
	Man Wah Holdings Ltd.	20,107,193	17,450
	L'Occitane International SA	5,627,227	17,290
	Kerry Properties Ltd.	7,968,413	17,227
*,1	Cathay Pacific Airways Ltd.	13,480,987	15,303
*,1	SJM Holdings Ltd.	31,476,253	14,613
	Vitasoy International Holdings Ltd.	10,610,026	14,106
	VTech Holdings Ltd.	2,177,522	13,580
	Fortune REIT	18,369,671	13,283
*	MGM China Holdings Ltd.	9,926,206	13,239
*	NagaCorp Ltd.	20,021,328	12,612
	United Energy Group Ltd.	98,105,817	12,394
	Yue Yuen Industrial Holdings Ltd.	9,215,908	12,348
*	Shangri-La Asia Ltd.	14,344,647	11,970

		Shares	Market Value ($000)
*	MMG Ltd.	32,586,098	11,955
	Luk Fook Holdings International Ltd.	4,382,475	11,571
*	Melco International Development Ltd.	10,504,822	11,145
	DFI Retail Group Holdings Ltd.	3,908,234	10,521
	First Pacific Co. Ltd.	28,799,977	10,442
	Champion REIT	25,978,197	9,571
	Nexteer Automotive Group Ltd.	10,666,741	7,904
*,1	Cowell e Holdings Inc.	3,949,833	7,406
*,1	Theme International Holdings Ltd.	64,830,416	7,250
	CITIC Telecom International Holdings Ltd.	17,867,157	7,176
*,1	Vobile Group Ltd.	20,289,636	7,094
*	China Travel International Investment Hong Kong Ltd.	31,499,626	6,961
*,1,2	Sirnaomics Ltd.	917,448	6,589
	Johnson Electric Holdings Ltd.	4,514,148	6,223
	Stella International Holdings Ltd.	5,896,803	5,794
*	IGG Inc.	10,976,256	5,594
	HKBN Ltd.	10,101,577	5,518
	Cafe de Coral Holdings Ltd.	4,183,439	5,498
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,082,282	5,496
	United Laboratories International Holdings Ltd.	6,697,797	5,372
[1]	LK Technology Holdings Ltd.	4,950,105	5,355
[1]	Huabao International Holdings Ltd.	12,172,468	5,257
	K Wah International Holdings Ltd.	15,947,282	5,223
[1]	Giordano International Ltd.	14,476,259	5,151
	Dah Sing Financial Holdings Ltd.	2,073,666	5,123
*,1	Haitong International Securities Group Ltd.	53,424,554	5,013
	Sunlight REIT	13,312,138	4,958
	Dah Sing Banking Group Ltd.	6,354,647	4,761
	Value Partners Group Ltd.	11,895,030	4,504
	Kerry Logistics Network Ltd.	3,555,896	4,391
*	Super Hi International Holding Ltd.	2,099,331	4,323
	VSTECS Holdings Ltd.	8,264,627	4,194
	Hong Kong Technology Venture Co. Ltd.	7,040,377	4,183
	SUNeVision Holdings Ltd.	7,777,064	4,042
*,1,2	Everest Medicines Ltd.	1,399,612	3,928
[1]	Jinchuan Group International Resources Co. Ltd.	64,295,080	3,639
	Chow Sang Sang Holdings International Ltd.	3,105,782	3,622
*,1	Realord Group Holdings Ltd.	4,552,715	3,427
	Far East Consortium International Ltd.	14,342,103	3,390
*,2	Hua Medicine	10,947,706	3,179
	Prosperity REIT	14,352,997	3,116
	Guotai Junan International Holdings Ltd.	35,707,952	3,081
	EC Healthcare	5,072,000	3,041
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	4,944,900	2,932
*,1	C-Mer Eye Care Holdings Ltd.	5,558,736	2,898
*,1,2	JS Global Lifestyle Co. Ltd.	16,116,751	2,871
*	Shun Tak Holdings Ltd.	17,080,391	2,863
	Swire Pacific Ltd. Class B	2,096,444	2,808
*,1,2	Fosun Tourism Group	2,557,200	2,765
	Texhong International Group Ltd.	3,745,066	2,763
*,1	Powerlong Real Estate Holdings Ltd.	18,547,942	2,639
	Asia Cement China Holdings Corp.	5,377,727	2,607
	SmarTone Telecommunications Holdings Ltd.	4,308,637	2,606
*	Esprit Holdings Ltd.	35,029,219	2,568
	Truly International Holdings Ltd.	20,429,268	2,553
*,1,2	Frontage Holdings Corp.	8,368,225	2,490
	Sun Hung Kai & Co. Ltd.	6,633,047	2,470
*,1,2	FIT Hon Teng Ltd.	13,952,576	2,443

		Shares	Market Value ($000)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,434
*	Sa Sa International Holdings Ltd.	12,964,275	2,372
*,1	Television Broadcasts Ltd.	3,758,106	2,369
*,1	Vesync Co. Ltd.	5,000,000	2,117
[1,2]	IMAX China Holding Inc.	1,338,618	1,643
	Singamas Container Holdings Ltd.	18,140,193	1,561
	CITIC Resources Holdings Ltd.	27,142,497	1,395
[1]	Powerlong Commercial Management Holdings Ltd.	2,325,239	1,307
*,1	Apollo Future Mobility Group Ltd.	73,014,499	1,225
	Texwinca Holdings Ltd.	6,879,365	1,096
*,1,2	JW Cayman Therapeutics Co. Ltd.	2,420,493	881
*	OCI International Holdings Ltd.	11,832,453	819
*	Chinese Estates Holdings Ltd.	2,705,773	770
*,1,2	Antengene Corp. Ltd.	3,627,000	721
*	CMBC Capital Holdings Ltd.	5,123,723	690
*,1	Glory Sun Financial Group Ltd.	17,256,782	621
	Dynam Japan Holdings Co. Ltd.	876,365	533
*	Digital Domain Holdings Ltd.	15,823,495	472
*,2	VPower Group International Holdings Ltd.	353,000	12
*,1,3	Superb Summit International Group Ltd.	32,112,957	—
*,3	China Longevity Group Co. Ltd.	1,027,000	—
*,3	Tech Pro Technology Development Ltd.	87,171,600	—
*,3	SMI Holdings Group Ltd.	17,016,452	—
*,3	BRIGHTOIL	25,187,768	—
*,3	Convoy Global Holdings Ltd.	147,589,460	—
*,3	MH Development Ltd.	5,979,097	—
*,3	Agritrade Resources Ltd.	42,522,625	—
			6,401,886
Hungary (0.1%)
	OTP Bank Nyrt.	3,089,222	112,343
	Richter Gedeon Nyrt.	1,863,018	47,013
	MOL Hungarian Oil & Gas plc	5,872,266	46,360
	Magyar Telekom Telecommunications plc	4,294,513	5,106
			210,822
Iceland (0.0%)
	Marel HF	7,675,808	25,564
[2]	Arion Banki HF	19,853,045	22,503
	Islandsbanki HF	15,350,156	13,754
	Hagar hf	13,831,173	7,107
	Kvika banki hf	55,052,206	7,096
	Reitir fasteignafelag hf	9,193,761	5,996
	Eimskipafelag Islands hf	1,472,607	5,971
	Festi hf	3,600,072	5,240
*	Icelandair Group HF	295,815,168	4,604
	Sjova-Almennar Tryggingar hf	12,798,273	3,433
	Siminn HF	42,737,658	3,289
	Vatryggingafelag Islands Hf	21,347,759	3,098
*	Olgerdin Egill Skallagrims HF	12,948,260	1,283
			108,938
India (4.5%)
	Reliance Industries Ltd.	44,962,574	1,395,772
	HDFC Bank Ltd.	39,582,483	794,662
	Infosys Ltd.	46,860,471	775,594
	Tata Consultancy Services Ltd.	13,643,567	568,377
	Hindustan Unilever Ltd.	11,857,344	369,364
	Axis Bank Ltd.	30,444,777	353,448
	Bharti Airtel Ltd. (XNSE)	31,550,174	341,688

		Shares	Market Value ($000)
*	Larsen & Toubro Ltd.	9,221,171	300,875
	Bajaj Finance Ltd.	3,269,440	290,653
	ICICI Bank Ltd.	21,008,800	256,044
	Asian Paints Ltd.	6,023,536	247,435
	ITC Ltd.	39,825,183	225,666
	Mahindra & Mahindra Ltd.	12,542,613	225,197
	Maruti Suzuki India Ltd.	1,768,792	211,376
	Titan Co. Ltd.	5,564,772	203,360
	Sun Pharmaceutical Industries Ltd.	14,527,360	202,072
	HCL Technologies Ltd.	14,426,705	196,087
	Tata Motors Ltd.	24,658,828	193,484
	NTPC Ltd.	63,203,782	168,010
	Tata Steel Ltd.	108,884,676	163,358
	UltraTech Cement Ltd.	1,528,990	154,752
*,3	Jio Financial Services Ltd.	44,912,959	142,986
	Adani Enterprises Ltd.	4,690,298	142,283
	State Bank of India	18,720,643	141,412
	Power Grid Corp. of India Ltd.	41,982,532	135,929
	JSW Steel Ltd.	13,341,338	132,732
	Nestle India Ltd.	480,992	131,903
	Grasim Industries Ltd.	5,126,552	115,446
	Oil & Natural Gas Corp. Ltd.	51,903,470	111,936
	Tech Mahindra Ltd.	8,106,278	110,109
	Hindalco Industries Ltd.	18,824,496	106,121
	Adani Ports & Special Economic Zone Ltd.	11,212,990	106,091
[2]	HDFC Life Insurance Co. Ltd.	13,198,827	103,852
	Bajaj Finserv Ltd.	5,093,861	99,132
	Cipla Ltd.	6,846,852	97,925
	Dr Reddy's Laboratories Ltd.	1,417,423	97,243
	Britannia Industries Ltd.	1,589,793	92,670
*,2	Avenue Supermarts Ltd.	1,998,452	91,309
[2]	SBI Life Insurance Co. Ltd.	5,621,936	87,759
	Shriram Finance Ltd.	3,737,731	86,170
	Tata Consumer Products Ltd.	8,152,174	85,218
	Coal India Ltd.	30,342,901	84,688
	Apollo Hospitals Enterprise Ltd.	1,323,725	83,330
	Divi's Laboratories Ltd.	1,702,330	76,350
	Bharat Electronics Ltd.	47,952,625	76,299
	Eicher Motors Ltd.	1,857,003	76,061
*	Zomato Ltd.	74,235,297	75,996
*	Adani Green Energy Ltd.	5,629,197	74,989
	Cholamandalam Investment & Finance Co. Ltd.	5,376,236	74,077
[2]	LTIMindtree Ltd.	1,220,249	72,714
*	Max Healthcare Institute Ltd.	9,877,016	71,489
	Wipro Ltd.	14,142,798	69,754
	Hero MotoCorp Ltd.	1,756,936	68,499
	Pidilite Industries Ltd.	2,027,455	64,510
	Tata Power Co. Ltd.	22,194,978	63,928
	Indian Oil Corp. Ltd.	54,940,140	62,664
	Bharat Petroleum Corp. Ltd.	13,397,966	61,532
*	Godrej Consumer Products Ltd.	4,870,724	61,404
	Hindustan Aeronautics Ltd.	1,265,395	61,051
	Varun Beverages Ltd.	6,207,056	60,740
	Siemens Ltd.	1,187,184	57,530
	Info Edge India Ltd.	1,017,412	56,860
	Vedanta Ltd.	16,408,105	55,217
*	Yes Bank Ltd.	266,621,509	54,989
	Ambuja Cements Ltd.	9,741,169	54,898

		Shares	Market Value ($000)
	Bajaj Auto Ltd.	912,028	54,746
[2]	ICICI Lombard General Insurance Co. Ltd.	3,218,054	54,233
	Dabur India Ltd.	7,736,124	54,197
*	UPL Ltd.	7,016,085	53,347
	Indian Hotels Co. Ltd. Class A	11,032,043	53,064
	TVS Motor Co. Ltd.	3,158,297	52,939
	Shree Cement Ltd.	180,474	52,936
*,2	InterGlobe Aviation Ltd.	1,659,035	52,345
	DLF Ltd.	8,245,119	52,057
	Havells India Ltd.	3,201,038	51,975
	Trent Ltd.	2,418,731	51,737
	GAIL India Ltd.	35,277,821	51,121
	Tube Investments of India Ltd.	1,337,081	50,133
	SRF Ltd.	1,885,142	49,835
	Power Finance Corp. Ltd.	15,416,502	49,067
*	United Spirits Ltd.	3,872,850	47,864
	PI Industries Ltd.	1,080,494	47,533
	Marico Ltd.	6,911,309	47,153
*	IDFC First Bank Ltd.	43,319,613	45,999
	CG Power & Industrial Solutions Ltd.	9,315,693	45,585
	MRF Ltd.	36,315	45,495
	APL Apollo Tubes Ltd.	2,300,508	44,628
	Colgate-Palmolive India Ltd.	1,778,646	43,705
	Cummins India Ltd.	1,800,537	43,134
*	Adani Power Ltd.	12,945,812	43,064
	Ashok Leyland Ltd.	19,170,355	42,901
*	PB Fintech Ltd.	4,788,253	42,678
*	Adani Transmission Ltd.	4,238,011	42,289
	Jindal Steel & Power Ltd.	5,181,366	42,233
[2]	HDFC Asset Management Co. Ltd.	1,336,233	41,189
	REC Ltd.	16,507,301	40,762
	SBI Cards & Payment Services Ltd.	3,853,939	40,120
	State Bank of India GDR	532,548	40,066
	Tata Elxsi Ltd.	454,296	39,608
	ABB India Ltd.	705,427	39,098
[2]	AU Small Finance Bank Ltd.	4,360,434	38,773
	Lupin Ltd.	3,206,010	38,440
	Bharat Forge Ltd.	3,390,765	38,431
	Persistent Systems Ltd.	663,447	38,335
	Samvardhana Motherson International Ltd.	31,970,812	38,265
	Astral Ltd.	1,590,268	38,133
	Polycab India Ltd.	634,269	37,181
	Supreme Industries Ltd.	856,660	37,005
*	Delhivery Ltd.	7,603,871	36,966
*	Federal Bank Ltd.	22,176,391	36,630
	Mphasis Ltd.	1,298,363	36,281
[2]	ICICI Prudential Life Insurance Co. Ltd.	5,102,587	35,993
	Page Industries Ltd.	76,939	35,387
	Aurobindo Pharma Ltd.	3,528,831	35,311
	Bank of Baroda	13,841,560	34,088
	Balkrishna Industries Ltd.	1,072,798	33,184
	Tata Communications Ltd.	1,515,803	33,118
[2]	Sona Blw Precision Forgings Ltd.	4,746,814	32,934
	Zee Entertainment Enterprises Ltd.	11,108,630	32,816
	Bajaj Holdings & Investment Ltd.	357,208	32,788
	Coforge Ltd.	563,560	32,279
*	Max Financial Services Ltd.	3,251,598	32,234
*	FSN E-Commerce Ventures Ltd.	18,080,619	31,678

		Shares	Market Value ($000)
	Torrent Pharmaceuticals Ltd.	1,296,869	31,619
	Container Corp. of India Ltd.	3,699,523	31,281
	Indian Railway Catering & Tourism Corp. Ltd.	3,990,017	31,112
	Embassy Office Parks REIT	8,138,121	30,878
	Hindustan Petroleum Corp. Ltd.	8,917,802	30,617
	Adani Total Gas Ltd.	3,713,542	30,052
	Kotak Mahindra Bank Ltd.	1,326,797	29,984
*	Godrej Properties Ltd.	1,380,368	29,241
	Crompton Greaves Consumer Electricals Ltd.	8,159,076	29,184
	Voltas Ltd.	3,057,713	29,027
*,2	Bandhan Bank Ltd.	10,571,008	28,739
	Petronet LNG Ltd.	10,065,569	28,618
	Mahindra & Mahindra Financial Services Ltd.	7,874,973	28,535
	KPIT Technologies Ltd.	2,150,815	28,364
	Jubilant Foodworks Ltd.	4,834,978	28,170
[1]	Wipro Ltd. ADR	5,708,585	27,915
	ACC Ltd.	1,135,406	27,885
*,2	Macrotech Developers Ltd.	2,991,486	27,658
	Tata Chemicals Ltd.	2,139,310	27,593
	IIFL Finance Ltd.	3,821,336	27,475
	Fortis Healthcare Ltd.	6,502,518	27,383
	Bosch Ltd.	116,908	26,987
	Berger Paints India Ltd.	3,244,545	26,947
	Indraprastha Gas Ltd.	4,696,590	26,473
	Zydus Lifesciences Ltd.	3,411,475	26,236
	Dalmia Bharat Ltd.	1,097,256	26,091
*	Suzlon Energy Ltd.	111,307,697	25,684
	Apollo Tyres Ltd.	4,868,339	25,645
	Tata Motors Ltd. Class A	5,048,673	25,473
	IDFC Ltd.	17,593,299	25,423
*	Indus Towers Ltd.	11,693,408	24,489
	Deepak Nitrite Ltd.	989,227	24,213
	Navin Fluorine International Ltd.	460,298	23,882
	Torrent Power Ltd.	2,899,895	23,877
	Dixon Technologies India Ltd.	471,023	23,636
*	Star Health & Allied Insurance Co. Ltd.	3,051,056	23,628
	Jindal Stainless Ltd.	4,786,561	23,371
	Muthoot Finance Ltd.	1,416,837	23,282
*	One 97 Communications Ltd.	2,387,956	23,245
[2]	Laurus Labs Ltd.	5,201,201	22,271
	Steel Authority of India Ltd.	19,272,439	22,210
	LIC Housing Finance Ltd.	4,368,360	22,191
	NMDC Ltd.	15,518,596	22,162
	Punjab National Bank	29,268,930	22,047
	AIA Engineering Ltd.	520,866	21,924
	Carborundum Universal Ltd.	1,476,644	21,765
	Sundram Fasteners Ltd.	1,409,084	21,718
	Bharat Heavy Electricals Ltd.	17,074,080	21,637
	Oberoi Realty Ltd.	1,555,803	21,221
	KEI Industries Ltd.	711,600	21,049
	Piramal Enterprises Ltd.	1,671,664	20,582
	Schaeffler India Ltd.	541,109	20,559
	Phoenix Mills Ltd.	973,798	20,501
	Patanjali Foods Ltd.	1,265,040	20,480
*	GMR Airports Infrastructure Ltd.	32,533,322	20,412
	Canara Bank	4,846,746	20,324
	Cyient Ltd.	1,129,701	20,170
	SKF India Ltd.	307,136	20,046

		Shares	Market Value ($000)
	Kajaria Ceramics Ltd.	1,112,546	19,457
	Ipca Laboratories Ltd.	1,829,846	19,446
	Glenmark Pharmaceuticals Ltd.	2,015,227	19,309
	L&T Finance Holdings Ltd.	11,873,697	19,065
	NHPC Ltd.	30,329,462	19,015
	Biocon Ltd.	6,065,785	18,974
	Radico Khaitan Ltd.	1,074,529	18,952
	Elgi Equipments Ltd.	2,884,331	18,803
*	Exide Industries Ltd.	6,179,766	18,778
	Bata India Ltd.	875,744	18,496
	Ramco Cements Ltd.	1,704,412	18,387
	Timken India Ltd.	427,492	18,293
	Atul Ltd.	220,672	18,250
	Coromandel International Ltd.	1,450,848	18,169
	JSW Energy Ltd.	5,117,103	17,984
*	PVR Inox Ltd.	941,927	17,845
	Gujarat Fluorochemicals Ltd.	533,526	17,669
[2]	Syngene International Ltd.	1,795,874	17,401
*	Linde India Ltd.	285,995	17,365
*	Grindwell Norton Ltd.	614,861	17,343
	JK Cement Ltd.	432,965	17,246
	United Breweries Ltd.	920,069	17,235
[2]	L&T Technology Services Ltd.	349,529	17,187
*,2	RBL Bank Ltd.	5,953,520	16,513
	Sonata Software Ltd.	1,283,638	16,510
	Union Bank of India Ltd.	15,191,523	16,454
	Motherson Sumi Wiring India Ltd.	23,009,190	16,403
	UNO Minda Ltd.	2,248,297	16,286
	Alkem Laboratories Ltd.	332,141	16,073
	Thermax Ltd.	502,016	15,878
	Emami Ltd.	2,815,782	15,853
	Gujarat Gas Ltd.	2,678,409	15,730
	Honeywell Automation India Ltd.	29,746	15,563
	Blue Star Ltd.	1,588,830	15,155
	Cholamandalam Financial Holdings Ltd.	1,274,238	15,108
	Solar Industries India Ltd.	325,778	15,071
	Redington Ltd.	6,860,537	15,069
	Aarti Industries Ltd.	2,638,770	15,013
	Oil India Ltd.	4,397,643	14,757
*	Aditya Birla Capital Ltd.	6,057,058	14,436
	Oracle Financial Services Software Ltd.	302,584	14,309
	National Aluminium Co. Ltd.	12,085,187	14,033
	Dr Reddy's Laboratories Ltd. ADR	204,019	14,012
	JB Chemicals & Pharmaceuticals Ltd.	456,540	13,891
	Computer Age Management Services Ltd.	478,024	13,715
	Escorts Kubota Ltd.	440,441	13,614
*	Devyani International Ltd.	5,785,200	13,600
*	Aditya Birla Fashion & Retail Ltd.	5,002,383	13,583
[2]	Dr Lal PathLabs Ltd.	466,856	13,220
	Poonawalla Fincorp Ltd.	2,764,653	13,195
	NCC Ltd.	6,824,547	13,185
	Gujarat State Petronet Ltd.	3,752,265	13,170
	Great Eastern Shipping Co. Ltd.	1,368,716	13,152
*,2	Aster DM Healthcare Ltd.	3,457,031	13,138
	Finolex Cables Ltd.	1,018,705	13,120
	Lakshmi Machine Works Ltd.	75,499	12,962
	360 ONE WAM Ltd.	2,006,567	12,737
	Amara Raja Batteries Ltd.	1,621,129	12,519

		Shares	Market Value ($000)
	3M India Ltd.	35,566	12,512
	Vedant Fashions Ltd.	810,911	12,500
	Manappuram Finance Ltd.	7,302,333	12,364
	Ratnamani Metals & Tubes Ltd.	378,680	12,323
	KEC International Ltd.	1,587,261	12,241
	Natco Pharma Ltd.	1,195,545	12,116
	Hindustan Zinc Ltd.	3,087,428	12,093
	Narayana Hrudayalaya Ltd.	974,376	11,977
	Angel One Ltd.	624,622	11,718
	Castrol India Ltd.	6,515,330	11,474
	Rajesh Exports Ltd.	1,806,936	11,402
	Indian Bank	2,655,551	11,213
	Relaxo Footwears Ltd.	969,592	11,166
	Brigade Enterprises Ltd.	1,547,083	11,140
[2]	Indian Railway Finance Corp. Ltd.	23,929,036	11,119
	Tanla Platforms Ltd.	759,107	11,069
	Can Fin Homes Ltd.	1,208,006	11,043
	Raymond Ltd.	478,289	11,032
*	Kalyan Jewellers India Ltd.	5,172,849	10,993
	Kansai Nerolac Paints Ltd.	2,678,020	10,926
	Birlasoft Ltd.	2,083,550	10,845
*	Vodafone Idea Ltd.	107,346,079	10,843
	UTI Asset Management Co. Ltd.	1,099,793	10,738
	Bank of India	10,331,032	10,737
*	Medplus Health Services Ltd.	917,586	10,709
*	Adani Wilmar Ltd.	2,113,366	10,586
	CRISIL Ltd.	220,824	10,521
[2]	Equitas Small Finance Bank Ltd.	9,095,869	10,495
*	EIH Ltd.	4,040,028	10,429
	Pfizer Ltd.	212,533	10,322
*	Aavas Financiers Ltd.	545,980	10,284
	Mahanagar Gas Ltd.	754,975	10,273
	Prestige Estates Projects Ltd.	1,426,725	10,221
	Sanofi India Ltd.	119,640	10,207
	Central Depository Services India Ltd.	669,338	10,031
	Asahi India Glass Ltd.	1,431,700	9,995
	IRB Infrastructure Developers Ltd.	30,776,250	9,915
	Intellect Design Arena Ltd.	1,206,756	9,914
*	Westlife Foodworld Ltd.	857,667	9,769
	CIE Automotive India Ltd.	1,551,708	9,629
	Finolex Industries Ltd.	3,914,917	9,513
	GlaxoSmithKline Pharmaceuticals Ltd.	559,064	9,493
	Ajanta Pharma Ltd.	459,248	9,484
*	CreditAccess Grameen Ltd.	535,013	9,480
*,2	PNB Housing Finance Ltd.	1,220,491	9,430
	Zensar Technologies Ltd.	1,542,415	9,341
	Bayer CropScience Ltd.	172,170	9,315
	Century Textiles & Industries Ltd.	703,920	9,227
	Hatsun Agro Product Ltd.	731,358	9,203
[2]	Endurance Technologies Ltd.	446,631	9,194
*	Reliance Infrastructure Ltd.	3,975,150	9,142
*,2	Lemon Tree Hotels Ltd.	8,071,267	9,088
	Triveni Turbine Ltd.	1,841,729	8,967
*,2	Tejas Networks Ltd.	893,052	8,908
	Kalpataru Projects International Ltd.	1,143,849	8,835
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,223,079	8,829
*	BSE Ltd.	887,896	8,748
	Sun TV Network Ltd.	1,325,041	8,731

		Shares	Market Value ($000)
[2]	Indian Energy Exchange Ltd.	5,801,535	8,660
	Bajaj Electricals Ltd.	563,414	8,650
	KPR Mill Ltd.	1,104,137	8,600
	Praj Industries Ltd.	1,651,208	8,597
[2]	IndiaMart InterMesh Ltd.	225,362	8,534
	Ceat Ltd.	283,699	8,533
	Aptus Value Housing Finance India Ltd.	2,461,264	8,480
*	Global Health Ltd.	980,519	8,438
*	Piramal Pharma Ltd.	6,647,315	8,432
	Aegis Logistics Ltd.	1,796,856	8,353
	Happiest Minds Technologies Ltd.	737,844	8,310
	Sumitomo Chemical India Ltd.	1,653,988	8,308
[2]	Nippon Life India Asset Management Ltd.	2,154,749	8,290
*	Indiabulls Housing Finance Ltd.	4,630,663	8,104
	Poly Medicure Ltd.	537,690	8,088
	India Cements Ltd.	3,016,978	8,061
	CESC Ltd.	8,456,447	8,059
*,2	Krishna Institute of Medical Sciences Ltd.	345,190	8,032
	Suven Pharmaceuticals Ltd.	1,328,882	8,001
*	Karur Vysya Bank Ltd.	5,278,202	7,967
	HFCL Ltd.	10,221,609	7,942
	EID Parry India Ltd.	1,314,416	7,934
	Chambal Fertilisers & Chemicals Ltd.	2,341,961	7,899
	City Union Bank Ltd.	4,858,850	7,878
	Balrampur Chini Mills Ltd.	1,600,953	7,855
	Vinati Organics Ltd.	349,474	7,783
*	Reliance Power Ltd.	37,536,020	7,522
*	Amber Enterprises India Ltd.	253,552	7,510
*	Affle India Ltd.	563,891	7,376
	Bharat Dynamics Ltd.	491,441	7,345
	Firstsource Solutions Ltd.	4,081,663	7,181
*	Whirlpool of India Ltd.	403,522	7,161
	CCL Products India Ltd.	947,065	7,081
	VIP Industries Ltd.	966,655	7,057
	Engineers India Ltd.	3,621,449	6,991
*	Granules India Ltd.	1,764,275	6,940
	eClerx Services Ltd.	329,462	6,893
	Welspun Corp. Ltd.	1,750,857	6,865
	Procter & Gamble Health Ltd.	104,698	6,843
*	V-Guard Industries Ltd.	1,982,730	6,840
	GHCL Ltd.	1,053,822	6,812
*	Hitachi Energy India Ltd.	141,871	6,806
[2]	ICICI Securities Ltd.	872,561	6,744
	Jindal Saw Ltd.	1,706,647	6,740
	Blue Dart Express Ltd.	81,017	6,632
	DCM Shriram Ltd.	649,899	6,624
	PNC Infratech Ltd.	1,570,724	6,613
	Cera Sanitaryware Ltd.	71,331	6,570
*	Vardhman Textiles Ltd.	1,452,622	6,549
*	Tata Teleservices Maharashtra Ltd.	6,648,539	6,400
	Craftsman Automation Ltd.	112,936	6,397
[2]	Brookfield India Real Estate Trust	1,987,699	6,387
	Multi Commodity Exchange of India Ltd.	315,107	6,375
	Rhi Magnesita India Ltd.	811,202	6,361
	Century Plyboards India Ltd.	792,803	6,357
*	Godrej Industries Ltd.	1,087,149	6,309
	Trident Ltd.	16,017,214	6,279
	Mahindra Lifespace Developers Ltd.	991,904	6,246

		Shares	Market Value ($000)
*	Nuvoco Vistas Corp. Ltd.	1,374,416	6,227
	Gujarat State Fertilizers & Chemicals Ltd.	3,102,470	6,215
	Mastek Ltd.	249,717	6,157
[2]	Mindspace Business Parks REIT	1,625,857	6,119
	JK Lakshmi Cement Ltd.	823,917	6,109
	Alembic Pharmaceuticals Ltd.	641,971	6,046
	Route Mobile Ltd.	328,819	6,006
*	Shree Renuka Sugars Ltd.	10,506,627	5,872
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	878,422	5,819
	Gujarat Pipavav Port Ltd.	3,776,105	5,739
	Motilal Oswal Financial Services Ltd.	561,983	5,738
	KRBL Ltd.	1,209,006	5,729
[2]	Metropolis Healthcare Ltd.	339,928	5,671
	EPL Ltd.	2,044,739	5,662
	Fine Organic Industries Ltd.	101,574	5,577
	IDBI Bank Ltd.	7,797,811	5,501
*	Indiabulls Real Estate Ltd.	6,501,416	5,479
	Welspun India Ltd.	4,083,278	5,447
	Birla Corp. Ltd.	360,856	5,396
	Balaji Amines Ltd.	200,676	5,348
*	Restaurant Brands Asia Ltd.	3,710,342	5,334
	Karnataka Bank Ltd.	2,100,008	5,325
	Rain Industries Ltd.	2,556,584	5,304
	Jubilant Ingrevia Ltd.	1,047,400	5,288
	Alkyl Amines Chemicals	177,066	5,271
	TTK Prestige Ltd.	547,124	5,248
	Bharti Airtel Ltd.	858,665	5,144
	BASF India Ltd.	153,416	5,115
*	Sheela Foam Ltd.	342,540	5,060
	KNR Constructions Ltd.	1,679,358	5,058
	Akzo Nobel India Ltd.	146,512	4,948
	Saregama India Ltd. (XNSE)	1,026,116	4,932
	Clean Science & Technology Ltd.	309,430	4,899
	Graphite India Ltd.	916,986	4,834
*	Chemplast Sanmar Ltd.	892,512	4,827
	NBCC India Ltd.	8,520,410	4,787
*	Jaiprakash Power Ventures Ltd.	63,997,695	4,755
*	Sapphire Foods India Ltd.	281,494	4,705
	Jubilant Pharmova Ltd. Class A	1,020,482	4,688
	GMM Pfaudler Ltd.	257,999	4,630
[2]	Quess Corp. Ltd.	885,344	4,621
*	Strides Pharma Science Ltd.	796,166	4,572
	Zydus Wellnes Ltd.	255,599	4,569
	Sobha Ltd.	604,786	4,564
	PTC India Ltd.	3,175,855	4,556
	Orient Electric Ltd.	1,616,293	4,541
[2]	New India Assurance Co. Ltd.	2,952,115	4,468
	JM Financial Ltd.	4,691,469	4,446
	Edelweiss Financial Services Ltd.	7,608,270	4,419
	HEG Ltd.	200,557	4,401
	Sterlite Technologies Ltd.	2,405,276	4,399
	Bombay Burmah Trading Co.	318,073	4,377
	Gateway Distriparks Ltd.	4,584,188	4,364
	Galaxy Surfactants Ltd.	131,727	4,355
*,3	NIIT Learning Systems Ltd.	1,142,342	4,351
[2]	Godrej Agrovet Ltd.	729,581	4,313
	Brightcom Group Ltd.	13,951,320	4,260
	JK Paper Ltd.	1,039,909	4,183

		Shares	Market Value ($000)
*	Borosil Renewables Ltd.	664,402	4,064
	AstraZeneca Pharma India Ltd.	85,138	4,001
	NOCIL Ltd.	1,444,836	3,884
*	Campus Activewear Ltd.	1,049,522	3,858
	Garware Technical Fibres Ltd.	99,700	3,847
	Vaibhav Global Ltd.	900,779	3,787
	V-Mart Retail Ltd.	131,966	3,659
*	Infibeam Avenues Ltd.	19,597,058	3,637
	Rallis India Ltd.	1,362,204	3,627
[2]	IRB InvIT Fund	4,030,477	3,506
	Avanti Feeds Ltd.	691,349	3,430
*	TeamLease Services Ltd.	119,481	3,427
	Care Ratings Ltd.	384,325	3,423
*	Bajaj Consumer Care Ltd.	1,292,011	3,403
*	South Indian Bank Ltd.	14,241,145	3,392
	Allcargo Logistics Ltd.	884,818	3,363
*	Alok Industries Ltd.	18,841,381	3,346
*,2	General Insurance Corp. of India	1,325,617	3,314
	DCB Bank Ltd.	2,099,942	3,131
	Polyplex Corp. Ltd.	207,690	3,094
*	TV18 Broadcast Ltd.	6,026,659	2,969
*	Sun Pharma Advanced Research Co. Ltd.	1,009,226	2,951
*,3	Nuvama Wealth Management Ltd.	84,536	2,914
*	Hindustan Construction Co. Ltd.	11,537,972	2,725
*	Mangalore Refinery & Petrochemicals Ltd.	2,571,733	2,599
	Kaveri Seed Co. Ltd.	314,312	2,228
*	Just Dial Ltd.	233,466	2,190
	Symphony Ltd.	204,656	2,163
[2]	Dilip Buildcon Ltd.	645,752	2,094
*	Dhani Services Ltd.	4,561,963	2,090
*	IFCI Ltd.	11,662,080	1,881
*	Wockhardt Ltd.	555,370	1,613
	ZF Commercial Vehicle Control Systems India Ltd.	10,029	1,581
	Vakrangee Ltd. (XNSE)	7,877,089	1,511
*	NIIT Ltd.	1,142,342	1,152
*,3	TransIndia Realty & Logistics Parks Ltd.	791,390	824
*,3	Saregama India Ltd.	205,223	336
*,3	VL E-Governance & IT Solutions Ltd.	787,708	215
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
*,3	Allcargo Logistics Ltd. (Registered)	791,390	—
			17,766,435
Indonesia (0.6%)
	Bank Central Asia Tbk. PT	740,773,797	448,636
	Bank Rakyat Indonesia Persero Tbk. PT	937,908,047	351,157
	Bank Mandiri Persero Tbk. PT	592,400,650	225,198
	Telkom Indonesia Persero Tbk. PT	620,461,458	152,867
	Astra International Tbk. PT	270,369,607	122,868
*	GoTo Gojek Tokopedia Tbk. PT Class A	9,813,862,400	73,670
	Bank Negara Indonesia Persero Tbk. PT	99,484,656	58,567
*	Merdeka Copper Gold Tbk. PT	247,755,400	57,730
	Sumber Alfaria Trijaya Tbk. PT	255,563,123	45,761
	United Tractors Tbk. PT	20,046,739	36,623
*	Charoen Pokphand Indonesia Tbk. PT	97,344,014	33,393
	Kalbe Farma Tbk. PT	248,452,517	31,556
	Indofood Sukses Makmur Tbk. PT	58,914,772	28,622
	Adaro Energy Indonesia Tbk. PT	169,607,445	27,132
	Indofood CBP Sukses Makmur Tbk. PT	30,451,335	22,628
	Indah Kiat Pulp & Paper Tbk. PT	34,993,545	21,243

		Shares	Market Value ($000)
	Semen Indonesia Persero Tbk. PT	44,192,230	20,449
	Unilever Indonesia Tbk. PT	76,311,660	19,480
	Barito Pacific Tbk. PT	331,110,140	17,014
	Sarana Menara Nusantara Tbk. PT	252,372,899	16,985
	Elang Mahkota Teknologi Tbk. PT	375,446,363	16,198
	Indosat Tbk. PT	26,483,801	16,155
	Indocement Tunggal Prakarsa Tbk. PT	21,423,129	14,813
	Aneka Tambang Tbk.	110,998,697	14,631
	Mitra Keluarga Karyasehat Tbk. PT	74,537,392	14,395
	Medikaloka Hermina Tbk. PT	134,452,402	13,323
	Mitra Adiperkasa Tbk. PT	96,791,373	12,713
	Perusahaan Gas Negara Tbk. PT	138,760,691	12,563
	Vale Indonesia Tbk. PT	26,968,173	12,307
	Dayamitra Telekomunikasi PT	278,605,343	12,104
	Gudang Garam Tbk. PT	6,195,836	11,469
	Ciputra Development Tbk. PT	141,911,584	10,495
	AKR Corporindo Tbk. PT	108,914,207	10,010
	Bukit Asam Tbk. PT	53,041,516	9,753
	Avia Avian Tbk. PT	235,551,469	9,689
	Indo Tambangraya Megah Tbk. PT	5,291,038	9,549
	Medco Energi Internasional Tbk. PT	127,082,534	9,545
	Pakuwon Jati Tbk. PT	294,996,724	9,399
	BFI Finance Indonesia Tbk. PT	105,495,472	9,237
*	Bumi Serpong Damai Tbk. PT	111,462,580	8,762
	XL Axiata Tbk. PT	58,130,558	8,752
	Japfa Comfeed Indonesia Tbk. PT	92,160,151	8,160
	Tower Bersama Infrastructure Tbk. PT	59,755,760	7,648
	Pabrik Kertas Tjiwi Kimia Tbk. PT	16,758,345	7,503
	Mayora Indah Tbk. PT	44,696,098	7,170
	Summarecon Agung Tbk. PT	158,884,163	6,958
	Hanjaya Mandala Sampoerna Tbk. PT	113,224,424	6,841
	Jasa Marga Persero Tbk. PT	26,483,459	6,795
*	Bank Bukopin Tbk. PT	945,600,126	6,521
	Bank Tabungan Negara Persero Tbk. PT	63,791,084	5,565
*	MNC Digital Entertainment Tbk. PT	20,843,022	5,224
	Matahari Department Store Tbk. PT	26,038,081	5,217
*	Smartfren Telecom Tbk. PT	1,306,203,980	4,938
	Bank Syariah Indonesia Tbk. PT	42,150,423	4,627
	Bank BTPN Syariah Tbk. PT	31,155,157	4,406
	Surya Esa Perkasa Tbk. PT	112,413,055	4,400
	Ace Hardware Indonesia Tbk. PT	89,916,521	4,295
*	Panin Financial Tbk. PT	210,780,209	4,280
*	Bank Pan Indonesia Tbk. PT	50,280,427	4,268
*	Lippo Karawaci Tbk. PT	553,483,748	3,635
*	Bank Neo Commerce Tbk. PT	118,743,952	3,577
*,3	Waskita Karya Persero Tbk. PT	248,206,980	3,325
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	72,604,500	3,082
	Media Nusantara Citra Tbk. PT	68,243,598	2,851
	Astra Agro Lestari Tbk. PT	5,228,592	2,627
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	2,593
	Surya Citra Media Tbk. PT	247,868,397	2,564
*	Global Mediacom Tbk. PT	103,724,233	2,353
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	27,789,583	2,193
	Timah Tbk. PT	34,954,301	2,180
*	Alam Sutera Realty Tbk. PT	163,580,519	1,985
	Bank Danamon Indonesia Tbk. PT	9,524,650	1,933
*	Adhi Karya Persero Tbk. PT	57,922,032	1,828
*	Bank Raya Indonesia Tbk. PT	56,436,433	1,444

		Shares	Market Value ($000)
*	PP Persero Tbk. PT	30,610,782	1,228
	Ramayana Lestari Sentosa Tbk. PT	29,933,684	1,141
*	Wijaya Karya Persero Tbk. PT	35,135,576	1,021
*	Bumi Resources Tbk. PT	94,929,600	805
*	Krakatau Steel Persero Tbk. PT	46,720,860	676
*	Bumi Resources Minerals Tbk. PT	58,063,000	659
*	Bukalapak.com PT Tbk.	31,887,800	457
*,3	Trada Alam Minera Tbk. PT	537,807,334	—
			2,206,414
Ireland (0.2%)
	Kerry Group plc Class A	2,059,934	204,656
	Kingspan Group plc	2,018,936	162,047
	Bank of Ireland Group plc	14,321,560	151,104
	AIB Group plc	16,870,375	79,352
	Glanbia plc	2,397,507	37,195
*	Dalata Hotel Group plc	2,923,695	13,678
	Kingspan Group plc (XLON)	3,955	315
	Glanbia plc (XLON)	8,754	134
*,3	Irish Bank Resolution Corp. Ltd.	698,992	—
			648,481
Israel (0.4%)
*	Nice Ltd.	852,843	185,639
	Bank Leumi Le-Israel BM	20,538,946	163,955
	Bank Hapoalim BM	17,875,053	158,781
*	Teva Pharmaceutical Industries Ltd.	14,898,404	124,714
	Israel Discount Bank Ltd. Class A	16,710,572	88,512
	Elbit Systems Ltd.	326,597	69,446
	Mizrahi Tefahot Bank Ltd.	1,837,162	66,331
	ICL Group Ltd.	9,637,163	64,169
*	Tower Semiconductor Ltd.	1,471,986	54,592
*	Nova Ltd.	385,827	47,960
	Bezeq The Israeli Telecommunication Corp. Ltd.	27,222,254	36,016
*	Enlight Renewable Energy Ltd.	1,562,653	30,095
	First International Bank of Israel Ltd.	693,354	29,310
	Azrieli Group Ltd.	487,885	27,763
	Mivne Real Estate KD Ltd.	8,667,933	22,852
	Phoenix Holdings Ltd.	2,213,203	22,709
	Melisron Ltd.	332,962	22,003
*	Perion Network Ltd.	555,028	20,067
*	Shufersal Ltd.	3,526,894	18,703
*	Big Shopping Centers Ltd.	182,625	17,176
	Alony Hetz Properties & Investments Ltd.	2,035,969	17,105
*	Camtek Ltd.	360,471	16,661
	Amot Investments Ltd.	2,899,808	15,542
	Israel Corp. Ltd.	49,670	15,487
	Delek Group Ltd.	102,594	14,492
*	Airport City Ltd.	931,336	14,043
*	Paz Oil Co. Ltd.	126,612	13,766
	Energix-Renewable Energies Ltd.	3,564,269	13,044
	Shapir Engineering & Industry Ltd.	1,820,439	12,977
*	Strauss Group Ltd.	545,644	12,850
*	Clal Insurance Enterprises Holdings Ltd.	841,848	12,823
	Harel Insurance Investments & Financial Services Ltd.	1,524,521	12,024
	Reit 1 Ltd.	2,563,094	11,155
	Sapiens International Corp. NV	412,451	10,929
	Isracard Ltd.	2,539,841	10,533
	Electra Ltd.	23,465	10,331

		Shares	Market Value ($000)
	FIBI Holdings Ltd.	230,079	10,251
*	Fattal Holdings 1998 Ltd.	85,875	9,062
*	Shikun & Binui Ltd.	3,206,767	8,781
	Hilan Ltd.	177,020	8,669
*	OPC Energy Ltd.	1,168,381	8,321
	Matrix IT Ltd.	416,178	8,319
	Maytronics Ltd.	583,187	7,943
	Ashtrom Group Ltd.	520,796	7,844
	Fox Wizel Ltd.	91,471	7,632
	One Software Technologies Ltd.	561,366	7,454
	Kenon Holdings Ltd.	275,665	7,248
	Formula Systems 1985 Ltd.	98,627	7,157
	Summit Real Estate Holdings Ltd.	513,158	7,111
	Menora Mivtachim Holdings Ltd.	323,741	6,910
*	Equital Ltd.	223,065	6,727
	Oil Refineries Ltd.	20,049,872	6,409
	Sella Capital Real Estate Ltd.	3,063,535	6,378
	Mega Or Holdings Ltd.	283,726	6,258
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	102,629	6,199
*	Partner Communications Co. Ltd.	1,365,087	5,824
	Migdal Insurance & Financial Holdings Ltd.	4,117,660	5,092
	Danel Adir Yeoshua Ltd.	62,196	4,909
	Delek Automotive Systems Ltd.	676,019	4,896
	Delta Galil Ltd.	119,477	4,714
	Israel Canada T.R Ltd.	1,865,922	4,620
	Elco Ltd.	122,961	4,472
*	Cellcom Israel Ltd.	1,210,500	4,295
	G City Ltd.	985,770	3,418
	Gav-Yam Lands Corp. Ltd.	471,188	3,383
*	AFI Properties Ltd.	82,901	3,362
	AudioCodes Ltd.	316,106	3,229
*	Gilat Satellite Networks Ltd.	350,581	2,205
*	Kamada Ltd.	435,067	2,177
	Naphtha Israel Petroleum Corp. Ltd.	401,112	1,984
	IDI Insurance Co. Ltd.	94,217	1,948
*	Allot Ltd.	443,724	1,104
			1,690,860
Italy (1.7%)
	Enel SpA	103,735,463	715,277
	UniCredit SpA	24,745,041	626,551
	Intesa Sanpaolo SpA	206,417,874	596,892
	Stellantis NV	26,562,379	545,004
	Ferrari NV	1,580,659	506,738
	Eni SpA	29,370,650	448,398
	Assicurazioni Generali SpA	17,933,294	381,988
	Moncler SpA	2,729,077	196,967
[1]	CNH Industrial NV	12,985,948	187,556
	Terna - Rete Elettrica Nazionale	18,803,622	158,872
	Snam SpA	29,714,757	156,203
	Prysmian SpA	3,514,474	140,140
	FinecoBank Banca Fineco SpA	8,149,768	126,543
	Mediobanca Banca di Credito Finanziario SpA	8,452,103	112,638
	Tenaris SA	6,047,591	100,496
	Banco BPM SpA	18,331,533	91,732
	Davide Campari-Milano NV	6,646,097	89,383
	Leonardo SpA	5,335,796	72,243
[1,2]	Poste Italiane SpA	6,046,603	69,073
	Recordati Industria Chimica e Farmaceutica SpA	1,306,923	67,490

		Shares	Market Value ($000)
*,2	Nexi SpA	7,441,451	64,443
[2]	Infrastrutture Wireless Italiane SpA	4,734,788	59,378
	Amplifon SpA	1,718,268	58,133
	Interpump Group SpA	1,065,098	57,951
	BPER Banca	14,046,570	48,605
*,1	Telecom Italia SpA (Registered)	141,171,717	40,696
	A2A SpA	20,252,434	38,641
	Brunello Cucinelli SpA	455,269	38,493
	Italgas SpA	6,516,443	38,394
[2]	Pirelli & C SpA	6,527,032	34,796
	Azimut Holding SpA	1,403,033	33,129
	DiaSorin SpA	294,275	33,015
	Reply SpA	300,678	32,575
[1]	Hera SpA	10,488,956	32,569
	Buzzi SpA	1,144,525	32,525
	Unipol Gruppo SpA	5,803,982	32,315
	Banca Mediolanum SpA	3,170,292	30,805
[2]	BFF Bank SpA	2,448,615	27,638
	Brembo SpA	1,943,949	27,516
	Banca Generali SpA	731,582	27,405
*	Iveco Group NV	2,652,339	25,156
	Banca Popolare di Sondrio SPA	5,206,341	25,150
	De' Longhi SpA	914,686	23,210
*	Telecom Italia SpA (Bearer)	82,749,606	23,202
*	Saipem SpA	14,079,607	22,545
	ERG SpA	740,396	21,283
	Iren SpA	8,678,446	17,587
[2]	Carel Industries SpA	569,051	16,287
[2]	Technogym SpA	1,753,025	16,172
*	Banca Monte dei Paschi di Siena SpA	5,489,225	15,852
[1]	UnipolSai Assicurazioni SpA	5,859,950	15,059
	Salvatore Ferragamo SpA	923,622	15,042
[2]	Enav SpA	3,154,910	13,566
	SOL SpA	455,844	12,871
	Tamburi Investment Partners SpA	1,317,846	12,787
[2]	Anima Holding SpA	2,975,500	11,465
[1]	Saras SpA	7,872,490	11,258
	Sesa SpA	91,840	10,760
	Maire Tecnimont SpA	2,201,180	9,044
	Banca IFIS SpA	501,441	8,856
	Piaggio & C SpA	2,221,170	8,734
[1]	Webuild SpA	4,281,673	8,382
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	338,495	8,374
	El.En. SpA	673,214	7,998
	MARR SpA	506,918	7,879
	Credito Emiliano SpA	914,496	7,818
	Gruppo MutuiOnline SpA	204,159	7,310
	ACEA SpA	573,370	7,025
	Salcef Group SpA	269,407	6,968
	MFE-MediaForEurope NV Class A	13,068,183	6,914
	Zignago Vetro SpA	379,301	6,796
	Sanlorenzo SpA	174,889	6,793
[2]	RAI Way SpA	1,125,703	6,412
*,2	GVS SpA	902,634	5,719
	Danieli & C Officine Meccaniche SpA	295,156	5,673
*	Tod's SpA	113,426	5,151
	Cementir Holding NV	533,489	5,035
	Italmobiliare SpA	176,452	4,850

		Shares	Market Value ($000)
	Tinexta SpA	245,862	4,592
*,1	Juventus Football Club SpA	12,062,531	4,533
[2]	doValue SpA	865,446	4,323
*,1	Fincantieri SpA	7,121,131	4,087
	Tenaris SA ADR	100,459	3,364
	Arnoldo Mondadori Editore SpA	1,396,755	3,291
	Immobiliare Grande Distribuzione SIIQ SpA	974,852	2,693
	Alerion Cleanpower SpA	76,442	2,388
[1]	MFE-MediaForEurope NV Class B	3,091,684	2,385
	Datalogic SpA	308,653	2,296
	Biesse SpA	168,856	2,276
	Rizzoli Corriere Della Sera Mediagroup SpA	1,156,245	915
*,1	Webuild SpA Warrants Exp. 8/2/30	374,482	268
*,3	Gemina SpA	315,232	—
			6,667,600
Japan (15.4%)
	Toyota Motor Corp.	159,751,013	2,686,016
	Sony Group Corp.	16,496,151	1,545,133
	Mitsubishi UFJ Financial Group Inc.	155,173,416	1,249,496
	Keyence Corp.	2,604,688	1,168,833
	Tokyo Electron Ltd.	5,944,177	892,144
	Shin-Etsu Chemical Co. Ltd.	25,766,245	848,865
	Sumitomo Mitsui Financial Group Inc.	17,018,893	797,364
	Mitsubishi Corp.	15,476,478	791,877
	Hitachi Ltd.	11,996,248	785,329
	Daiichi Sankyo Co. Ltd.	25,137,021	774,211
	Mitsui & Co. Ltd.	19,822,051	773,657
	Daikin Industries Ltd.	3,546,445	717,087
	ITOCHU Corp.	17,719,488	716,670
	Honda Motor Co. Ltd.	21,958,007	700,052
	SoftBank Group Corp.	12,947,165	658,524
	Nintendo Co. Ltd.	13,917,194	629,541
	KDDI Corp.	21,290,933	626,628
	Takeda Pharmaceutical Co. Ltd.	20,323,263	621,381
	Recruit Holdings Co. Ltd.	17,832,659	617,646
	Mizuho Financial Group Inc.	33,905,922	575,226
	Tokio Marine Holdings Inc.	24,785,389	569,940
	Hoya Corp.	4,573,635	532,643
	Fast Retailing Co. Ltd.	2,059,108	515,833
	Oriental Land Co. Ltd.	12,533,995	480,723
	Murata Manufacturing Co. Ltd.	7,489,615	444,896
	Nippon Telegraph & Telephone Corp.	380,417,975	436,232
	Seven & i Holdings Co. Ltd.	10,288,981	426,839
	Nidec Corp.	6,912,218	412,832
	Denso Corp.	5,875,691	409,110
	SoftBank Corp.	36,688,404	407,407
	FANUC Corp.	12,754,500	390,191
	SMC Corp.	743,631	388,594
	Mitsubishi Electric Corp.	25,967,195	374,736
	Marubeni Corp.	20,408,594	361,334
	Astellas Pharma Inc.	24,081,661	352,130
	Panasonic Holdings Corp.	28,496,927	351,749
	Japan Tobacco Inc.	15,782,633	350,210
	Komatsu Ltd.	12,243,674	343,000
	Advantest Corp.	2,461,476	340,446
	Canon Inc.	12,917,587	333,860
	Sumitomo Corp.	14,802,052	317,547
	Bridgestone Corp.	7,487,635	310,702

		Shares	Market Value ($000)
*	Renesas Electronics Corp.	15,981,906	308,352
	Central Japan Railway Co.	2,418,004	308,134
	Fujitsu Ltd.	2,375,183	307,562
	ORIX Corp.	15,707,969	302,167
	Terumo Corp.	8,673,967	284,065
	FUJIFILM Holdings Corp.	4,737,062	275,061
	East Japan Railway Co.	4,821,995	272,993
	Olympus Corp.	16,500,001	269,229
	Chugai Pharmaceutical Co. Ltd.	8,702,950	259,011
	Dai-ichi Life Holdings Inc.	12,569,902	256,825
	Asahi Group Holdings Ltd.	6,487,654	255,025
	Nippon Steel Corp.	10,904,050	249,227
	Mitsui Fudosan Co. Ltd.	11,958,268	245,682
	Ajinomoto Co. Inc.	6,303,787	245,626
	Suzuki Motor Corp.	6,043,931	242,758
	Otsuka Holdings Co. Ltd.	6,419,705	236,035
	Daiwa House Industry Co. Ltd.	8,615,985	234,173
	Kao Corp.	6,063,283	230,354
	Shiseido Co. Ltd.	5,191,140	227,601
	MS&AD Insurance Group Holdings Inc.	6,021,010	223,941
	Eisai Co. Ltd.	3,539,123	223,296
	Kyocera Corp.	4,073,526	219,205
	Kubota Corp.	14,332,153	216,501
	Disco Corp.	1,115,786	209,741
	Aeon Co. Ltd.	9,499,191	205,740
	Japan Post Holdings Co. Ltd.	27,775,589	202,834
	Unicharm Corp.	5,167,201	191,180
	Sumitomo Mitsui Trust Holdings Inc.	4,730,538	184,026
	TDK Corp.	4,799,632	183,866
	Sompo Holdings Inc.	4,130,909	182,631
	Toshiba Corp.	5,639,938	182,092
	Mitsubishi Estate Co. Ltd.	14,821,333	181,646
	Mitsubishi Heavy Industries Ltd.	3,818,719	181,176
	Bandai Namco Holdings Inc.	7,817,994	176,879
	Toyota Tsusho Corp.	2,986,133	174,704
	NEC Corp.	3,447,856	174,446
	Sysmex Corp.	2,538,470	171,893
	Secom Co. Ltd.	2,539,771	170,431
	Nomura Holdings Inc.	39,903,121	165,078
	Nomura Research Institute Ltd.	5,712,850	162,330
	Inpex Corp.	12,510,494	161,538
	Japan Post Bank Co. Ltd.	19,307,724	160,631
[1]	Nippon Yusen KK	6,458,981	157,122
	Toyota Industries Corp.	2,142,023	154,798
	Resona Holdings Inc.	28,383,912	154,524
	Subaru Corp.	8,138,853	154,260
	Shimano Inc.	1,017,894	153,424
	Lasertec Corp.	1,013,217	153,383
[1]	Sekisui House Ltd.	7,412,812	151,234
	Shionogi & Co. Ltd.	3,576,288	149,875
	Yaskawa Electric Corp.	3,441,874	149,619
	Kirin Holdings Co. Ltd.	9,997,842	147,673
	Obic Co. Ltd.	887,827	145,284
	Sumitomo Realty & Development Co. Ltd.	5,270,719	141,252
	Kikkoman Corp.	2,434,977	140,330
	Nitto Denko Corp.	1,947,071	138,458
	ENEOS Holdings Inc.	37,505,296	136,074
	Omron Corp.	2,440,461	130,995

		Shares	Market Value ($000)
	M3 Inc.	5,638,383	130,381
	Sumitomo Electric Industries Ltd.	10,052,526	128,893
	Kansai Electric Power Co. Inc.	9,688,715	127,283
	West Japan Railway Co.	3,076,214	126,384
	Tokyo Gas Co. Ltd.	5,549,854	125,849
	Nippon Paint Holdings Co. Ltd.	13,555,007	124,195
	Japan Exchange Group Inc.	7,042,371	122,701
	Nitori Holdings Co. Ltd.	999,093	122,342
	Yamaha Motor Co. Ltd.	4,059,802	119,070
	Chubu Electric Power Co. Inc.	9,345,240	117,075
	NTT Data Group Corp.	8,400,501	116,861
[1]	Mitsui OSK Lines Ltd.	4,455,880	115,193
	Nissan Motor Co. Ltd.	25,851,750	113,881
	Toray Industries Inc.	20,295,161	113,641
	Asahi Kasei Corp.	16,500,636	112,448
	JFE Holdings Inc.	6,898,933	111,597
	Sumitomo Metal Mining Co. Ltd.	3,171,796	109,539
	Shimadzu Corp.	3,595,128	109,187
	T&D Holdings Inc.	6,652,691	108,165
	Capcom Co. Ltd.	2,365,412	106,365
	Pan Pacific International Holdings Corp.	5,344,730	105,674
	Tokyu Corp.	8,159,210	103,521
	Daiwa Securities Group Inc.	19,089,058	103,480
	Rohm Co. Ltd.	1,095,378	102,646
	Ono Pharmaceutical Co. Ltd.	5,595,370	102,537
	Mitsubishi Chemical Group Corp.	17,034,791	101,899
	MINEBEA MITSUMI Inc.	5,473,280	101,380
	Nexon Co. Ltd.	5,256,260	100,286
	Z Holdings Corp.	34,906,687	97,320
	Dai Nippon Printing Co. Ltd.	3,412,063	96,991
	Hankyu Hanshin Holdings Inc.	2,904,518	96,496
	Yakult Honsha Co. Ltd.	1,731,608	96,080
	MatsukiyoCocokara & Co.	1,615,019	94,514
	Daito Trust Construction Co. Ltd.	860,617	92,575
	Dentsu Group Inc.	2,763,055	92,456
	Makita Corp.	3,268,035	91,770
	Kajima Corp.	5,763,104	91,071
	Isuzu Motors Ltd.	6,866,466	89,201
	AGC Inc.	2,441,776	88,230
	Taisei Corp.	2,323,500	88,052
[1]	Kawasaki Kisen Kaisha Ltd.	2,913,209	87,847
	Ibiden Co. Ltd.	1,437,162	87,350
[1]	Nippon Building Fund Inc.	20,423	85,609
	Toppan Inc.	3,574,148	84,130
[1]	Daifuku Co. Ltd.	3,889,714	83,190
	Obayashi Corp.	8,991,095	83,130
*	Tokyo Electric Power Co. Holdings Inc.	20,849,443	82,794
	Osaka Gas Co. Ltd.	5,259,391	82,756
	Hamamatsu Photonics KK	1,712,616	82,516
	SG Holdings Co. Ltd.	5,627,896	82,131
	Yamato Holdings Co. Ltd.	4,367,096	81,787
	Kintetsu Group Holdings Co. Ltd.	2,402,125	80,583
	MEIJI Holdings Co. Ltd.	3,462,542	79,998
	Yamaha Corp.	2,035,929	78,889
	Nissan Chemical Corp.	1,743,138	78,329
	TIS Inc.	3,056,766	77,531
	Keisei Electric Railway Co. Ltd.	1,847,617	76,686
	Fuji Electric Co. Ltd.	1,678,337	75,877

		Shares	Market Value ($000)
	Nissin Foods Holdings Co. Ltd.	898,047	75,719
	Mazda Motor Corp.	7,628,958	75,683
	Aisin Corp.	2,318,112	75,327
	Sojitz Corp.	3,088,876	73,337
	Trend Micro Inc.	1,542,112	72,858
	Asics Corp.	2,281,826	71,981
	Japan Real Estate Investment Corp.	17,884	71,931
	Tobu Railway Co. Ltd.	2,705,879	71,603
	Nomura Real Estate Master Fund Inc.	60,108	71,513
	Konami Group Corp.	1,268,580	71,163
	MISUMI Group Inc.	3,732,977	68,292
	SBI Holdings Inc.	3,228,900	68,186
	Zensho Holdings Co. Ltd.	1,278,169	68,109
	Ricoh Co. Ltd.	7,626,167	67,840
	Sekisui Chemical Co. Ltd.	4,430,819	67,302
	JSR Corp.	2,331,792	66,891
	Concordia Financial Group Ltd.	14,476,519	66,216
	Mitsui Chemicals Inc.	2,296,651	66,038
	Nippon Prologis REIT Inc.	31,884	65,200
	Idemitsu Kosan Co. Ltd.	3,083,818	65,121
	SUMCO Corp.	4,441,826	64,726
	Kyowa Kirin Co. Ltd.	3,327,746	63,546
	Japan Metropolitan Fund Investment Corp.	92,142	63,200
	Sumitomo Chemical Co. Ltd.	20,175,268	62,224
	Yokogawa Electric Corp.	3,224,978	60,562
	Suntory Beverage & Food Ltd.	1,692,131	60,235
	Odakyu Electric Railway Co. Ltd.	4,114,767	60,118
	TOTO Ltd.	1,936,896	59,544
	GLP J-REIT	59,946	59,057
	Kurita Water Industries Ltd.	1,467,108	59,000
	Hoshizaki Corp.	1,522,035	58,371
	BayCurrent Consulting Inc.	1,795,360	57,981
	Toho Co. Ltd.	1,483,380	57,827
	Seiko Epson Corp.	3,504,245	57,546
	Ebara Corp.	1,216,800	57,504
	SCREEN Holdings Co. Ltd.	525,163	56,744
	Koito Manufacturing Co. Ltd.	3,082,616	56,681
	Otsuka Corp.	1,356,744	56,499
	Bank of Kyoto Ltd.	956,233	56,437
	Daiwa House REIT Investment Corp.	28,543	56,196
	Chiba Bank Ltd.	7,958,039	55,956
	Mitsubishi HC Capital Inc.	8,425,106	55,735
	Rohto Pharmaceutical Co. Ltd.	2,593,644	55,282
	Rakuten Group Inc.	14,089,459	55,185
	Niterra Co. Ltd.	2,598,389	54,943
	Nikon Corp.	4,149,152	54,843
	Shizuoka Financial Group Inc.	6,531,680	54,553
	Nippon Express Holdings Inc.	917,731	53,808
	Asahi Intecc Co. Ltd.	2,610,608	53,573
	Hirose Electric Co. Ltd.	422,958	53,571
	Azbil Corp.	1,686,459	53,217
	Socionext Inc.	449,469	53,184
	Fukuoka Financial Group Inc.	2,131,122	51,351
	Keio Corp.	1,533,506	50,975
*	ANA Holdings Inc.	2,109,993	50,585
	Isetan Mitsukoshi Holdings Ltd.	4,642,237	50,363
	Kobe Bussan Co. Ltd.	1,875,462	49,954
	Toyo Suisan Kaisha Ltd.	1,204,298	49,812

		Shares	Market Value ($000)
	Kawasaki Heavy Industries Ltd.	1,951,766	49,776
	Shimizu Corp.	7,177,846	49,452
	Taiyo Yuden Co. Ltd.	1,641,745	48,956
	Tosoh Corp.	3,745,394	48,955
	USS Co. Ltd.	2,793,879	48,446
	Brother Industries Ltd.	3,094,176	48,232
	Tokyu Fudosan Holdings Corp.	8,067,690	47,962
	Kobe Steel Ltd.	4,366,430	47,757
	Square Enix Holdings Co. Ltd.	1,030,723	47,742
	Hulic Co. Ltd.	5,535,832	47,133
	Oji Holdings Corp.	11,853,155	46,800
	Persol Holdings Co. Ltd.	2,357,680	46,636
	Nippon Sanso Holdings Corp.	1,920,391	46,438
	Sega Sammy Holdings Inc.	2,120,410	46,362
	Kyushu Railway Co.	2,113,990	46,355
	Kuraray Co. Ltd.	4,515,485	45,437
	McDonald's Holdings Co. Japan Ltd.	1,149,200	45,239
	Orix JREIT Inc.	35,259	44,857
	Haseko Corp.	3,439,494	44,778
	Lixil Corp.	3,498,726	44,713
	Sumitomo Forestry Co. Ltd.	1,824,420	44,023
	Kobayashi Pharmaceutical Co. Ltd.	796,501	43,785
	Marui Group Co. Ltd.	2,428,196	43,499
	Hikari Tsushin Inc.	289,620	42,976
	Nisshin Seifun Group Inc.	3,447,292	42,750
	United Urban Investment Corp.	39,597	42,740
	Japan Airlines Co. Ltd.	1,968,589	42,621
	Nagoya Railroad Co. Ltd.	2,641,033	42,527
*	Kyushu Electric Power Co. Inc.	6,241,470	42,380
	Hitachi Construction Machinery Co. Ltd.	1,411,780	42,365
[1]	Advance Residence Investment Corp.	17,311	42,180
*	Tohoku Electric Power Co. Inc.	6,304,252	41,931
	IHI Corp.	1,700,760	41,817
	GMO Payment Gateway Inc.	545,161	41,590
	NGK Insulators Ltd.	3,378,852	41,439
	Kansai Paint Co. Ltd.	2,514,492	41,216
	Japan Post Insurance Co. Ltd.	2,544,765	41,124
	Ryohin Keikaku Co. Ltd.	3,150,233	40,906
	Amada Co. Ltd.	4,141,290	40,757
	Santen Pharmaceutical Co. Ltd.	4,646,267	40,601
	JGC Holdings Corp.	2,892,327	40,552
[1]	Yokohama Rubber Co. Ltd.	1,754,427	39,340
	Resonac Holdings Corp.	2,378,403	38,962
	NSK Ltd.	5,956,363	38,553
	Goldwin Inc.	468,898	38,503
	NH Foods Ltd.	1,332,415	38,444
	MonotaRO Co. Ltd.	3,127,200	38,167
*	Mercari Inc.	1,506,087	38,153
*,1	Skylark Holdings Co. Ltd.	2,926,556	37,868
	NOF Corp.	876,882	37,841
	Kose Corp.	384,813	37,683
	Sumitomo Heavy Industries Ltd.	1,520,714	37,431
	Tsuruha Holdings Inc.	486,757	37,381
	TechnoPro Holdings Inc.	1,433,261	37,107
	Keihan Holdings Co. Ltd.	1,307,749	37,039
	Stanley Electric Co. Ltd.	1,999,237	36,945
	Nomura Real Estate Holdings Inc.	1,470,976	36,485
	Hakuhodo DY Holdings Inc.	3,161,562	36,372

		Shares	Market Value ($000)
	Iwatani Corp.	672,798	35,913
	Open House Group Co. Ltd.	942,743	35,874
	Sanwa Holdings Corp.	2,633,462	35,815
	Mitsubishi Gas Chemical Co. Inc.	2,386,187	35,789
	Mebuki Financial Group Inc.	13,447,320	35,725
	Shinko Electric Industries Co. Ltd.	878,385	35,514
	Tokyo Tatemono Co. Ltd.	2,639,139	35,268
	CyberAgent Inc.	5,557,817	35,135
	Alfresa Holdings Corp.	2,202,882	35,131
	Electric Power Development Co. Ltd.	2,201,000	34,821
	Sanrio Co. Ltd.	744,205	34,653
*	SHIFT Inc.	144,518	34,187
	Air Water Inc.	2,404,453	33,864
	Cosmo Energy Holdings Co. Ltd.	1,084,398	33,622
	Mitsubishi Motors Corp.	8,264,850	33,378
	Medipal Holdings Corp.	1,944,870	33,348
	Japan Airport Terminal Co. Ltd.	713,394	33,244
	Koei Tecmo Holdings Co. Ltd.	1,941,607	33,223
	Miura Co. Ltd.	1,306,944	32,974
	Nifco Inc.	1,103,405	32,888
	Iida Group Holdings Co. Ltd.	1,870,204	32,808
	Sekisui House REIT Inc.	55,237	32,787
	Tokyo Century Corp.	830,936	32,546
	THK Co. Ltd.	1,620,308	32,484
	Credit Saison Co. Ltd.	2,025,985	32,396
	Itochu Techno-Solutions Corp.	1,276,867	32,361
	Nabtesco Corp.	1,517,354	32,185
	Lawson Inc.	640,205	32,122
[1]	Aozora Bank Ltd.	1,558,745	32,057
	J Front Retailing Co. Ltd.	3,292,306	32,046
	Taiheiyo Cement Corp.	1,532,874	32,013
	Lion Corp.	3,326,484	31,785
	Keikyu Corp.	3,323,629	31,590
	Nichirei Corp.	1,376,293	31,399
	Daicel Corp.	3,363,625	31,169
	Japan Prime Realty Investment Corp.	12,496	31,113
	Hachijuni Bank Ltd.	6,011,587	30,973
	Nankai Electric Railway Co. Ltd.	1,459,612	30,934
	Toyo Seikan Group Holdings Ltd.	1,894,820	30,802
	Seibu Holdings Inc.	2,760,057	30,690
	Tokyo Ohka Kogyo Co. Ltd.	483,191	30,519
	Rinnai Corp.	1,397,314	30,423
	Oracle Corp. Japan	432,722	30,333
	Horiba Ltd.	514,100	30,328
	Kadokawa Corp.	1,218,840	30,212
	Japan Hotel REIT Investment Corp.	59,936	29,762
	Mitsubishi Materials Corp.	1,657,732	29,633
	Activia Properties Inc.	10,171	29,619
	Hisamitsu Pharmaceutical Co. Inc.	923,594	29,515
	Nippon Accommodations Fund Inc.	6,210	29,435
	Kamigumi Co. Ltd.	1,268,824	29,432
	Shimamura Co. Ltd.	295,423	29,257
	Fujikura Ltd.	3,498,811	29,254
	Seino Holdings Co. Ltd.	1,832,288	28,838
	JTEKT Corp.	3,054,666	28,813
	INFRONEER Holdings Inc.	2,956,297	28,789
	COMSYS Holdings Corp.	1,432,276	28,629
	ZOZO Inc.	1,449,334	28,294

		Shares	Market Value ($000)
*	Chugoku Electric Power Co. Inc.	4,033,454	27,990
	SCSK Corp.	1,673,296	27,819
	Suzuken Co. Ltd.	952,457	27,810
	Tokyo Seimitsu Co. Ltd.	501,139	27,759
	Sohgo Security Services Co. Ltd.	4,534,905	27,726
	Nippon Shinyaku Co. Ltd.	684,713	27,690
	Ulvac Inc.	643,524	27,634
	EXEO Group Inc.	1,327,930	27,610
[1]	Industrial & Infrastructure Fund Investment Corp.	26,077	27,293
	Invincible Investment Corp.	65,810	27,264
	Internet Initiative Japan Inc.	1,459,151	27,169
	ADEKA Corp.	1,338,516	27,138
	Sanken Electric Co. Ltd.	262,270	26,796
	Cosmos Pharmaceutical Corp.	231,873	26,792
	Teijin Ltd.	2,474,413	26,466
	Food & Life Cos. Ltd.	1,340,414	26,375
	Macnica Holdings Inc.	618,408	25,919
	Fujitec Co. Ltd.	1,004,419	25,828
*	Money Forward Inc.	596,838	25,817
	Nihon Kohden Corp.	979,286	25,814
	Sundrug Co. Ltd.	873,160	25,775
	Takashimaya Co. Ltd.	1,769,659	25,725
	LaSalle Logiport REIT	24,006	25,682
[1]	Mitsui Fudosan Logistics Park Inc.	7,151	25,450
[1]	Japan Logistics Fund Inc.	12,034	25,433
	Kakaku.com Inc.	1,700,686	25,422
	Iyogin Holdings Inc.	3,596,225	25,402
[1]	AEON REIT Investment Corp.	24,040	25,306
	Welcia Holdings Co. Ltd.	1,336,874	25,165
	Sumitomo Rubber Industries Ltd.	2,431,663	24,864
	SHO-BOND Holdings Co. Ltd.	605,295	24,584
	Hirogin Holdings Inc.	3,951,643	24,440
	Sankyo Co. Ltd.	577,558	24,432
	Kyushu Financial Group Inc.	4,993,586	24,308
	Kaneka Corp.	823,364	24,259
	Nagase & Co. Ltd.	1,397,036	24,020
	Kenedix Office Investment Corp.	10,099	24,013
	Casio Computer Co. Ltd.	2,783,215	23,782
	DMG Mori Co. Ltd.	1,394,518	23,729
	Yamada Holdings Co. Ltd.	7,849,778	23,715
	UBE Corp.	1,289,445	23,535
	Alps Alpine Co. Ltd.	2,656,715	23,483
	Taisho Pharmaceutical Holdings Co. Ltd.	604,954	23,325
	Zenkoku Hosho Co. Ltd.	664,357	23,322
	Yamazaki Baking Co. Ltd.	1,615,014	23,242
	NET One Systems Co. Ltd.	1,057,126	23,227
	Kinden Corp.	1,680,805	23,181
	Kewpie Corp.	1,423,005	23,058
	Tokai Carbon Co. Ltd.	2,585,636	23,003
	Kagome Co. Ltd.	1,026,574	22,887
	Gunma Bank Ltd.	5,404,158	22,872
	Denka Co. Ltd.	1,154,611	22,809
	Sankyu Inc.	657,599	22,804
	Daiwabo Holdings Co. Ltd.	1,175,183	22,775
	NOK Corp.	1,507,757	22,703
[1]	Kenedix Residential Next Investment Corp.	14,292	22,361
*	Park24 Co. Ltd.	1,692,929	22,334
	Daiwa Securities Living Investments Corp.	27,882	22,333

		Shares	Market Value ($000)
[1]	Mori Hills REIT Investment Corp.	21,900	22,287
	Toho Gas Co. Ltd.	1,186,196	22,225
	Konica Minolta Inc.	5,988,888	22,199
	Sapporo Holdings Ltd.	840,548	22,145
	House Foods Group Inc.	956,291	22,077
	Yamaguchi Financial Group Inc.	2,819,958	21,929
	Frontier Real Estate Investment Corp.	6,587	21,886
	Coca-Cola Bottlers Japan Holdings Inc.	1,899,615	21,877
[1]	Comforia Residential REIT Inc.	9,128	21,852
	Ito En Ltd.	754,282	21,529
[1]	Workman Co. Ltd.	589,580	21,521
	Rakus Co. Ltd.	1,267,691	21,520
	Daiichikosho Co. Ltd.	1,063,778	21,488
	Mitsubishi Logistics Corp.	853,975	21,451
	Yamato Kogyo Co. Ltd.	446,525	21,353
	Nakanishi Inc.	925,754	21,331
	Toyoda Gosei Co. Ltd.	995,203	21,242
	Takara Holdings Inc.	2,409,443	21,204
[1]	Mitsui High-Tec Inc.	301,541	21,093
	Fuji Corp.	1,148,926	21,036
	Fuyo General Lease Co. Ltd.	254,043	20,963
	BIPROGY Inc.	851,848	20,908
	Hulic REIT Inc.	17,922	20,799
	DIC Corp.	1,099,310	20,751
	Penta-Ocean Construction Co. Ltd.	3,820,319	20,736
	Nippon Gas Co. Ltd.	1,404,218	20,664
	GS Yuasa Corp.	1,026,474	20,655
	Sugi Holdings Co. Ltd.	461,009	20,552
	Sotetsu Holdings Inc.	1,056,848	20,452
	Amano Corp.	894,082	20,317
	Aeon Mall Co. Ltd.	1,635,639	20,216
	77 Bank Ltd.	948,016	20,201
	Nishi-Nippon Financial Holdings Inc.	1,896,172	20,199
	Nippon Kayaku Co. Ltd.	2,188,558	20,198
	Daiseki Co. Ltd.	599,114	20,191
	Daido Steel Co. Ltd.	467,829	20,057
	Zeon Corp.	1,851,531	19,969
	Ushio Inc.	1,439,592	19,944
	Nihon M&A Center Holdings Inc.	3,461,035	19,821
	Relo Group Inc.	1,433,355	19,794
	OKUMA Corp.	388,826	19,725
	Dowa Holdings Co. Ltd.	607,745	19,628
	Mitsubishi Estate Logistics REIT Investment Corp.	6,838	19,566
[1]	Pigeon Corp.	1,435,995	19,395
	Citizen Watch Co. Ltd.	2,954,346	19,309
	ABC-Mart Inc.	347,381	19,234
	Nippon Electric Glass Co. Ltd.	1,058,226	19,221
	Maruichi Steel Tube Ltd.	807,056	19,128
	Kotobuki Spirits Co. Ltd.	251,223	19,122
	NSD Co. Ltd.	974,385	19,085
	Seven Bank Ltd.	8,786,293	19,084
	Jeol Ltd.	554,642	19,024
	Meitec Corp.	1,043,215	19,018
	Mizuho Leasing Co. Ltd.	548,962	18,853
	Mabuchi Motor Co. Ltd.	655,868	18,834
	K's Holdings Corp.	2,050,664	18,822
	Fujimi Inc.	770,978	18,696
	Sumitomo Bakelite Co. Ltd.	426,457	18,560

		Shares	Market Value ($000)
	Calbee Inc.	956,551	18,547
	Fuji Soft Inc.	556,654	18,547
	Nissui Corp.	3,884,895	18,501
	Nishi-Nippon Railroad Co. Ltd.	1,020,353	18,430
	Toyo Tire Corp.	1,360,805	18,426
	Maruwa Co. Ltd.	109,993	18,267
	Ezaki Glico Co. Ltd.	681,472	18,008
	Rengo Co. Ltd.	2,820,671	17,965
	Harmonic Drive Systems Inc.	647,335	17,829
	Toda Corp.	3,180,657	17,715
	Kokuyo Co. Ltd.	1,103,133	17,697
[1]	Mori Trust REIT Inc.	34,022	17,535
	NTT UD REIT Investment Corp.	18,374	17,427
	Japan Steel Works Ltd.	831,428	17,320
	Mitsui Mining & Smelting Co. Ltd.	728,972	17,231
	Ship Healthcare Holdings Inc.	1,053,888	17,069
	Hazama Ando Corp.	2,125,961	17,009
	Yoshinoya Holdings Co. Ltd.	858,420	16,981
	Furukawa Electric Co. Ltd.	879,380	16,884
	Hanwa Co. Ltd.	491,170	16,801
	TS Tech Co. Ltd.	1,299,586	16,790
	Topcon Corp.	1,377,992	16,769
	NHK Spring Co. Ltd.	2,088,811	16,737
	Morinaga Milk Industry Co. Ltd.	494,627	16,659
[1]	Tokyu REIT Inc.	12,577	16,637
	Fancl Corp.	949,464	16,629
	SBI Shinsei Bank Ltd.	821,231	16,539
	Tsumura & Co.	887,476	16,516
	Aica Kogyo Co. Ltd.	694,760	16,508
*,1	Sharp Corp.	2,765,157	16,442
	Morinaga & Co. Ltd.	505,572	16,412
	Kanematsu Corp.	1,116,761	16,382
	Nippon Shokubai Co. Ltd.	422,755	16,275
	Canon Marketing Japan Inc.	615,894	16,164
	Tokuyama Corp.	939,243	16,157
	OBIC Business Consultants Co. Ltd.	383,795	16,119
	Kenedix Retail REIT Corp.	8,201	16,050
	Daiwa Office Investment Corp.	3,643	16,039
	Nisshinbo Holdings Inc.	1,865,570	16,033
	Nichias Corp.	771,185	15,854
	Toagosei Co. Ltd.	1,666,586	15,807
	Tomy Co. Ltd.	1,160,731	15,703
	Japan Excellent Inc.	16,899	15,674
	JMDC Inc.	409,989	15,671
	Pilot Corp.	472,113	15,557
	Kyudenko Corp.	539,111	15,547
	Fujitsu General Ltd.	737,739	15,408
	Yaoko Co. Ltd.	289,700	15,282
*	PeptiDream Inc.	1,197,463	15,244
	Hokuhoku Financial Group Inc.	1,700,115	15,222
	Wacoal Holdings Corp.	695,229	15,128
	Toyota Boshoku Corp.	827,736	15,102
	Chugin Financial Group Inc.	2,232,979	14,996
	Hoshino Resorts REIT Inc.	3,421	14,988
	Ferrotec Holdings Corp.	615,100	14,883
	Descente Ltd.	512,132	14,865
	GMO internet group Inc.	747,182	14,838
[1]	Bic Camera Inc.	1,970,212	14,800

		Shares	Market Value ($000)
	Pola Orbis Holdings Inc.	996,893	14,621
*	Shikoku Electric Power Co. Inc.	2,062,152	14,528
*	Hino Motors Ltd.	3,617,776	14,510
	Hitachi Zosen Corp.	2,194,626	14,461
	Kureha Corp.	240,285	14,366
	Nikkon Holdings Co. Ltd.	678,876	14,270
	NIPPON REIT Investment Corp.	5,991	14,264
	PALTAC Corp.	423,049	14,214
	Toridoll Holdings Corp.	575,188	14,207
	DeNA Co. Ltd.	1,158,735	14,205
	Takasago Thermal Engineering Co. Ltd.	785,583	14,184
	MIRAIT ONE Corp.	1,103,964	14,173
	Inaba Denki Sangyo Co. Ltd.	635,279	14,112
	Colowide Co. Ltd.	950,057	14,107
	SMS Co. Ltd.	663,390	14,091
	Takeuchi Manufacturing Co. Ltd.	448,874	14,067
	Anritsu Corp.	1,786,171	14,064
	Okumura Corp.	467,238	13,974
	H.U. Group Holdings Inc.	704,504	13,909
	OSG Corp.	1,040,645	13,871
	Dexerials Corp.	610,876	13,868
	AEON Financial Service Co. Ltd.	1,542,805	13,863
	Resorttrust Inc.	872,236	13,791
	Daishi Hokuetsu Financial Group Inc.	550,992	13,773
	Toho Holdings Co. Ltd.	704,851	13,743
	Okamura Corp.	954,273	13,693
	Outsourcing Inc.	1,337,837	13,687
*	Hokuriku Electric Power Co.	2,244,119	13,683
	Heiwa Real Estate REIT Inc.	13,283	13,556
	Japan Material Co. Ltd.	764,590	13,521
	Sangetsu Corp.	731,688	13,432
	Japan Petroleum Exploration Co. Ltd.	388,911	13,367
	Sawai Group Holdings Co. Ltd.	535,207	13,331
	Shiga Bank Ltd.	619,032	13,262
	ARE Holdings Inc.	982,173	13,185
	DTS Corp.	556,073	13,145
	Glory Ltd.	636,709	13,100
	Izumi Co. Ltd.	518,331	13,061
	Ain Holdings Inc.	366,070	13,016
	As One Corp.	325,837	12,955
	Duskin Co. Ltd.	573,717	12,953
	San-In Godo Bank Ltd.	1,998,943	12,939
[1]	Open Up Group Inc.	822,219	12,897
	Nextage Co. Ltd.	489,539	12,858
	Justsystems Corp.	451,220	12,842
	Kandenko Co. Ltd.	1,460,495	12,811
	Inabata & Co. Ltd.	547,768	12,769
	FP Corp.	604,500	12,741
[1]	Kyoritsu Maintenance Co. Ltd.	324,855	12,731
	Acom Co. Ltd.	5,161,431	12,689
	NTN Corp.	5,640,303	12,674
	Nippon Soda Co. Ltd.	336,153	12,640
	Digital Garage Inc.	428,328	12,472
	Sakata Seed Corp.	442,273	12,429
	Fuji Kyuko Co. Ltd.	309,285	12,340
	Benesse Holdings Inc.	943,029	12,321
	Tokyo Steel Manufacturing Co. Ltd.	1,017,818	12,312
*	Nippon Paper Industries Co. Ltd.	1,263,589	12,280

		Shares	Market Value ($000)
	Japan Aviation Electronics Industry Ltd.	602,358	12,234
	Kusuri no Aoki Holdings Co. Ltd.	211,849	12,164
	Jaccs Co. Ltd.	328,537	12,053
	Heiwa Real Estate Co. Ltd.	429,991	12,015
	Heiwa Corp.	708,880	12,008
	CKD Corp.	789,416	12,006
	Menicon Co. Ltd.	664,772	11,924
	Sumitomo Warehouse Co. Ltd.	691,116	11,877
	Katitas Co. Ltd.	644,854	11,861
	Tsubakimoto Chain Co.	442,306	11,793
	NEC Networks & System Integration Corp.	891,703	11,758
	H2O Retailing Corp.	1,090,070	11,733
	Sumitomo Osaka Cement Co. Ltd.	417,598	11,724
	Japan Elevator Service Holdings Co. Ltd.	941,004	11,638
	Global One Real Estate Investment Corp.	14,046	11,605
	Shoei Co. Ltd.	636,152	11,566
[1]	EDION Corp.	1,124,022	11,558
	Osaka Soda Co. Ltd.	282,116	11,489
	Seria Co. Ltd.	683,850	11,471
	Nipro Corp.	1,577,111	11,451
	Toei Co. Ltd.	90,020	11,445
	Juroku Financial Group Inc.	461,610	11,417
	Taikisha Ltd.	381,095	11,347
	Tadano Ltd.	1,412,630	11,086
*	Hokkaido Electric Power Co. Inc.	2,376,429	11,083
*	Sansan Inc.	1,044,693	11,058
	NS Solutions Corp.	418,356	10,980
	Makino Milling Machine Co. Ltd.	271,529	10,886
	Kaken Pharmaceutical Co. Ltd.	435,360	10,840
	Tokai Rika Co. Ltd.	685,136	10,840
	Saizeriya Co. Ltd.	339,335	10,790
	Information Services International-Dentsu Ltd.	303,787	10,773
	Lintec Corp.	649,943	10,727
	DCM Holdings Co. Ltd.	1,262,982	10,696
	Takuma Co. Ltd.	973,215	10,649
	Fukuyama Transporting Co. Ltd.	376,216	10,633
[1]	Hokuetsu Corp.	1,750,392	10,615
[1]	Create Restaurants Holdings Inc.	1,377,370	10,537
	Mani Inc.	814,586	10,475
	Aichi Financial Group Inc.	604,833	10,441
	Senko Group Holdings Co. Ltd.	1,438,721	10,415
	Round One Corp.	2,591,666	10,374
	Organo Corp.	354,444	10,273
	Kaga Electronics Co. Ltd.	229,062	10,261
	Daihen Corp.	265,794	10,256
[1]	Shochiku Co. Ltd.	133,608	10,223
	Ichigo Office REIT Investment Corp.	16,366	10,195
[1]	Royal Holdings Co. Ltd.	544,922	10,172
	Kumagai Gumi Co. Ltd.	447,631	10,138
	Fukuoka REIT Corp.	8,638	10,113
	Rorze Corp.	128,923	10,084
	CRE Logistics REIT Inc.	8,152	10,060
	Okasan Securities Group Inc.	2,507,921	9,993
	C Uyemura & Co. Ltd.	150,536	9,964
	Suruga Bank Ltd.	2,365,531	9,954
	Seiren Co. Ltd.	572,083	9,885
	Aiful Corp.	3,909,661	9,825
	Hokkoku Financial Holdings Inc.	288,692	9,814

		Shares	Market Value ($000)
	Ryosan Co. Ltd.	308,577	9,768
	Shibaura Machine Co. Ltd.	304,822	9,745
	Daio Paper Corp.	1,133,474	9,744
	Tsuburaya Fields Holdings Inc.	451,042	9,678
	MIXI Inc.	510,346	9,640
	Nishimatsu Construction Co. Ltd.	366,558	9,549
	TKC Corp.	366,701	9,535
	Toshiba TEC Corp.	327,487	9,512
*,1	Atom Corp.	1,518,410	9,502
	Kumiai Chemical Industry Co. Ltd.	1,246,856	9,363
	Sumitomo Pharma Co. Ltd.	2,253,807	9,342
	JAFCO Group Co. Ltd.	712,489	9,315
	Itoham Yonekyu Holdings Inc.	1,823,060	9,252
	KYB Corp.	260,963	9,247
	Joyful Honda Co. Ltd.	793,263	9,189
	Tokai Tokyo Financial Holdings Inc.	2,979,104	9,184
	Monex Group Inc.	2,347,773	9,150
	Monogatari Corp.	372,615	9,123
	Ichibanya Co. Ltd.	232,717	9,118
	Nihon Parkerizing Co. Ltd.	1,163,098	9,097
	Toyobo Co. Ltd.	1,191,086	9,089
	Fuji Oil Holdings Inc.	643,841	9,084
	Japan Securities Finance Co. Ltd.	1,063,020	9,028
	Hosiden Corp.	697,726	9,022
	TOKAI Holdings Corp.	1,415,919	9,021
	Tokyo Kiraboshi Financial Group Inc.	340,683	9,016
	Maruha Nichiro Corp.	518,427	8,993
	Star Asia Investment Corp.	22,229	8,986
	Eizo Corp.	251,396	8,933
	Hyakugo Bank Ltd.	2,651,110	8,862
	Autobacs Seven Co. Ltd.	806,908	8,860
	Ariake Japan Co. Ltd.	242,374	8,843
	Max Co. Ltd.	471,867	8,839
	Milbon Co. Ltd.	245,315	8,827
	Yodogawa Steel Works Ltd.	367,759	8,820
	Kiyo Bank Ltd.	819,072	8,795
	Mitsuboshi Belting Ltd.	276,050	8,749
	Arcs Co. Ltd.	498,054	8,690
	Nippon Light Metal Holdings Co. Ltd.	806,815	8,615
	PAL GROUP Holdings Co. Ltd.	293,091	8,601
	Raito Kogyo Co. Ltd.	588,204	8,521
	Nitto Kogyo Corp.	332,514	8,508
	Toyo Ink SC Holdings Co. Ltd.	551,852	8,508
	GungHo Online Entertainment Inc.	432,953	8,498
	Transcosmos Inc.	345,258	8,464
	Paramount Bed Holdings Co. Ltd.	515,786	8,448
	Riken Keiki Co. Ltd.	223,091	8,440
	KOMEDA Holdings Co. Ltd.	435,094	8,433
	TBS Holdings Inc.	450,100	8,422
	Base Co. Ltd.	219,588	8,421
	Kissei Pharmaceutical Co. Ltd.	397,001	8,405
	Infomart Corp.	2,781,179	8,288
	Nojima Corp.	841,168	8,211
	Sanki Engineering Co. Ltd.	754,734	8,201
	Benefit One Inc.	791,319	8,176
	Daiei Kankyo Co. Ltd.	481,100	8,154
	Zojirushi Corp.	576,399	8,111
	Trusco Nakayama Corp.	525,166	8,091

		Shares	Market Value ($000)
	Taiyo Holdings Co. Ltd.	431,868	8,082
	San-A Co. Ltd.	242,600	8,041
	Matsui Securities Co. Ltd.	1,422,597	8,038
	Fuso Chemical Co. Ltd.	253,429	7,991
	Nichicon Corp.	806,448	7,977
	North Pacific Bank Ltd.	3,634,657	7,939
	Simplex Holdings Inc.	390,514	7,885
	Nippn Corp.	598,705	7,854
	Kyorin Pharmaceutical Co. Ltd.	628,708	7,839
	Meidensha Corp.	524,500	7,818
	ZERIA Pharmaceutical Co. Ltd.	476,655	7,807
	Wacom Co. Ltd.	1,826,174	7,780
	Yuasa Trading Co. Ltd.	242,577	7,770
	en Japan Inc.	392,747	7,763
	KH Neochem Co. Ltd.	474,250	7,763
	Komeri Co. Ltd.	370,299	7,762
	Valor Holdings Co. Ltd.	516,747	7,761
	Starts Corp. Inc.	374,137	7,758
	Noevir Holdings Co. Ltd.	203,452	7,754
	San-Ai Obbli Co. Ltd.	680,584	7,750
[1]	MOS Food Services Inc.	336,673	7,743
*,1	HIS Co. Ltd.	539,478	7,733
	Kohnan Shoji Co. Ltd.	315,491	7,723
	Megmilk Snow Brand Co. Ltd.	558,840	7,699
	Nichiha Corp.	333,276	7,667
	Nisshin Oillio Group Ltd.	285,522	7,664
	Ai Holdings Corp.	482,150	7,602
	Mochida Pharmaceutical Co. Ltd.	324,658	7,549
	Takara Bio Inc.	613,520	7,539
[1]	Create SD Holdings Co. Ltd.	304,989	7,535
	ASKUL Corp.	539,416	7,526
	UACJ Corp.	374,675	7,503
	Hankyu Hanshin REIT Inc.	7,476	7,472
*	euglena Co. Ltd.	1,204,558	7,461
	Mitsubishi Logisnext Co. Ltd.	828,789	7,456
	Funai Soken Holdings Inc.	400,000	7,426
	Kitz Corp.	997,754	7,425
	Musashino Bank Ltd.	419,628	7,408
	Toyo Construction Co. Ltd.	974,728	7,406
*	UT Group Co. Ltd.	365,987	7,398
	Micronics Japan Co. Ltd.	463,560	7,394
	Mitsui-Soko Holdings Co. Ltd.	289,917	7,394
	Shinmaywa Industries Ltd.	732,217	7,393
	Ryobi Ltd.	354,548	7,379
	Iriso Electronics Co. Ltd.	265,338	7,374
	Toyo Tanso Co. Ltd.	183,110	7,341
	Musashi Seimitsu Industry Co. Ltd.	588,220	7,335
	AZ-COM MARUWA Holdings Inc.	532,679	7,324
	Earth Corp.	204,334	7,304
	Financial Partners Group Co. Ltd.	755,120	7,289
	Adastria Co. Ltd.	356,801	7,272
	Idec Corp.	340,847	7,252
	JCR Pharmaceuticals Co. Ltd.	763,075	7,251
	Advance Logistics Investment Corp.	7,768	7,210
	Mirai Corp.	22,329	7,201
	Nanto Bank Ltd.	392,762	7,195
	Iino Kaiun Kaisha Ltd.	1,113,066	7,188
	SOSiLA Logistics REIT Inc.	7,923	7,161

		Shares	Market Value ($000)
	Nishimatsuya Chain Co. Ltd.	595,301	7,150
	Takara Standard Co. Ltd.	542,828	7,112
*,1	W-Scope Corp.	655,852	7,103
	Nippon Densetsu Kogyo Co. Ltd.	469,218	7,095
	Heiwado Co. Ltd.	416,462	7,092
	Exedy Corp.	401,184	7,020
	SKY Perfect JSAT Holdings Inc.	1,680,708	7,018
	Nitto Boseki Co. Ltd.	359,166	7,013
	Japan Wool Textile Co. Ltd.	823,367	6,990
	Oki Electric Industry Co. Ltd.	1,103,683	6,972
	JVCKenwood Corp.	2,102,256	6,939
	Kato Sangyo Co. Ltd.	251,290	6,895
	Japan Lifeline Co. Ltd.	981,864	6,880
	Ohsho Food Service Corp.	143,723	6,843
	Senshu Ikeda Holdings Inc.	3,706,385	6,812
	Mitsubishi Pencil Co. Ltd.	520,029	6,808
	Systena Corp.	3,543,552	6,788
	Central Glass Co. Ltd.	312,388	6,780
	KeePer Technical Laboratory Co. Ltd.	153,396	6,777
	dip Corp.	267,525	6,753
	Seiko Group Corp.	363,103	6,713
	T Hasegawa Co. Ltd.	280,224	6,693
	Life Corp.	266,524	6,686
	Tri Chemical Laboratories Inc.	359,626	6,678
[1]	Toei Animation Co. Ltd.	73,500	6,667
*	Leopalace21 Corp.	3,088,023	6,656
	Awa Bank Ltd.	439,441	6,649
	Nomura Co. Ltd.	1,044,387	6,645
	Tocalo Co. Ltd.	653,630	6,643
	Fuji Media Holdings Inc.	596,845	6,609
	JCU Corp.	277,028	6,600
	Hioki EE Corp.	115,436	6,599
	Fuji Seal International Inc.	586,314	6,567
	Shibaura Mechatronics Corp.	39,200	6,562
	Ogaki Kyoritsu Bank Ltd.	475,720	6,551
	Totetsu Kogyo Co. Ltd.	341,294	6,535
	Nippon Pillar Packing Co. Ltd.	208,245	6,526
	Mizuno Corp.	248,526	6,515
	eGuarantee Inc.	439,084	6,515
	MCJ Co. Ltd.	812,020	6,444
	Megachips Corp.	214,367	6,416
	Yamazen Corp.	750,418	6,385
	Nissha Co. Ltd.	525,822	6,361
	Belc Co. Ltd.	134,251	6,360
	Premium Group Co. Ltd.	503,263	6,353
*,1	RENOVA Inc.	597,955	6,316
	Nachi-Fujikoshi Corp.	233,526	6,310
	Ricoh Leasing Co. Ltd.	202,812	6,288
	Kanamoto Co. Ltd.	355,136	6,264
	Amvis Holdings Inc.	308,000	6,253
	Nagawa Co. Ltd.	124,105	6,252
	Hirata Corp.	111,366	6,246
	Yokogawa Bridge Holdings Corp.	346,974	6,242
[1]	One REIT Inc.	3,404	6,207
	Orient Corp.	791,912	6,196
[1]	OSAKA Titanium Technologies Co. Ltd.	243,808	6,154
	FCC Co. Ltd.	469,453	6,153
*	Raksul Inc.	621,958	6,146

		Shares	Market Value ($000)
	Elecom Co. Ltd.	569,885	6,134
	Sanyo Special Steel Co. Ltd.	305,004	6,127
	Hiday Hidaka Corp.	343,915	6,121
	Showa Sangyo Co. Ltd.	316,847	6,118
	SAMTY Co. Ltd.	382,495	6,110
[1]	United Super Markets Holdings Inc.	775,806	6,106
	Taihei Dengyo Kaisha Ltd.	194,002	6,069
	Sekisui Jushi Corp.	386,035	6,066
	United Arrows Ltd.	359,125	6,061
	Management Solutions Co. Ltd.	211,138	6,053
	Keiyo Bank Ltd.	1,441,666	6,052
	Noritake Co. Ltd.	154,374	6,020
	Towa Corp.	318,773	6,015
[1]	Toho Titanium Co. Ltd.	418,386	5,976
*,1	Ringer Hut Co. Ltd.	343,069	5,933
	Maxell Ltd.	521,059	5,919
	Itochu Enex Co. Ltd.	601,642	5,906
	Topre Corp.	510,903	5,888
	Maeda Kosen Co. Ltd.	264,355	5,843
	Fuji Co. Ltd.	452,049	5,830
[1]	West Holdings Corp.	297,200	5,818
	Okinawa Cellular Telephone Co.	274,983	5,809
	Gunze Ltd.	184,159	5,790
	Star Micronics Co. Ltd.	462,815	5,765
	Prima Meat Packers Ltd.	367,417	5,728
	Sanyo Denki Co. Ltd.	112,809	5,722
	Nippon Kanzai Holdings Co. Ltd.	307,121	5,722
	Hakuto Co. Ltd.	144,959	5,717
	Onward Holdings Co. Ltd.	1,412,025	5,698
	Raiznext Corp.	552,962	5,666
[1]	Kura Sushi Inc.	258,155	5,621
[1]	Shizuoka Gas Co. Ltd.	725,773	5,610
[1]	Change Holdings Inc.	424,189	5,607
	Arata Corp.	161,927	5,603
	BML Inc.	264,031	5,580
*	Nippon Sheet Glass Co. Ltd.	1,217,002	5,547
[1]	Toyo Gosei Co. Ltd.	92,234	5,529
	Doutor Nichires Holdings Co. Ltd.	351,386	5,518
	S Foods Inc.	232,439	5,484
	Mitsubishi Shokuhin Co. Ltd.	205,318	5,471
	Universal Entertainment Corp.	302,100	5,465
	Tokyotokeiba Co. Ltd.	200,222	5,425
	Nagaileben Co. Ltd.	326,388	5,418
	Chugoku Marine Paints Ltd.	624,782	5,416
	SBS Holdings Inc.	228,231	5,414
	Nippon Yakin Kogyo Co. Ltd.	176,395	5,411
	Tokyo Electron Device Ltd.	74,684	5,377
	Tamron Co. Ltd.	168,853	5,354
	Sakata INX Corp.	618,041	5,327
[1]	Kisoji Co. Ltd.	306,189	5,322
	Hogy Medical Co. Ltd.	242,875	5,321
	Morita Holdings Corp.	485,638	5,296
	Aoyama Trading Co. Ltd.	579,537	5,293
	Maruzen Showa Unyu Co. Ltd.	181,710	5,288
	Bank of Nagoya Ltd.	192,509	5,282
	Valqua Ltd.	193,122	5,282
	Nitta Corp.	230,359	5,262
	Future Corp.	477,751	5,212

		Shares	Market Value ($000)
*,1	Oisix ra daichi Inc.	316,483	5,203
	Pacific Industrial Co. Ltd.	540,272	5,200
	Chudenko Corp.	316,752	5,192
	Noritz Corp.	422,270	5,185
	Aida Engineering Ltd.	721,777	5,158
	Meiko Electronics Co. Ltd.	258,212	5,137
	Tsugami Corp.	584,490	5,130
	Toa Corp.	223,624	5,104
	Zuken Inc.	174,965	5,100
	Hamakyorex Co. Ltd.	184,402	5,097
	Axial Retailing Inc.	190,509	5,088
	Digital Arts Inc.	128,578	5,088
	Takara Leben Real Estate Investment Corp.	7,428	5,088
	Optex Group Co. Ltd.	387,250	5,081
	Nittetsu Mining Co. Ltd.	141,728	5,071
	Mitsuuroko Group Holdings Co. Ltd.	534,859	5,064
	Riso Kagaku Corp.	308,072	5,057
	Shoei Foods Corp.	166,152	5,056
	Sumitomo Mitsui Construction Co. Ltd.	1,900,818	5,043
[1]	Snow Peak Inc.	404,278	5,024
	TOMONY Holdings Inc.	1,770,170	5,021
	Press Kogyo Co. Ltd.	1,119,269	5,014
	Bando Chemical Industries Ltd.	486,407	5,005
	Nissan Shatai Co. Ltd.	785,383	5,005
	Cybozu Inc.	319,117	4,999
*	Chiyoda Corp.	2,050,883	4,981
	TSI Holdings Co. Ltd.	979,724	4,971
[1]	Ryoyo Electro Corp.	199,691	4,960
	Procrea Holdings Inc.	331,983	4,948
	Kyokuto Kaihatsu Kogyo Co. Ltd.	384,677	4,939
	Nippon Signal Co. Ltd.	687,242	4,926
	Koshidaka Holdings Co. Ltd.	591,131	4,920
	Wakita & Co. Ltd.	542,667	4,903
	Ichigo Inc.	2,572,702	4,894
	Token Corp.	92,815	4,891
	Fukushima Galilei Co. Ltd.	137,409	4,877
	Sagami Holdings Corp.	521,341	4,863
	Kameda Seika Co. Ltd.	158,326	4,861
	Asahi Yukizai Corp.	156,657	4,860
*	Okinawa Electric Power Co. Inc.	598,920	4,859
	Noritsu Koki Co. Ltd.	279,703	4,850
	Aeon Delight Co. Ltd.	233,813	4,845
	Usen-Next Holdings Co. Ltd.	209,242	4,840
	Konoike Transport Co. Ltd.	385,532	4,833
	Doshisha Co. Ltd.	292,743	4,826
	Tokyu Construction Co. Ltd.	891,530	4,824
	Health Care & Medical Investment Corp.	4,458	4,803
	Mandom Corp.	477,864	4,798
[1]	JINS Holdings Inc.	193,193	4,792
	Shima Seiki Manufacturing Ltd.	349,264	4,781
	Geo Holdings Corp.	343,020	4,758
	PHC Holdings Corp.	448,289	4,754
	ARTERIA Networks Corp.	341,890	4,752
	Restar Holdings Corp.	284,408	4,748
	WingArc1st Inc.	246,300	4,742
	Yonex Co. Ltd.	482,692	4,718
	Torishima Pump Manufacturing Co. Ltd.	354,055	4,711
	Eiken Chemical Co. Ltd.	443,147	4,703

		Shares	Market Value ($000)
	Koa Corp.	378,098	4,682
	Yellow Hat Ltd.	355,702	4,674
	Retail Partners Co. Ltd.	427,980	4,667
	Insource Co. Ltd.	527,850	4,666
	Sumitomo Densetsu Co. Ltd.	208,468	4,646
	Bunka Shutter Co. Ltd.	596,983	4,631
	Argo Graphics Inc.	187,382	4,620
	Fujimori Kogyo Co. Ltd.	183,703	4,619
	Okamoto Industries Inc.	165,770	4,609
	Hyakujushi Bank Ltd.	306,246	4,609
	Anicom Holdings Inc.	1,034,855	4,603
	Konishi Co. Ltd.	286,586	4,598
	Prestige International Inc.	1,126,177	4,596
	Shin-Etsu Polymer Co. Ltd.	462,631	4,595
	Intage Holdings Inc.	383,101	4,578
	Avex Inc.	433,097	4,570
	Piolax Inc.	292,719	4,560
	Shin Nippon Air Technologies Co. Ltd.	271,214	4,550
	YAMABIKO Corp.	415,648	4,542
	Tsurumi Manufacturing Co. Ltd.	249,178	4,537
	Nishio Holdings Co. Ltd.	177,882	4,520
	Tachibana Eletech Co. Ltd.	234,508	4,520
	Furuya Metal Co. Ltd.	58,100	4,517
	Infocom Corp.	265,754	4,509
	Tama Home Co. Ltd.	181,552	4,478
	DyDo Group Holdings Inc.	121,955	4,432
	Roland Corp.	155,439	4,432
	Mitani Sekisan Co. Ltd.	130,400	4,419
	Sakai Moving Service Co. Ltd.	117,284	4,409
	Tamura Corp.	1,012,788	4,394
	Towa Pharmaceutical Co. Ltd.	347,182	4,393
	I'll Inc.	240,055	4,390
	GLOBERIDE Inc.	264,098	4,364
	MEC Co. Ltd.	175,270	4,361
	Starts Proceed Investment Corp.	2,758	4,358
*,1	PKSHA Technology Inc.	206,954	4,350
	Oyo Corp.	234,920	4,348
	Siix Corp.	401,435	4,345
	Bell System24 Holdings Inc.	444,274	4,344
[1]	Uchida Yoko Co. Ltd.	111,766	4,341
	Nippon Ceramic Co. Ltd.	240,256	4,340
	Kyoei Steel Ltd.	288,335	4,340
	Nikkiso Co. Ltd.	677,292	4,318
	Tosei Corp.	348,233	4,318
[1]	Senshu Electric Co. Ltd.	152,700	4,308
	Oiles Corp.	315,339	4,299
	Daiichi Jitsugyo Co. Ltd.	113,901	4,296
	Yokorei Co. Ltd.	497,664	4,272
	Asahi Diamond Industrial Co. Ltd.	673,145	4,263
	Nippon Carbon Co. Ltd.	140,561	4,262
	Integrated Design & Engineering Holdings Co. Ltd.	176,630	4,244
	Shibuya Corp.	229,222	4,243
[1]	Aeon Hokkaido Corp.	696,246	4,234
	FULLCAST Holdings Co. Ltd.	261,365	4,231
	Saibu Gas Holdings Co. Ltd.	287,697	4,222
*	Vision Inc.	340,385	4,219
	Comture Corp.	295,468	4,201
	Nippon Seiki Co. Ltd.	599,526	4,198

		Shares	Market Value ($000)
	Sanyo Chemical Industries Ltd.	137,580	4,188
[1]	Sankei Real Estate Inc.	6,258	4,172
	Furukawa Co. Ltd.	360,617	4,141
	Krosaki Harima Corp.	54,140	4,135
	Mimasu Semiconductor Industry Co. Ltd.	197,181	4,126
	Kurabo Industries Ltd.	249,534	4,121
	Tsukishima Holdings Co. Ltd.	454,677	4,102
[1]	Samty Residential Investment Corp.	5,006	4,100
	Curves Holdings Co. Ltd.	724,030	4,099
	Obara Group Inc.	140,218	4,096
	RS Technologies Co. Ltd.	190,646	4,089
[1]	J Trust Co. Ltd.	1,230,947	4,086
	Gree Inc.	924,405	4,086
	VT Holdings Co. Ltd.	1,086,656	4,076
[1]	IDOM Inc.	694,571	4,074
	Yamagata Bank Ltd.	508,800	4,070
	Japan Pulp & Paper Co. Ltd.	125,072	4,068
	Chofu Seisakusho Co. Ltd.	230,681	4,058
	Okinawa Financial Group Inc.	257,671	4,057
	Komori Corp.	517,094	4,033
	Enplas Corp.	93,693	4,012
	Trancom Co. Ltd.	80,778	4,003
	Sintokogio Ltd.	541,153	3,983
	Daiki Aluminium Industry Co. Ltd.	363,952	3,971
	TPR Co. Ltd.	310,444	3,946
[1]	ARCLANDS Corp.	342,470	3,945
	Eagle Industry Co. Ltd.	317,093	3,938
	Kanto Denka Kogyo Co. Ltd.	588,202	3,929
	Strike Co. Ltd.	184,799	3,903
	Asanuma Corp.	159,000	3,903
[1]	Kosaido Holdings Co. Ltd.	250,300	3,900
	Tachi-S Co. Ltd.	354,570	3,885
	SWCC Corp.	282,128	3,884
	KFC Holdings Japan Ltd.	185,406	3,878
	Toho Bank Ltd.	2,214,623	3,848
	Topy Industries Ltd.	220,994	3,845
	G-Tekt Corp.	293,695	3,824
	Torii Pharmaceutical Co. Ltd.	150,494	3,822
[1]	Arcland Service Holdings Co. Ltd.	179,134	3,817
[1]	Computer Engineering & Consulting Ltd.	316,464	3,815
	Mitsui DM Sugar Holdings Co. Ltd.	189,054	3,792
	Osaka Organic Chemical Industry Ltd.	203,955	3,784
	Shikoku Kasei Holdings Corp.	378,485	3,775
	TRE Holdings Corp.	431,921	3,752
	gremz Inc.	193,300	3,733
	Ishihara Sangyo Kaisha Ltd.	385,886	3,727
	METAWATER Co. Ltd.	288,643	3,722
	Meisei Industrial Co. Ltd.	538,608	3,719
	Keiyo Co. Ltd.	618,041	3,714
	Genky DrugStores Co. Ltd.	104,273	3,691
	Ki-Star Real Estate Co. Ltd.	101,200	3,690
	eRex Co. Ltd.	462,228	3,689
	Broadleaf Co. Ltd.	1,086,968	3,685
	Nippon Road Co. Ltd.	54,338	3,676
	Teikoku Electric Manufacturing Co. Ltd.	196,895	3,664
[1]	Shin Nippon Biomedical Laboratories Ltd.	248,304	3,664
	Matsuya Co. Ltd.	506,337	3,660
	Pressance Corp.	256,531	3,653

		Shares	Market Value ($000)
[1]	Pharma Foods International Co. Ltd.	308,148	3,638
	ZIGExN Co. Ltd.	656,200	3,627
	Unipres Corp.	453,956	3,624
	Nichireki Co. Ltd.	237,582	3,615
	JAC Recruitment Co. Ltd.	181,926	3,614
	Sato Holdings Corp.	257,520	3,606
	Sun Frontier Fudousan Co. Ltd.	338,227	3,591
	MARUKA FURUSATO Corp.	191,253	3,590
	TV Asahi Holdings Corp.	283,909	3,582
	Chilled & Frozen Logistics Holdings Co. Ltd.	385,825	3,581
	Mitsui E&S Co. Ltd.	1,065,307	3,578
	Mirarth Holdings Inc.	1,048,039	3,562
	Bank of the Ryukyus Ltd.	495,953	3,550
[1]	Roland DG Corp.	141,345	3,546
	Daikyonishikawa Corp.	635,238	3,538
	Matsuyafoods Holdings Co. Ltd.	118,443	3,536
	LITALICO Inc.	224,166	3,526
	Aichi Steel Corp.	133,800	3,516
	Nittoku Co. Ltd.	194,500	3,510
	Aisan Industry Co. Ltd.	423,381	3,503
	Sinfonia Technology Co. Ltd.	287,414	3,488
	Fujibo Holdings Inc.	131,585	3,486
	Hosokawa Micron Corp.	140,148	3,484
	Warabeya Nichiyo Holdings Co. Ltd.	177,822	3,425
*,1	Demae-Can Co. Ltd.	993,500	3,416
	Alconix Corp.	337,518	3,410
[1]	NS United Kaiun Kaisha Ltd.	126,603	3,408
	ESPEC Corp.	204,346	3,402
	Takasago International Corp.	168,273	3,383
*	M&A Capital Partners Co. Ltd.	164,882	3,382
	Yokowo Co. Ltd.	261,479	3,380
	Qol Holdings Co. Ltd.	282,132	3,366
	Yondoshi Holdings Inc.	246,444	3,361
	Sumitomo Seika Chemicals Co. Ltd.	102,556	3,358
	Nippon Fine Chemical Co. Ltd.	163,000	3,356
	Fujicco Co. Ltd.	251,897	3,351
*	Kappa Create Co. Ltd.	307,961	3,343
	Dai-Dan Co. Ltd.	158,231	3,312
	Weathernews Inc.	73,472	3,290
	Yamanashi Chuo Bank Ltd.	329,810	3,289
	T-Gaia Corp.	260,437	3,288
	San ju San Financial Group Inc.	268,646	3,284
	Elan Corp.	528,780	3,283
	Mitsubishi Research Institute Inc.	86,624	3,280
	Keihanshin Building Co. Ltd.	364,367	3,240
	Honeys Holdings Co. Ltd.	293,970	3,240
	Takamatsu Construction Group Co. Ltd.	170,164	3,232
	Hokuto Corp.	246,514	3,228
[1]	Teikoku Sen-I Co. Ltd.	269,231	3,215
	Happinet Corp.	203,390	3,201
	Miyazaki Bank Ltd.	172,422	3,187
*,1	SRE Holdings Corp.	123,369	3,186
	Godo Steel Ltd.	113,585	3,184
	Avant Group Corp.	297,600	3,166
	Nippon Thompson Co. Ltd.	781,199	3,161
	TechMatrix Corp.	288,013	3,160
	Sinko Industries Ltd.	228,353	3,159
	Hoosiers Holdings Co. Ltd.	424,008	3,154

		Shares	Market Value ($000)
	Futaba Industrial Co. Ltd.	716,293	3,153
*,1	giftee Inc.	267,700	3,153
	Daiwa Industries Ltd.	308,804	3,148
[1]	Tsubaki Nakashima Co. Ltd.	542,554	3,141
	Anest Iwata Corp.	379,558	3,133
	Denyo Co. Ltd.	203,900	3,132
	Neturen Co. Ltd.	420,935	3,132
	Inageya Co. Ltd.	296,651	3,130
	Sinanen Holdings Co. Ltd.	113,269	3,124
	Sanyo Electric Railway Co. Ltd.	199,518	3,107
	Septeni Holdings Co. Ltd.	1,085,900	3,098
	Halows Co. Ltd.	118,393	3,082
	Riken Technos Corp.	638,835	3,077
	Daiken Corp.	186,410	3,075
	Hibiya Engineering Ltd.	194,025	3,072
	Joshin Denki Co. Ltd.	213,414	3,070
	Miroku Jyoho Service Co. Ltd.	258,301	3,069
[1]	ESCON Japan REIT Investment Corp.	3,750	3,064
	Tonami Holdings Co. Ltd.	84,489	3,054
	AOKI Holdings Inc.	471,380	3,049
	Nohmi Bosai Ltd.	248,373	3,016
	Sun Corp.	218,300	2,994
[1]	Takatori Corp.	70,200	2,992
	Sala Corp.	582,700	2,990
*,1	Japan Display Inc.	10,866,014	2,984
	Starzen Co. Ltd.	182,206	2,983
	Oita Bank Ltd.	172,640	2,981
	Daiho Corp.	106,349	2,973
	COLOPL Inc.	624,774	2,925
	ES-Con Japan Ltd.	516,465	2,922
	SRA Holdings	128,331	2,913
*	Daisyo Corp.	355,693	2,900
	Katakura Industries Co. Ltd.	254,766	2,896
	Kyokuyo Co. Ltd.	109,668	2,895
[1]	Alpen Co. Ltd.	208,002	2,888
	S-Pool Inc.	746,944	2,884
	Sumida Corp.	279,594	2,883
	Pasona Group Inc.	242,841	2,878
	Fukui Bank Ltd.	256,255	2,860
	Tokai Corp.	211,401	2,850
[1]	Nippon Parking Development Co. Ltd.	1,881,338	2,835
	Vector Inc.	307,189	2,834
	Marudai Food Co. Ltd.	261,757	2,833
	K&O Energy Group Inc.	169,790	2,823
	Solasto Corp.	574,455	2,820
	Bank of Iwate Ltd.	177,363	2,819
	Pack Corp.	120,668	2,819
	Giken Ltd.	190,321	2,812
[1]	Goldcrest Co. Ltd.	205,988	2,798
[1]	Daikokutenbussan Co. Ltd.	65,533	2,783
*	Modec Inc.	264,262	2,781
	HI-LEX Corp.	333,798	2,781
	Riken Vitamin Co. Ltd.	189,501	2,768
*,1	Kourakuen Holdings Corp.	384,018	2,761
*,1	Fujio Food Group Inc.	279,280	2,758
	Altech Corp.	138,200	2,747
	Nippon Denko Co. Ltd.	1,349,547	2,746
	Shinko Shoji Co. Ltd.	343,729	2,744

		Shares	Market Value ($000)
	Nichiden Corp.	158,238	2,733
	Matsuda Sangyo Co. Ltd.	166,151	2,723
	Fixstars Corp.	278,115	2,722
	Aiphone Co. Ltd.	154,102	2,713
	World Co. Ltd.	218,926	2,709
	Key Coffee Inc.	185,185	2,702
	Rheon Automatic Machinery Co. Ltd.	264,344	2,702
*	Nippon Chemi-Con Corp.	268,335	2,700
[1]	KPP Group Holdings Co. Ltd.	605,209	2,700
	Kamei Corp.	257,356	2,699
	Ines Corp.	265,665	2,696
	Nihon Nohyaku Co. Ltd.	515,473	2,691
	Sodick Co. Ltd.	525,743	2,689
	Maezawa Kyuso Industries Co. Ltd.	323,872	2,686
	Nissei ASB Machine Co. Ltd.	92,873	2,680
	Shikoku Bank Ltd.	406,885	2,666
[1]	Airtrip Corp.	146,312	2,665
	Shinnihon Corp.	297,980	2,658
	Itochu-Shokuhin Co. Ltd.	69,350	2,645
	Sumitomo Riko Co. Ltd.	455,350	2,623
	Japan Transcity Corp.	582,586	2,622
	Oriental Shiraishi Corp.	1,194,415	2,613
	Canon Electronics Inc.	204,132	2,595
	Macromill Inc.	465,148	2,591
	Totech Corp.	69,400	2,590
	Tokushu Tokai Paper Co. Ltd.	108,388	2,577
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	164,305	2,571
	EM Systems Co. Ltd.	428,991	2,569
	Tenma Corp.	137,444	2,551
	Ehime Bank Ltd.	410,856	2,549
	JP-Holdings Inc.	1,107,602	2,549
	Toyo Kanetsu KK	97,414	2,545
[1]	Tosei REIT Investment Corp.	2,659	2,541
	Cawachi Ltd.	159,462	2,536
	Yurtec Corp.	406,350	2,527
*,1	Istyle Inc.	731,943	2,510
	Shindengen Electric Manufacturing Co. Ltd.	108,671	2,506
	Hokkaido Gas Co. Ltd.	146,445	2,504
	Fujiya Co. Ltd.	148,683	2,503
	Marvelous Inc.	505,889	2,501
[1]	YA-MAN Ltd.	348,768	2,499
*	Fujita Kanko Inc.	89,108	2,487
[1]	Remixpoint Inc.	1,579,037	2,468
	Chori Co. Ltd.	118,747	2,446
	Yahagi Construction Co. Ltd.	259,167	2,444
	Stella Chemifa Corp.	110,824	2,438
	J-Oil Mills Inc.	204,051	2,431
	Proto Corp.	270,962	2,427
	France Bed Holdings Co. Ltd.	288,384	2,422
	Union Tool Co.	104,520	2,421
	Akita Bank Ltd.	186,549	2,415
	Vital KSK Holdings Inc.	343,447	2,398
	Seikagaku Corp.	439,460	2,393
	Ichikoh Industries Ltd.	633,674	2,389
	Zenrin Co. Ltd.	380,449	2,389
	Chiyoda Integre Co. Ltd.	138,244	2,387
	Daito Pharmaceutical Co. Ltd.	144,856	2,385
	Sparx Group Co. Ltd.	223,531	2,378

		Shares	Market Value ($000)
	DKK Co. Ltd.	139,794	2,376
	Nissin Corp.	127,969	2,364
	m-up Holdings Inc.	298,600	2,360
	YAKUODO Holdings Co. Ltd.	132,538	2,359
[1]	Tanseisha Co. Ltd.	427,232	2,354
	Marusan Securities Co. Ltd.	632,635	2,351
	Toho Zinc Co. Ltd.	187,943	2,342
*	Pacific Metals Co. Ltd.	199,878	2,339
	Chubu Shiryo Co. Ltd.	302,524	2,331
	Mie Kotsu Group Holdings Inc.	583,119	2,330
	CTI Engineering Co. Ltd.	93,500	2,322
[1]	Mars Group Holdings Corp.	108,332	2,299
	TOC Co. Ltd.	532,191	2,293
	ASKA Pharmaceutical Holdings Co. Ltd.	207,933	2,283
	Tochigi Bank Ltd.	1,135,980	2,281
	Okabe Co. Ltd.	447,200	2,277
	Shinwa Co. Ltd.	143,976	2,272
	Cosel Co. Ltd.	263,524	2,272
	Optorun Co. Ltd.	136,855	2,272
	Belluna Co. Ltd.	450,697	2,264
	Kurimoto Ltd.	131,433	2,264
[1]	Toyo Corp.	228,650	2,264
	Toenec Corp.	84,620	2,236
	Riken Corp.	95,089	2,232
	Icom Inc.	110,397	2,203
[1]	Carta Holdings Inc.	248,600	2,197
	SIGMAXYZ Holdings Inc.	233,200	2,182
	Furuno Electric Co. Ltd.	239,923	2,179
[1]	Elematec Corp.	173,171	2,175
	Komatsu Matere Co. Ltd.	410,472	2,164
	Riso Kyoiku Co. Ltd.	1,169,382	2,163
	SB Technology Corp.	118,731	2,162
	Sakai Chemical Industry Co. Ltd.	154,448	2,156
	Softcreate Holdings Corp.	179,626	2,148
[1]	JM Holdings Co. Ltd.	157,168	2,144
[1]	BRONCO BILLY Co. Ltd.	105,860	2,130
	CMK Corp.	588,154	2,118
	Mitsuba Corp.	359,815	2,105
	Aichi Corp.	332,120	2,097
[1]	Arisawa Manufacturing Co. Ltd.	273,500	2,093
	St. Marc Holdings Co. Ltd.	153,512	2,092
	Wellneo Sugar Co. Ltd.	140,761	2,061
	Shibusawa Warehouse Co. Ltd.	94,881	2,059
	Alpha Systems Inc.	85,528	2,052
	Fukuda Corp.	58,395	2,047
*	Right On Co. Ltd.	489,776	2,043
	Tayca Corp.	193,080	2,030
	Sankyo Seiko Co. Ltd.	418,367	2,029
	Nichiban Co. Ltd.	141,256	2,016
	KAWADA TECHNOLOGIES Inc.	49,011	2,000
[1]	Tatsuta Electric Wire & Cable Co. Ltd.	395,664	1,989
	ValueCommerce Co. Ltd.	207,007	1,980
	Rock Field Co. Ltd.	187,460	1,977
	CMIC Holdings Co. Ltd.	142,615	1,976
	Sanoh Industrial Co. Ltd.	323,894	1,967
	Ebase Co. Ltd.	382,236	1,946
	Sankyo Tateyama Inc.	286,879	1,941
	JDC Corp.	451,810	1,938

		Shares	Market Value ($000)
	Kyosan Electric Manufacturing Co. Ltd.	520,269	1,937
	G-7 Holdings Inc.	218,066	1,919
	Daido Metal Co. Ltd.	510,152	1,911
	Kanagawa Chuo Kotsu Co. Ltd.	81,685	1,902
	Tekken Corp.	131,746	1,893
	Koatsu Gas Kogyo Co. Ltd.	345,938	1,885
	V Technology Co. Ltd.	107,971	1,881
[1]	Kansai Food Market Ltd.	184,655	1,881
	FIDEA Holdings Co. Ltd.	178,217	1,867
	Ryoden Corp.	116,700	1,861
	Gakken Holdings Co. Ltd.	296,773	1,860
	JSP Corp.	140,438	1,858
[1]	Okuwa Co. Ltd.	301,221	1,844
	Moriroku Holdings Co. Ltd.	124,790	1,842
	Fudo Tetra Corp.	138,329	1,840
	Link & Motivation Inc.	610,073	1,840
*,1	PIA Corp.	77,111	1,833
	Onoken Co. Ltd.	153,103	1,830
	Kintetsu Department Store Co. Ltd.	105,978	1,826
	Nafco Co. Ltd.	136,300	1,808
	Tosho Co. Ltd.	178,618	1,804
	Nippon Rietec Co. Ltd.	180,002	1,803
	LEC Inc.	285,290	1,801
	Hochiki Corp.	141,721	1,799
	Dai Nippon Toryo Co. Ltd.	263,871	1,784
	World Holdings Co. Ltd.	94,983	1,784
	Kanaden Corp.	188,643	1,773
	Toa Corp.	247,366	1,763
	MTI Ltd.	444,231	1,760
	Aeon Fantasy Co. Ltd.	87,424	1,751
	LIFULL Co. Ltd.	811,955	1,750
	Xebio Holdings Co. Ltd.	217,872	1,743
	Nagatanien Holdings Co. Ltd.	114,205	1,740
	Hodogaya Chemical Co. Ltd.	71,984	1,738
	CI Takiron Corp.	427,805	1,737
	Osaki Electric Co. Ltd.	430,409	1,736
	Central Security Patrols Co. Ltd.	83,714	1,724
	Chiyoda Co. Ltd.	243,578	1,719
[1]	Midac Holdings Co. Ltd.	150,490	1,714
[1]	Ichiyoshi Securities Co. Ltd.	364,386	1,711
	Advan Group Co. Ltd.	244,372	1,706
	Takaoka Toko Co. Ltd.	113,652	1,699
	Tokyo Energy & Systems Inc.	241,520	1,688
*	Optim Corp.	244,969	1,683
	Sanshin Electronics Co. Ltd.	109,705	1,676
*,1	Sourcenext Corp.	1,100,215	1,673
	CTS Co. Ltd.	311,985	1,653
	Fukui Computer Holdings Inc.	89,428	1,651
	Pole To Win Holdings Inc.	344,942	1,635
	Nitto Kohki Co. Ltd.	118,821	1,617
	Hisaka Works Ltd.	245,199	1,602
	Osaka Steel Co. Ltd.	137,991	1,593
	CAC Holdings Corp.	129,444	1,568
*	Jamco Corp.	133,691	1,561
	Nihon Tokushu Toryo Co. Ltd.	194,925	1,552
	Iseki & Co. Ltd.	174,026	1,539
	Melco Holdings Inc.	68,470	1,538
	Seika Corp.	108,534	1,538

		Shares	Market Value ($000)
	Yukiguni Maitake Co. Ltd.	236,544	1,538
	Kyodo Printing Co. Ltd.	67,340	1,533
	Achilles Corp.	143,074	1,532
	Feed One Co. Ltd.	283,389	1,530
	Bank of Saga Ltd.	118,800	1,525
[1]	Studio Alice Co. Ltd.	99,687	1,514
	Nisso Corp.	243,517	1,506
	Futaba Corp.	423,667	1,480
[1]	Taki Chemical Co. Ltd.	50,604	1,473
[1]	GMO GlobalSign Holdings KK	68,742	1,472
	Direct Marketing MiX Inc.	262,868	1,469
	WATAMI Co. Ltd.	229,305	1,455
	Maxvalu Tokai Co. Ltd.	73,932	1,449
	WDB Holdings Co. Ltd.	97,499	1,442
	Digital Holdings Inc.	189,880	1,428
[1]	Inui Global Logistics Co. Ltd.	154,746	1,428
[1]	Kitanotatsujin Corp.	833,661	1,420
	Aruhi Corp.	199,827	1,420
	Nippon Beet Sugar Manufacturing Co. Ltd.	103,066	1,413
	Yorozu Corp.	214,110	1,413
*,1	MedPeer Inc.	194,933	1,402
*	Nippon Coke & Engineering Co. Ltd.	1,793,286	1,401
	Amuse Inc.	112,722	1,394
	Tv Tokyo Holdings Corp.	56,382	1,375
*,1	Open Door Inc.	155,953	1,367
	Tomoku Co. Ltd.	86,790	1,356
	ST Corp.	125,179	1,341
[1]	Ohara Inc.	135,380	1,338
[1]	IR Japan Holdings Ltd.	114,150	1,327
	Arakawa Chemical Industries Ltd.	183,585	1,323
[1]	Kojima Co. Ltd.	283,792	1,322
*,1	TerraSky Co. Ltd.	87,465	1,317
*,1	Net Protections Holdings Inc.	562,700	1,306
	Tsutsumi Jewelry Co. Ltd.	77,299	1,297
[1]	Nakayama Steel Works Ltd.	200,014	1,289
	Kyokuto Securities Co. Ltd.	237,095	1,287
	I-PEX Inc.	136,750	1,284
*	KNT-CT Holdings Co. Ltd.	126,443	1,280
	BrainPad Inc.	194,823	1,280
	FAN Communications Inc.	444,196	1,278
	Yushin Precision Equipment Co. Ltd.	243,860	1,261
	Hito Communications Holdings Inc.	115,333	1,256
[1]	Ministop Co. Ltd.	120,938	1,253
	Kenko Mayonnaise Co. Ltd.	133,285	1,235
	Towa Bank Ltd.	296,187	1,224
	Taisei Lamick Co. Ltd.	56,881	1,215
	Rokko Butter Co. Ltd.	129,988	1,211
[1]	Asahi Co. Ltd.	135,196	1,193
	Nihon Chouzai Co. Ltd.	140,562	1,191
	Pronexus Inc.	159,749	1,188
*	Unitika Ltd.	718,192	1,183
[1]	Kamakura Shinsho Ltd.	237,285	1,179
	Okura Industrial Co. Ltd.	69,058	1,162
*	Atrae Inc.	205,534	1,155
	Nippon Sharyo Ltd.	79,493	1,137
	DKS Co. Ltd.	91,688	1,133
[1]	Sanei Architecture Planning Co. Ltd.	101,681	1,097
	Akatsuki Inc.	73,517	1,093

		Shares	Market Value ($000)
	NEC Capital Solutions Ltd.	47,699	1,089
	Artnature Inc.	195,895	1,078
	Japan Medical Dynamic Marketing Inc.	154,920	1,070
*	Gurunavi Inc.	395,300	1,066
	Shimizu Bank Ltd.	98,379	1,060
	Japan Best Rescue System Co. Ltd.	191,381	1,052
	Fuji Pharma Co. Ltd.	127,597	1,048
	Furukawa Battery Co. Ltd.	143,204	1,025
	Fibergate Inc.	101,146	1,000
	Cleanup Corp.	190,710	993
*,1	FDK Corp.	159,222	991
[1]	Tess Holdings Co. Ltd.	239,000	967
	Nihon Trim Co. Ltd.	42,083	962
*	RPA Holdings Inc.	347,252	954
	Medical Data Vision Co. Ltd.	194,283	952
*	Akebono Brake Industry Co. Ltd.	923,295	949
*,1	Taiko Pharmaceutical Co. Ltd.	381,245	944
	Sekisui Kasei Co. Ltd.	293,806	936
	Corona Corp. Class A	144,195	925
	Fuso Pharmaceutical Industries Ltd.	63,727	925
	Central Sports Co. Ltd.	52,994	894
	Shimojima Co. Ltd.	109,903	847
	Chuo Spring Co. Ltd.	170,725	841
	Yamashin-Filter Corp.	390,196	841
	Oro Co. Ltd.	63,583	840
	Taiho Kogyo Co. Ltd.	136,788	805
[1]	Raccoon Holdings Inc.	158,394	795
	Enigmo Inc.	287,570	793
*	Media Do Co. Ltd.	80,500	769
	Hokkan Holdings Ltd.	76,503	757
[1]	Tokyo Individualized Educational Institute Inc.	213,449	710
*	Gunosy Inc.	169,107	690
[1]	Inaba Seisakusho Co. Ltd.	63,942	689
	Ubicom Holdings Inc.	68,370	688
	V-Cube Inc.	207,248	668
	Takamiya Co. Ltd.	175,861	655
*	KLab Inc.	305,551	643
	Airport Facilities Co. Ltd.	160,960	638
	A&D HOLON Holdings Co. Ltd.	46,600	617
	Linical Co. Ltd.	110,544	614
[1]	Tokyo Base Co. Ltd.	247,069	593
	Robot Home Inc.	425,760	593
	Wowow Inc.	72,440	591
	Gecoss Corp.	88,342	582
	Kanamic Network Co. Ltd.	169,800	558
[1]	Tokyo Rakutenchi Co. Ltd.	19,155	554
*	COOKPAD Inc.	482,400	540
*,1	CHIMNEY Co. Ltd.	53,708	511
	Shibaura Electronics Co. Ltd.	8,100	408
	Yamae Group Holdings Co. Ltd.	15,200	355
	Yamaichi Electronics Co. Ltd.	20,300	326
*	Tess Holdings Co. Ltd. Rights Exp. 8/24/23	190,000	224
			60,644,649
Kuwait (0.2%)
	National Bank of Kuwait SAKP	99,933,279	312,950
	Kuwait Finance House KSCP	120,391,517	309,285
	Mobile Telecommunications Co. KSCP	27,923,039	47,357
*	Agility Public Warehousing Co. KSC	20,750,907	42,554

		Shares	Market Value ($000)
	Boubyan Bank KSCP	17,342,500	34,999
	Mabanee Co. KPSC	8,346,762	23,995
	Gulf Bank KSCP	24,796,294	21,312
	National Industries Group Holding SAK	23,512,314	17,766
	Humansoft Holding Co. KSC	1,308,784	15,339
	Boubyan Petrochemicals Co. KSCP	4,941,802	11,887
*	Kuwait Projects Co. Holding KSCP	26,919,492	11,393
	Warba Bank KSCP	14,422,399	9,908
	Burgan Bank SAK	12,395,689	8,393
	Kuwait Telecommunications Co.	4,085,834	7,782
	Boursa Kuwait Securities Co. KPSC	1,253,088	7,773
	Jazeera Airways Co. KSCP	1,011,147	6,583
	Kuwait International Bank KSCP	11,306,353	6,146
	Salhia Real Estate Co. KSCP	3,788,031	5,856
*	National Real Estate Co. KPSC	13,824,291	4,064
	Integrated Holding Co. KCSC	2,410,865	3,180
*	Alimtiaz Investment Group KSC	11,523,439	2,663
			911,185
Malaysia (0.5%)
	Malayan Banking Bhd.	98,533,068	197,137
	Public Bank Bhd.	189,939,915	175,696
	CIMB Group Holdings Bhd.	105,895,023	130,447
	Tenaga Nasional Bhd.	43,225,350	92,047
	Petronas Chemicals Group Bhd.	37,581,758	57,974
	Press Metal Aluminium Holdings Bhd.	47,014,388	52,572
	IHH Healthcare Bhd.	39,236,602	51,821
	Celcomdigi Bhd.	52,273,580	51,244
	Sime Darby Plantation Bhd.	47,637,469	48,155
	IOI Corp. Bhd.	40,647,238	37,606
	Kuala Lumpur Kepong Bhd.	7,255,144	37,525
	MISC Bhd.	23,321,702	37,183
	Hong Leong Bank Bhd.	8,408,682	36,532
	Axiata Group Bhd.	60,245,335	35,680
	PPB Group Bhd.	8,932,145	33,067
	Gamuda Bhd.	31,527,512	30,063
	Genting Bhd.	30,709,018	29,361
	Petronas Gas Bhd.	7,583,012	28,730
	RHB Bank Bhd.	22,250,269	28,090
	Dialog Group Bhd.	54,483,059	27,812
	Inari Amertron Bhd.	41,072,278	27,516
	AMMB Holdings Bhd.	29,589,220	25,338
	Nestle Malaysia Bhd.	806,470	23,958
	Maxis Bhd.	26,074,261	23,365
	Sime Darby Bhd.	47,456,374	22,966
	Malaysia Airports Holdings Bhd.	14,493,235	22,179
	Genting Malaysia Bhd.	37,663,719	21,725
	Telekom Malaysia Bhd.	15,594,398	17,607
	Petronas Dagangan Bhd.	3,434,540	17,493
	TIME dotCom Bhd.	14,380,885	17,124
	QL Resources Bhd.	13,727,064	16,690
	YTL Corp. Bhd.	63,860,800	16,570
	IJM Corp. Bhd.	42,320,121	14,363
*	Top Glove Corp. Bhd.	70,232,798	14,337
	Yinson Holdings Bhd.	24,613,704	13,920
	My EG Services Bhd.	68,717,462	11,668
[2]	MR DIY Group M Bhd.	35,121,400	11,452
	Fraser & Neave Holdings Bhd.	2,007,408	11,131
	Hong Leong Financial Group Bhd.	2,738,932	11,121

		Shares	Market Value ($000)
	Hartalega Holdings Bhd.	22,565,494	11,019
	Alliance Bank Malaysia Bhd.	13,890,553	10,876
	Bursa Malaysia Bhd.	7,239,708	10,775
	Frontken Corp. Bhd.	13,582,750	9,769
	Pentamaster Corp. Bhd.	7,949,950	9,250
	Westports Holdings Bhd.	11,843,841	9,200
	ViTrox Corp. Bhd.	5,001,900	8,713
	Sunway REIT	25,149,914	8,425
	D&O Green Technologies Bhd.	9,433,300	8,230
	KPJ Healthcare Bhd.	32,115,667	8,198
*	Chin Hin Group Bhd.	8,012,400	7,675
	Malaysian Pacific Industries Bhd.	1,127,200	7,327
	Axis REIT	17,089,700	6,899
	VS Industry Bhd.	34,667,296	6,883
	Genting Plantations Bhd.	5,020,603	6,803
*	PMB Technology Bhd.	7,575,383	6,636
	Scientex Bhd.	7,720,724	6,099
*	Bumi Armada Bhd.	51,931,205	5,996
	CTOS Digital Bhd.	19,025,800	5,908
	Mega First Corp. Bhd.	7,611,530	5,586
	Kossan Rubber Industries Bhd.	17,514,186	5,555
	United Plantations Bhd.	1,531,900	5,427
*	Greatech Technology Bhd.	5,237,400	5,346
	UMW Holdings Bhd.	5,624,000	5,154
	Malaysia Building Society Bhd.	29,205,784	5,051
	British American Tobacco Malaysia Bhd.	2,123,069	4,765
	Bermaz Auto Bhd.	9,705,001	4,414
	Supermax Corp. Bhd.	21,678,543	4,064
*	Dagang NeXchange Bhd.	35,900,700	3,783
	Padini Holdings Bhd.	4,213,045	3,720
	DRB-Hicom Bhd.	10,771,617	3,536
	UWC Bhd.	4,371,400	3,260
	Hibiscus Petroleum Bhd.	15,693,800	3,243
	Sports Toto Bhd.	9,558,019	3,097
*	Berjaya Corp. Bhd.	41,871,161	2,740
	FGV Holdings Bhd.	8,165,200	2,591
	Malaysian Resources Corp. Bhd.	29,857,401	2,517
*	Velesto Energy Bhd.	49,256,112	2,517
	Astro Malaysia Holdings Bhd.	20,518,264	2,435
	SP Setia Bhd. Group	16,371,278	2,288
	Syarikat Takaful Malaysia Keluarga Bhd.	2,858,300	2,207
	UEM Sunrise Bhd.	19,975,455	2,128
	Cahya Mata Sarawak Bhd.	7,558,570	1,778
[2]	Lotte Chemical Titan Holding Bhd.	6,241,047	1,580
	WCT Holdings Bhd.	12,652,477	1,263
*	Hong Seng Consolidated Bhd.	37,093,600	534
*	Sunway Bhd. Warrants Exp. 10/3/24	2,251,901	192
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	12,999,819	72
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	2,634,201	44
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	5,144,856	6
			1,804,839
Mexico (0.8%)
	America Movil SAB de CV Class B	376,958,459	395,080
	Grupo Financiero Banorte SAB de CV	38,595,874	365,814
	Wal-Mart de Mexico SAB de CV	68,819,000	286,496
	Fomento Economico Mexicano SAB de CV	24,361,380	276,100
	Grupo Mexico SAB de CV Class B	42,187,286	219,288
	Grupo Bimbo SAB de CV Class A	29,589,500	153,399

		Shares	Market Value ($000)
*	Cemex SAB de CV	187,408,300	142,361
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,514,963	86,026
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,674,725	75,656
*	Grupo Financiero Inbursa SAB de CV	26,513,032	64,363
	Grupo Elektra SAB de CV	804,033	60,801
	Coca-Cola Femsa SAB de CV	7,046,723	59,488
	Arca Continental SAB de CV	5,890,227	59,011
	Fibra Uno Administracion SA de CV	38,508,949	57,861
	Grupo Carso SAB de CV	6,017,125	47,846
	Gruma SAB de CV Class B	2,595,863	46,566
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,663,568	41,307
	Corp. Inmobiliaria Vesta SAB de CV	10,242,933	37,161
	Grupo Comercial Chedraui SA de CV	6,131,427	35,906
	Grupo Televisa SAB	32,363,932	34,248
	Orbia Advance Corp. SAB de CV	13,094,497	29,708
	Alfa SAB de CV Class A	48,349,687	29,654
[2]	Banco del Bajio SA	9,407,237	28,679
	Promotora y Operadora de Infraestructura SAB de CV	2,758,094	28,571
	Prologis Property Mexico SA de CV	7,205,958	26,694
	Kimberly-Clark de Mexico SAB de CV Class A	11,068,441	25,990
	Regional SAB de CV	3,151,666	24,553
*	Alsea SAB de CV	6,875,821	23,861
*	Industrias Penoles SAB de CV	1,658,407	23,713
	GCC SAB de CV	2,172,995	21,111
[2]	FIBRA Macquarie Mexico	10,641,044	20,647
	TF Administradora Industrial S de RL de CV	9,898,942	20,129
	Becle SAB de CV	7,176,807	18,785
	Gentera SAB de CV	13,434,028	17,425
	Operadora De Sites Mexicanos SAB de CV	16,461,422	16,683
	El Puerto de Liverpool SAB de CV	2,626,278	16,462
	Qualitas Controladora SAB de CV	2,235,512	16,452
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	12,458,712	14,985
	La Comer SAB de CV	5,971,835	14,847
	Bolsa Mexicana de Valores SAB de CV	6,011,466	12,744
	Grupo Aeroportuario del Pacifico SAB de CV ADR	66,344	12,629
*	Cemex SAB de CV ADR	1,493,867	11,383
*,2	Grupo Traxion SAB de CV	4,921,373	10,548
*	Sitios Latinoamerica SAB de CV	23,450,936	10,517
	Megacable Holdings SAB de CV	3,952,692	10,030
	Genomma Lab Internacional SAB de CV Class B	9,954,439	8,923
*,2	Nemak SAB de CV	27,981,746	6,718
	Alpek SAB de CV Class A	4,894,947	5,069
	Concentradora Fibra Danhos SA de CV	3,056,219	4,006
	Grupo Rotoplas SAB de CV	2,198,769	3,535
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	1,805
*	Controladora AXTEL SAB de CV	48,349,687	577
	Sempra	1	—
			3,062,211
Netherlands (2.7%)
	ASML Holding NV	5,275,273	3,778,513
*	Prosus NV	9,474,182	749,478
*,2	Adyen NV	393,812	730,921
	ING Groep NV	46,996,352	685,990
	Koninklijke Ahold Delhaize NV	12,815,079	441,718
	Wolters Kluwer NV	3,332,763	418,515
	Heineken NV	3,740,895	366,164
	ASM International NV	624,913	296,884
[1]	Universal Music Group NV	10,028,063	257,219

		Shares	Market Value ($000)
*	Koninklijke Philips NV	12,334,868	256,240
	DSM-Firmenich AG	2,322,454	256,002
	Akzo Nobel NV	2,321,286	198,581
	ArcelorMittal SA	6,237,276	180,393
	Koninklijke KPN NV	42,873,503	155,127
	Heineken Holding NV	1,774,371	145,454
	NN Group NV	3,765,228	144,340
	Exor NV	1,402,387	131,047
	Aegon NV	23,520,662	127,677
	BE Semiconductor Industries NV	1,036,881	123,802
	IMCD NV	760,511	115,240
[2]	ABN AMRO Bank NV	5,275,657	89,703
	ASR Nederland NV	1,941,598	88,011
	Randstad NV	1,466,092	85,892
[2]	Euronext NV	1,081,930	82,350
	Aalberts NV	1,284,359	57,956
[2]	Signify NV	1,665,230	52,357
*,2	Just Eat Takeaway.com NV	2,726,111	48,906
	JDE Peet's NV	1,613,004	48,680
	Arcadis NV	965,533	42,331
	OCI NV	1,282,239	36,544
	Koninklijke Vopak NV	870,460	32,818
*	InPost SA	2,723,509	32,545
	SBM Offshore NV	2,053,657	29,835
	Allfunds Group plc	4,528,042	29,523
	TKH Group NV	546,236	28,501
*	Galapagos NV	648,702	27,261
*	Fugro NV	1,494,770	26,654
*,1,2	Basic-Fit NV	691,768	23,350
*,1,2	Alfen NV	288,171	19,997
	APERAM SA	599,443	18,918
[2]	CTP NV	1,343,282	18,406
[1]	Corbion NV	776,451	18,247
[1]	AMG Critical Materials NV	419,460	17,150
	Eurocommercial Properties NV	654,220	16,536
	Sligro Food Group NV	510,621	9,858
[1]	PostNL NV	4,824,309	9,797
	Wereldhave NV	531,728	9,501
[1]	Majorel Group Luxembourg SA	276,394	8,830
	Koninklijke BAM Groep NV	3,477,066	8,091
*	TomTom NV	900,553	7,867
	Flow Traders Ltd.	346,192	7,531
	Brunel International NV	489,631	6,816
	NSI NV	236,775	4,980
	Vastned Retail NV	208,339	4,649
[2]	B&S Group Sarl	327,564	1,441
*,1	Ebusco Holding NV	143,859	1,272
	Van Lanschot Kempen NV	22,487	737
*,1,3	SRH NV	672,039	—
			10,613,146
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,645,399	116,723
*	Auckland International Airport Ltd.	15,950,081	83,263
	Spark New Zealand Ltd.	25,282,780	81,399
[1]	Infratil Ltd.	10,889,022	67,351
	Meridian Energy Ltd.	16,748,308	58,785
	Contact Energy Ltd.	10,636,331	54,921
	EBOS Group Ltd.	2,132,029	51,092

		Shares	Market Value ($000)
	Mainfreight Ltd.	1,083,377	45,691
	Mercury NZ Ltd.	9,153,517	37,485
	Fletcher Building Ltd.	10,239,106	35,501
*	a2 Milk Co. Ltd.	9,864,751	33,846
	Ryman Healthcare Ltd.	7,909,402	33,501
	Chorus Ltd.	5,941,346	31,742
	Goodman Property Trust	14,073,737	19,761
	Summerset Group Holdings Ltd.	2,959,440	18,937
	Precinct Properties New Zealand Ltd.	17,368,205	14,511
	SKYCITY Entertainment Group Ltd.	10,059,693	14,123
	Kiwi Property Group Ltd.	19,822,464	11,706
	Freightways Group Ltd.	2,193,286	11,667
	Genesis Energy Ltd.	6,589,530	11,098
*	Air New Zealand Ltd.	19,502,969	9,576
	Vital Healthcare Property Trust	6,146,701	9,050
	Heartland Group Holdings Ltd.	7,741,688	8,657
	Vector Ltd.	3,204,753	8,062
	Argosy Property Ltd.	10,295,603	7,802
	Skellerup Holdings Ltd.	2,485,592	6,889
	Stride Property Group	6,453,899	6,133
	KMD Brands Ltd.	6,671,051	3,772
	SKY Network Television Ltd.	1,858,249	2,885
	Scales Corp. Ltd.	1,284,262	2,642
*,1	Synlait Milk Ltd.	1,199,647	1,211
	Fletcher Building Ltd. (XASX)	312,070	1,084
*	Pacific Edge Ltd.	8,941,015	744
			901,610
Norway (0.6%)
	Equinor ASA	12,295,875	376,112
	DNB Bank ASA	13,688,856	282,093
	Norsk Hydro ASA	17,804,112	116,607
	Aker BP ASA	4,121,779	115,462
	Mowi ASA	5,939,558	104,417
	Telenor ASA	8,439,083	90,340
	Yara International ASA	2,179,554	89,017
	Orkla ASA	10,206,009	80,534
	Storebrand ASA	6,234,653	54,497
	TOMRA Systems ASA	3,133,194	48,285
	Kongsberg Gruppen ASA	1,004,739	43,597
	Subsea 7 SA	3,180,928	42,749
	Salmar ASA	868,040	40,102
	Bakkafrost P/F	680,364	39,593
*	Nordic Semiconductor ASA	2,521,481	37,133
	Gjensidige Forsikring ASA	2,283,248	36,044
	SpareBank 1 SR-Bank ASA	2,464,933	31,814
*,1	NEL ASA	21,046,753	28,545
*	Adevinta ASA	3,663,643	27,100
	Schibsted ASA Class A	1,216,793	26,068
*,1	Borr Drilling Ltd.	3,038,012	25,914
*,1,2	AutoStore Holdings Ltd.	9,482,853	23,649
	SpareBank 1 SMN	1,676,211	23,490
	TGS ASA	1,614,356	21,547
	Borregaard ASA	1,311,726	21,408
	Schibsted ASA Class B	1,087,971	21,334
	Aker ASA Class A	315,645	20,071
	Hafnia Ltd.	3,223,966	17,523
*	Kahoot! ASA	5,011,433	17,239
	Var Energi ASA	5,422,790	16,595

		Shares	Market Value ($000)
	Aker Solutions ASA	3,583,332	15,929
	Veidekke ASA	1,375,908	15,513
	Atea ASA	1,070,873	14,543
	Leroy Seafood Group ASA	3,436,948	14,299
[2]	Scatec ASA	1,577,946	13,189
	FLEX LNG Ltd.	373,437	11,843
*,2	Crayon Group Holding ASA	1,075,177	11,448
[2]	Europris ASA	1,874,267	11,370
[2]	BW LPG Ltd.	1,040,690	11,138
	MPC Container Ships ASA	5,147,797	9,604
	Wallenius Wilhelmsen ASA	1,374,455	9,544
	Austevoll Seafood ASA	1,174,990	8,822
[2]	Elkem ASA	3,658,012	8,678
	DNO ASA	7,272,820	7,889
	Stolt-Nielsen Ltd.	297,677	7,360
[2]	Entra ASA	724,551	7,067
*	Aker Carbon Capture ASA	4,493,530	6,816
	Bonheur ASA	260,906	6,557
	Grieg Seafood ASA	756,599	5,452
	Hoegh Autoliners ASA	887,415	5,129
	Sparebank 1 Oestlandet	363,919	4,573
*	Hexagon Composites ASA	1,396,585	4,167
*	BW Energy Ltd.	1,339,500	3,980
	BW Offshore Ltd.	1,174,994	3,218
	Arendals Fossekompani ASA	142,786	2,376
	Protector Forsikring ASA	138,902	2,269
*,1	Aker Horizons ASA	2,953,629	1,726
*,1	Hexagon Purus ASA	479,332	976
	Wilh Wilhelmsen Holding ASA Class A	32,459	886
			2,145,240
Other (0.2%)[5]
[6]	Vanguard FTSE Emerging Markets ETF	15,737,296	677,805
Pakistan (0.0%)
*	Lucky Cement Ltd.	2,482,436	5,094
	Hub Power Co. Ltd.	13,210,246	3,949
	Engro Corp. Ltd.	3,880,786	3,436
	MCB Bank Ltd.	6,443,098	3,312
	Pakistan Oilfields Ltd.	1,913,137	2,952
	Fauji Fertilizer Co. Ltd.	8,388,244	2,944
	Habib Bank Ltd.	8,451,327	2,868
	Oil & Gas Development Co. Ltd.	7,825,388	2,690
	Pakistan State Oil Co. Ltd.	4,810,602	2,306
	United Bank Ltd.	4,284,561	2,268
*	TRG Pakistan	5,938,450	2,179
	Engro Fertilizers Ltd.	7,208,646	2,063
	Pakistan Petroleum Ltd.	7,602,144	2,058
	Millat Tractors Ltd.	1,346,175	1,855
	Systems Ltd.	513,072	795
	DG Khan Cement Co. Ltd.	2,007,033	389
*	Searle Co. Ltd.	955,991	155
*	National Bank of Pakistan	750,281	65
			41,378
Philippines (0.2%)
	SM Prime Holdings Inc.	143,509,536	87,318
	BDO Unibank Inc.	31,758,443	83,987
	International Container Terminal Services Inc.	14,787,870	58,442
	Bank of the Philippine Islands	24,686,309	51,475

		Shares	Market Value ($000)
	Ayala Land Inc.	100,627,300	50,249
	Ayala Corp.	4,328,022	48,510
	JG Summit Holdings Inc.	40,251,952	31,583
	PLDT Inc.	1,230,770	29,370
	Universal Robina Corp.	11,804,690	26,399
	Metropolitan Bank & Trust Co.	23,753,203	25,966
	Jollibee Foods Corp.	5,516,520	25,623
	Manila Electric Co.	3,502,905	22,720
	Globe Telecom Inc.	417,392	14,596
[2]	Monde Nissin Corp.	96,250,270	14,338
	Metro Pacific Investments Corp.	152,641,593	13,536
	Aboitiz Power Corp.	20,373,762	13,381
	GT Capital Holdings Inc.	1,264,802	12,557
	Emperador Inc.	32,876,775	12,533
	Alliance Global Group Inc.	49,144,276	11,133
*	Bloomberry Resorts Corp.	43,545,240	9,403
	DMCI Holdings Inc.	53,473,238	9,353
	San Miguel Corp.	4,665,299	9,247
*	ACEN Corp.	95,999,340	9,126
	Security Bank Corp.	6,001,522	9,076
	Semirara Mining & Power Corp. Class A	15,689,762	8,244
	Wilcon Depot Inc.	18,538,908	7,715
	Robinsons Retail Holdings Inc.	7,486,811	7,438
	Robinsons Land Corp.	24,246,633	6,626
	Puregold Price Club Inc.	12,517,221	6,611
	LT Group Inc.	35,371,100	6,185
*	Converge Information & Communications Technology Solutions Inc.	32,806,937	6,037
	Century Pacific Food Inc.	12,542,036	5,944
	Megaworld Corp.	149,636,399	5,588
	Manila Water Co. Inc.	15,220,367	5,294
	RL Commercial REIT Inc.	48,978,699	4,726
	D&L Industries Inc.	35,282,810	4,644
	AREIT Inc.	7,336,773	4,436
	First Gen Corp.	5,589,768	2,067
*	Cebu Air Inc.	2,155,050	1,472
	Filinvest Land Inc.	23,668,522	297
	Vista Land & Lifescapes Inc.	7,213,988	206
*,3	Energy Development Corp. China Inc.	41,300	5
			763,456
Poland (0.2%)
*	ORLEN SA	7,699,374	137,230
	Powszechna Kasa Oszczednosci Bank Polski SA	11,410,619	115,773
	Powszechny Zaklad Ubezpieczen SA	7,470,191	75,546
*,2	Dino Polska SA	641,904	71,482
	Bank Polska Kasa Opieki SA	2,101,489	62,053
	KGHM Polska Miedz SA	1,816,645	56,183
*,2	Allegro.eu SA	6,059,643	53,425
	LPP SA	14,772	50,815
*	Santander Bank Polska SA	396,863	39,373
[1]	CD Projekt SA	865,415	35,308
*	KRUK SA	231,754	25,300
*	PGE Polska Grupa Energetyczna SA	11,724,583	24,938
*	mBank SA	172,826	20,630
*	Alior Bank SA	1,294,449	18,750
*,2	Pepco Group NV	1,985,803	17,112
	Orange Polska SA	8,698,771	16,012
	Asseco Poland SA	707,050	14,086
*	Bank Millennium SA	8,239,340	13,471

		Shares	Market Value ($000)
	Cyfrowy Polsat SA	3,218,059	12,968
*	Tauron Polska Energia SA	12,554,407	11,671
[1]	Bank Handlowy w Warszawie SA	414,876	9,315
*	Enea SA	3,481,233	7,652
*	AmRest Holdings SE	1,036,235	7,224
*,1	Jastrzebska Spolka Weglowa SA	689,116	7,040
*,1	CCC SA	507,624	6,585
	Warsaw Stock Exchange	518,381	4,919
*,1	Grupa Azoty SA	666,919	4,486
*	Grupa Kety SA	15,602	2,699
	Ciech SA	141,873	1,697
*	Kernel Holding SA	275,866	936
*,3	CAPITEA SA	560,985	525
			925,204
Portugal (0.1%)
	EDP - Energias de Portugal SA	40,096,466	187,324
	Jeronimo Martins SGPS SA	3,656,474	99,550
	Galp Energia SGPS SA	6,766,654	89,926
	EDP Renovaveis SA	3,304,128	63,112
*	Banco Comercial Portugues SA	103,056,226	28,145
	REN - Redes Energeticas Nacionais SGPS SA	5,093,278	13,908
	Sonae SGPS SA	11,882,714	12,920
	NOS SGPS SA	3,144,318	11,939
	Navigator Co. SA	3,287,184	11,522
	CTT-Correios de Portugal SA	2,068,778	8,166
*,1	Greenvolt-Energias Renovaveis SA	915,248	6,395
	Corticeira Amorim SGPS SA	396,437	4,493
[1]	Altri SGPS SA	897,564	4,221
	Semapa-Sociedade de Investimento e Gestao	183,875	2,668
			544,289
Qatar (0.2%)
	Qatar National Bank QPSC	59,257,900	276,450
	Qatar Islamic Bank SAQ	24,027,450	139,624
	Industries Qatar QSC	21,267,527	77,889
	Commercial Bank PSQC	45,015,974	77,326
	Masraf Al Rayan QSC	82,838,755	57,129
	Qatar International Islamic Bank QSC	15,662,039	44,658
	Qatar Gas Transport Co. Ltd.	36,401,797	42,151
	Qatar Fuel QSC	7,832,138	36,150
	Ooredoo QPSC	11,006,808	34,569
	Mesaieed Petrochemical Holding Co.	57,888,144	31,041
	Qatar Electricity & Water Co. QSC	6,047,922	30,131
	Barwa Real Estate Co.	28,570,454	22,052
	Qatar Navigation QSC	7,431,590	21,434
	Doha Bank QPSC	31,446,695	14,943
	Qatar Aluminum Manufacturing Co.	35,937,464	13,342
	Vodafone Qatar QSC	21,344,657	11,362
	United Development Co. QSC	21,697,445	7,270
	Gulf International Services QSC	12,451,497	7,085
*	Ezdan Holding Group QSC	20,333,212	6,371
	Medicare Group	3,067,567	5,310
	Al Meera Consumer Goods Co. QSC	1,300,675	5,113
	Dukhan Bank	997,335	1,133
			962,533
Romania (0.0%)
*	Banca Transilvania SA	8,591,470	39,430

		Shares	Market Value ($000)
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,042,737	26,072
	OMV Petrom SA	206,820,144	24,887
	Societatea Nationala Nuclearelectrica SA	670,708	6,731
	One United Properties SA	21,781,520	4,523
*	MED Life SA	956,265	4,090
*	Teraplast SA	15,627,857	1,747
			107,480
Russia (0.0%)
*,3	Sberbank of Russia PJSC	131,579,417	—
*,3	Mechel PJSC ADR	691,625	—
*,3	Mobile TeleSystems PJSC ADR	2,547,828	—
*,3	Surgutneftegas PJSC ADR	16,584	—
*,3	Sistema PJSFC GDR	697	—
*,3	Novatek PJSC GDR	7,017	—
*,3	Novolipetsk Steel PJSC GDR	977,419	—
*,3	Unipro PJSC	159,150,678	—
*,3	Severstal PAO GDR	543,443	—
*,3	Magnit PJSC GDR	3	—
*,3	PhosAgro PJSC	452,919	—
*,3	Mechel PJSC Preference Shares	1,017,064	—
*,3	OGK-2 PJSC	282,563,407	—
*,3	Polyus PJSC	50,544	—
*,3	Raspadskaya OJSC	802,310	—
*,3	TGC-1 PJSC	7,192,136,259	—
*,3	RusHydro PJSC	1,558,337,672	—
*,3	Aeroflot PJSC	13,516,903	—
*,3	Rostelecom PJSC	12,792,702	—
*,3	Mechel PJSC	1,344,496	—
*,3	Tatneft PJSC	15,352,037	—
*,3	Rosseti Lenenergo PJSC Preference Shares	912,167	—
*,3	Novolipetsk Steel PJSC	5,216,652	—
*,3	Mobile TeleSystems PJSC	6,090,423	—
*,3	Magnit PJSC	959,764	—
*,3	Novatek PJSC	13,650,994	—
*,3	Gazprom PJSC	135,012,958	—
*,3	Mosenergo PJSC	75,973,956	—
*,3	Transneft PJSC Preference Shares	20,177	—
*,3	Federal Grid Co. - Rosseti PJSC (Registered)	6,617,393,674	—
*,3	LUKOIL PJSC	4,927,110	—
*,3	M.Video PJSC	692,424	—
*,3	Rosneft Oil Co. PJSC	15,028,017	—
*,3	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
*,3	Tatneft PJSC Preference Shares	1,942,172	—
*,3	VTB Bank PJSC	65,333,888,711	—
*,3	MMC Norilsk Nickel PJSC	643,469	—
*,3	Inter RAO UES PJSC	463,184,131	—
*,3	EL5-ENERO PJSC	162,490,090	—
*,3	Bashneft PJSC	215,214	—
*,3	Sistema PJSFC	38,039,921	—
*,3	Severstal PAO	1,964,967	—
*,3	Surgutneftegas PJSC	89,794,608	—
*,3	Surgutneftegas PJSC Preference Shares	101,260,284	—
*,3	Alrosa PJSC	32,391,627	—
*,3	Moscow Exchange MICEX-RTS PJSC	18,622,385	—
*,2,3	Detsky Mir PJSC	6,909,739	—
*,3	MMC Norilsk Nickel PJSC ADR	21,237	—
*,3	Polyus PJSC GDR	618,167	—

		Shares	Market Value ($000)
*,3	Tatneft PJSC ADR	601,213	—
*,3	LSR Group PJSC Class A	25,742	—
*,3	United Co. RUSAL International PJSC	32,707,076	—
*,3	Tatneft PJSC ADR (OOTC)	74,923	—
*,3	Credit Bank of Moscow PJSC	170,771,500	—
*,3	Sovcomflot PJSC	2,097,559	—
*,3	Novorossiysk Commercial Sea Port PJSC	35,580,873	—
*,3	Cherkizovo Group PJSC	16,416	—
*,3	Samolet Group	109,996	—
*,3	Bank St. Petersburg PJSC	314,414	—
*,3	IDGC of Centre & Volga Region PJSC	45,593,366	—
*,2,3	Segezha Group PJSC	16,822,200	—
*,3	PhosAgro PJSC GDR	8,608	—
			—
Saudi Arabia (1.1%)
	Al Rajhi Bank	26,214,688	521,084
	Saudi National Bank	38,979,807	400,549
[2]	Saudi Arabian Oil Co.	41,221,970	356,231
	Saudi Basic Industries Corp.	12,020,360	274,719
	Saudi Telecom Co.	23,977,888	271,134
*	Saudi Arabian Mining Co.	16,216,080	192,004
	Riyad Bank	19,686,792	166,896
	Alinma Bank	13,088,749	129,049
	Saudi Awwal Bank	12,706,442	128,892
	SABIC Agri-Nutrients Co.	3,111,622	119,593
	Banque Saudi Fransi	7,871,939	89,364
	ACWA Power Co.	1,779,907	87,492
	Dr Sulaiman Al Habib Medical Services Group Co.	1,117,764	86,109
	Bank AlBilad	6,561,377	76,484
	Arab National Bank	8,929,800	63,401
	Etihad Etisalat Co.	5,040,572	62,940
	Saudi Electricity Co.	10,424,053	62,360
	Elm Co.	341,534	61,908
	Almarai Co. JSC	3,358,236	61,670
	Sahara International Petrochemical Co.	4,762,831	48,061
	Bupa Arabia for Cooperative Insurance Co.	989,749	45,523
	Yanbu National Petrochemical Co.	3,655,772	44,666
	Mouwasat Medical Services Co.	634,168	42,404
	Savola Group	3,496,785	39,415
	Saudi Tadawul Group Holding Co.	636,618	34,169
	Saudi Industrial Investment Group	4,944,063	32,940
	Arabian Internet & Communications Services Co.	335,523	32,617
	Jarir Marketing Co.	7,848,420	32,431
*	Saudi Kayan Petrochemical Co.	9,799,778	32,017
*	Dar Al Arkan Real Estate Development Co.	7,043,750	31,785
	Saudi Investment Bank	6,543,727	31,219
	Co. for Cooperative Insurance	815,032	31,021
	Saudi Aramco Base Oil Co.	692,627	27,369
	Bank Al-Jazira	5,356,014	26,233
	Dallah Healthcare Co.	527,349	24,795
	Nahdi Medical Co.	519,441	24,070
	Abdullah Al Othaim Markets Co.	5,883,870	23,175
*	Saudi Research & Media Group	429,857	21,454
	Mobile Telecommunications Co. Saudi Arabia	5,833,187	20,867
	Power & Water Utility Co. for Jubail & Yanbu	1,004,947	20,754
	Advanced Petrochemical Co.	1,692,382	20,544
	Saudia Dairy & Foodstuff Co.	207,818	19,649
	Saudi Airlines Catering Co.	526,779	17,412

		Shares	Market Value ($000)
*	Arabian Drilling Co.	357,582	16,827
*	National Industrialization Co.	4,339,294	16,324
	Al Hammadi Holding	1,031,788	16,166
	Aldrees Petroleum & Transport Services Co.	486,542	15,493
	Saudi Cement Co.	1,005,384	15,385
*	Rabigh Refining & Petrochemical Co.	5,486,862	15,219
*	Seera Group Holding	1,959,428	15,035
	Leejam Sports Co. JSC	339,273	13,348
*	Emaar Economic City	5,542,902	13,302
	Arabian Centres Co. Ltd.	2,111,213	12,880
	Yamama Cement Co.	1,331,692	12,761
	Southern Province Cement Co.	926,777	12,199
	Astra Industrial Group	483,429	11,457
	United Electronics Co.	515,999	11,210
	Yanbu Cement Co.	1,025,824	10,934
	Al-Dawaa Medical Services Co.	396,377	10,742
	National Medical Care Co.	296,424	10,733
	Qassim Cement Co.	578,794	10,642
*	Saudi Ground Services Co.	1,164,509	9,813
*	Middle East Healthcare Co.	566,357	9,739
	Al Masane Al Kobra Mining Co.	422,757	9,116
*	National Agriculture Development Co.	668,591	8,903
	United International Transportation Co.	476,243	8,776
	National Gas & Industrialization Co.	486,572	8,685
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	790,730	8,349
	Jadwa REIT Saudi Fund	2,169,391	7,228
	BinDawood Holding Co.	3,882,510	7,096
	Saudi Chemical Co. Holding	5,612,320	6,957
	Arabian Cement Co.	664,126	6,921
	Eastern Province Cement Co.	540,784	6,521
*	Saudi Real Estate Co.	1,783,734	6,390
	Arriyadh Development Co.	1,146,483	6,125
	City Cement Co.	922,357	5,604
	Riyadh Cables Group Co.	316,206	5,390
	Saudi Ceramic Co.	544,615	4,412
*	Dur Hospitality Co.	553,591	4,120
	Najran Cement Co.	1,156,847	4,083
*	Saudi Public Transport Co.	827,655	3,915
	Bawan Co.	399,866	3,844
	Northern Region Cement Co.	1,195,425	3,631
*	Methanol Chemicals Co.	440,406	2,875
*	Sinad Holding Co.	790,535	2,667
	Arabian Contracting Services Co.	48,995	2,584
	Herfy Food Services Co.	255,467	2,530
*	Zamil Industrial Investment Co.	385,321	2,482
*	Al Jouf Cement Co.	732,810	2,394
	Hail Cement Co.	696,664	2,346
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	656,149	2,343
*	Tabuk Cement Co.	536,351	2,256
*	Fawaz Abdulaziz Al Hokair & Co.	510,318	2,104
			4,347,325
Singapore (0.9%)
	DBS Group Holdings Ltd.	24,221,061	624,832
	Oversea-Chinese Banking Corp. Ltd.	46,884,144	469,205
	United Overseas Bank Ltd.	16,500,693	374,293
	Singapore Telecommunications Ltd.	100,374,516	201,358
	CapitaLand Integrated Commercial Trust	67,700,219	103,939
	Keppel Corp. Ltd.	18,572,452	103,137

		Shares	Market Value ($000)
[1]	Singapore Airlines Ltd.	17,099,556	96,869
	CapitaLand Ascendas REIT	45,526,127	96,271
	CapitaLand Investment Ltd.	34,048,625	87,147
	Wilmar International Ltd.	28,034,055	81,460
	Singapore Exchange Ltd.	10,895,043	79,641
*	Seatrium Ltd.	549,382,207	58,227
	Singapore Technologies Engineering Ltd.	20,336,103	57,094
	Mapletree Logistics Trust	44,372,687	56,410
	Genting Singapore Ltd.	76,938,382	54,421
	Sembcorp Industries Ltd.	12,038,917	49,352
	Mapletree Industrial Trust	25,388,703	42,782
	Venture Corp. Ltd.	3,482,861	39,265
	Mapletree Pan Asia Commercial Trust	30,491,513	37,871
	UOL Group Ltd.	6,703,759	35,471
	Frasers Logistics & Commercial Trust	38,133,528	35,019
	City Developments Ltd.	6,241,420	34,729
	Jardine Cycle & Carriage Ltd.	1,319,522	34,057
	Keppel DC REIT	17,352,388	28,598
	Suntec REIT	28,520,009	27,675
	ComfortDelGro Corp. Ltd.	27,418,104	26,004
	NetLink NBN Trust	38,383,929	24,828
	Frasers Centrepoint Trust	14,959,631	24,429
*	SATS Ltd.	11,298,261	23,793
	CapitaLand Ascott Trust	28,198,386	23,751
	ESR-LOGOS REIT	81,333,936	21,095
	Keppel REIT	28,985,467	19,844
	Keppel Infrastructure Trust	49,440,439	18,944
	Olam Group Ltd.	15,130,655	14,928
	Parkway Life REIT	4,836,726	14,116
	Lendlease Global Commercial REIT	25,955,344	13,275
	Raffles Medical Group Ltd.	12,533,695	13,207
	Hutchison Port Holdings Trust	65,511,860	12,127
	CapitaLand China Trust	15,169,019	11,875
	PARAGON REIT	15,994,187	11,492
	Capitaland India Trust	12,849,113	11,016
	AEM Holdings Ltd.	3,659,310	10,380
	CDL Hospitality Trusts	11,534,368	10,324
[1]	AIMS APAC REIT	9,104,351	8,564
[1]	iFAST Corp. Ltd.	1,986,531	8,456
	First Resources Ltd.	6,846,437	7,779
	Singapore Post Ltd.	18,752,094	7,052
	Sheng Siong Group Ltd.	5,664,362	6,987
	Cromwell European REIT	3,906,569	6,916
	Starhill Global REIT	17,178,369	6,652
	OUE Commercial REIT	27,139,046	6,325
	Far East Hospitality Trust	11,781,183	5,713
	StarHub Ltd.	6,922,757	5,414
	SIA Engineering Co. Ltd.	2,872,141	5,295
	UMS Holdings Ltd.	5,994,696	4,961
	Hour Glass Ltd.	3,068,976	4,799
	Digital Core REIT Management Pte. Ltd.	8,657,767	4,333
	Keppel Pacific Oak US REIT	10,750,306	3,547
	Riverstone Holdings Ltd.	7,224,299	3,400
[1]	First REIT	15,850,033	3,098
	Silverlake Axis Ltd.	10,580,209	2,308
	Manulife US REIT	21,233,261	2,229
[1]	Nanofilm Technologies International Ltd.	2,399,470	2,058
	Bumitama Agri Ltd.	3,846,191	1,650

		Shares	Market Value ($000)
	Prime US REIT	8,395,338	1,528
*	COSCO SHIPPING International Singapore Co. Ltd.	12,398,926	1,428
*	Yoma Strategic Holdings Ltd.	15,880,437	1,194
*,1	Golden Energy & Resources Ltd.	7,319,600	991
*,1,3	Ezra Holdings Ltd.	20,298,532	168
*,3	Eagle Hospitality Trust	11,225,800	—
			3,327,396
South Africa (0.9%)
	Naspers Ltd.	2,511,549	493,487
	FirstRand Ltd.	66,856,453	271,964
	Standard Bank Group Ltd.	17,892,295	190,924
	MTN Group Ltd.	24,122,470	189,017
	Gold Fields Ltd.	11,763,376	182,440
	AngloGold Ashanti Ltd.	5,599,711	124,200
	Absa Group Ltd.	11,058,984	117,208
	Capitec Bank Holdings Ltd.	1,134,820	113,836
	Sasol Ltd.	7,736,998	108,025
	Bid Corp. Ltd.	4,447,848	105,275
	Shoprite Holdings Ltd.	6,467,313	93,417
	Sanlam Ltd.	23,391,978	86,255
	Nedbank Group Ltd.	6,429,914	84,490
	Impala Platinum Holdings Ltd.	11,204,625	80,932
	Sibanye Stillwater Ltd.	37,273,337	70,835
	Bidvest Group Ltd.	4,542,463	70,417
*	Discovery Ltd.	7,103,723	62,876
	Remgro Ltd.	6,776,804	60,932
	Woolworths Holdings Ltd.	12,323,035	55,035
	Aspen Pharmacare Holdings Ltd.	4,950,715	53,127
	Vodacom Group Ltd.	7,985,810	52,731
	Clicks Group Ltd.	3,245,452	50,898
	Reinet Investments SCA	1,804,862	43,646
*	Northam Platinum Holdings Ltd.	4,928,644	41,694
	NEPI Rockcastle NV	6,625,710	39,847
	Anglo American Platinum Ltd.	753,620	37,665
[1]	Old Mutual Ltd. (AQXE)	44,459,392	32,200
	Growthpoint Properties Ltd.	45,308,589	32,168
	Harmony Gold Mining Co. Ltd.	7,256,783	31,334
	Mr Price Group Ltd.	3,389,100	29,839
	Exxaro Resources Ltd.	3,196,976	28,994
[2]	Pepkor Holdings Ltd.	27,427,409	26,688
	Foschini Group Ltd.	4,273,895	25,898
	OUTsurance Group Ltd.	11,187,062	24,147
	Investec Ltd.	3,798,429	23,725
	Life Healthcare Group Holdings Ltd.	18,308,086	21,389
	MultiChoice Group	4,082,779	20,186
	Kumba Iron Ore Ltd.	721,565	19,793
	Truworths International Ltd.	4,875,222	19,592
	Tiger Brands Ltd.	2,096,143	18,736
	Momentum Metropolitan Holdings	16,882,737	17,889
	Redefine Properties Ltd.	89,830,456	17,841
	AVI Ltd.	4,382,112	17,456
	Sappi Ltd.	7,531,045	16,220
	African Rainbow Minerals Ltd.	1,422,963	16,061
[1]	SPAR Group Ltd.	2,542,811	15,341
	Netcare Ltd.	19,152,919	14,996
	Motus Holdings Ltd.	1,985,568	11,718
	Old Mutual Ltd.	16,020,856	11,670
	Thungela Resources Ltd. (XLON)	1,545,439	11,623

		Shares	Market Value ($000)
	Barloworld Ltd.	2,463,950	11,552
*	Fortress Real Estate Investments Ltd. Class A (XJSE)	14,684,826	10,574
	Resilient REIT Ltd.	4,148,504	10,028
[1]	Pick n Pay Stores Ltd.	4,590,652	9,908
	Super Group Ltd.	4,794,371	9,204
	Santam Ltd.	525,322	8,715
	Vukile Property Fund Ltd.	11,510,816	8,436
	MAS plc	6,707,159	7,851
	Hyprop Investments Ltd.	4,268,998	7,614
*	Omnia Holdings Ltd.	2,306,288	7,604
	AECI Ltd.	1,401,089	7,392
[2]	Dis-Chem Pharmacies Ltd.	4,895,792	7,043
	Ninety One Ltd.	3,080,461	6,713
	DRDGOLD Ltd.	6,066,626	6,668
	Reunert Ltd.	1,939,060	6,529
	Coronation Fund Managers Ltd.	3,466,265	6,372
*	Telkom SA SOC Ltd.	3,796,932	6,251
	Equites Property Fund Ltd.	9,688,686	6,146
	JSE Ltd.	1,156,483	5,929
	DataTec Ltd.	2,569,945	5,063
	KAP Ltd.	32,287,058	4,865
	Sun International Ltd.	2,314,168	4,582
	Tsogo Sun Ltd.	6,415,418	4,496
	Astral Foods Ltd.	484,185	4,418
*	Wilson Bayly Holmes-Ovcon Ltd.	696,400	4,220
	Attacq Ltd.	8,734,292	4,185
*	Fortress Real Estate Investments Ltd. Class B (XJSE)	14,360,664	4,078
	Curro Holdings Ltd.	6,531,294	3,152
	Adcock Ingram Holdings Ltd.	970,962	3,004
	Investec Property Fund Ltd.	6,708,556	2,976
	Transaction Capital Ltd.	7,625,770	2,887
	Raubex Group Ltd.	1,947,961	2,837
	SA Corporate Real Estate Ltd.	25,538,798	2,687
	Thungela Resources Ltd.	269,171	2,017
	Emira Property Fund Ltd.	3,747,207	1,727
	Cashbuild Ltd.	173,344	1,570
*	Blue Label Telecoms Ltd.	6,968,860	1,301
			3,597,271
South Korea (3.6%)
	Samsung Electronics Co. Ltd.	63,275,062	3,464,478
	SK Hynix Inc.	7,198,487	697,138
	POSCO Holdings Inc.	997,891	502,819
	Samsung Electronics Co. Ltd. Preference Shares	11,017,960	496,257
	Samsung SDI Co. Ltd.	702,193	366,548
	NAVER Corp.	1,914,763	341,148
	LG Chem Ltd.	623,607	317,233
	Hyundai Motor Co.	1,833,232	281,866
[1]	Ecopro Co. Ltd.	255,067	241,617
	Kia Corp.	3,340,509	216,797
	KB Financial Group Inc.	5,163,324	206,798
*,1	LG Energy Solution Ltd.	461,230	202,633
[1]	Ecopro BM Co. Ltd.	609,223	200,391
	Shinhan Financial Group Co. Ltd.	6,413,432	176,519
[1]	Celltrion Inc.	1,468,558	168,954
	Kakao Corp.	4,047,268	162,931
[1]	POSCO Future M Co. Ltd.	378,785	156,708
	Hyundai Mobis Co. Ltd.	827,675	151,230
*,2	Samsung Biologics Co. Ltd.	242,251	145,464

		Shares	Market Value ($000)
	LG Electronics Inc.	1,458,995	124,192
*	SK Innovation Co. Ltd.	701,177	118,933
	Hana Financial Group Inc.	3,839,985	118,331
	KT&G Corp.	1,420,285	91,904
	Samsung C&T Corp.	1,117,340	90,528
	Samsung Electro-Mechanics Co. Ltd.	741,187	84,554
	Samsung Fire & Marine Insurance Co. Ltd.	434,663	83,084
	LG Corp.	1,197,312	78,381
*	Doosan Enerbility Co. Ltd.	5,646,350	77,502
[1]	Woori Financial Group Inc.	8,423,283	76,982
[1]	Celltrion Healthcare Co. Ltd.	1,313,138	67,839
[1]	L&F Co. Ltd.	328,488	66,389
*	Samsung Heavy Industries Co. Ltd.	8,717,955	61,790
*	Samsung Engineering Co. Ltd.	2,091,188	60,659
[1]	KakaoBank Corp.	2,853,832	58,215
	SK Inc.	478,097	57,307
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	572,211	55,388
	Samsung Life Insurance Co. Ltd.	988,488	54,078
[1]	HMM Co. Ltd.	3,886,105	53,341
*,1	Krafton Inc.	393,878	53,094
	Meritz Financial Group Inc.	1,365,542	52,724
	Korea Zinc Co. Ltd.	135,435	52,465
*	HYBE Co. Ltd.	241,807	49,797
*,1	Kum Yang Co. Ltd.	392,218	49,084
	Samsung SDS Co. Ltd.	480,865	48,410
	Korean Air Lines Co. Ltd.	2,469,742	47,672
	Hyundai Motor Co. Preference Shares (XKRX)	549,646	46,751
*	SK Square Co. Ltd.	1,310,034	45,610
	NCSoft Corp.	209,096	45,363
[1]	Posco International Corp.	628,321	44,462
	Hanwha Aerospace Co. Ltd.	457,175	43,861
*	Korea Electric Power Corp.	2,816,460	42,438
	LG H&H Co. Ltd.	125,386	42,070
*	Hanwha Solutions Corp.	1,378,324	40,908
	Yuhan Corp.	700,789	40,096
[1]	JYP Entertainment Corp.	362,575	38,818
	LG Innotek Co. Ltd.	186,426	38,656
*	CosmoAM&T Co. Ltd.	268,001	38,215
	Amorepacific Corp.	411,471	36,344
[1]	Korea Aerospace Industries Ltd.	932,017	35,984
	LG Chem Ltd. Preference Shares	113,770	35,062
	DB Insurance Co. Ltd.	590,216	34,900
*,1	HLB Inc.	1,349,719	34,806
	Hyundai Glovis Co. Ltd.	245,050	33,508
	S-Oil Corp.	546,268	32,112
	Hyundai Steel Co.	1,115,281	31,617
*	LG Display Co. Ltd.	2,974,894	31,454
	HD Hyundai Co. Ltd.	617,418	29,816
	Doosan Bobcat Inc.	649,111	29,776
	Hankook Tire & Technology Co. Ltd.	976,057	29,605
	Industrial Bank of Korea	3,606,757	29,404
[1]	Lotte Chemical Corp.	242,355	28,637
*,1,2	SK IE Technology Co. Ltd.	339,465	28,605
	Hyundai Engineering & Construction Co. Ltd.	942,978	27,676
*,1	HD Hyundai Heavy Industries Co. Ltd.	249,620	27,365
[1]	Orion Corp.	287,888	25,624
	Mirae Asset Securities Co. Ltd.	4,485,645	24,385
[1]	Hotel Shilla Co. Ltd.	410,995	24,280

		Shares	Market Value ($000)
*,1	SK Biopharmaceuticals Co. Ltd.	376,727	24,056
	Coway Co. Ltd.	745,721	23,965
*,1	Hyundai Rotem Co. Ltd.	965,331	23,743
[1]	CJ CheilJedang Corp.	107,856	23,677
	Samsung Securities Co. Ltd.	836,917	23,568
*,1	Hanwha Ocean Co. Ltd.	635,050	23,323
	Hanmi Semiconductor Co. Ltd.	585,099	22,265
	LG Uplus Corp.	2,815,509	22,099
[1]	LS Corp.	232,183	22,019
[1]	DB HiTek Co. Ltd.	468,862	21,725
[1]	Fila Holdings Corp.	685,226	21,315
[1]	Kumho Petrochemical Co. Ltd.	224,346	21,126
[1]	Hanmi Pharm Co. Ltd.	100,962	21,110
	BNK Financial Group Inc.	3,921,912	20,800
	GS Holdings Corp.	693,604	20,496
[1]	SKC Co. Ltd.	254,012	19,774
[1]	Posco DX Co. Ltd.	724,167	19,733
*,1	Hyundai Mipo Dockyard Co. Ltd.	265,894	19,485
*	W-Scope Chungju Plant Co. Ltd.	286,199	19,310
*,1	Pearl Abyss Corp.	439,117	19,303
	Korea Investment Holdings Co. Ltd.	501,793	19,228
*,1	Celltrion Pharm Inc.	270,791	18,855
*,1	SK Bioscience Co. Ltd.	317,704	18,295
[1]	Youngone Corp.	399,322	18,094
	Hanwha Corp.	745,875	18,054
[1]	HD Hyundai Infracore Co. Ltd.	1,835,908	17,757
	Hyundai Marine & Fire Insurance Co. Ltd.	785,834	17,643
	Hyundai Motor Co. Preference Shares	207,703	17,471
	Kangwon Land Inc.	1,410,737	17,267
	F&F Co. Ltd.	211,665	17,185
	HD Hyundai Electric Co. Ltd.	294,421	17,161
[1]	LS Electric Co. Ltd.	205,299	17,016
	Hansol Chemical Co. Ltd.	108,558	16,685
[1]	LEENO Industrial Inc.	121,223	16,036
*,1	Alteogen Inc.	454,788	15,921
	HL Mando Co. Ltd.	436,831	15,820
[1]	SM Entertainment Co. Ltd.	148,568	15,246
[1]	Hyosung Advanced Materials Corp.	40,912	15,239
[1]	E-MART Inc.	255,602	15,172
[1]	People & Technology Inc.	245,575	15,142
[1]	CS Wind Corp.	258,064	15,016
[1]	Hanon Systems	2,130,518	14,251
[1]	OCI Holdings Co. Ltd.	165,257	14,183
[1]	BGF retail Co. Ltd.	107,684	14,129
[1]	Hanjin Kal Corp.	422,799	14,035
*,1	Cosmochemical Co. Ltd.	319,101	13,911
	NH Investment & Securities Co. Ltd.	1,779,535	13,820
[1]	Eo Technics Co. Ltd.	109,001	13,692
[1]	WONIK IPS Co. Ltd.	461,794	13,682
[1]	Shinsegae Inc.	91,110	13,658
[1]	Cheil Worldwide Inc.	937,981	13,349
[1]	KIWOOM Securities Co. Ltd.	171,425	13,070
[1]	NongShim Co. Ltd.	41,924	13,044
[1]	Dongjin Semichem Co. Ltd.	388,824	12,930
*,1	Kakao Games Corp.	520,794	12,888
	Daeduck Electronics Co. Ltd.	446,922	12,714
[1]	JB Financial Group Co. Ltd.	1,883,154	12,635
[1]	Lotte Energy Materials Corp.	284,642	12,246

		Shares	Market Value ($000)
[1]	Advanced Nano Products Co. Ltd.	94,510	12,200
[1]	Soulbrain Co. Ltd.	56,038	11,989
[1]	Pan Ocean Co. Ltd.	3,175,442	11,907
	LOTTE Fine Chemical Co. Ltd.	232,608	11,825
	DGB Financial Group Inc.	2,042,019	11,710
*	Hyosung Heavy Industries Corp.	84,344	11,544
	LX Semicon Co. Ltd.	143,626	11,535
*,1	Oscotec Inc.	420,144	11,422
[1]	Medytox Inc.	65,771	11,211
*,1	Kakaopay Corp.	283,837	11,171
*,1,2	Netmarble Corp.	285,353	11,019
[1]	Hyosung TNC Corp.	39,650	10,551
	Hyundai Autoever Corp.	87,066	10,453
[1]	Hyundai Elevator Co. Ltd.	317,850	10,418
*,1	Bioneer Corp.	285,018	10,398
	Hyundai Wia Corp.	207,831	10,297
[1]	Ecopro HN Co. Ltd.	143,313	10,226
[1]	Daejoo Electronic Materials Co. Ltd.	129,091	10,204
	S-1 Corp.	252,986	10,153
*	SOLUM Co. Ltd.	464,693	10,117
[1]	Jusung Engineering Co. Ltd.	463,149	10,103
	Kolon Industries Inc.	246,927	10,018
	HD Hyundai Construction Equipment Co. Ltd.	154,268	9,891
	Dentium Co. Ltd.	86,983	9,810
[1]	KEPCO Engineering & Construction Co. Inc.	164,232	9,744
[1]	DL E&C Co. Ltd.	405,364	9,733
[1]	Park Systems Corp.	60,600	9,604
[1]	GS Engineering & Construction Corp.	826,629	9,483
[1]	Hanwha Systems Co. Ltd.	794,930	9,482
*,1	Hyundai Bioscience Co. Ltd.	483,496	9,424
*	Daewoo Engineering & Construction Co. Ltd.	2,647,626	9,392
[1]	LX International Corp.	308,226	9,298
[1]	KCC Corp.	55,841	9,293
*,1	Hanall Biopharma Co. Ltd.	481,664	9,051
[1]	S&S Tech Corp.	210,846	8,966
[1]	YG Entertainment Inc.	148,806	8,892
*,1	Korea Electric Power Corp. ADR	1,169,480	8,888
*,1	Hanwha Life Insurance Co. Ltd.	4,791,836	8,888
*,1	Sam Chun Dang Pharm Co. Ltd.	175,286	8,770
	HAESUNG DS Co. Ltd.	144,350	8,721
[1]	SK Networks Co. Ltd.	1,850,632	8,700
[1]	LIG Nex1 Co. Ltd.	144,578	8,699
	GS Retail Co. Ltd.	517,945	8,629
[1]	CJ Corp.	169,518	8,618
	Hyundai Department Store Co. Ltd.	196,811	8,554
*,1	Doosan Fuel Cell Co. Ltd.	400,522	8,548
[1]	Koh Young Technology Inc.	784,624	8,513
[1]	Samsung Card Co. Ltd.	378,083	8,450
[1]	PharmaResearch Co. Ltd.	80,569	8,416
[1]	Chunbo Co. Ltd.	55,325	8,271
*,1	SK oceanplant Co. Ltd.	461,766	8,247
[1]	Lotte Shopping Co. Ltd.	148,005	8,128
	AMOREPACIFIC Group	376,520	8,081
*,1	Cosmax Inc.	100,227	8,062
*,1	HLB Life Science Co. Ltd.	1,130,485	8,060
[1]	Hanmi Science Co. Ltd.	321,809	8,040
*,1	OCI Co. Ltd.	73,815	7,887
[1]	Hana Micron Inc.	464,441	7,818

		Shares	Market Value ($000)
[1]	Kolmar Korea Co. Ltd.	198,936	7,541
	KEPCO Plant Service & Engineering Co. Ltd.	279,561	7,415
*,1	Sungeel Hitech Co. Ltd.	65,754	7,248
	Poongsan Corp.	245,542	7,224
	Korean Reinsurance Co.	1,318,208	7,151
[1]	SFA Engineering Corp.	246,748	7,127
[1]	Foosung Co. Ltd.	670,500	7,127
[1]	SIMMTECH Co. Ltd.	244,999	7,080
[1]	Lotte Corp.	353,230	7,052
[1]	ST Pharm Co. Ltd.	117,895	6,988
*,1	Eoflow Co. Ltd.	313,348	6,876
*	Korea Gas Corp.	348,979	6,792
*	CJ ENM Co. Ltd.	134,593	6,792
*,1	Paradise Co. Ltd.	599,600	6,757
[1]	Seegene Inc.	367,719	6,722
	Chong Kun Dang Pharmaceutical Corp.	109,217	6,609
[1]	Hite Jinro Co. Ltd.	409,957	6,526
[1]	Doosan Co. Ltd.	77,842	6,505
[1]	Wemade Co. Ltd.	225,108	6,464
	SK Chemicals Co. Ltd.	129,746	6,459
*,1	Hugel Inc.	76,209	6,448
	JW Pharmaceutical Corp.	192,738	6,429
*	Kumho Tire Co. Inc.	1,809,404	6,429
	LG Electronics Inc. Preference Shares	167,137	6,401
*,1	LegoChem Biosciences Inc.	231,221	6,395
*,1	Mezzion Pharma Co. Ltd.	196,872	6,344
[1]	Green Cross Corp.	72,719	6,342
*,1	STCUBE	594,881	6,299
[1]	BH Co. Ltd.	334,697	6,295
[1]	SL Corp.	210,603	6,209
[1]	CJ Logistics Corp.	109,839	6,205
[1]	Innox Advanced Materials Co. Ltd.	175,217	6,183
[1]	SSANGYONG C&E Co. Ltd.	1,475,963	6,125
*,1	Shin Poong Pharmaceutical Co. Ltd.	435,133	6,090
*	Sambu Engineering & Construction Co. Ltd.	2,035,307	6,029
*,1	Creative & Innovative System	610,410	5,965
[1]	Intellian Technologies Inc.	97,775	5,963
[1]	Sungwoo Hitech Co. Ltd.	604,616	5,944
*,1	Chabiotech Co. Ltd.	589,413	5,808
	i-SENS Inc.	224,945	5,749
[1]	Dongsuh Cos. Inc.	401,203	5,696
*,1	Myoung Shin Industrial Co. Ltd.	355,711	5,683
*,1	Hana Tour Service Inc.	144,432	5,509
	Douzone Bizon Co. Ltd.	252,619	5,434
[1]	Hyosung Corp.	113,772	5,377
	ESR Kendall Square REIT Co. Ltd.	1,707,631	5,313
[1]	Com2uSCorp	123,768	5,292
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	38,862	5,279
*,1	Duk San Neolux Co. Ltd.	165,599	5,233
[1]	AfreecaTV Co. Ltd.	90,662	5,194
[1]	HK inno N Corp.	196,135	5,137
	Han Kuk Carbon Co. Ltd.	454,707	5,135
[1]	Eugene Technology Co. Ltd.	176,398	5,075
[1]	Samyang Foods Co. Ltd.	53,360	5,057
[1]	HDC Hyundai Development Co-Engineering & Construction	618,924	5,034
*,1	Enchem Co. Ltd.	90,859	5,026
[1]	Daewoong Pharmaceutical Co. Ltd.	62,830	5,024
[1]	Doosan Tesna Inc.	128,916	4,977

		Shares	Market Value ($000)
	TKG Huchems Co. Ltd.	285,183	4,972
*,1	Taihan Electric Wire Co. Ltd.	484,683	4,950
[1]	Ottogi Corp.	17,655	4,934
*,1	SFA Semicon Co. Ltd.	1,023,047	4,923
	SK REITs Co. Ltd.	1,374,594	4,920
[1]	DL Holdings Co. Ltd.	159,429	4,908
*,1	ABLBio Inc.	326,079	4,897
[1]	L&C Bio Co. Ltd.	163,873	4,875
	Solus Advanced Materials Co. Ltd.	171,776	4,834
	JR Global REIT	1,526,111	4,826
[1]	Youlchon Chemical Co. Ltd.	168,675	4,775
*,1	IS Dongseo Co. Ltd.	178,055	4,734
*,1	GemVax & Kael Co. Ltd.	455,742	4,665
*	Shinsung E&G Co. Ltd.	2,040,230	4,660
*	NHN Corp.	235,946	4,648
[1]	Tokai Carbon Korea Co. Ltd.	58,572	4,557
	Innocean Worldwide Inc.	146,157	4,553
[1]	Lotte Chilsung Beverage Co. Ltd.	46,612	4,475
	SD Biosensor Inc.	438,988	4,461
[1]	PI Advanced Materials Co. Ltd.	183,234	4,418
*,1	NKMax Co. Ltd.	422,252	4,406
*	Peptron Inc.	241,087	4,383
[1]	Seoul Semiconductor Co. Ltd.	475,376	4,365
*	Jeju Air Co. Ltd.	416,654	4,269
	Daou Technology Inc.	299,334	4,132
	Korea Electric Terminal Co. Ltd.	90,810	4,120
*,1	Neowiz	151,553	4,107
	LOTTE REIT Co. Ltd.	1,484,660	4,099
[1]	Sebang Global Battery Co. Ltd.	106,708	3,975
[1]	Green Cross Holdings Corp.	367,789	3,954
*	Asiana Airlines Inc.	451,128	3,951
	Daishin Securities Co. Ltd.	372,579	3,939
	Youngone Holdings Co. Ltd.	65,013	3,931
[1]	MegaStudyEdu Co. Ltd.	101,642	3,918
	KCC Glass Corp.	115,230	3,907
*,1	Dongkuk Steel Mill Co. Ltd.	385,080	3,903
	LG H&H Co. Ltd. Preference Shares	27,384	3,901
[1]	Korea Petrochemical Ind Co. Ltd.	37,028	3,894
[1]	Ahnlab Inc.	78,761	3,882
[1]	DoubleUGames Co. Ltd.	123,408	3,882
[1]	Samyang Holdings Corp.	67,864	3,855
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	134,870	3,855
	Daishin Securities Co. Ltd. Preference Shares	377,841	3,838
*,1	Dawonsys Co. Ltd.	346,982	3,822
*,1	NEPES Corp.	216,706	3,814
	Shinhan Alpha REIT Co. Ltd.	779,177	3,778
[1]	INTOPS Co. Ltd.	158,857	3,752
*,1	Naturecell Co. Ltd.	606,553	3,733
*	Pharmicell Co. Ltd.	694,271	3,718
	SK Discovery Co. Ltd.	130,275	3,665
*	DIO Corp.	143,992	3,663
*,1	KMW Co. Ltd.	393,194	3,649
[1]	Partron Co. Ltd.	564,076	3,639
	Harim Holdings Co. Ltd.	616,135	3,615
*,1	Seojin System Co. Ltd.	259,652	3,543
	LX Hausys Ltd.	80,792	3,526
	Samsung SDI Co. Ltd. Preference Shares	14,018	3,512
[1]	Daesang Corp.	255,239	3,405

		Shares	Market Value ($000)
	LX Holdings Corp.	521,471	3,396
[1]	TES Co. Ltd.	187,914	3,349
*,1	Hanssem Co. Ltd.	91,137	3,315
	SeAH Besteel Holdings Corp.	150,066	3,310
*,1	Studio Dragon Corp.	83,433	3,309
	Dongwon Industries Co. Ltd.	106,450	3,298
[1]	GC Cell Corp.	111,875	3,298
	SNT Motiv Co. Ltd.	86,528	3,277
[1]	Taekwang Industrial Co. Ltd.	6,910	3,236
	Mcnex Co. Ltd.	151,112	3,228
*,1	Lotte Tour Development Co. Ltd.	418,916	3,211
*,1	Amicogen Inc.	227,551	3,208
*,1	GeneOne Life Science Inc.	947,687	3,199
	TK Corp.	192,614	3,190
[1]	RFHIC Corp.	220,289	3,170
[1]	DongKook Pharmaceutical Co. Ltd.	295,570	3,166
[1]	NICE Information Service Co. Ltd.	427,747	3,148
	Nexen Tire Corp.	455,439	3,068
*	Hanwha General Insurance Co. Ltd.	1,033,326	3,066
*,1	Genexine Inc.	400,455	3,051
	Hankook & Co. Co. Ltd.	334,416	3,011
	Handsome Co. Ltd.	184,711	3,003
	Samwha Capacitor Co. Ltd.	97,230	2,986
*,1	Ananti Inc.	566,488	2,985
*,1	Humasis Co. Ltd.	1,607,624	2,970
*	Korea Line Corp.	2,004,920	2,951
[1]	GOLFZON Co. Ltd.	38,816	2,942
	Songwon Industrial Co. Ltd.	209,953	2,934
	InBody Co. Ltd.	132,861	2,925
[1]	KH Vatec Co. Ltd.	197,214	2,904
*	Hanwha Investment & Securities Co. Ltd.	1,464,075	2,850
	Lotte Rental Co. Ltd.	137,862	2,823
*,1	Wysiwyg Studios Co. Ltd.	1,217,088	2,810
[1]	Young Poong Corp.	6,061	2,731
	SK Gas Ltd.	28,511	2,726
	Daewoong Co. Ltd.	267,471	2,726
	Sung Kwang Bend Co. Ltd.	216,267	2,723
[1]	Advanced Process Systems Corp.	170,112	2,689
	Hanjin Transportation Co. Ltd.	169,220	2,636
*,1	Grand Korea Leisure Co. Ltd.	242,212	2,626
	Eugene Investment & Securities Co. Ltd.	757,438	2,624
*	Il Dong Pharmaceutical Co. Ltd.	199,782	2,566
	LF Corp.	232,869	2,537
*,1	Bukwang Pharmaceutical Co. Ltd.	478,267	2,505
*,1	CMG Pharmaceutical Co. Ltd.	1,383,322	2,503
	HL Holdings Corp.	84,866	2,498
[1]	Zinus Inc.	127,008	2,490
[1]	Hansae Co. Ltd.	175,738	2,473
	Korea United Pharm Inc.	115,149	2,457
	Orion Holdings Corp.	223,582	2,440
[1]	Webzen Inc.	211,730	2,439
*,1	Binex Co. Ltd.	309,192	2,433
	Dong-A Socio Holdings Co. Ltd.	37,592	2,432
	KC Tech Co. Ltd.	131,583	2,427
*,1	Insun ENT Co. Ltd.	364,506	2,422
*	CJ CGV Co. Ltd.	322,694	2,355
*	CrystalGenomics Inc.	815,512	2,343
*	HLB Therapeutics Co. Ltd.	790,998	2,326

		Shares	Market Value ($000)
[1]	Solid Inc.	587,150	2,324
	Hyundai Home Shopping Network Corp.	69,303	2,308
*,1	Eubiologics Co. Ltd.	418,800	2,301
[1]	Samchully Co. Ltd.	28,333	2,288
[1]	Boryung	351,226	2,264
	Unid Co. Ltd.	47,447	2,241
	SK Securities Co. Ltd.	4,469,700	2,227
*	Yungjin Pharmaceutical Co. Ltd.	1,145,473	2,226
*,1	UniTest Inc.	202,946	2,219
	Binggrae Co. Ltd.	61,330	2,216
[1]	Lotte Wellfood Co. Ltd.	29,548	2,201
	Kwang Dong Pharmaceutical Co. Ltd.	434,519	2,196
[1]	ENF Technology Co. Ltd.	115,160	2,184
*,1	Modetour Network Inc.	185,816	2,177
*	Namsun Aluminum Co. Ltd.	1,147,327	2,176
	NICE Holdings Co. Ltd.	254,663	2,169
	Dong-A ST Co. Ltd.	52,093	2,150
[1]	HPSP Co. Ltd.	73,560	2,150
	HDC Holdings Co. Ltd.	464,161	2,129
	Ilyang Pharmaceutical Co. Ltd.	168,671	2,129
[1]	Seobu T&D	339,610	2,125
*	Hancom Inc.	204,172	2,115
*,1	Danal Co. Ltd.	729,057	2,110
*	AbClon Inc.	166,586	2,107
	Vieworks Co. Ltd.	83,129	2,105
[1]	Huons Co. Ltd.	82,572	2,096
	Humedix Co. Ltd.	73,790	2,080
[1]	Yuanta Securities Korea Co. Ltd.	1,009,426	2,077
*,1	Komipharm International Co. Ltd.	428,242	2,053
[1]	Hanil Cement Co. Ltd.	211,513	2,026
*	Hyundai Green Food	222,457	2,021
*	Daea TI Co. Ltd.	800,898	2,007
	KISWIRE Ltd.	122,757	2,003
*	Hyosung Chemical Corp.	28,283	1,991
[1]	Shinsegae International Inc.	153,810	1,986
	NHN KCP Corp.	278,495	1,986
*	Helixmith Co. Ltd.	424,474	1,949
*,1	MedPacto Inc.	164,642	1,898
[1]	Nature Holdings Co. Ltd.	117,662	1,896
	Namyang Dairy Products Co. Ltd.	5,650	1,894
*,1	Dongkuk CM Co. Ltd.	232,086	1,834
*,1,3	Cellivery Therapeutics Inc.	348,823	1,828
	Korea Real Estate Investment & Trust Co. Ltd.	1,850,286	1,815
	Tongyang Inc.	2,409,270	1,812
*,1	Cafe24 Corp.	182,083	1,812
*,1	Rainbow Robotics	20,219	1,810
	Hansol Technics Co. Ltd.	330,902	1,799
	E1 Corp.	41,656	1,798
*,1	Lake Materials Co. Ltd.	111,469	1,766
*,1	ITM Semiconductor Co. Ltd.	100,548	1,735
[1]	Namhae Chemical Corp.	273,548	1,709
*,1	BNC Korea Co. Ltd.	607,977	1,684
	iMarketKorea Inc.	238,233	1,682
[1]	Gradiant Corp.	143,872	1,680
*	Samsung Pharmaceutical Co. Ltd.	721,503	1,657
[1]	HYUNDAI Corp.	79,528	1,654
	TCC Steel	32,660	1,650
*	HLB Global Co. Ltd.	513,483	1,641

		Shares	Market Value ($000)
	Aekyung Industrial Co. Ltd.	85,731	1,636
*,1	Sangsangin Co. Ltd.	499,798	1,628
	TY Holdings Co. Ltd.	291,894	1,601
*	Hanwha Galleria Corp.	1,520,902	1,572
[1]	Toptec Co. Ltd.	272,405	1,569
	HS Industries Co. Ltd.	577,669	1,553
*,1	Com2uS Holdings Corp.	60,499	1,547
	Daeduck Co. Ltd.	282,865	1,543
	Chongkundang Holdings Corp.	39,812	1,536
*	Homecast Co. Ltd.	397,746	1,532
*	HJ Shipbuilding & Construction Co. Ltd.	476,672	1,530
	Hansol Paper Co. Ltd.	183,357	1,522
*,1	iNtRON Biotechnology Inc.	331,610	1,517
	SPC Samlip Co. Ltd.	28,906	1,497
	Daol Investment & Securities Co. Ltd.	549,043	1,465
	KUMHOE&C Co. Ltd.	340,034	1,465
[1]	Dongkuk Holdings Co. Ltd.	123,621	1,456
*	OliX Pharmaceuticals Inc.	125,126	1,456
	Amorepacific Corp. Preference Shares	53,519	1,451
[1]	Soulbrain Holdings Co. Ltd.	68,087	1,446
	Dongwon F&B Co. Ltd.	68,770	1,415
*	Medipost Co. Ltd.	195,484	1,373
[1]	Cuckoo Homesys Co. Ltd.	80,217	1,356
	Samyang Corp.	41,631	1,337
*,1	Wonik Holdings Co. Ltd.	482,406	1,317
	Korea Asset In Trust Co. Ltd.	568,952	1,306
	Hanil Holdings Co. Ltd.	145,892	1,296
	LG HelloVision Co. Ltd.	413,799	1,296
	Lutronic Corp.	45,151	1,293
	KC Co. Ltd.	86,219	1,270
	Daehan Flour Mill Co. Ltd.	12,382	1,248
*	Able C&C Co. Ltd.	260,162	1,216
*	CJ CGV Co. Ltd. Rights Exp. 9/7/23	454,533	1,216
	KISCO Corp.	251,497	1,210
*	Interflex Co. Ltd.	140,528	1,198
	ICD Co. Ltd.	158,342	1,197
	Jeil Pharmaceutical Co. Ltd.	86,660	1,197
[1]	ISC Co. Ltd.	14,805	1,196
*,1	Inscobee Inc.	1,232,262	1,181
[1]	CJ Freshway Corp.	59,987	1,174
	NEXTIN Inc.	17,444	1,172
	Hyundai Bioland Co. Ltd.	143,928	1,168
*	Tongyang Life Insurance Co. Ltd.	420,958	1,167
	Sam-A Aluminum Co. Ltd.	13,139	1,162
	Hankook Shell Oil Co. Ltd.	6,713	1,159
	LOTTE Himart Co. Ltd.	147,046	1,148
	Kolon Corp.	80,912	1,145
[1]	Huons Global Co. Ltd.	71,504	1,122
	CJ CheilJedang Corp. Preference Shares	10,855	1,116
*	Giantstep Inc.	104,385	1,103
[1]	Maeil Dairies Co. Ltd.	33,318	1,066
	Hyundai GF Holdings	419,058	1,052
*	Enzychem Lifesciences Corp.	835,938	985
	OptoElectronics Solutions Co. Ltd.	96,861	964
	Woongjin Thinkbig Co. Ltd.	505,235	943
	Cuckoo Holdings Co. Ltd.	79,060	941
*,1	Ace Technologies Corp.	434,754	936
	Kolmar Korea Holdings Co. Ltd.	86,871	923

		Shares	Market Value ($000)
	BGF Co. Ltd.	325,638	919
	DB Financial Investment Co. Ltd.	285,649	895
*	Aprogen Biologics	3,048,314	880
*,1	Dongsung Pharmaceutical Co. Ltd.	194,596	879
	KT Skylife Co. Ltd.	175,300	836
	Lock&Lock Co. Ltd.	174,878	802
	Eusu Holdings Co. Ltd.	181,342	800
	Hansol Holdings Co. Ltd.	341,065	782
	Sindoh Co. Ltd.	29,753	770
*	Eutilex Co. Ltd.	268,300	768
	Classys Inc.	30,993	745
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,876	730
	Taeyoung Engineering & Construction Co. Ltd.	253,711	722
*,1,3	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	680
	Sam Young Electronics Co. Ltd.	95,857	672
*	Telcon RF Pharmaceutical Inc.	919,001	658
	Daesung Holdings Co. Ltd.	45,357	489
	Hanwha Corp. Preference Shares	16,353	194
			13,990,388
Spain (1.6%)
	Iberdrola SA	81,267,666	1,014,345
	Banco Santander SA	214,211,715	868,046
	Banco Bilbao Vizcaya Argentaria SA	79,961,927	633,808
	Industria de Diseno Textil SA	14,021,284	536,704
	Amadeus IT Group SA	6,020,260	431,870
[2]	Cellnex Telecom SA	7,489,287	305,856
	Telefonica SA	67,027,386	285,588
	Repsol SA	17,108,780	261,207
	Ferrovial SE	6,307,353	209,019
	CaixaBank SA	50,675,922	204,994
[2]	Aena SME SA	939,080	149,964
	ACS Actividades de Construccion y Servicios SA	2,858,366	99,982
	Redeia Corp. SA	5,753,330	96,228
	Banco de Sabadell SA	75,198,746	92,673
	Endesa SA	4,215,949	90,360
*	Grifols SA	4,350,299	63,907
	Bankinter SA	9,199,419	59,521
	Enagas SA	3,319,071	58,902
	Naturgy Energy Group SA	1,869,126	56,991
	Acciona SA	306,020	45,872
	Merlin Properties Socimi SA	4,471,655	41,671
*	Grifols SA Preference Shares Class B	3,479,585	36,755
	Viscofan SA	516,575	33,537
	Fluidra SA	1,476,675	32,657
	Inmobiliaria Colonial Socimi SA	4,512,067	29,127
	Mapfre SA	13,275,905	27,593
	Acerinox SA	2,595,527	27,324
	Vidrala SA	243,464	24,788
	Corp. ACCIONA Energias Renovables SA	753,985	23,732
[1]	Indra Sistemas SA	1,607,842	23,384
	Cia de Distribucion Integral Logista Holdings SA	836,758	23,283
	CIE Automotive SA	670,493	21,014
[2]	Unicaja Banco SA	16,463,795	19,216
	Applus Services SA	1,779,812	19,093
	Sacyr SA	5,330,970	18,225
	Ebro Foods SA	987,153	18,197
	Faes Farma SA	4,091,748	14,178
	Laboratorios Farmaceuticos Rovi SA	281,370	13,509

		Shares	Market Value ($000)
*	Solaria Energia y Medio Ambiente SA	797,318	12,471
*	Melia Hotels International SA	1,402,947	10,300
[2]	Gestamp Automocion SA	2,010,169	9,759
	Almirall SA	974,857	9,352
	Construcciones y Auxiliar de Ferrocarriles SA	264,193	9,009
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,796,610	8,530
[1]	Fomento de Construcciones y Contratas SA	584,054	7,750
	Pharma Mar SA	177,423	6,671
[2]	Global Dominion Access SA	1,561,836	6,575
	Lar Espana Real Estate Socimi SA	963,738	6,249
	Prosegur Cia de Seguridad SA	3,179,563	5,848
*,1	Tecnicas Reunidas SA	598,615	5,768
*,2	Neinor Homes SA	556,264	5,507
[1]	Ence Energia y Celulosa SA	1,695,623	5,164
	Atresmedia Corp. de Medios de Comunicacion SA	1,070,114	4,436
[2]	Prosegur Cash SA	5,813,016	4,067
*	Distribuidora Internacional de Alimentacion SA	188,632,344	3,169
*,1	NH Hotel Group SA	261,569	1,262
	Banco Santander SA (XMEX)	4	—
*,1,3	Let's GOWEX SA	155,449	—
			6,135,007
Sweden (2.0%)
	Atlas Copco AB Class A	33,999,396	482,991
	Volvo AB Class B	21,450,519	473,169
	Investor AB Class B	21,903,885	447,365
	Assa Abloy AB Class B	12,993,935	312,412
[2]	Evolution AB	2,455,589	302,805
	Sandvik AB	14,396,595	292,431
	Hexagon AB Class B	28,231,020	273,723
	Skandinaviska Enskilda Banken AB Class A	21,825,503	264,574
	Swedbank AB Class A	13,459,059	246,862
	Atlas Copco AB Class B	19,933,002	246,151
	Essity AB Class B	8,138,425	201,803
	Telefonaktiebolaget LM Ericsson Class B	39,490,757	198,657
	Nibe Industrier AB Class B	19,440,144	175,112
	Svenska Handelsbanken AB Class A	19,792,584	173,778
	Epiroc AB Class A	8,409,109	167,893
	Alfa Laval AB	4,126,267	154,461
	H & M Hennes & Mauritz AB Class B	8,807,005	148,132
	Investor AB Class A	6,792,356	137,942
	EQT AB	4,537,623	108,391
	Boliden AB	3,668,649	107,892
	Svenska Cellulosa AB SCA Class B	8,068,485	107,210
	SKF AB Class B	5,167,923	98,462
	Epiroc AB Class B	4,973,527	84,496
	Trelleborg AB Class B	3,056,894	81,383
	Indutrade AB	3,760,015	78,909
	Skanska AB Class B	4,768,560	76,056
	Telia Co. AB	33,239,830	71,432
	Beijer Ref AB Class B	4,988,868	67,841
	Industrivarden AB Class C	2,373,692	67,249
[1]	Castellum AB	5,740,887	65,378
	Saab AB Class B	1,236,075	65,152
	Lifco AB Class B	3,030,217	61,095
	Husqvarna AB Class B	5,659,121	55,508
	Getinge AB Class B	2,974,621	55,426
	Tele2 AB Class B	7,329,807	55,154
	Securitas AB Class B	6,463,121	55,013

		Shares	Market Value ($000)
	Sagax AB Class B	2,252,587	50,020
	SSAB AB Class B	8,092,916	49,512
	Holmen AB Class B	1,278,748	49,258
	AddTech AB Class B	2,526,062	47,060
	AAK AB	2,344,480	45,064
*	Kinnevik AB Class B	3,211,139	43,828
[2]	Thule Group AB	1,395,799	43,586
*,1	Swedish Orphan Biovitrum AB	2,210,881	43,274
	L E Lundbergforetagen AB Class B	978,040	43,102
	Fortnox AB	6,624,543	40,660
*	Fastighets AB Balder Class B	8,387,951	39,142
	Investment AB Latour Class B	1,924,412	38,780
	Elekta AB Class B	4,779,794	38,722
[1]	Avanza Bank Holding AB	1,668,107	37,775
	Axfood AB	1,449,747	36,959
	Industrivarden AB Class A	1,274,059	36,179
	Hexpol AB	3,306,884	35,875
	Electrolux AB Class B	2,866,952	35,410
*,1	Volvo Car AB Class B	7,158,463	35,384
	Nordnet AB publ	2,283,312	33,878
	Volvo AB Class A	1,471,112	33,359
[2]	Dometic Group AB	4,289,620	31,963
	Lagercrantz Group AB Class B	2,539,339	30,585
	Fabege AB	3,328,471	28,826
	Loomis AB Class B	963,541	28,109
	Sweco AB Class B	2,695,882	27,762
	Wihlborgs Fastigheter AB	3,516,316	27,497
*	Sectra AB Class B	1,707,631	27,343
	SSAB AB Class A	3,856,297	24,470
	Billerud Aktiebolag	2,801,687	23,892
[2]	Bravida Holding AB	2,657,566	21,359
*,1,2	Sinch AB	8,239,573	21,356
[1]	Hexatronic Group AB	2,649,190	20,075
	Vitec Software Group AB Class B	342,957	19,536
*	Betsson AB Class B	1,611,027	19,493
	Mycronic AB	904,818	19,471
	Storskogen Group AB Class B	18,297,403	18,834
	Hemnet Group AB	1,028,499	18,219
	AFRY AB	1,303,937	18,096
[2]	Munters Group AB	1,420,815	18,034
	Hufvudstaden AB Class A	1,431,656	17,526
	Wallenstam AB Class B	4,432,469	17,280
	Catena AB	435,823	16,742
	Electrolux Professional AB Class B	2,883,739	16,246
	Bure Equity AB	724,952	15,424
	Nyfosa AB	2,404,497	15,254
	HMS Networks AB	373,351	15,076
	Granges AB	1,461,352	14,926
	Lindab International AB	914,649	14,180
	Pandox AB Class B	1,174,217	13,846
	JM AB	873,458	13,724
	NCC AB Class B	1,267,144	13,646
	MIPS AB	290,972	13,174
	Vitrolife AB	883,289	13,107
*,2	BioArctic AB Class B	449,007	12,866
	Medicover AB Class B	827,127	12,655
	Arjo AB Class B	2,922,536	12,504
	Instalco AB	3,138,606	12,349

		Shares	Market Value ($000)
	Addnode Group AB Class B	1,543,957	11,804
	AddLife AB Class B	1,444,551	11,764
	Peab AB Class B	2,646,760	11,708
	Bufab AB	396,578	11,608
	Alleima AB	2,666,274	11,582
*	OX2 AB Class B	1,850,940	11,580
	Atrium Ljungberg AB Class B	588,893	11,550
	Beijer Alma AB	612,065	11,197
*	Stillfront Group AB	5,861,098	10,847
	Biotage AB	875,764	10,810
*	Sdiptech AB Class B	383,652	10,580
*,1	Truecaller AB Class B	2,639,682	10,457
*	Modern Times Group MTG AB Class B	1,587,715	10,327
	Bilia AB Class A	948,753	9,971
*,1,2	Boozt AB	826,331	9,841
	Nolato AB Class B	2,328,856	9,626
	Concentric AB	511,475	9,117
	INVISIO AB	417,266	8,684
	Ratos AB Class B	2,570,703	8,546
	Cibus Nordic Real Estate AB	709,758	7,981
	Troax Group AB	437,538	7,880
[1]	Intrum AB	1,010,907	7,876
	Dios Fastigheter AB	1,145,784	7,813
*	Camurus AB	266,235	7,522
*,1,2	Scandic Hotels Group AB	1,748,933	6,897
	Systemair AB	955,271	6,782
[1]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	15,190,291	6,568
[1]	Corem Property Group AB Class B	9,414,176	6,350
*	Embracer Group AB Class B	2,103,722	6,038
	MEKO AB	562,953	5,876
	NP3 Fastigheter AB	343,896	5,773
[1]	Svenska Handelsbanken AB Class B	519,774	5,671
	Platzer Fastigheter Holding AB Class B	733,324	5,574
	SkiStar AB	507,181	5,507
	Cloetta AB Class B	2,904,195	5,199
	Sagax AB	1,910,154	4,802
	Fagerhult Group AB	931,296	4,760
	Investment AB Oresund	471,441	4,683
*,1	Viaplay Group AB Class B	1,000,509	4,344
	Clas Ohlson AB Class B	517,130	4,212
[2]	Resurs Holding AB	1,725,647	4,183
*,2	Attendo AB	1,329,916	4,042
*	Collector Bank AB	1,124,405	3,645
	Skandinaviska Enskilda Banken AB Class C	247,623	3,153
	Volati AB	263,222	2,478
	Corem Property Group AB Preference Shares	127,915	2,298
*,1	BICO Group AB Class B	540,648	2,115
	Telefonaktiebolaget LM Ericsson Class A	300,505	1,629
*	Nobia AB	1,482,362	1,602
*,1	Cint Group AB	1,190,476	1,203
[1]	Samhallsbyggnadsbolaget i Norden AB	1,377,954	569
[1]	NCC AB Class A	33,477	381
	Bonava AB	36,107	63
*,3	OW Bunker A/S	129,331	—
			7,981,648
Switzerland (5.7%)
	Nestle SA (Registered)	35,733,336	4,378,020
	Roche Holding AG	9,272,197	2,874,858

		Shares	Market Value ($000)
	Novartis AG (Registered)	26,965,610	2,823,224
	Cie Financiere Richemont SA (Registered) Class A	6,856,889	1,104,185
	Zurich Insurance Group AG	1,981,995	958,292
	UBS Group AG (Registered)	40,274,680	893,650
	ABB Ltd. (Registered)	20,093,956	806,321
	Sika AG (Registered)	1,942,863	604,692
	Lonza Group AG (Registered)	991,709	576,219
	Alcon Inc.	6,576,220	559,581
	Swiss Re AG	3,856,547	402,390
	Holcim Ltd.	5,628,785	392,309
	Givaudan SA (Registered)	106,192	358,448
	Partners Group Holding AG	295,398	331,624
	Swiss Life Holding AG (Registered)	406,129	258,239
	Geberit AG (Registered)	448,334	254,431
	Straumann Holding AG (Registered)	1,427,854	236,271
	Swisscom AG (Registered)	339,449	218,285
	Kuehne + Nagel International AG (Registered)	673,575	210,759
	Julius Baer Group Ltd.	2,816,918	199,515
	SGS SA (Registered)	1,958,099	190,122
	Sonova Holding AG (Registered)	677,312	188,797
	Chocoladefabriken Lindt & Spruengli AG	14,010	171,346
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,373	166,868
	Logitech International SA (Registered)	2,139,659	151,272
[2]	VAT Group AG	343,402	145,962
	Schindler Holding AG	551,026	133,798
	Swatch Group AG	413,038	132,189
	Roche Holding AG (Bearer)	382,803	126,926
	SIG Group AG	4,412,462	117,961
	Swiss Prime Site AG (Registered)	1,010,649	97,840
	Holcim Ltd. (XPAR)	1,401,544	97,395
	Baloise Holding AG (Registered)	602,644	93,283
	Barry Callebaut AG (Registered)	47,678	89,396
	Adecco Group AG (Registered)	2,114,124	86,160
	EMS-Chemie Holding AG (Registered)	95,318	79,557
	Georg Fischer AG (Registered)	1,097,535	74,958
*	Dufry AG (Registered)	1,407,253	72,711
	PSP Swiss Property AG (Registered)	603,764	71,148
	Temenos AG (Registered)	808,806	69,560
	Helvetia Holding AG (Registered)	467,561	69,191
	Tecan Group AG (Registered)	171,425	68,215
	Belimo Holding AG (Registered)	124,214	66,945
	Schindler Holding AG (Registered)	246,445	57,141
	Flughafen Zurich AG (Registered)	254,083	53,789
[2]	Galenica AG	649,090	52,239
	Clariant AG (Registered)	3,010,534	49,331
	Siegfried Holding AG (Registered)	54,395	48,060
	BKW AG	240,672	43,067
	Banque Cantonale Vaudoise (Registered)	375,224	42,116
	Bachem Holding AG	417,717	38,585
	Bucher Industries AG (Registered)	86,565	38,575
	DKSH Holding AG	473,764	38,229
	Allreal Holding AG (Registered)	193,855	35,615
	Accelleron Industries AG	1,262,475	33,260
	Swatch Group AG (Registered)	548,734	32,953
	Inficon Holding AG (Registered)	25,647	32,880
	Softwareone Holding AG	1,456,284	31,168
	Cembra Money Bank AG	389,095	29,533
*	ams-OSRAM AG	3,307,515	29,277

		Shares	Market Value ($000)
*,1	Meyer Burger Technology AG	47,745,513	28,706
[1]	Stadler Rail AG	706,271	28,362
	Landis+Gyr Group AG	325,089	28,227
	SFS Group AG	235,443	27,989
	Mobimo Holding AG (Registered)	94,589	27,972
	Emmi AG (Registered)	27,860	27,265
	Swissquote Group Holding SA (Registered)	116,835	26,462
	Comet Holding AG (Registered)	99,062	26,061
	Burckhardt Compression Holding AG	41,994	24,749
	Vontobel Holding AG (Registered)	357,344	24,073
	Interroll Holding AG (Registered)	7,231	23,130
	Sulzer AG (Registered)	231,453	22,722
	Valiant Holding AG (Registered)	201,359	22,156
*	Aryzta AG	12,562,476	21,470
	Huber + Suhner AG (Registered)	237,121	20,481
	St. Galler Kantonalbank AG (Registered)	35,193	20,128
	dormakaba Holding AG	41,109	20,044
	Daetwyler Holding AG	97,446	19,276
	Kardex Holding AG (Registered)	76,901	19,242
	Forbo Holding AG (Registered)	12,320	17,723
	Komax Holding AG (Registered)	61,680	15,163
	VZ Holding AG	161,014	14,990
	LEM Holding SA (Registered)	6,084	14,632
	OC Oerlikon Corp. AG (Registered)	2,566,462	13,955
	Ypsomed Holding AG (Registered)	46,120	13,540
	SKAN Group AG	142,759	13,085
	EFG International AG	1,041,744	12,996
*	Dottikon Es Holding AG (Registered)	47,192	12,962
*,1	Idorsia Ltd.	1,627,551	12,909
	Bystronic AG	16,495	11,557
*,2	Sensirion Holding AG	131,820	11,552
[2]	Medacta Group SA	78,314	11,375
[2]	Medmix AG	378,766	10,572
	Zehnder Group AG	141,205	10,342
	Implenia AG (Registered)	211,654	10,309
	Vetropack Holding AG (Registered) Class A	203,455	10,253
	u-blox Holding AG	89,208	9,991
	PIERER Mobility AG	111,956	9,742
	Intershop Holding AG	13,772	9,507
	Schweiter Technologies AG	11,612	8,938
	ALSO Holding AG (Registered)	35,744	8,179
*	Basilea Pharmaceutica AG (Registered)	161,997	8,167
	Bossard Holding AG (Registered) Class A	34,216	7,997
	Arbonia AG	647,154	7,508
	Bell Food Group AG (Registered)	24,081	7,117
*	Autoneum Holding AG	39,858	6,869
*,1	DocMorris AG	109,000	6,671
	Leonteq AG	140,656	6,641
[1]	COSMO Pharmaceuticals NV	126,040	6,473
	Hiag Immobilien Holding AG	68,892	6,008
	VP Bank AG Class A	47,912	4,968
*,1,2	PolyPeptide Group AG	197,336	4,652
	TX Group AG	39,064	4,445
	Rieter Holding AG (Registered)	39,586	4,403
*,2	Montana Aerospace AG	278,368	4,381
*,2	Medartis Holding AG	39,752	3,711
	APG SGA SA	12,044	2,498
			22,504,027

		Shares	Market Value ($000)
Taiwan (4.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	321,243,748	5,800,892
	Hon Hai Precision Industry Co. Ltd.	159,421,135	551,650
	MediaTek Inc.	19,894,239	437,771
	Delta Electronics Inc.	28,892,649	337,285
	Quanta Computer Inc.	35,612,648	270,936
[1]	United Microelectronics Corp.	149,531,905	224,702
	Fubon Financial Holding Co. Ltd.	98,792,475	206,201
*	CTBC Financial Holding Co. Ltd.	244,212,922	204,301
	Mega Financial Holding Co. Ltd.	149,420,741	191,604
	Cathay Financial Holding Co. Ltd.	123,314,646	179,740
	Chunghwa Telecom Co. Ltd.	47,815,198	176,388
[1]	Wistron Corp.	38,188,524	172,373
	Nan Ya Plastics Corp.	75,630,133	168,536
	ASE Technology Holding Co. Ltd.	45,658,461	167,114
	E.Sun Financial Holding Co. Ltd.	199,148,409	164,026
	Uni-President Enterprises Corp.	64,146,979	153,893
	China Steel Corp.	165,032,247	146,824
	Lite-On Technology Corp.	28,552,809	137,290
	Formosa Plastics Corp.	49,780,724	131,804
	First Financial Holding Co. Ltd.	139,835,463	129,360
	Taiwan Cooperative Financial Holding Co. Ltd.	135,615,522	126,949
	Yuanta Financial Holding Co. Ltd.	159,799,018	124,264
*	Chailease Holding Co. Ltd.	18,502,167	122,510
	Asustek Computer Inc.	9,420,511	109,413
[1]	Novatek Microelectronics Corp.	7,651,121	103,470
*	Hotai Motor Co. Ltd.	4,259,625	102,850
	Unimicron Technology Corp.	17,362,661	102,506
[1]	Taiwan Cement Corp.	83,873,758	99,660
	Hua Nan Financial Holdings Co. Ltd.	136,576,714	96,753
	Formosa Chemicals & Fibre Corp.	46,072,437	95,911
	Largan Precision Co. Ltd.	1,362,346	94,495
	Taishin Financial Holding Co. Ltd.	159,130,591	92,576
	SinoPac Financial Holdings Co. Ltd.	151,234,266	89,809
	Realtek Semiconductor Corp.	6,354,988	87,280
	Accton Technology Corp.	7,111,436	86,762
[1]	E Ink Holdings Inc.	11,884,378	85,233
*	China Development Financial Holding Corp.	210,959,115	84,347
[1]	Inventec Corp.	40,482,836	82,350
	Yageo Corp.	5,219,998	76,527
	Advantech Co. Ltd.	6,114,803	76,360
	Shanghai Commercial & Savings Bank Ltd.	50,485,048	70,768
	Taiwan Mobile Co. Ltd.	23,142,541	69,539
	President Chain Store Corp.	7,532,379	66,919
	Pegatron Corp.	27,374,541	66,660
[1]	Wiwynn Corp.	1,160,000	65,875
[1]	Gigabyte Technology Co. Ltd.	6,542,160	65,579
	Airtac International Group	2,083,008	61,955
	Global Unichip Corp.	1,166,525	61,015
[1]	Alchip Technologies Ltd.	929,520	59,165
	Micro-Star International Co. Ltd.	9,186,460	56,979
*	Shin Kong Financial Holding Co. Ltd.	180,108,405	55,282
	eMemory Technology Inc.	929,253	55,066
	Compal Electronics Inc.	55,945,652	54,314
	Chang Hwa Commercial Bank Ltd.	89,462,385	53,712
	Elite Material Co. Ltd.	3,927,298	51,971
	Catcher Technology Co. Ltd.	9,130,062	50,487
	Far Eastern New Century Corp.	52,876,493	50,009

		Shares	Market Value ($000)
	Voltronic Power Technology Corp.	875,425	48,849
	Far EasTone Telecommunications Co. Ltd.	21,354,902	48,216
*,1	AUO Corp.	72,582,699	47,882
[1]	Formosa Petrochemical Corp.	18,412,003	46,991
	Chroma ATE Inc.	5,297,121	46,660
*	Tatung Co. Ltd.	29,540,778	46,613
	Globalwafers Co. Ltd.	2,826,436	46,320
	Silergy Corp.	4,347,644	45,987
	Eclat Textile Co. Ltd.	2,654,128	45,915
	Teco Electric & Machinery Co. Ltd.	25,830,034	44,286
[1]	Walsin Lihwa Corp.	33,950,022	43,338
	Asia Cement Corp.	32,972,955	42,302
[1]	Acer Inc.	37,871,771	42,293
*	Feng TAY Enterprise Co. Ltd.	5,907,873	39,958
[1]	Asia Vital Components Co. Ltd.	3,801,998	39,072
	Sino-American Silicon Products Inc.	7,098,540	38,815
[1]	Powerchip Semiconductor Manufacturing Corp.	39,480,000	37,738
*	Winbond Electronics Corp.	39,398,469	36,929
	Ruentex Development Co. Ltd.	31,424,774	35,658
	Pou Chen Corp.	35,606,366	35,431
	Tripod Technology Corp.	6,562,270	35,324
[1]	Yang Ming Marine Transport Corp.	23,395,962	34,706
	Synnex Technology International Corp.	18,124,184	34,159
*	Innolux Corp.	62,810,246	33,354
*	Powertech Technology Inc.	9,369,231	33,022
	Taiwan Business Bank	71,372,692	32,769
	WPG Holdings Ltd.	20,109,420	32,321
	TA Chen Stainless Pipe	25,279,994	31,810
	Lien Hwa Industrial Holdings Corp.	15,500,153	31,568
[1]	Giant Manufacturing Co. Ltd.	4,156,931	30,836
[1]	China Airlines Ltd.	38,005,442	30,223
	Sinbon Electronics Co. Ltd.	2,817,391	30,215
[1]	ASPEED Technology Inc.	406,660	30,090
	Cheng Shin Rubber Industry Co. Ltd.	24,532,063	30,070
[1]	Evergreen Marine Corp. Taiwan Ltd.	9,051,711	30,017
	Vanguard International Semiconductor Corp.	12,048,461	29,706
	King Yuan Electronics Co. Ltd.	14,717,721	29,574
	Faraday Technology Corp.	2,827,786	29,455
	Qisda Corp.	18,235,660	28,961
[1]	Oneness Biotech Co. Ltd.	4,625,492	28,619
	Zhen Ding Technology Holding Ltd.	8,466,214	28,371
	Win Semiconductors Corp.	5,355,163	27,965
	Phison Electronics Corp.	2,135,894	27,848
	Chicony Electronics Co. Ltd.	8,221,280	27,387
	Parade Technologies Ltd.	928,732	27,266
	Makalot Industrial Co. Ltd.	2,734,187	27,164
	Taiwan High Speed Rail Corp.	28,182,487	27,066
	Foxconn Technology Co. Ltd.	14,829,233	26,343
	Hiwin Technologies Corp.	3,841,687	25,860
	International Games System Co. Ltd.	1,299,526	25,374
[1]	Nanya Technology Corp.	10,927,186	25,215
	King Slide Works Co. Ltd.	842,930	24,423
[1]	Macronix International Co. Ltd.	23,872,546	23,758
	Lotes Co. Ltd.	984,173	23,450
	Highwealth Construction Corp.	17,324,768	23,342
	Eva Airways Corp.	19,823,943	23,244
	Taichung Commercial Bank Co. Ltd.	48,740,969	23,138
	Simplo Technology Co. Ltd.	2,332,139	22,827

		Shares	Market Value ($000)
	Radiant Opto-Electronics Corp.	5,916,517	22,721
	Merida Industry Co. Ltd.	3,272,004	22,606
	Gold Circuit Electronics Ltd.	4,068,846	22,054
	Ruentex Industries Ltd.	11,056,322	21,840
[1]	AP Memory Technology Corp.	1,757,146	21,413
*	Jentech Precision Industrial Co. Ltd.	1,253,802	21,256
	Compeq Manufacturing Co. Ltd.	14,615,494	21,217
	Yulon Finance Corp.	3,411,728	20,622
[1]	YFY Inc.	17,444,047	20,477
	Sanyang Motor Co. Ltd.	8,127,689	20,449
	Taiwan Fertilizer Co. Ltd.	9,998,225	20,437
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,452,593	20,338
	Yulon Motor Co. Ltd.	7,700,958	20,141
[1]	Via Technologies Inc.	4,723,909	20,107
	Wan Hai Lines Ltd.	12,369,274	19,881
	Walsin Technology Corp.	6,495,615	19,635
	Bizlink Holding Inc.	2,000,426	19,287
	Nien Made Enterprise Co. Ltd.	1,850,202	19,179
	Chipbond Technology Corp.	8,253,255	18,245
	Great Wall Enterprise Co. Ltd.	9,440,455	17,995
[1]	Mitac Holdings Corp.	11,957,570	17,937
	Poya International Co. Ltd.	1,060,156	17,268
*,1	HTC Corp.	9,674,079	17,230
*	IBF Financial Holdings Co. Ltd.	42,839,809	16,375
	ASMedia Technology Inc.	518,775	16,278
*	AUO Corp. ADR	2,464,491	16,266
	Union Bank of Taiwan	32,682,982	16,184
	Bora Pharmaceuticals Co. Ltd.	555,000	15,947
*	Taiwan Glass Industry Corp.	21,867,615	15,039
*	Ennostar Inc.	9,413,740	14,842
*,1	China Petrochemical Development Corp.	49,601,204	14,840
	Elan Microelectronics Corp.	3,950,344	14,677
	King's Town Bank Co. Ltd.	12,705,696	14,561
	Tung Ho Steel Enterprise Corp.	8,077,069	14,382
[1]	Nan Ya Printed Circuit Board Corp.	1,814,556	14,368
	momo.com Inc.	746,609	14,260
	United Integrated Services Co. Ltd.	2,018,603	14,200
[1]	Genius Electronic Optical Co. Ltd.	1,110,565	13,903
	Wistron NeWeb Corp.	3,881,164	13,806
	Cheng Loong Corp.	12,447,761	13,692
	Capital Securities Corp.	26,742,508	13,594
	Topco Scientific Co. Ltd.	2,285,440	13,093
	Taiwan Secom Co. Ltd.	3,740,339	13,037
*	HannStar Display Corp.	29,390,793	13,022
	Taiwan Union Technology Corp.	3,255,239	12,965
	Eternal Materials Co. Ltd.	12,807,185	12,667
	Goldsun Building Materials Co. Ltd.	14,983,982	12,576
[1]	AcBel Polytech Inc.	7,033,328	12,461
	CTCI Corp.	9,697,642	12,455
	Ardentec Corp.	6,284,391	12,360
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,589,133	12,308
	Tong Yang Industry Co. Ltd.	6,332,142	12,250
	Far Eastern International Bank	32,405,696	12,239
	Sercomm Corp.	3,118,250	12,149
	Pan Jit International Inc.	5,158,398	11,978
	FLEXium Interconnect Inc.	4,031,334	11,947
*	WT Microelectronics Co. Ltd.	5,447,486	11,905
[1]	Kinsus Interconnect Technology Corp.	3,596,758	11,877

		Shares	Market Value ($000)
*,1	Polaris Group	4,264,000	11,675
	Taiwan Surface Mounting Technology Corp.	4,013,113	11,568
	Kaori Heat Treatment Co. Ltd.	1,062,344	11,550
	Chunghwa Telecom Co. Ltd. ADR	308,348	11,316
	Hotai Finance Co. Ltd.	2,499,200	11,299
[1]	United Microelectronics Corp. ADR	1,501,406	11,276
	Feng Hsin Steel Co. Ltd.	5,121,000	11,256
	Coretronic Corp.	4,994,212	11,234
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	2,632,000	11,093
	Formosa Taffeta Co. Ltd.	13,520,498	11,085
	Microbio Co. Ltd.	6,609,937	11,065
	Century Iron & Steel Industrial Co. Ltd.	2,150,000	10,996
*	Nan Kang Rubber Tire Co. Ltd.	8,895,745	10,752
	Shinkong Synthetic Fibers Corp.	19,535,312	10,666
*	Lotus Pharmaceutical Co. Ltd.	1,167,189	10,665
	TXC Corp.	3,763,090	10,604
	Arcadyan Technology Corp.	2,290,082	10,587
	Getac Holdings Corp.	4,853,752	10,489
	Visual Photonics Epitaxy Co. Ltd.	2,431,609	10,288
[1]	Episil Technologies Inc.	4,040,233	10,219
*	Charoen Pokphand Enterprise	3,430,374	10,216
	Fusheng Precision Co. Ltd.	1,592,000	10,137
	VisEra Technologies Co. Ltd.	1,360,000	10,006
	Sigurd Microelectronics Corp.	5,850,585	9,866
	China Motor Corp.	3,482,222	9,808
	Kinpo Electronics	17,750,193	9,799
	Center Laboratories Inc.	5,136,022	9,741
[1]	United Renewable Energy Co. Ltd.	17,143,408	9,727
[1]	Nuvoton Technology Corp.	2,139,000	9,570
[1]	Wafer Works Corp.	7,052,312	9,554
	Tong Hsing Electronic Industries Ltd.	1,882,688	9,470
	Taiwan Cogeneration Corp.	5,767,811	9,450
	Sitronix Technology Corp.	1,340,567	9,416
	Ta Ya Electric Wire & Cable	7,812,837	9,392
	Wisdom Marine Lines Co. Ltd.	6,456,487	9,380
	Far Eastern Department Stores Ltd.	13,433,887	9,347
	Orient Semiconductor Electronics Ltd.	6,446,208	9,263
*	EirGenix Inc.	2,750,277	9,200
	Fitipower Integrated Technology Inc.	2,038,648	9,176
	Gudeng Precision Industrial Co. Ltd.	790,054	9,131
	ChipMOS Technologies Inc.	8,010,348	9,129
	Everlight Electronics Co. Ltd.	5,511,687	9,117
[1]	Taiwan Semiconductor Co. Ltd.	3,208,342	9,053
	Huaku Development Co. Ltd.	3,121,856	9,000
[1]	Taiwan-Asia Semiconductor Corp.	5,190,266	8,929
	Supreme Electronics Co. Ltd.	5,777,259	8,887
	Primax Electronics Ltd.	4,322,882	8,887
	USI Corp.	11,903,641	8,837
	Grape King Bio Ltd.	1,511,683	8,762
[1]	Raydium Semiconductor Corp.	831,000	8,754
	Transcend Information Inc.	3,829,325	8,684
[1]	Gloria Material Technology Corp.	5,079,126	8,653
	XinTec Inc.	2,165,714	8,647
*	Universal Vision Biotechnology Co. Ltd.	693,000	8,647
	Great Tree Pharmacy Co. Ltd.	635,000	8,456
	O-Bank Co. Ltd.	26,495,547	8,428
[1]	AURAS Technology Co. Ltd.	914,000	8,409
	Yieh Phui Enterprise Co. Ltd.	17,441,484	8,316

		Shares	Market Value ($000)
	ITE Technology Inc.	1,662,399	8,196
	Kenda Rubber Industrial Co. Ltd.	8,718,237	8,148
	ADATA Technology Co. Ltd.	3,109,467	8,120
[1]	Elite Semiconductor Microelectronics Technology Inc.	3,206,717	7,988
*	Ennoconn Corp.	823,996	7,957
*	Wowprime Corp.	841,817	7,909
*	Innodisk Corp.	788,137	7,907
*,1	Phihong Technology Co. Ltd.	3,645,679	7,861
	Merry Electronics Co. Ltd.	2,675,063	7,773
	Chicony Power Technology Co. Ltd.	2,331,000	7,723
*	Taiwan TEA Corp.	8,317,399	7,671
	Standard Foods Corp.	6,061,849	7,662
	International CSRC Investment Holdings Co.	11,535,159	7,637
	Greatek Electronics Inc.	3,932,961	7,637
*	TaiMed Biologics Inc.	2,549,087	7,616
	President Securities Corp.	11,709,690	7,598
[1]	U-Ming Marine Transport Corp.	5,599,610	7,595
	TCI Co. Ltd.	1,379,788	7,550
	Tainan Spinning Co. Ltd.	15,188,940	7,523
	TSRC Corp.	9,328,009	7,457
[1]	Andes Technology Corp.	506,000	7,415
	Solar Applied Materials Technology Corp.	6,068,689	7,267
	Allied Supreme Corp.	705,000	7,248
	Sporton International Inc.	945,138	7,239
[1]	Advanced Energy Solution Holding Co. Ltd.	327,450	7,233
	SDI Corp.	2,125,876	7,232
	Systex Corp.	1,927,140	7,225
[1]	Kinik Co.	1,616,479	7,155
	China Steel Chemical Corp.	2,048,245	7,081
	Foxsemicon Integrated Technology Inc.	1,200,131	7,062
	Hannstar Board Corp.	4,438,657	7,030
[1]	Quanta Storage Inc.	2,042,136	6,998
	Pan-International Industrial Corp.	5,234,613	6,942
	ITEQ Corp.	2,744,177	6,936
[1]	Grand Pacific Petrochemical	11,818,283	6,927
	Formosa International Hotels Corp.	867,756	6,857
	Cheng Uei Precision Industry Co. Ltd.	5,512,595	6,840
	Acter Group Corp. Ltd.	1,409,168	6,805
	TTY Biopharm Co. Ltd.	2,763,457	6,732
	Hota Industrial Manufacturing Co. Ltd.	3,152,801	6,714
	Zyxel Group Corp.	3,875,952	6,686
	Oriental Union Chemical Corp.	9,505,474	6,632
	Pegavision Corp.	543,000	6,576
	Longchen Paper & Packaging Co. Ltd.	12,096,091	6,554
	Cleanaway Co. Ltd.	1,062,359	6,516
	ASROCK Inc.	790,000	6,387
	Shiny Chemical Industrial Co. Ltd.	1,436,250	6,365
	Farglory Land Development Co. Ltd.	3,476,158	6,354
	Depo Auto Parts Ind Co. Ltd.	1,788,025	6,300
	Taiwan Mask Corp.	2,514,000	6,100
	Wah Lee Industrial Corp.	2,365,768	6,098
	UPC Technology Corp.	11,394,277	6,087
	Evergreen International Storage & Transport Corp.	6,717,793	6,074
	TSEC Corp.	6,102,803	6,074
	Chong Hong Construction Co. Ltd.	2,392,790	6,054
	Asia Optical Co. Inc.	2,939,519	5,999
	BES Engineering Corp.	18,702,754	5,983
	Fulgent Sun International Holding Co. Ltd.	1,481,744	5,907

		Shares	Market Value ($000)
	Taiwan Paiho Ltd.	3,201,592	5,904
	Global Mixed Mode Technology Inc.	904,342	5,875
*	OBI Pharma Inc.	2,126,690	5,854
[1]	Co-Tech Development Corp.	2,844,000	5,844
[1]	FocalTech Systems Co. Ltd.	2,549,403	5,817
	TPK Holding Co. Ltd.	4,615,313	5,759
	Ton Yi Industrial Corp.	10,059,324	5,706
	Pixart Imaging Inc.	1,538,804	5,661
[1]	General Interface Solution Holding Ltd.	2,621,276	5,645
	Silicon Integrated Systems Corp.	8,711,821	5,619
	Sinon Corp.	4,851,000	5,609
	Holy Stone Enterprise Co. Ltd.	1,802,982	5,600
*	Cub Elecparts Inc.	1,147,751	5,587
*	Medigen Vaccine Biologics Corp.	3,077,336	5,582
*,1	RichWave Technology Corp.	1,081,337	5,561
[1]	Chung Hwa Pulp Corp.	5,419,818	5,547
	Thinking Electronic Industrial Co. Ltd.	1,087,000	5,547
	Chang Wah Technology Co. Ltd.	4,694,000	5,543
	Nantex Industry Co. Ltd.	4,778,409	5,534
	Ambassador Hotel	3,361,000	5,510
*	CMC Magnetics Corp.	13,040,253	5,488
	Sunplus Technology Co. Ltd.	5,587,752	5,485
	Hu Lane Associate Inc.	1,086,482	5,483
*	Advanced Wireless Semiconductor Co.	1,859,030	5,475
	Hsin Kuang Steel Co. Ltd.	3,491,403	5,417
*	Synmosa Biopharma Corp.	3,880,090	5,349
	Continental Holdings Corp.	6,261,000	5,343
[1]	UPI Semiconductor Corp.	678,000	5,331
	Chang Wah Electromaterials Inc.	5,434,000	5,323
	TaiDoc Technology Corp.	894,645	5,265
	L&K Engineering Co. Ltd.	2,084,623	5,260
*	Adimmune Corp.	4,704,575	5,252
	Nichidenbo Corp.	3,091,000	5,247
	Taiwan Sakura Corp.	2,593,006	5,207
	Prince Housing & Development Corp.	14,266,870	5,199
*	Apex International Co. Ltd.	2,597,000	5,134
	Brighton-Best International Taiwan Inc.	4,724,367	4,992
	Marketech International Corp.	1,083,000	4,931
[1]	Topkey Corp.	904,000	4,925
	Test Research Inc.	2,524,878	4,910
*,1	CSBC Corp. Taiwan	6,601,860	4,907
*	Mercuries Life Insurance Co. Ltd.	29,086,843	4,862
	Chin-Poon Industrial Co. Ltd.	4,428,799	4,812
	Dynapack International Technology Corp.	1,876,479	4,802
	Global Brands Manufacture Ltd.	2,934,799	4,801
	Shin Zu Shing Co. Ltd.	1,776,166	4,801
*	Unitech Printed Circuit Board Corp.	8,461,218	4,765
	Shinkong Insurance Co. Ltd.	2,738,000	4,714
	D-Link Corp.	7,312,584	4,706
	Etron Technology Inc.	3,443,273	4,689
	Taiwan PCB Techvest Co. Ltd.	3,381,549	4,676
	Alpha Networks Inc.	3,288,750	4,606
	Kindom Development Co. Ltd.	4,718,850	4,594
	Dynamic Holding Co. Ltd.	4,559,365	4,582
*	Chief Telecom Inc.	358,000	4,499
	China General Plastics Corp.	5,753,597	4,454
	Actron Technology Corp.	763,000	4,450
	Advanced Ceramic X Corp.	682,971	4,431

		Shares	Market Value ($000)
	Asia Polymer Corp.	5,358,624	4,424
	Gemtek Technology Corp.	4,297,668	4,401
	Adlink Technology Inc.	1,912,484	4,396
	Soft-World International Corp.	1,363,372	4,384
	Holtek Semiconductor Inc.	1,971,952	4,357
	YC INOX Co. Ltd.	4,978,055	4,345
	Formosa Sumco Technology Corp.	849,000	4,324
	China Metal Products	3,448,113	4,255
	Chlitina Holding Ltd.	703,977	4,249
*	Career Technology MFG. Co. Ltd.	5,418,395	4,248
*	Asia Pacific Telecom Co. Ltd.	20,266,002	4,164
	Chung Hung Steel Corp.	5,400,000	4,155
	Darfon Electronics Corp.	2,962,164	4,145
	Xxentria Technology Materials Corp.	1,835,288	4,139
	AmTRAN Technology Co. Ltd.	9,417,430	4,124
	Sunny Friend Environmental Technology Co. Ltd.	947,675	4,072
*	China Man-Made Fiber Corp.	15,866,236	4,069
	Chunghwa Precision Test Tech Co. Ltd.	247,368	4,065
	Sampo Corp.	4,491,497	3,969
*	Ichia Technologies Inc.	3,516,439	3,966
	Gourmet Master Co. Ltd.	1,003,237	3,949
	Cathay Real Estate Development Co. Ltd.	7,714,505	3,866
	St. Shine Optical Co. Ltd.	560,727	3,861
	Anpec Electronics Corp.	829,000	3,860
[1]	Genesys Logic Inc.	1,045,000	3,833
	IEI Integration Corp.	1,453,669	3,813
	Amazing Microelectronic Corp.	993,526	3,806
	Weltrend Semiconductor	1,978,182	3,800
	Lealea Enterprise Co. Ltd.	11,152,722	3,765
	KMC Kuei Meng International Inc.	764,000	3,761
[1]	Motech Industries Inc.	3,911,988	3,744
	ScinoPharm Taiwan Ltd.	3,679,946	3,737
	Gamania Digital Entertainment Co. Ltd.	1,649,424	3,711
	Chia Hsin Cement Corp.	5,544,720	3,686
	Tung Thih Electronic Co. Ltd.	828,118	3,646
	LandMark Optoelectronics Corp.	943,155	3,519
	Johnson Health Tech Co. Ltd.	1,410,092	3,494
	Kung Long Batteries Industrial Co. Ltd.	761,932	3,492
	Sinyi Realty Inc.	3,763,300	3,476
	YungShin Global Holding Corp.	2,498,434	3,476
	Namchow Holdings Co. Ltd.	2,229,971	3,468
	Everlight Chemical Industrial Corp.	5,142,329	3,465
	Kuo Toong International Co. Ltd.	2,916,809	3,423
	Taiflex Scientific Co. Ltd.	2,552,994	3,421
	Flytech Technology Co. Ltd.	1,590,785	3,411
	Ho Tung Chemical Corp.	12,421,141	3,366
	Altek Corp.	2,957,823	3,364
	Firich Enterprises Co. Ltd.	2,984,129	3,334
	Advanced International Multitech Co. Ltd.	1,330,115	3,328
	Taiwan Styrene Monomer	6,364,977	3,324
	Dimerco Express Corp.	1,392,843	3,292
	Darwin Precisions Corp.	6,185,570	3,289
	WUS Printed Circuit Co. Ltd.	2,273,785	3,254
	Elitegroup Computer Systems Co. Ltd.	3,416,479	3,222
*	Federal Corp.	5,711,195	3,219
	Wei Chuan Foods Corp.	5,095,507	3,215
	Sensortek Technology Corp.	330,000	3,202
*	Foresee Pharmaceuticals Co. Ltd.	1,207,841	3,192

		Shares	Market Value ($000)
*	Lung Yen Life Service Corp.	2,658,221	3,138
	T3EX Global Holdings Corp.	1,350,000	3,109
	Hung Sheng Construction Ltd.	4,786,107	3,101
	CyberTAN Technology Inc.	4,608,006	3,088
*,1	Ultra Chip Inc.	935,000	3,078
	Mercuries & Associates Holding Ltd.	6,591,811	3,075
[1]	Panion & BF Biotech Inc.	843,163	3,025
	Machvision Inc.	426,775	3,014
	Chun Yuan Steel Industry Co. Ltd.	5,365,000	3,001
	91APP Inc.	847,931	2,998
	Egis Technology Inc.	895,582	2,939
	Rechi Precision Co. Ltd.	3,849,896	2,915
	CHC Healthcare Group	1,462,222	2,877
	China Bills Finance Corp.	6,119,000	2,873
	PharmaEngine Inc.	1,053,477	2,835
[1]	Swancor Holding Co. Ltd.	1,002,426	2,818
	Bioteque Corp.	777,525	2,799
	Infortrend Technology Inc.	3,586,873	2,788
*	RDC Semiconductor Co. Ltd.	704,000	2,784
	Elite Advanced Laser Corp.	1,811,862	2,756
	Huang Hsiang Construction Corp.	2,133,571	2,715
	Sonix Technology Co. Ltd.	1,844,316	2,713
	Posiflex Technology Inc.	755,612	2,713
	Jess-Link Products Co. Ltd.	1,257,887	2,708
	Nidec Chaun-Choung Technology Corp.	491,645	2,677
	Lingsen Precision Industries Ltd.	4,474,421	2,672
*	First Steamship Co. Ltd.	9,563,441	2,636
*	Bank of Kaohsiung Co. Ltd.	6,475,866	2,619
*	Kaimei Electronic Corp.	1,267,200	2,597
	Tyntek Corp.	3,669,095	2,527
	Speed Tech Corp.	1,513,000	2,519
	China Chemical & Pharmaceutical Co. Ltd.	3,231,766	2,492
	VIA Labs Inc.	339,000	2,476
	TYC Brother Industrial Co. Ltd.	2,304,099	2,446
	Sincere Navigation Corp.	4,024,309	2,418
*	Shining Building Business Co. Ltd.	7,324,769	2,403
	Radium Life Tech Co. Ltd.	8,145,715	2,344
*	HannsTouch Holdings Co.	6,761,304	2,337
	Rich Development Co. Ltd.	7,594,267	2,323
*	Ritek Corp.	7,845,658	2,287
*	Gigastorage Corp.	4,153,817	2,227
*	Kuo Yang Construction Co. Ltd.	3,579,000	2,200
	Zeng Hsing Industrial Co. Ltd.	644,672	2,177
	Formosan Rubber Group Inc.	3,189,306	2,164
	Shihlin Electric & Engineering Corp.	458,000	2,163
	TA-I Technology Co. Ltd.	1,490,535	2,156
*	Li Peng Enterprise Co. Ltd.	8,547,714	2,135
	Syncmold Enterprise Corp.	1,129,099	2,078
	China Electric Manufacturing Corp.	3,583,227	2,062
*	Rexon Industrial Corp. Ltd.	1,766,000	2,005
	Tong-Tai Machine & Tool Co. Ltd.	3,070,126	1,995
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	1,981
	KEE TAI Properties Co. Ltd.	5,074,979	1,972
	Iron Force Industrial Co. Ltd.	648,535	1,969
	Savior Lifetec Corp.	3,540,851	1,946
	AGV Products Corp.	4,364,983	1,934
	Yulon Nissan Motor Co. Ltd.	291,842	1,820
	Yeong Guan Energy Technology Group Co. Ltd.	952,217	1,756

		Shares	Market Value ($000)
*	Hong Pu Real Estate Development Co. Ltd.	2,041,931	1,716
*	Cyberlink Corp.	518,066	1,709
*	PChome Online Inc.	1,180,661	1,699
	Ability Enterprise Co. Ltd.	2,620,904	1,644
*	Brogent Technologies Inc.	410,643	1,622
*	Zinwell Corp.	2,403,006	1,621
	Fittech Co. Ltd.	723,890	1,607
*	Newmax Technology Co. Ltd.	1,553,000	1,539
	Dyaco International Inc.	1,321,461	1,521
	FSP Technology Inc.	956,071	1,510
	Alexander Marine Co. Ltd.	78,000	1,416
	Basso Industry Corp.	1,044,339	1,375
	Nan Liu Enterprise Co. Ltd.	556,000	1,363
*	Gigasolar Materials Corp.	480,916	1,334
*	Medigen Biotechnology Corp.	1,297,797	1,326
	Senao International Co. Ltd.	1,158,253	1,309
	Taiyen Biotech Co. Ltd.	1,165,580	1,297
*	Li Cheng Enterprise Co. Ltd.	1,732,420	1,166
*	Globe Union Industrial Corp.	2,673,405	1,149
	Sheng Yu Steel Co. Ltd.	1,463,000	1,144
	Shin Foong Specialty & Applied Materials Co. Ltd.	660,361	1,109
*	ALI Corp.	1,800,362	1,089
	WinWay Technology Co. Ltd.	36,000	901
	M31 Technology Corp.	30,000	846
	ZillTek Technology Corp.	68,000	838
	Waffer Technology Corp.	226,000	837
	Channel Well Technology Co. Ltd.	324,000	812
*	Tanvex BioPharma Inc.	344,021	761
	GeneReach Biotechnology Corp.	530,873	676
	Fortune Electric Co. Ltd.	87,000	664
*	Weikeng Industrial Co. Ltd.	514,000	566
	Toung Loong Textile Manufacturing	588,210	459
	Test Rite International Co. Ltd.	335,388	214
*,3	Taiwan Land Development Corp.	448,935	—
*,3	Unity Opto Technology Co. Ltd.	4,231,961	—
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,3	XPEC Entertainment Inc.	872,075	—
*,1,3	Green Energy Technology Inc.	2,817,405	—
*,3	Pharmally International Holding Co. Ltd.	868,039	—
*,3	Pegavision Corp. Rights Exp. 8/30/23	46,542	—
*,3	PChome Online Inc. Rights Exp. 8/8/23	120,569	—
			17,479,098
Thailand (0.7%)
	PTT PCL (Foreign)	190,025,265	194,441
	CP ALL PCL (Foreign)	79,130,000	146,882
	Delta Electronics Thailand PCL (Foreign)	37,271,410	123,235
	Bangkok Dusit Medical Services PCL (Foreign)	144,654,667	121,695
*	Airports of Thailand PCL (Foreign)	56,790,164	118,654
	Advanced Info Service PCL (Foreign)	14,747,525	97,439
	Siam Cement PCL (Foreign)	9,645,847	91,656
	PTT Exploration & Production PCL (Foreign)	18,472,517	86,262
	Kasikornbank PCL (Foreign)	21,574,229	79,519
	SCB X PCL (Foreign)	22,378,953	73,616
	Central Pattana PCL (Foreign)	36,932,011	73,449
	Gulf Energy Development PCL (Foreign)	44,270,503	64,410
	Krung Thai Bank PCL (Foreign)	83,099,891	49,810
	Minor International PCL (Foreign)	50,073,901	48,314
	Bumrungrad Hospital PCL (Foreign)	7,458,343	47,112

		Shares	Market Value ($000)
	Bangkok Bank PCL (Foreign)	8,978,964	45,015
	Central Retail Corp. PCL (Foreign)	36,902,422	44,498
	Energy Absolute PCL (Foreign)	21,799,944	39,548
	Charoen Pokphand Foods PCL (Foreign)	62,562,612	37,127
	Home Product Center PCL (Foreign)	76,898,661	31,926
	PTT Global Chemical PCL (Foreign)	26,525,881	30,659
	TMBThanachart Bank PCL (Foreign)	601,093,074	30,224
	True Corp. PCL (Foreign)	138,892,436	29,445
	Banpu PCL (Foreign)	102,518,712	29,223
	Bangkok Expressway & Metro PCL (Foreign)	103,450,686	27,533
	Intouch Holdings PCL (Foreign)	12,228,467	27,529
	Land & Houses PCL (Foreign)	110,440,888	27,432
	BTS Group Holdings PCL (Foreign)	114,961,246	27,222
	Indorama Ventures PCL (Foreign)	23,938,683	23,975
	PTT Oil & Retail Business PCL (Foreign)	37,197,683	23,268
	Krungthai Card PCL (Foreign)	16,722,039	22,981
	Thai Oil PCL (Foreign)	15,180,949	22,777
	Tisco Financial Group PCL (Foreign)	7,616,509	22,373
	CP Axtra PCL (Foreign)	20,608,178	20,785
	Digital Telecommunications Infrastructure Fund	69,197,589	20,215
	Thonburi Healthcare Group PCL (Foreign)	10,067,027	19,709
	SCG Packaging PCL (Foreign)	15,507,309	18,361
	Ratch Group PCL (Foreign)	16,149,654	17,111
	WHA Corp. PCL (Foreign)	109,890,515	15,935
	Bangchak Corp. PCL (Foreign)	14,026,550	15,696
	Osotspa PCL (Foreign)	17,708,683	15,149
	Thai Union Group PCL (Foreign)	38,153,960	15,053
	Global Power Synergy PCL (Foreign)	8,850,476	14,941
	Thanachart Capital PCL (Foreign)	10,013,002	14,629
	Electricity Generating PCL (Foreign)	3,648,238	14,229
	Berli Jucker PCL (Foreign)	13,403,528	13,710
	Com7 PCL (Foreign)	16,240,914	13,297
	Kiatnakin Phatra Bank PCL (Foreign)	8,088,920	13,126
	KCE Electronics PCL (Foreign)	10,337,075	13,085
	Asset World Corp. PCL (Foreign)	98,949,498	12,966
*	Central Plaza Hotel PCL (Foreign)	9,069,352	12,526
	Hana Microelectronics PCL (Foreign)	7,838,853	11,645
	Srisawad Corp. PCL (Foreign)	8,334,379	11,522
	Ngern Tid Lor PCL (Foreign)	17,703,930	11,340
	Sansiri PCL (Foreign)	190,364,721	11,129
	Supalai PCL (Foreign)	17,602,263	10,905
	Thai Life Insurance PCL (Foreign)	32,721,300	10,716
	B Grimm Power PCL (Foreign)	9,374,752	10,624
	AP Thailand PCL (Foreign)	29,199,070	10,411
	IRPC PCL (Foreign)	142,880,724	10,195
[1]	Siam Global House PCL (Foreign)	21,074,999	10,172
	Jasmine Broadband Internet Infrastructure Fund	52,002,668	10,104
[1]	Carabao Group PCL (Foreign)	4,586,606	9,764
	Muangthai Capital PCL (Foreign)	9,226,031	9,585
	JMT Network Services PCL (Foreign)	8,219,017	9,316
	Amata Corp. PCL (Foreign)	12,543,875	8,618
	CH Karnchang PCL (Foreign)	13,014,948	8,177
	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	7,861
	Vibhavadi Medical Center PCL (Foreign)	108,455,428	7,602
[1]	Bangkok Chain Hospital PCL (Foreign)	14,176,330	7,373
	Thailand Future Fund	31,800,789	6,973
	Chularat Hospital PCL (Foreign)	82,079,652	6,958
	AEON Thana Sinsap Thailand PCL (Foreign)	1,524,168	6,951

		Shares	Market Value ($000)
*	Beyond Securities PCL (Foreign)	33,282,774	6,377
	Ramkhamhaeng Hospital PCL (Foreign)	5,144,364	6,204
	Dhipaya Group Holdings PCL (Foreign)	4,812,172	6,083
	Plan B Media PCL (Foreign)	23,901,455	5,975
	VGI PCL (Foreign)	69,430,614	5,926
	Mega Lifesciences PCL (Foreign)	5,134,856	5,815
	Gunkul Engineering PCL (Foreign)	57,139,395	5,780
	Sri Trang Agro-Industry PCL (Foreign)	12,079,771	5,757
	Forth Corp. PCL (Foreign)	6,399,306	5,706
	Quality Houses PCL (Foreign)	82,078,043	5,469
	Star Petroleum Refining PCL (Foreign)	20,698,132	5,301
[1]	TOA Paint Thailand PCL (Foreign)	6,631,660	5,280
	Tipco Asphalt PCL (Foreign)	9,858,167	5,127
	CK Power PCL (Foreign)	50,179,219	5,072
	Betagro PCL (Foreign)	7,718,700	5,027
	Esso Thailand PCL (Foreign)	17,259,553	4,767
[1]	Dohome PCL (Foreign)	16,352,320	4,615
	Thai Vegetable Oil PCL (Foreign)	6,080,102	4,486
	TPI Polene PCL (Foreign)	106,038,866	4,463
	Sino-Thai Engineering & Construction PCL (Foreign)	13,887,601	4,425
*	Bangkok Airways PCL (Foreign)	9,691,593	4,365
	Thoresen Thai Agencies PCL (Foreign)	22,967,591	4,264
	TTW PCL (Foreign)	15,698,931	3,991
	Siam City Cement PCL (Foreign)	964,266	3,860
[1]	TQM Alpha PCL (Foreign)	4,942,953	3,828
	I-TAIL Corp. PCL (Foreign)	6,774,500	3,724
	Jaymart Group Holdings PCL (Foreign)	7,476,487	3,717
	Bangkok Land PCL (Foreign)	150,033,295	3,551
	MBK PCL (Foreign)	7,358,038	3,525
	TPI Polene Power PCL (Foreign)	35,880,912	3,481
	BEC World PCL (Foreign)	14,114,804	3,362
*,1	Jasmine Technology Solution PCL (Foreign)	3,794,001	3,274
	Thaicom PCL (Foreign)	8,446,878	3,262
	Thaifoods Group PCL (Foreign)	27,416,105	3,207
[1]	Banpu Power PCL (Foreign)	7,423,237	3,146
	Major Cineplex Group PCL (Foreign)	6,593,379	2,949
	Bangkok Life Assurance PCL (Foreign)	4,102,546	2,901
[1]	Precious Shipping PCL (Foreign)	10,229,097	2,816
	Sri Trang Gloves Thailand PCL (Foreign)	13,077,296	2,752
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,864,086	2,674
	PTG Energy PCL (Foreign)	8,263,777	2,610
	MK Restaurants Group PCL (Foreign)	1,876,940	2,537
	Origin Property PCL (Foreign)	8,151,381	2,502
	Pruksa Holding PCL (Foreign)	6,478,484	2,500
	BCPG PCL (Foreign)	8,752,274	2,468
	GFPT PCL (Foreign)	6,818,395	2,412
[1]	Taokaenoi Food & Marketing PCL (Foreign)	7,071,393	2,356
[1]	Ratchthani Leasing PCL (Foreign)	24,276,994	2,270
	LPN Development PCL (Foreign)	17,519,589	2,140
*,1	Jasmine International PCL (Foreign)	47,276,878	2,114
*	Super Energy Corp. PCL (Foreign)	144,098,766	2,107
	SPCG PCL (Foreign)	5,675,234	2,106
[1]	Singer Thailand PCL (Foreign)	8,883,040	2,079
	Workpoint Entertainment PCL (Foreign)	4,658,553	2,069
*	Italian-Thai Development PCL (Foreign)	44,731,483	1,870
*,1	Kerry Express Thailand PCL (Foreign)	6,473,000	1,845
	Bangkok Life Assurance PCL NVDR	2,467,300	1,745
*	Pruksa Real Estate PCL (Foreign)	7,721,100	1,489

		Shares	Market Value ($000)
*	Samart Corp. PCL (Foreign)	6,083,530	1,129
*,1,3	Thai Airways International PCL (Foreign)	13,550,615	1,008
*	Rabbit Holdings PCL (Foreign)	44,217,565	685
*	VGI PCL Warrants Exp. 5/23/27	16,082,270	75
*,3	Inter Far East Energy Corp.	5,655,044	58
*	Samart Corp. PCL Warrants Exp. 5/17/24	1	—
*,3	Samart Corp. PCL Rights Exp. 12/19/23	57,757	—
			2,666,191
Turkey (0.3%)
	KOC Holding A/S	11,348,957	56,889
	BIM Birlesik Magazalar A/S	5,859,094	47,050
	Turkiye Petrol Rafinerileri A/S	11,693,785	44,885
	Turkiye Sise ve Cam Fabrikalari A/S	19,107,597	37,883
*	Turk Hava Yollari AO	4,109,540	35,738
*	Eregli Demir ve Celik Fabrikalari TAS	22,214,090	34,363
*	Turkcell Iletisim Hizmetleri A/S	15,646,871	30,017
	Enka Insaat ve Sanayi A/S	24,032,284	29,984
	Ford Otomotiv Sanayi A/S	836,047	29,466
	Haci Omer Sabanci Holding A/S	13,359,451	28,575
	Akbank TAS	23,319,014	24,199
*	Sasa Polyester Sanayi A/S	10,723,693	24,162
	Turkiye Is Bankasi A/S Class C	41,587,266	23,347
	Yapi ve Kredi Bankasi A/S	41,445,029	21,905
	Aselsan Elektronik Sanayi ve Ticaret A/S	7,680,663	21,265
	Tofas Turk Otomobil Fabrikasi A/S	1,609,718	18,044
*	Hektas Ticaret TAS	15,501,369	17,562
*	Pegasus Hava Tasimaciligi A/S	530,888	16,597
	Migros Ticaret A/S	1,187,163	13,004
	Koza Altin Isletmeleri A/S	12,508,734	13,001
	Turkiye Garanti Bankasi A/S	7,862,973	12,825
*	Gubre Fabrikalari TAS	1,064,530	12,304
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,882,116	12,106
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S Class B	2,759,147	11,403
*	Petkim Petrokimya Holding A/S	16,434,525	10,966
	Coca-Cola Icecek A/S	884,947	10,344
*	Arcelik A/S	1,728,905	9,909
*	TAV Havalimanlari Holding A/S	2,231,502	9,301
	Turk Traktor ve Ziraat Makineleri A/S	338,754	8,842
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,560,581	8,558
	AG Anadolu Grubu Holding A/S	1,666,306	8,547
	Kontrolmatik Enerji ve Muhendislik A/S	1,088,440	8,477
*	Oyak Cimento Fabrikalari A/S	4,050,920	8,422
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	24,821,866	8,011
	Aksa Enerji Uretim A/S Class B	5,149,279	7,560
	Dogus Otomotiv Servis ve Ticaret A/S	709,724	6,521
	Alarko Holding A/S	1,657,592	6,407
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	14,308,801	6,341
[2]	Enerjisa Enerji A/S	3,302,904	6,225
[2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	1,891,508	6,127
	Dogan Sirketler Grubu Holding A/S	11,954,238	5,898
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	498,428	5,753
	Is Yatirim Menkul Degerler A/S	6,944,357	5,718
*	Sok Marketler Ticaret A/S	3,317,660	5,603
*	Turk Telekomunikasyon A/S	7,064,825	5,586
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,449,629	5,539
*	Otokar Otomotiv ve Savunma Sanayi A/S	515,860	5,523
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	1,514,688	5,330

		Shares	Market Value ($000)
	Nuh Cimento Sanayi A/S	808,007	5,049
	Aksa Akrilik Kimya Sanayii A/S	1,498,884	4,821
*	Investco Holding A/S	482,560	4,792
*	Turkiye Vakiflar Bankasi TAO	10,676,082	4,786
	Borusan Yatirim ve Pazarlama A/S	66,907	4,781
	Alfa Solar Enerji Sanayi ve Ticaret A/S	151,340	4,727
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	1,951,606	4,658
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	4,264,295	4,634
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,848,681	4,524
*	Bera Holding A/S	8,079,502	4,465
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	4,012,957	4,402
*	Turkiye Halk Bankasi A/S	8,127,647	4,351
	Cimsa Cimento Sanayi ve Ticaret A/S	617,172	4,319
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,824,103	4,097
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,701,774	3,893
	Tekfen Holding A/S	2,301,809	3,830
*,2	MLP Saglik Hizmetleri A/S Class B	1,061,029	3,806
*	Turkiye Sinai Kalkinma Bankasi A/S	15,542,688	3,511
	EGE Endustri ve Ticaret A/S	14,559	3,475
	Logo Yazilim Sanayi ve Ticaret A/S	1,021,908	3,441
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,666,425	3,431
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,113,713	3,343
	Aygaz A/S	715,859	3,155
*	Iskenderun Demir ve Celik A/S	2,043,156	3,072
*	Ulker Biskuvi Sanayi A/S	2,009,498	2,915
*	Bursa Cimento Fabrikasi A/S	10,212,395	2,912
	Margun Enerji Uretim Sanayi ve Ticaret A/S	1,299,771	2,773
*	Tukas Gida Sanayi ve Ticaret A/S	6,319,809	2,599
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	4,022,271	2,558
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,897,623	2,494
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	1,029,735	2,481
	Kordsa Teknik Tekstil A/S	731,090	2,450
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	2,420
*	Karsan Otomotiv Sanayii ve Ticaret A/S	5,322,919	2,373
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,633,906	2,361
*	Qua Granite Hayal	8,411,183	2,334
*	Biotrend Cevre ve Enerji Yatirimlari A/S	3,005,108	2,318
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,378,528	2,262
	Eczacibasi Yatirim Holding Ortakligi A/S	274,680	2,252
*	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,765,546	2,183
*	Izmir Demir Celik Sanayi A/S	6,600,386	2,175
*	Zorlu Enerji Elektrik Uretim A/S	13,542,558	2,162
*	Anadolu Anonim Turk Sigorta Sirketi	2,486,210	2,111
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,091,691	2,093
	Akcansa Cimento A/S	509,678	2,013
*	Can2 Termik A/S	2,492,565	1,992
*	Tat Gida Sanayi A/S	1,405,687	1,970
	Galata Wind Enerji A/S	2,077,818	1,907
*	Kiler Holding A/S	3,321,530	1,906
*	Konya Cimento Sanayii A/S	11,515	1,871
	Kimteks Poliuretan Sanayi ve Ticaret A/S	406,846	1,806
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,009,237	1,804
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	670,265	1,767
*	Kervan Gida Sanayi ve Ticaret A/S Class B	1,944,456	1,719
*	Oyak Yatirim Menkul Degerler A/S	923,921	1,717
*	Ozak Gayrimenkul Yatirim Ortakligi	4,953,234	1,665
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	191,383	1,575
*	NET Holding A/S	2,660,790	1,483

		Shares	Market Value ($000)
*	Albaraka Turk Katilim Bankasi A/S	11,536,574	1,460
*	Is Finansal Kiralama A/S	3,428,404	1,459
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	10,136,278	1,415
*	AKIS Gayrimenkul Yatirimi A/S	4,691,679	1,402
	LDR Turizm A/S	254,913	1,379
	Kocaer Celik Sanayi ve Ticaret A/S	1,811,331	1,356
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,500,737	1,319
*	Aksigorta A/S	7,533,668	1,239
*	Karel Elektronik Sanayi ve Ticaret A/S	1,427,395	1,229
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	915,002	1,186
	Bagfas Bandirma Gubre Fabrikalari A/S	951,606	1,174
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,805,487	1,152
*	Kerevitas Gida Sanayi ve Ticaret A/S	2,704,318	1,133
	Polisan Holding A/S	2,541,850	1,130
*	Aydem Yenilenebilir Enerji A/S	1,466,597	1,078
*	Imas Makina Sanayi A/S	1,605,125	1,049
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	8,202,021	1,005
	Sekerbank Turk A/S	8,616,933	996
*	Erciyas Celik Boru Sanayi A/S	192,124	989
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,130,940	884
*	Marti Otel Isletmeleri A/S	5,601,357	794
	Suwen Tekstil Sanayi Pazarlama A/S	1,036,812	701
	Kartonsan Karton Sanayi ve Ticaret A/S	212,792	667
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	839,081	663
	SUN Tekstil Sanayi ve Ticaret A/S	283,581	595
*	Consus Enerji Isletmeciligi ve Hizmetleri A/S	1,489,362	471
*	Peker Gayrimenkul Yatirim Ortakligi A/S	816,040	437
*,3	Asya Katilim Bankasi A/S	6,861,580	—
			993,228
United Arab Emirates (0.4%)
	Emirates Telecommunications Group Co. PJSC	46,527,550	283,722
	First Abu Dhabi Bank PJSC	59,060,472	235,381
	Emaar Properties PJSC	89,576,572	164,825
*	Alpha Dhabi Holding PJSC	18,570,005	100,932
	Abu Dhabi Commercial Bank PJSC	39,077,719	93,432
	Dubai Electricity & Water Authority PJSC	115,584,005	84,334
	Aldar Properties PJSC	49,018,297	68,983
	Dubai Islamic Bank PJSC	38,736,721	60,664
	Abu Dhabi Islamic Bank PJSC	19,371,606	59,292
*	Multiply Group PJSC	62,929,554	55,335
	Abu Dhabi National Oil Co. for Distribution PJSC	38,284,398	40,642
	Americana Restaurants International plc (XADS)	36,957,100	38,631
	ADNOC Drilling Co. PJSC	21,482,783	23,039
	Air Arabia PJSC	30,965,901	22,683
	Salik Co. PJSC	24,817,416	21,218
	Borouge plc	28,508,150	21,197
*	Abu Dhabi Ports Co. PJSC	11,774,000	21,163
	Emaar Development PJSC	11,201,535	19,334
*	Q Holding PJSC	27,583,058	18,708
	Dubai Investments PJSC	27,414,350	18,145
*	National Marine Dredging Co.	2,745,872	16,443
	Fertiglobe plc	15,223,934	14,834
	Emirates Central Cooling Systems Corp.	26,872,714	14,050
	Dana Gas PJSC	46,327,074	12,351
	GFH Financial Group BSC	42,066,967	11,915
	Sharjah Islamic Bank	16,352,526	10,329
	Dubai Financial Market PJSC	21,627,576	9,778
	AL Yah Satellite Communications Co-PJSC-Yah Sat	12,480,306	9,038

		Shares	Market Value ($000)
	Aramex PJSC	9,003,227	7,349
*	Ghitha Holding PJSC	529,035	6,161
*	AL Seer Marine Supplies & Equipment Co. LLC	2,853,457	6,085
*	RAK Properties PJSC	12,918,034	4,150
*	Apex Investment Co. PSC	6,637,149	3,794
*,3	Arabtec Holding PJSC	11,126,461	1,606
	Americana Restaurants International plc	1,360,179	1,391
*,3	Drake & Scull International PJSC	7,671,678	—
			1,580,934
United Kingdom (9.6%)
	AstraZeneca plc	19,761,839	2,839,307
	Shell plc	91,469,720	2,772,244
	HSBC Holdings plc	267,350,069	2,220,722
	BP plc	230,817,907	1,432,099
	Diageo plc	29,550,834	1,289,666
	Unilever plc (XAMS)	21,424,903	1,153,256
	Glencore plc	166,681,262	1,013,662
	British American Tobacco plc	29,711,754	999,151
	Rio Tinto plc	14,562,679	962,561
	GSK plc	53,783,699	957,413
	RELX plc	25,323,973	852,323
	Reckitt Benckiser Group plc	9,574,541	717,249
	Unilever plc	12,093,974	649,845
	National Grid plc	49,022,846	649,790
	London Stock Exchange Group plc	5,716,687	620,803
	Compass Group plc	23,286,585	605,862
	CRH plc (XDUB)	9,675,326	576,368
	Prudential plc	36,822,489	511,329
	Lloyds Banking Group plc	880,980,124	508,985
	Anglo American plc	16,141,382	496,376
	BAE Systems plc	40,750,782	487,341
	Experian plc	12,239,092	472,987
*	Flutter Entertainment plc	2,358,073	469,335
	Ferguson plc	2,754,661	443,006
	Ashtead Group plc	5,835,210	431,711
	Barclays plc	207,334,610	411,417
	3i Group plc	12,722,636	322,788
	Tesco plc	96,458,697	319,478
	SSE plc	14,564,014	314,920
	Haleon plc	69,952,452	301,944
	Standard Chartered plc	30,972,390	297,507
	Imperial Brands plc	12,289,825	290,353
	Vodafone Group plc	292,075,730	277,840
	Rentokil Initial plc	33,663,881	274,501
*	Rolls-Royce Holdings plc	111,968,156	265,492
	Legal & General Group plc	79,346,951	237,792
	NatWest Group plc	74,093,552	232,583
	Aviva plc	36,977,999	184,230
	Informa plc	18,856,028	183,467
	Smith & Nephew plc	11,676,713	177,638
	InterContinental Hotels Group plc	2,341,059	173,021
	Bunzl plc	4,506,058	167,030
	Sage Group plc	13,635,835	164,020
[1]	Segro plc	16,128,249	158,050
	WPP plc	13,905,657	151,832
	Entain plc	8,489,976	151,219
	Next plc	1,640,297	148,350
	BT Group plc	92,948,467	145,649

		Shares	Market Value ($000)
	Halma plc	5,058,296	145,264
	Burberry Group plc	5,039,135	143,843
	Croda International plc	1,868,504	141,470
	Spirax-Sarco Engineering plc	984,055	140,543
	Smurfit Kappa Group plc	3,474,160	138,434
	Centrica plc	76,670,777	135,872
	Melrose Industries plc	17,852,738	121,498
	Associated British Foods plc	4,606,834	121,238
	Whitbread plc	2,688,017	120,749
	Intertek Group plc	2,147,276	120,287
	United Utilities Group plc	9,092,994	116,604
	Mondi plc	6,498,061	113,980
	Severn Trent plc	3,351,384	109,838
	Pearson plc	9,561,845	105,769
	Admiral Group plc	3,862,440	105,456
	Smiths Group plc	4,745,146	103,490
[2]	Auto Trader Group plc	12,150,866	100,774
	Antofagasta plc	4,622,758	99,435
*	Ocado Group plc	8,109,888	97,632
*,1	Wise plc Class A	9,435,987	94,113
	B&M European Value Retail SA	12,463,613	88,528
	St. James's Place plc	7,203,488	86,954
	J Sainsbury plc	23,161,320	82,466
	Land Securities Group plc	9,909,502	82,296
	Kingfisher plc	26,012,902	82,028
	Weir Group plc	3,465,168	81,611
	Rightmove plc	10,935,369	80,123
	abrdn plc	26,844,684	79,889
	Berkeley Group Holdings plc	1,410,930	78,670
	Coca-Cola HBC AG	2,623,296	77,185
	Barratt Developments plc	13,165,324	77,065
	DCC plc	1,325,938	76,770
	M&G plc	29,050,578	74,831
	Diploma plc	1,749,477	72,765
	IMI plc	3,433,064	71,777
	Dechra Pharmaceuticals plc	1,475,210	70,327
*	Marks & Spencer Group plc	26,262,446	69,567
	Phoenix Group Holdings plc	9,815,667	69,349
	Taylor Wimpey plc	46,705,955	68,558
	DS Smith plc	17,188,689	68,340
	Schroders plc	11,530,014	68,025
	Intermediate Capital Group plc	3,714,468	67,039
	Howden Joinery Group plc	7,073,172	66,976
	JD Sports Fashion plc	33,034,377	66,916
	Games Workshop Group plc	437,797	65,453
	RS Group plc	6,339,843	63,861
	Spectris plc	1,403,293	63,327
	Persimmon plc	4,229,858	62,885
	Beazley plc	8,807,183	62,052
	Hiscox Ltd.	4,466,727	61,826
[1]	Endeavour Mining plc	2,429,893	58,551
[2]	ConvaTec Group plc	21,687,449	58,104
	Hikma Pharmaceuticals plc	2,158,125	57,956
	UNITE Group plc	4,631,440	57,826
	Hargreaves Lansdown plc	5,079,606	55,577
	Johnson Matthey plc	2,398,847	55,479
	British Land Co. plc	12,513,759	54,300
	Investec plc	8,474,791	53,223

		Shares	Market Value ($000)
	Inchcape plc	4,979,136	52,366
	Tate & Lyle plc	5,383,490	51,591
	Man Group plc	15,958,890	48,923
*,1	TUI AG	5,990,359	48,525
	Greggs plc	1,341,710	47,582
	Bellway plc	1,644,977	46,777
	IG Group Holdings plc	5,146,433	46,764
	Vistry Group plc	4,597,766	46,634
	ITV plc	49,877,041	46,320
	Rotork plc	11,518,390	45,625
	Tritax Big Box REIT plc	24,881,523	44,120
	Drax Group plc	5,328,803	41,372
	Derwent London plc	1,488,388	40,446
	Britvic plc	3,477,261	38,597
*	Indivior plc	1,658,083	37,343
	Virgin Money UK plc	15,841,116	35,934
	Balfour Beatty plc	7,656,099	34,382
	Direct Line Insurance Group plc	17,656,426	34,096
*	SSP Group plc	10,523,361	33,975
*	Carnival plc	1,960,131	33,246
*	International Consolidated Airlines Group SA	14,952,271	32,876
	Harbour Energy plc	9,475,720	32,440
	WH Smith plc	1,679,852	32,204
	Safestore Holdings plc	2,823,560	32,098
	Travis Perkins plc	2,855,764	31,942
	Softcat plc	1,650,999	31,811
	Grainger plc	9,699,640	31,344
	Pets at Home Group plc	6,215,553	31,234
	Pennon Group plc	3,452,598	31,179
	Big Yellow Group plc	2,254,949	31,033
*	International Distributions Services plc	9,043,105	30,889
	Cranswick plc	715,984	30,717
	Serco Group plc	15,374,893	30,640
	Grafton Group plc	2,714,361	30,529
*,2	Network International Holdings plc	6,151,001	30,519
*,2	Watches of Switzerland Group plc	3,083,248	29,920
	LondonMetric Property plc	12,604,788	29,903
*,2	Deliveroo plc Class A	17,449,876	29,425
	Hays plc	21,353,259	29,380
*	Playtech plc	4,040,839	29,070
*	easyJet plc	4,997,062	29,024
	QinetiQ Group plc	6,929,367	28,692
*	Oxford Nanopore Technologies plc	8,397,134	28,358
*	Dowlais Group plc	17,852,386	28,246
	Shaftesbury Capital plc	18,249,666	28,058
	Genus plc	880,833	27,862
	Energean plc	1,826,910	27,184
	OSB Group plc	5,620,987	26,566
*	Darktrace plc	5,437,499	25,788
	Computacenter plc	909,511	25,659
	Lancashire Holdings Ltd.	3,251,332	24,885
	LXI REIT plc	20,046,952	24,496
	Moneysupermarket.com Group plc	6,878,335	24,242
	Close Brothers Group plc	2,011,149	23,798
	Assura plc	39,021,343	23,732
	Redrow plc	3,568,648	23,724
	Pagegroup plc	4,135,368	23,680
	Mitie Group plc	17,925,122	23,383

		Shares	Market Value ($000)
	Plus500 Ltd.	1,204,920	23,283
	Victrex plc	1,147,924	22,792
	Domino's Pizza Group plc	5,097,268	22,730
	Renishaw plc	452,601	22,677
	Bodycote plc	2,548,470	22,627
	Dunelm Group plc	1,505,230	22,241
	Savills plc	1,751,350	21,869
	Oxford Instruments plc	707,377	21,793
	Primary Health Properties plc	17,835,252	21,664
[2]	Airtel Africa plc	14,385,100	21,510
	Hill & Smith plc	1,049,665	21,268
	TP ICAP Group plc	10,403,477	21,235
	TBC Bank Group plc	658,491	21,047
	4imprint Group plc	368,388	20,989
	Paragon Banking Group plc	3,060,252	20,773
*,2	Trainline plc	6,034,139	20,391
	Bank of Georgia Group plc	486,189	20,328
	Kainos Group plc	1,207,205	20,314
	Rathbones Group plc	865,146	20,016
	Telecom Plus plc	920,219	19,644
	Fresnillo plc	2,464,330	19,530
	Centamin plc	15,337,728	18,938
*	IWG plc	9,624,710	18,893
	Coats Group plc	20,836,305	18,736
	Firstgroup plc	9,925,581	18,589
[2]	Quilter plc	18,159,022	18,228
*	Frasers Group plc	1,744,105	18,178
[1]	Hammerson plc	52,446,980	17,922
	Bytes Technology Group plc	2,673,975	17,737
*,1,2	Aston Martin Lagonda Global Holdings plc	3,441,663	17,493
	Spirent Communications plc	7,971,721	17,325
	Future plc	1,600,171	17,184
*	John Wood Group plc	8,998,514	17,104
*,1	THG plc Class B	12,862,679	17,025
*	Babcock International Group plc	3,370,440	16,226
	Supermarket Income REIT plc	16,540,244	16,190
	Vesuvius plc	2,813,371	15,930
	AJ Bell plc	3,770,812	15,918
[2]	JTC plc	1,722,163	15,897
	Ashmore Group plc	5,948,017	15,773
	Great Portland Estates plc	2,861,427	15,702
	Sirius Real Estate Ltd.	14,645,490	15,563
*	Ascential plc	5,717,478	15,367
	Morgan Sindall Group plc	620,794	15,227
	Premier Foods plc	9,355,685	15,198
	Just Group plc	13,817,506	14,599
	Dr. Martens plc	7,440,924	14,556
	Diversified Energy Co. plc	11,932,577	14,537
	Chemring Group plc	3,867,446	14,107
	Redde Northgate plc	3,060,774	13,529
	Genuit Group plc	3,198,985	12,863
	Morgan Advanced Materials plc	3,641,958	12,777
	Volution Group plc	2,478,661	12,777
	Senior plc	5,705,376	12,227
	Workspace Group plc	1,865,674	11,887
	IntegraFin Holdings plc	3,757,838	11,810
*	Helios Towers plc	10,073,671	11,666
	Clarkson plc	323,225	11,567

		Shares	Market Value ($000)
	Keller Group plc	1,039,347	11,416
	RHI Magnesita NV (WBAH)	291,275	11,253
*	Elementis plc	7,666,702	10,874
	Ninety One plc	4,864,573	10,768
	IP Group plc	14,010,299	10,746
*	J D Wetherspoon plc	1,236,560	10,735
	Marshalls plc	3,079,059	10,607
	CRH plc (XLON)	175,848	10,524
*	Auction Technology Group plc	1,147,627	10,457
[2]	Spire Healthcare Group plc	3,684,058	10,188
[2]	Ibstock plc	5,234,528	10,106
*	Mitchells & Butlers plc	3,394,055	10,008
*	S4 Capital plc	7,337,871	9,932
*	PureTech Health plc	3,387,625	9,719
	C&C Group plc	5,227,747	9,260
	Currys plc	13,119,243	9,001
	Crest Nicholson Holdings plc	3,255,100	8,921
	FDM Group Holdings plc	1,254,219	8,806
	Essentra plc	4,088,130	8,528
	Hilton Food Group plc	1,024,113	8,504
	Jupiter Fund Management plc	5,792,162	8,503
	Mobico Group plc	7,083,466	8,493
*	Moonpig Group plc	3,667,150	8,438
[2]	Bridgepoint Group plc	3,435,289	8,334
[2]	Petershill Partners plc	3,818,146	8,300
*	Alphawave IP Group plc	3,936,707	8,156
	Halfords Group plc	2,845,860	8,075
*	Capita plc	22,538,263	7,992
	AG Barr plc	1,268,802	7,675
*	Greencore Group plc	6,816,735	7,672
[2]	TI Fluid Systems plc	4,252,299	7,313
*,1	AO World plc	5,924,477	7,219
	Liontrust Asset Management plc	828,028	6,868
*	Molten Ventures plc	2,017,928	6,816
*,1	Tullow Oil plc	15,053,645	6,666
	UK Commercial Property REIT Ltd.	9,877,902	6,639
*	888 Holdings plc	4,770,184	6,617
	Picton Property Income Ltd.	7,267,197	6,589
*	Oxford Biomedica plc	1,127,781	6,391
	XP Power Ltd.	241,033	6,321
	Balanced Commercial Property Trust Ltd.	7,073,532	6,303
	Wickes Group plc	3,467,431	6,080
	PZ Cussons plc	2,783,271	5,929
*,1	Petrofac Ltd.	5,571,866	5,620
	Vanquis Banking Group plc	3,475,493	5,613
[3]	Home REIT plc	10,689,921	5,220
	NCC Group plc	4,153,633	5,142
*	Synthomer plc	4,528,267	4,851
*,2	Trustpilot Group plc	4,270,356	4,786
	Helical plc	1,375,582	4,746
*,1	ASOS plc	869,125	4,694
	CLS Holdings plc	2,557,140	4,591
	Capricorn Energy plc	1,974,084	4,491
*	Ferrexpo plc	3,771,916	4,448
	Hochschild Mining plc	4,252,593	4,214
	Avon Protection plc	395,238	4,162
*	SIG plc	9,320,595	3,469
*	Rank Group plc	2,583,312	3,043

			Shares	Market Value ($000)
[2]		CMC Markets plc	1,666,460	3,002
[1,2]		Bakkavor Group plc	1,871,971	2,415
		RHI Magnesita NV (XLON)	60,825	2,338
		Breedon Group plc	257,583	1,204
		Ithaca Energy plc	140,453	318
*,1,3		NMC Health plc	1,316,787	—
*,1,3		Intu Properties plc	14,406,415	—
*,3		Evraz plc	7,417,198	—
*,2,3		Finablr plc	3,002,811	—
				37,910,499
Total Common Stocks (Cost $333,413,649)				388,525,339
		Coupon
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[7,8]	Vanguard Market Liquidity Fund (Cost $8,559,132)	5.274%	85,619,196	8,560,207
Total Investments (100.9%) (Cost $341,972,781)				397,085,546
Other Assets and Liabilities—Net (-0.9%)				(3,666,602)
Net Assets (100%)				393,418,944
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,535,958,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $10,956,949,000, representing 2.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Collateral of $4,989,494,000 was received for securities on loan.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	September 2023	23,652	1,169,202	36,816
FTSE 100 Index	September 2023	7,139	704,454	11,812
MSCI Emerging Market Index	September 2023	17,537	924,463	37,250
S&P ASX 200 Index	September 2023	2,978	367,959	14,195
S&P TSX 60 Index	September 2023	2,450	460,774	12,298
Topix Index	September 2023	5,266	861,349	43,144
				155,515

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	9/20/23	AUD	635,146	USD	425,144	2,235	—
BNP Paribas	9/20/23	AUD	12,322	USD	8,246	45	—
Bank of America, N.A.	9/20/23	CAD	307,963	USD	229,540	4,163	—
BNP Paribas	9/20/23	CAD	144,495	USD	109,378	274	—
Toronto-Dominion Bank	9/20/23	CAD	95,793	USD	71,825	869	—
State Street Bank & Trust Co.	9/20/23	EUR	534,785	USD	576,747	12,712	—
BNP Paribas	9/20/23	EUR	529,464	USD	570,734	12,859	—
UBS AG	9/20/23	EUR	49,723	USD	54,725	82	—
BNP Paribas	9/20/23	EUR	25,171	USD	27,779	—	(35)
State Street Bank & Trust Co.	9/20/23	EUR	23,206	USD	25,891	—	(313)
Royal Bank of Canada	9/20/23	GBP	377,301	USD	469,436	14,877	—
JPMorgan Chase Bank, N.A.	9/20/23	GBP	28,292	USD	36,318	—	(2)
BNP Paribas	9/20/23	GBP	12,903	USD	16,601	—	(38)
Toronto-Dominion Bank	9/20/23	INR	14,067,100	USD	169,606	1,148	—
BNP Paribas	9/20/23	INR	11,428,733	USD	137,949	778	—
HSBC Bank plc	9/20/23	INR	7,905,289	USD	96,069	—	(111)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	9/20/23	INR	7,905,289	USD	95,788	170	—
Bank of America, N.A.	9/20/23	INR	6,388,714	USD	77,059	490	—
State Street Bank & Trust Co.	9/20/23	INR	3,952,645	USD	48,040	—	(61)
Standard Chartered Bank	9/20/23	JPY	58,000,000	USD	408,264	2,684	—
BNP Paribas	9/20/23	JPY	51,124,924	USD	371,027	—	(8,791)
Bank of America, N.A.	9/20/23	JPY	7,207,107	USD	52,682	—	(1,617)
State Street Bank & Trust Co.	9/20/23	KRW	131,489,043	USD	102,667	787	—
Morgan Stanley Capital Services LLC	9/20/23	USD	14,051	BRL	70,516	—	(733)
Goldman Sachs International	9/20/23	USD	14,046	BRL	70,516	—	(739)
State Street Bank & Trust Co.	9/20/23	USD	176,340	CHF	158,372	—	(6,261)
UBS AG	9/20/23	USD	176,184	CHF	158,372	—	(6,417)
State Street Bank & Trust Co.	9/20/23	USD	167,146	EUR	151,572	78	—
Bank of America, N.A.	9/20/23	USD	122,914	HKD	960,540	—	(300)
HSBC Bank plc	9/20/23	USD	75,534	HKD	590,305	—	(187)
Morgan Stanley Capital Services LLC	9/20/23	USD	40,409	HKD	315,575	—	(70)
Goldman Sachs International	9/20/23	USD	26,186	HKD	204,449	—	(39)
Standard Chartered Bank	9/20/23	USD	17,214	HKD	134,476	—	(36)
UBS AG	9/20/23	USD	13,359	HKD	104,353	—	(27)
Royal Bank of Canada	9/20/23	USD	13,167	HKD	102,796	—	(19)
Bank of Montreal	9/20/23	USD	12,665	HKD	98,890	—	(20)
JPMorgan Chase Bank, N.A.	9/20/23	USD	69,064	KRW	89,360,720	—	(1,244)
State Street Bank & Trust Co.	9/20/23	USD	69,048	KRW	89,360,720	—	(1,261)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	9/20/23	USD	103,813	TWD	3,253,499	—	(348)
Bank of America, N.A.	9/20/23	USD	53,539	TWD	1,676,045	—	(120)
						54,251	(28,789)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Akbank TAS	8/31/23	BANA	15,123	(2.122)	5,086	—
Beijing Kingsoft Office Software Inc. Class A	1/31/24	GSI	18,430	(2.751)	—	(1,405)
China Yangtze Power Co. Ltd. Class A	8/7/23	GSI	31,737	(5.076)	—	(238)
China Yangtze Power Co. Ltd. Class A	8/7/23	GSI	9,251	(5.076)	—	(70)
Chung Hung Steel Corp.	8/31/23	BANA	4,779	9.878	7	—
Contemporary Amperex Technology Co. Ltd. Class A	8/7/23	GSI	23,912	(5.076)	1,336	—
Contemporary Amperex Technology Co. Ltd. Class A	8/7/23	GSI	19,129	(5.076)	1,068	—
Eva Airways Corp.	8/31/23	BANA	19,169	5.628	—	(1,194)
Evergreen Marine Corp. Taiwan Ltd.	8/7/23	GSI	13,939	(5.076)	9,505	—
FTSE China A Stock Connect CNY All Cap Index	6/13/24	GSI	209,797	(5.251)	8,160	—
Innolux Corp.	8/7/23	GSI	26,121	(5.076)	220	—
JA Solar Technology Co. Ltd. Class A	8/7/23	GSI	7,094	(5.076)	—	(119)
JA Solar Technology Co. Ltd. Class A	8/7/23	GSI	2,838	(5.076)	—	(47)
LONGi Green Energy Technology Co. Ltd. Class A	8/7/23	GSI	16,199	(5.076)	72	—

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Nan Ya Printed Circuit Board Corp.	8/31/23	BANA	8,477	1.878	—	(45)
Turk Hava Yollari AO	8/30/24	BANA	24,541	(2.622)	4,124	—
Zhejiang Huayou Cobalt Co. Ltd. Class A	1/31/24	GSI	6,438	0.049	605	—
					30,183	(3,118)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $51,144,000 and cash of $7,956,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	37,924,787	175,283	—	38,100,070
Common Stocks—Other	2,712,974	347,473,004	239,291	350,425,269
Temporary Cash Investments	8,560,207	—	—	8,560,207
Total	49,197,968	347,648,287	239,291	397,085,546

Derivative Financial Instruments
Assets
Futures Contracts[1]	155,515	—	—	155,515
Forward Currency Contracts	—	54,251	—	54,251
Swap Contracts	—	30,183	—	30,183
Total	155,515	84,434	—	239,949
Liabilities
Forward Currency Contracts	—	28,789	—	28,789
Swap Contracts	—	3,118	—	3,118
Total	—	31,907	—	31,907
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2023 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	557,887	—	—	—	119,918	13,998	—	677,805
Vanguard Market Liquidity Fund	7,948,248	NA1	NA1	183	(592)	92,406	6	8,560,207
Total	8,506,135	—	—	183	119,326	106,404	6	9,238,012
1	Not applicable—purchases and sales are for temporary cash investment purposes.